UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and address of agent for service)

414-287-3700
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Bridge Builder Core BondFund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 98.75%
Asset Backed Obligations - 9.36%
ABFC 2005-AQ1 Trust
4.95%, 06/25/2035	$800,240	$821,136
ABFC 2006-OPT1 Trust
0.34%, 09/25/2036	6,053,867	5,432,310
Academic Loan Funding Trust 2012-1
0.99%, 12/27/2022 (Acquired 10/28/2013, Cost $1,110,930) (b)	1,106,307	1,102,206
Academic Loan Funding Trust 2013-1
0.99%, 12/26/2044 (Acquired 11/15/2013, Cost $1,477,846) (b)	1,488,217	1,470,491
Accredited Mortgage Loan Trust 2006-2
0.34%, 09/25/2036	1,485,165	1,469,870
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	991,000	990,605
Ally Auto Receivables Trust 2015-1
1.39%, 09/16/2019	2,118,000	2,123,837
Ally Auto Receivables Trust 2015-2
1.49%, 11/15/2019	952,000	954,213
1.84%, 06/15/2020	2,078,000	2,088,644
Ally Auto Receivables Trust 2015-SN1
0.93%, 10/20/2016	2,735,212	2,734,717
1.21%, 03/20/2017	915,000	917,683
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $74,159) (b)	74,194	74,195
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $28,027) (b)	28,028	28,025
American Credit Acceptance Receivables Trust 2014-2
0.99%, 10/10/2017 (Acquired 04/15/2014, Cost $542,246) (b)	542,258	542,043
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $1,033,934) (b)	1,034,000	1,037,632
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $500,492) (b)	500,000	501,185
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $572,099) (b)	572,124	571,903
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $1,532,502) (b)	1,532,590	1,532,005
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $2,043,336) (b)	2,043,336	2,041,536
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,837) (b)	980,000	991,194
American Express Credit Account Master Trust 2013-1
0.91%, 02/16/2021	5,000,000	5,025,800
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015, Cost $2,025,216) (b)	1,970,026	2,051,603
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,460) (b)	300,000	305,617
6.23%, 10/17/2036 (Acquired 09/10/2014, Cost $1,091,986) (b)	1,000,000	1,040,823
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015, Cost $421,294) (b)	400,000	403,744

6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,108,315) (b)	1,000,000	1,052,254
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,271,479) (b)	2,233,173	2,220,182
5.64%, 04/17/2052 (Acquired 04/01/2015 through 04/22/2015, Cost $1,106,497) (b)	1,050,000	1,047,333
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015, Cost $1,756,558) (b)	1,750,000	1,767,817
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	4,063,000	4,058,669
AmeriCredit Automobile Receivables Trust 2013-1
0.61%, 10/10/2017	17,671	17,666
AmeriCredit Automobile Receivables Trust 2013-4
0.96%, 04/09/2018	1,422,749	1,423,209
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	1,734,578	1,733,700
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	3,719,000	3,714,634
AmeriCredit Automobile Receivables Trust 2014-3
1.92%, 11/08/2019	330,000	332,319
AmeriCredit Automobile Receivables Trust 2015-2
0.83%, 09/10/2018	2,264,000	2,263,253
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
5.05%, 01/25/2034	7,931	7,860
Anchorage Capital CLO 2013-1 Ltd
1.48%, 07/13/2025 (Acquired 11/25/2013, Cost $14,360,525) (b)	14,500,000	14,252,180
Apidos CLO IX
1.59%, 07/15/2023	3,000,000	2,988,000
Argent Securities Inc
1.33%, 03/25/2034	3,570,651	3,372,548
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.23%, 04/25/2034	3,667,317	3,466,333
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.53%, 11/25/2035	6,289,889	6,102,419
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015, Cost $2,948,551) (b)	2,948,551	2,938,231
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.53%, 10/15/2032	760,596	753,444
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.87%, 11/25/2033	1,862,969	1,758,173
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.91%, 09/25/2034	6,708,335	6,624,246
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.36%, 03/25/2036	4,905,680	4,601,248
Asset-Backed Pass-Through Certificates Series 2004-R2
0.97%, 04/25/2034	698,081	686,394
Atlas Senior Loan Fund IV Ltd
1.82%, 02/17/2026 (Acquired 12/13/2013, Cost $15,212,254) (b)	15,250,000	15,112,750
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,880,922) (b)	4,900,000	4,918,076
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,307,441) (b)	10,300,000	10,451,462
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,302) (b)	12,000,000	12,103,812
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,798,523) (b)	7,800,000	7,887,040
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $403,532) (b)	403,539	403,170
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $1,624,905) (b)	1,624,978	1,623,684

B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,328,370) (b)	1,328,402	1,324,077
BA Credit Card Trust
1.36%, 09/15/2020	1,304,000	1,306,385
Babson CLO Ltd 2013-I
1.39%, 04/20/2025 (Acquired 02/19/2015, Cost $765,638) (b)	775,000	762,734
Battalion CLO IV Ltd
1.70%, 10/22/2025	8,000,000	7,922,808
Battalion CLO VIII Ltd
1.82%, 04/18/2027	1,750,000	1,737,575
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	13,353	14,019
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	233,270
BCC Funding Corp X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $2,698,992) (b)	2,699,000	2,712,519
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.05%, 08/25/2034	7,536,175	6,965,016
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.09%, 08/25/2034	924,542	870,473
Bear Stearns Asset Backed Securities Trust 2003-2
1.69%, 03/25/2043	5,558,081	5,432,640
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.56%, 04/25/2036	65,266	62,456
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022	2,073,628	2,068,443
BMW Floorplan Master Owner Trust
0.71%, 07/15/2020 (Acquired 07/15/2015, Cost $8,600,000) (b)	8,600,000	8,575,911
BMW Vehicle Owner Trust 2014-A
0.53%, 04/25/2017	575,997	575,655
0.97%, 11/26/2018	680,000	680,702
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $537,039) (b)	542,034	541,072
Cabela’s Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $788,210) (b)	784,000	789,569
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 12/03/2014, Cost $370,041) (b)	369,968	370,019
California Republic Auto Receivables Trust 2014-2
1.57%, 12/16/2019	188,000	188,013
California Republic Auto Receivables Trust 2014-3
1.09%, 11/15/2018	2,000,000	1,999,614
California Republic Auto Receivables Trust 2015-3
1.62%, 11/15/2019	4,201,000	4,200,794
CAM Mortgage LLC 2015-1
3.38%, 07/15/2064 (Acquired 06/24/2015, Cost $3,139,281) (b)	3,139,281	3,138,547
Capital Auto Receivables Asset Trust 2013-3
1.31%, 12/20/2017	1,300,000	1,300,582
Capital Auto Receivables Asset Trust 2013-4
0.85%, 02/21/2017	390,081	389,983
1.09%, 03/20/2018	957,000	956,303
Capital Auto Receivables Asset Trust 2014-2
0.91%, 04/20/2017	700,000	699,963
Capital Auto Receivables Asset Trust 2015-3
1.67%, 01/22/2019	9,725,000	9,743,905
Capital One Multi-Asset Execution Trust

0.25%, 07/15/2020	5,005,000	4,974,510
Carfinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $140,460) (b)	141,394	142,187
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $33,950) (b)	33,951	33,954
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $662,597) (b)	662,647	661,992
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,931) (b)	375,000	376,239
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $2,331,183) (b)	2,331,311	2,329,346
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015, Cost $1,720,969) (b)	1,725,172	1,720,165
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.61%, 02/14/2025 (Acquired 01/02/2014, Cost $5,052,978) (b)	5,100,000	5,057,797
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.19%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (a)(b)	2,686,667	2,648,785
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	71,185	71,160
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	262,266	262,234
1.28%, 05/15/2019	275,000	275,482
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,103,284
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	1,818,000	1,816,562
Carnow Auto Receivables Trust 2014-1
0.96%, 01/17/2017 (Acquired 09/17/2014, Cost $406,078) (b)	406,084	405,909
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $999,954) (b)	1,000,000	997,444
Carnow Auto Receivables Trust 2015-1
1.69%, 01/15/2020 (Acquired 09/11/2015, Cost $4,000,000) (b)	4,000,000	3,999,600
Carrington Mortgage Loan Trust Series 2006-OPT1
0.37%, 02/25/2036	1,495,140	1,450,355
Catamaran CLO 2014-1 Ltd
1.84%, 04/20/2026	5,500,000	5,461,593
2.09%, 04/20/2026	4,500,000	4,356,959
Catamaran CLO 2014-2 Ltd
1.80%, 10/18/2026 (Acquired 12/17/2014, Cost $991,111) (b)	1,000,000	993,896
Catamaran CLO 2015-1 Ltd
1.85%, 04/22/2027 (Acquired 03/31/2015, Cost $750,000) (b)	750,000	746,440
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	244,818	252,535
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	625,659	636,424
5.25%, 11/25/2034	367,466	382,773
Chase Issuance Trust
1.15%, 01/15/2019	15,000,000	15,044,505
0.67%, 04/15/2019	16,700,000	16,623,447
1.59%, 02/18/2020	3,063,000	3,090,285
Chrysler Capital Auto Receivables Trust 2014-A
0.83%, 09/17/2018 (Acquired 05/15/2015, Cost $852,097) (b)	851,873	851,756
Citi Held For Asset Issuance 2015-PM1
1.85%, 12/15/2021 (Acquired 07/29/2015, Cost $2,585,772) (b)	2,585,797	2,590,875
Citigroup Mortgage Loan Trust Inc
0.55%, 10/25/2035	6,236,843	6,156,406
Concord Funding Co LLC

3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (b)	3,096,000	3,118,601
Conseco Financial Corp
6.40%, 10/15/2018	5,870	5,966
7.05%, 01/15/2019	2,654	2,713
6.24%, 12/01/2028	65,943	67,787
7.07%, 01/15/2029	206	208
6.22%, 03/01/2030	148,192	156,714
6.18%, 04/01/2030	41,491	44,303
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015 through 02/17/2015, Cost $1,032,880) (b)	1,032,928	1,037,046
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	1	1
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	100,876	102,652
4.67%, 02/25/2036	974,803	993,561
0.44%, 04/25/2036	1,807,939	1,796,623
4.90%, 04/25/2036	319,118	286,059
4.85%, 09/25/2046	140,418	124,930
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $58,470) (b)	58,067	58,351
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $227,310) (b)	225,397	227,211
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $126,071) (b)	125,348	126,077
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $619,651) (b)	616,114	618,293
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $457,412) (b)	458,439	455,173
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $348,173) (b)	348,548	348,107
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $1,079,209) (b)	1,079,267	1,076,878
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $777,988) (b)	778,035	776,411
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	1,838,613	1,826,518
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $2,737,107) (b)	2,737,845	2,721,237
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,953) (b)	558,000	552,824
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $2,497,529) (b)	2,497,575	2,486,828
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,955) (b)	525,000	526,836
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $2,186,661) (b)	2,186,661	2,176,126
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,926) (b)	446,000	442,035
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015, Cost $4,561,358) (b)	4,561,358	4,536,923
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,890) (b)	1,905,000	1,890,061
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015, Cost $4,817,640) (b)	4,818,000	4,820,558
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,730) (b)	1,376,000	1,382,693
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $465,526) (b)	464,770	464,069
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $257,189) (b)	257,077	256,651

Credit Acceptance Auto Loan Trust 2013-1
1.21%, 10/15/2020 (Acquired 01/30/2015, Cost $882,456) (b)	882,325	882,527
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $1,398,356) (b)	1,400,000	1,397,784
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/18/2014, Cost $1,248,429) (b)	1,250,000	1,249,979
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,891) (b)	2,821,000	2,834,806
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (b)	434,000	437,304
Credit-Based Asset Servicing and Securitization LLC
4.11%, 12/25/2035	30,143	29,772
CSMC Trust 2006-CF1
0.50%, 11/25/2035 (Acquired 10/28/2013, Cost $3,917) (b)	3,958	3,945
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	180,996	181,926
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	227,259	231,170
CWABS Asset-Backed Certificates Trust 2005-11
4.78%, 02/25/2036	901,059	922,090
CWABS Asset-Backed Certificates Trust 2005-17
4.84%, 05/25/2036	15,756	27,120
4.84%, 05/25/2036	76,917	100,034
CWABS Inc Asset-Backed Certificates Series 2003-5
5.41%, 01/25/2034	37,543	38,021
CWABS Inc Asset-Backed Certificates Series 2004-1
0.94%, 03/25/2034	87,957	83,952
1.02%, 03/25/2034	11,554	10,675
0.75%, 04/25/2034	1,112	1,002
CWABS Inc Asset-Backed Certificates Trust 2004-6
1.09%, 10/25/2034	72,927	70,230
0.97%, 11/25/2034	1,426,084	1,377,064
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	52,901	51,031
Discover Card Execution Note Trust
1.90%, 10/17/2022	2,170,000	2,174,646
Drive Auto Receivables Trust 2015-A
1.01%, 11/15/2017 (Acquired 03/12/2015, Cost $2,068,680) (b)	2,068,585	2,067,652
4.12%, 06/15/2022 (Acquired 03/12/2015, Cost $1,765,634) (b)	1,766,000	1,754,104
Drive Auto Receivables Trust 2015-B
0.93%, 12/15/2017 (Acquired 07/31/2015, Cost $447,662) (b)	448,000	447,649
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $1,631,910) (b)	1,632,000	1,631,130
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,505) (b)	1,921,000	1,935,492
Drive Auto Receivables Trust 2015-C
0.88%, 02/15/2018 (Acquired 07/15/2015, Cost $3,730,000) (b)	3,730,000	3,727,154
1.03%, 02/15/2018 (Acquired 07/15/2015, Cost $762,986) (b)	763,000	762,446
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,457) (b)	926,471	929,023
Drive Auto Receivables Trust 2015-D
1.23%, 06/15/2018 (Acquired 09/23/2015, Cost $9,159,576) (b)	9,160,000	9,159,558
DT Auto Owner Trust 2014-3
0.98%, 04/16/2018 (Acquired 12/03/2014, Cost $1,249,425) (b)	1,249,469	1,247,987
DT Auto Owner Trust 2015-1
1.06%, 09/17/2018 (Acquired 02/18/2015, Cost $1,793,854) (b)	1,794,223	1,793,091
DT Auto Owner Trust 2015-2
1.24%, 09/17/2018 (Acquired 06/10/2015, Cost $2,369,859) (b)	2,369,949	2,368,152
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,961) (b)	1,356,000	1,374,244

Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $154,356) (b)	154,257	154,299
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $111,207) (b)	111,121	111,186
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $877,264) (b)	877,140	876,789
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $1,448,747) (b)	1,449,730	1,447,338
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,954) (b)	335,000	335,433
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014, Cost $4,364,535) (b)	4,368,845	4,365,249
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,924) (b)	667,000	674,536
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $2,188,651) (b)	2,188,755	2,190,592
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,774) (b)	1,125,000	1,137,194
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $2,811,127) (b)	2,811,289	2,812,084
Fifth Third Auto Trust 2014-3
0.57%, 05/15/2017	543,644	543,574
0.96%, 03/15/2019	413,000	413,049
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $70,563) (b)	70,473	70,509
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $310,593) (b)	310,701	310,630
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 03/17/2015, Cost $601,762) (b)	601,314	601,408
First Investors Auto Owner Trust 2013-3
1.44%, 10/15/2019 (Acquired 11/06/2013, Cost $1,008,871) (b)	1,006,401	1,008,049
First Investors Auto Owner Trust 2014-2
0.86%, 08/15/2018 (Acquired 01/28/2015, Cost $279,993) (b)	280,316	280,102
First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $471,300) (b)	471,302	471,208
1.67%, 11/16/2020 (Acquired 11/07/2014, Cost $275,994) (b)	276,000	275,511
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $2,195,978) (b)	2,196,000	2,195,442
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $2,188,867) (b)	2,188,876	2,191,806
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,980) (b)	280,000	283,183
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015, Cost $3,314,554) (b)	3,306,774	3,307,994
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,455,802) (b)	1,442,000	1,451,183
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $199,999) (b)	200,136	200,108
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $364,762) (b)	364,761	365,046
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $1,054,823) (b)	1,054,876	1,053,690
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,955) (b)	280,000	281,403
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014, Cost $1,587,444) (b)	1,587,576	1,582,778
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,912) (b)	892,000	899,456
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,922) (b)	440,000	444,029
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $2,758,865) (b)	2,759,123	2,753,029
Flagship Credit Auto Trust 2015-2

1.98%, 10/15/2020 (Acquired 07/29/2015, Cost $2,263,625) (b)	2,263,855	2,268,765
Flatiron CLO 2013-1 Ltd
1.69%, 01/17/2026 (Acquired 08/12/2014, Cost $745,961) (b)	750,000	743,716
Ford Credit Auto Lease Trust 2014-A
0.50%, 10/15/2016	83,784	83,782
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,391,000	1,391,088
1.10%, 11/15/2017	550,000	550,400
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	890,298
Ford Credit Auto Owner Trust 2014-C
0.61%, 08/15/2017	728,273	728,231
1.06%, 05/15/2019	1,040,000	1,041,070
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 10/07/2014, Cost $6,867,034) (b)	6,820,000	6,917,737
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	1,907,709	1,908,443
1.28%, 09/15/2019	942,000	944,679
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	2,876,000	2,883,906
1.74%, 02/15/2021	3,338,000	3,356,219
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,898,965) (b)	4,900,000	4,973,275
Ford Credit Floorplan Master Owner Trust A
0.59%, 01/15/2018	1,150,000	1,149,761
2.39%, 08/15/2022	1,374,000	1,388,770
Freedom Trust 2011-2
5.00%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $285,608) (b)	279,845	282,828
Fremont Home Loan Trust 2004-2
1.05%, 07/25/2034	1,229,294	1,105,804
FRT 2013-1 Trust
4.21%, 10/25/2018 (a)	7,176	7,175
5.00%, 10/25/2033 (a)	922,514	904,156
Galaxy XVIII CLO Ltd
1.76%, 10/15/2026	2,250,000	2,226,375
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $3,353,217) (b)	3,356,354	3,356,193
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	185	186
6.71%, 04/25/2029	55,089	50,672
GE Dealer Floorplan Master Note Trust
0.72%, 01/20/2020	5,300,000	5,273,288
GE Equipment Midticket LLC
0.78%, 09/22/2020	247,455	247,469
GE Mortgage Services LLC
6.74%, 12/25/2028	9	7
GLC II Trust 2013-1
4.00%, 12/18/2020	2,824,277	2,833,879
GLC Trust 2013-1
3.00%, 07/15/2021	2,308,046	2,299,967
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $2,874,201) (b)	2,874,201	2,864,929
4.30%, 12/15/2020 (Acquired 06/26/2015, Cost $953,958) (b)	954,000	956,735
GM Financial Automobile Leasing Trust 2014-1
0.61%, 07/20/2016 (Acquired 04/03/2014, Cost $1,014,374) (b)	1,014,490	1,014,080

GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	3,619,000	3,622,087
1.53%, 09/20/2018	1,198,000	1,201,110
1.73%, 06/20/2019	502,000	506,557
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,026,374) (b)	1,025,646	1,020,517
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $300,141) (b)	300,141	299,822
GMF Floorplan Owner Revolving Trust
0.71%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (b)	4,600,000	4,577,248
GO Financial Auto Securitization Trust 2015-1
1.81%, 03/15/2018	2,182,440	2,181,251
3.59%, 10/15/2020	995,000	996,294
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,522,524) (b)	1,522,816	1,533,383
Gramercy Park CLO Ltd
1.57%, 07/17/2023 (Acquired 07/10/2014, Cost $1,125,000) (b)	1,125,000	1,122,738
GSAA Trust
0.46%, 06/25/2035	1,510,600	1,467,079
Hertz 2015-3a A Mtge
2.67%, 09/25/2021	8,000,000	7,997,761
HLSS Servicer Advance Receivables Backed Notes Series 2013-T3
2.39%, 05/15/2046 (Acquired 04/09/2014, Cost $392,560) (b)	400,000	393,571
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.98%, 11/15/2046 (Acquired 11/22/2013, Cost $2,282,403) (b)	2,283,000	2,273,868
HLSS Servicer Advance Receivables Trust
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,259,267) (b)	1,255,000	1,255,125
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,471,265) (b)	1,482,000	1,480,518
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (b)	1,662,000	1,662,831
2.29%, 01/15/2048 (Acquired 01/16/2013, Cost $4,200,024) (b)	4,250,000	4,224,925
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.39%, 03/25/2036	81,730	73,210
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	804,011	803,784
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	930,000	928,872
Honda Auto Receivables 2015-1 Owner Trust
0.70%, 06/15/2017	683,000	682,911
Honda Auto Receivables 2015-3 Owner Trust
1.56%, 10/18/2021	1,936,000	1,946,869
HSBC Home Equity Loan Trust USA 2006-4
0.50%, 03/20/2036	6,300,000	5,955,421
HSBC Home Equity Loan Trust USA 2007-1
0.42%, 03/20/2036	32,198	32,029
HSBC Home Equity Loan Trust USA 2007-3
1.42%, 11/20/2036	450,202	448,875
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,104,000	2,103,297
Hyundai Auto Receivables Trust 2015-A
0.68%, 10/16/2017	934,394	934,296
1.05%, 04/15/2019	250,000	249,700
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	1,528,000	1,527,277
1.12%, 11/15/2019	1,024,000	1,022,118
Hyundai Auto Receivables Trust 2015-C

1.46%, 02/18/2020	2,139,000	2,143,967
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	423	422
Invitation Homes 2014-SFR1 Trust
1.21%, 06/17/2031 (Acquired 05/14/2015, Cost $1,992,745) (b)	2,000,000	1,963,942
John Deere Owner Trust 2012-B
0.69%, 01/15/2019	663,022	662,907
John Deere Owner Trust 2014-A
0.45%, 09/15/2016	571,747	571,618
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.32%, 07/25/2036	5,232,303	5,030,797
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.32%, 11/25/2036	89,684	89,509
KSBA 2012-2 A
0.92%, 08/01/2038 (Acquired 02/19/2014, Cost $578,863) (b)	11,487,058	373,329
KVK CLO 2014-1 Ltd
1.91%, 05/15/2026	7,800,000	7,751,133
3.67%, 05/15/2026	2,000,000	2,047,482
KVK CLO 2014-2 Ltd
1.84%, 07/15/2026	4,250,000	4,217,700
KVK CLO 2015-1 Ltd
1.86%, 05/20/2027	250,000	248,200
Limerock CLO II Ltd
1.79%, 04/18/2026 (Acquired 02/26/2014, Cost $248,847) (b)	250,000	249,505
Long Beach Mortgage Loan Trust 2004-1
0.94%, 02/25/2034	1,969,700	1,873,315
Long Beach Mortgage Loan Trust 2004-3
1.05%, 07/25/2034	90,170	86,848
Long Beach Mortgage Loan Trust 2006-WL2
0.39%, 01/25/2036	78,552	75,740
LV Tower 52 Issuer 2013-1
5.50%, 07/15/2019 (a)	3,332,288	3,318,959
7.50%, 07/15/2019 (a)	1,750,000	1,737,925
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.44%, 03/25/2032	63,400	63,395
Magnetite IX Ltd
1.72%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,852) (b)	2,250,000	2,227,950
Magnetite VIII Ltd
1.77%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $13,731,003) (b)	13,750,000	13,638,625
Magnetite XI Ltd
1.62%, 01/18/2027 (Acquired 12/04/2014, Cost $1,492,385) (b)	1,500,000	1,491,142
MarkePlace Loan Trust 2015-OD2
3.25%, 08/17/2017	3,800,000	3,800,000
5.25%, 08/17/2017	712,000	712,000
MarketPlace Loan Trust 2015-OD1
3.25%, 06/01/2017 (Acquired 05/28/2015, Cost $2,140,597) (b)	2,146,041	2,146,041
5.25%, 06/01/2017 (Acquired 05/26/2015, Cost $497,609) (b)	500,000	500,000
MarketPlace Loan Trust 2015-OD3
3.25%, 09/17/2017	5,000,000	4,984,310
5.25%, 09/17/2017	750,000	744,897
Mastr Asset Backed Securities Trust 2005-HE1
0.91%, 05/25/2035	2,000,000	1,949,004
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	2,455,000	2,454,472
Mid-State Capital Corp 2006-1 Trust

6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,010,277) (b)	1,017,891	1,065,734
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $518,344) (b)	505,407	518,871
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $939,338) (b)	909,461	950,239
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $358,801) (b)	358,437	358,536
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.06%, 11/25/2034	1,737,448	1,588,006
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.36%, 03/25/2036	1,553,788	1,533,847
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,856) (b)	381,000	377,220
Nationstar HECM Loan Trust 2015-1A
3.84%, 05/25/2018 (Acquired 06/10/2015, Cost $1,875,781) (b)	1,875,781	1,888,687
Nationstar Home Equity Loan Trust 2006-B
0.36%, 09/25/2036	2,891,312	2,888,418
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $201,291) (b)	201,292	201,300
Neuberger Berman CLO Ltd
2.40%, 07/25/2023	250,000	249,787
New Century Home Equity Loan Trust Series 2003-5
5.16%, 11/25/2033	343,974	353,611
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	2,700,000	2,704,787
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	213,228	213,444
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	34,882	34,876
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	400,000	400,117
Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $338,354) (b)	338,354	337,846
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $2,283,192) (b)	2,283,192	2,286,477
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $955,924) (b)	1,000,000	992,200
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $4,514,373) (b)	4,535,963	4,528,750
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1
2.32%, 08/15/2046 (Acquired 08/25/2015, Cost $1,750,000) (b)	1,750,000	1,749,772
3.10%, 08/15/2046 (Acquired 08/25/2015, Cost $799,218) (b)	800,000	799,208
3.60%, 08/15/2046 (Acquired 08/25/2015, Cost $1,245,987) (b)	1,250,000	1,245,948
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T2
4.68%, 08/17/2048 (Acquired 08/25/2015, Cost $1,406,000) (b)	1,406,000	1,405,997
OAK Hill Advisors Residential Loan Trust 2014-NPL2
3.48%, 04/25/2054 (Acquired 11/05/2014, Cost $3,313,463) (b)	3,313,462	3,307,273
4.00%, 04/25/2054 (Acquired 11/05/2014, Cost $996,434) (b)	1,028,000	1,019,253
Oak Hill Advisors Residential Loan Trust 2015-NPL1
3.47%, 01/25/2055 (Acquired 03/05/2015, Cost $2,778,241) (b)	2,778,240	2,775,299
4.00%, 01/25/2055 (Acquired 03/05/2015, Cost $1,509,200) (b)	1,558,000	1,524,280
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $4,107,086) (b)	4,107,086	4,090,050
4.00%, 07/25/2055 (Acquired 08/04/2015, Cost $620,211) (b)	641,000	625,279
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	4,262	4,533
Ocwen Freddie Advance Funding 2015-T1 LLC

2.06%, 11/15/2045 (Acquired 06/22/2015, Cost $907,000) (b)	907,000	906,927
2.56%, 11/15/2045 (Acquired 06/22/2015, Cost $266,000) (b)	266,000	265,976
3.05%, 11/15/2045 (Acquired 06/22/2015, Cost $101,000) (b)	101,000	100,990
3.79%, 11/15/2045 (Acquired 06/22/2015, Cost $165,000) (b)	165,000	164,982
Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes 2015-2
2.51%, 09/15/2045	619,000	619,000
3.00%, 09/15/2045	170,000	170,000
3.74%, 09/15/2045	392,000	392,000
Ocwen Master Advance Receivables Trus
2.54%, 09/17/2046 (Acquired 9/11/2015, Cost $1,107,999) (b)	1,108,000	1,108,000
4.10%, 09/17/2046 (Acquired 9/11/2015, Cost $2,623,855) (b)	2,628,000	2,624,058
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,713) (b)	2,342,000	2,345,066
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,274) (b)	3,390,000	3,389,885
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,940) (b)	402,000	404,477
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,050,947) (b)	5,049,000	5,048,606
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (b)	1,864,000	1,870,636
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,019) (b)	3,452,000	3,486,789
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,300) (b)	500,000	510,352
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015, Cost $18,062,078) (b)	18,062,000	18,021,071
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,534) (b)	1,627,000	1,624,283
Option One Mortgage Loan Trust
1.03%, 02/25/2033	17,759	16,527
Option One Mortgage Loan Trust 2004-3
1.09%, 11/25/2034	1,691,802	1,561,290
Palmer Square CLO 2015-1 Ltd
1.78%, 05/21/2027 (Acquired 04/10/2015, Cost $249,375) (b)	250,000	248,253
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.13%, 10/25/2034	431,568	430,197
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
1.03%, 01/25/2036	4,800,000	4,575,005
PFS Tax Lien Trust 2014-1
1.44%, 04/15/2016 (Acquired 04/29/2014, Cost $487,874) (b)	487,895	487,993
Prestige Auto Receivables Trust 2014-1
0.97%, 03/15/2018 (Acquired 05/06/2015, Cost $347,093) (b)	346,851	346,603
Pretium Mortgage Credit Partners I 2015-NPL2 LLC
3.75%, 07/27/2030 (Acquired 07/22/2015, Cost $1,435,412) (b)	1,436,757	1,436,547
4.25%, 07/27/2030 (Acquired 07/22/2015, Cost $1,473,854) (b)	1,500,000	1,479,225
Progreso Receivables Funding II LLC
3.50%, 07/08/2019	3,500,000	3,483,550
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (b)	3,090,000	3,077,949
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (b)	793,000	794,824
Progreso Receivables Funding LLC
3.00%, 07/08/2020 (Acquired 06/30/2015, Cost $1,203,000) (b)	1,203,000	1,205,194
5.00%, 07/08/2020 (Acquired 06/30/2015, Cost $605,000) (b)	605,000	605,000
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,405,934) (b)	3,406,000	3,368,074
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,966) (b)	2,012,000	1,978,724
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,958) (b)	2,138,000	2,093,955
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,977) (b)	892,000	850,488

RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	5,496	5,578
Race Point VIII CLO Ltd
1.58%, 02/20/2025 (Acquired 02/19/2015, Cost $248,054) (b)	250,000	246,883
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	27,358	27,434
RAMP Series 2004-RS11 Trust
1.12%, 11/25/2034	237,597	234,351
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	38,471	38,909
RAMP Series 2006-RZ1 Trust
0.49%, 03/25/2036	1,204,785	1,176,906
RASC Series 2002-KS4 Trust
0.69%, 07/25/2032	5,204	4,548
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	45,886	45,841
RASC Series 2003-KS5 Trust
0.77%, 07/25/2033	6,321	5,574
3.62%, 07/25/2033	2,544	2,474
RASC Series 2003-KS9 Trust
0.83%, 11/25/2033	7,442	6,251
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	5,355	5,411
RASC Series 2005-KS6 Trust
0.81%, 07/25/2035	1,550,000	1,460,236
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $1,143,102) (a)(b)	1,138,062	1,139,295
Regatta V Funding Ltd
1.86%, 10/25/2026	1,000,000	994,600
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	311,098	170,043
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	217,285	219,649
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055	1,822,737	1,810,707
Santander Drive Auto Receivables Trust
1.21%, 10/16/2017 (Acquired 02/23/2015, Cost $565,809) (b)	565,571	565,672
1.84%, 11/18/2019 (Acquired 06/10/2015, Cost $370,627) (b)	370,630	370,630
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $1,450,923) (b)	1,450,964	1,450,964
Santander Drive Auto Receivables Trust 2012-5
1.56%, 08/15/2018	1,884	1,885
Santander Drive Auto Receivables Trust 2013-2
1.33%, 03/15/2018	1,036,348	1,037,242
Santander Drive Auto Receivables Trust 2013-3
1.19%, 05/15/2018	470,000	470,016
Santander Drive Auto Receivables Trust 2013-5
0.82%, 02/15/2018	689,313	689,249
Santander Drive Auto Receivables Trust 2013-A
1.02%, 01/16/2018 (Acquired 04/15/2015 through 04/27/2015, Cost $1,378,755) (b)	1,377,765	1,377,798
Santander Drive Auto Receivables Trust 2014-2
0.80%, 04/16/2018	3,900,000	3,896,962
Santander Drive Auto Receivables Trust 2014-3
0.81%, 07/16/2018	2,791,000	2,788,044
Santander Drive Auto Receivables Trust 2014-4
0.67%, 01/16/2018	238,233	238,024

1.82%, 05/15/2019	185,000	186,293
Santander Drive Auto Receivables Trust 2015-2
2.44%, 04/15/2021	955,000	956,366
Santander Drive Auto Receivables Trust 2015-3
2.07%, 04/15/2020	2,174,000	2,186,357
Santander Drive Auto Receivables Trust 2015-4
0.91%, 12/17/2018	6,500,000	6,500,000
1.20%, 12/17/2018	3,918,000	3,915,575
2.97%, 03/15/2021	1,311,000	1,321,227
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $1,353,995) (b)	1,354,028	1,354,028
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	180,869	182,721
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.81%, 01/25/2035	202,367	196,914
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.52%, 10/25/2035 (Acquired 03/13/2014, Cost $1,559,035) (b)	1,576,513	1,558,034
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.39%, 01/25/2036	83,231	61,086
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,232,481) (b)	1,235,511	1,224,900
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $404,887) (b)	404,894	404,822
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.86%, 10/25/2035	436,134	424,843
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.49%, 12/25/2036	2,225,000	2,157,990
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $6,689,489) (b)	6,689,844	6,698,795
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,673) (b)	1,750,000	1,785,655
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $2,996,930) (b)	3,005,543	3,012,486
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $510,761) (b)	516,000	516,000
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,124,962) (b)	1,140,000	1,134,642
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $11,531,166) (b)	11,533,000	11,537,601
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,855) (b)	583,000	586,644
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015, Cost $14,398,490) (b)	14,392,000	14,543,879
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,693) (b)	1,087,000	1,091,054
Structured Asset Investment Loan Trust 2004-4
0.99%, 04/25/2034	720,327	665,781
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	70,331	70,001
3.45%, 02/25/2032	166,548	164,600
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	27,360	28,772
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	259,011	266,767
5.55%, 03/25/2034	207,142	215,227
Sunset Mortgage Loan Co 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $3,472,465) (b)	3,472,465	3,469,513
Synchrony Credit Card Master Note Trust
0.66%, 03/15/2020	17,700,000	17,718,780

Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	5,008,964
Synchrony Credit Card Master Note Trust 2015-2
1.60%, 04/15/2021	4,000,000	4,014,340
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	6,100,000	6,110,980
THL Credit Wind River 2014-3 CLO Ltd
1.92%, 01/22/2027	5,750,000	5,733,900
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,900,585) (b)	1,901,000	1,902,414
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,812) (b)	2,385,000	2,391,678
Toyota Auto Receivables 2014-A Owner Trust
0.41%, 08/15/2016	211,431	211,407
Toyota Auto Receivables 2014-C Owner Trust
0.51%, 02/15/2017	646,974	646,560
0.93%, 07/16/2018	691,000	691,249
Trafigura Securitisation Finance Plc. 2014-1
1.16%, 10/15/2021 (Acquired 10/23/2014, Cost $3,719,000) (a)(b)	3,719,000	3,698,546
Tricon American Homes 2015-SFR1 Trust
1.46%, 05/17/2032 (Acquired 04/28/2015, Cost $957,000) (b)	957,000	943,029
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $1,409,142) (b)	1,410,847	1,407,766
Truman Capital Mortgage Loan Trust 2014-NPL2
3.13%, 06/25/2054 (Acquired 09/09/2014, Cost $614,639) (b)	615,251	614,186
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $859,518) (b)	877,000	861,901
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $1,068,132) (b)	1,069,322	1,063,694
US Residential Opportunity Fund II Trust 2015-1
3.72%, 02/27/2035 (Acquired 02/19/2015, Cost $2,341,847) (b)	2,345,667	2,347,905
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 02/06/2015, Cost $4,539,319) (b)	4,537,856	4,530,923
USAA Auto Owner Trust 2015-1
1.20%, 06/17/2019	1,558,000	1,564,360
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015, Cost $5,150,738) (b)	5,160,120	5,144,696
Vibrant CLO Ltd 2015-3
1.92%, 04/20/2026	5,250,000	5,213,334
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	1,511,463	1,511,140
VOLT NPL X LLC
3.38%, 10/25/2054 (Acquired 11/13/2014, Cost $833,311) (b)	834,280	833,299
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $2,076,577) (b)	2,078,622	2,083,083
VOLT XVI LLC
3.23%, 09/25/2058 (Acquired 08/19/2014, Cost $2,364,529) (b)	2,367,853	2,367,131
4.00%, 09/25/2058 (Acquired 10/15/2014, Cost $736,309) (b)	748,680	739,327
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/25/2015, Cost $2,365,138) (b)	2,367,525	2,362,368
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $656,136) (b)	667,691	657,683
VOLT XXIV LLC
3.50%, 02/25/2055	4,454,074	4,437,716
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $7,377,088) (b)	7,385,079	7,342,570
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $3,596,826) (b)	3,600,833	3,598,356

4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,375,607) (b)	1,400,422	1,385,882
VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014, Cost $4,346,952) (b)	4,352,161	4,347,909
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015, Cost $4,552,794) (b)	4,553,828	4,547,307
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $2,354,549) (b)	2,356,967	2,348,913
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $3,635,908) (b)	3,639,446	3,625,474
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $2,828,567) (b)	2,831,198	2,828,148
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $1,218,981) (b)	1,220,000	1,218,975
Voya CLO 2013-3 Ltd
1.74%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (b)	7,400,000	7,314,160
2.09%, 01/18/2026 (Acquired 11/26/2013, Cost $8,873,635) (b)	9,000,000	8,784,900
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $306,356) (b)	305,879	306,212
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $1,036,219) (b)	1,034,813	1,033,520
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $531,933) (b)	531,983	533,180
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $277,011) (b)	277,258	277,433
World Financial Network Credit Card Master Trust
0.69%, 02/15/2022	964,000	961,934
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	991,227	991,093
1.34%, 05/15/2020	643,000	644,616
Total Asset Backed Obligations (Cost $936,854,610)		$937,149,932

Corporate Bonds - 29.50%
Basic Materials - 1.18%
Agrium Inc
3.15%, 10/01/2022	$875,000	$858,941
3.38%, 03/15/2025	430,000	407,270
4.13%, 03/15/2035	1,960,000	1,731,523
6.13%, 01/15/2041	2,850,000	3,223,934
5.25%, 01/15/2045	712,000	735,809
Alcoa Inc
5.40%, 04/15/2021	1,645,000	1,612,100
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $252,951) (b)	215,000	227,380
BHP Billiton Finance USA Ltd
5.40%, 03/29/2017	165,000	174,568
6.50%, 04/01/2019	284,000	324,263
3.85%, 09/30/2023	646,000	648,063
5.00%, 09/30/2043	3,530,000	3,572,441
CF Industries Inc
7.13%, 05/01/2020	900,000	1,058,038
5.38%, 03/15/2044	2,040,000	1,981,683
Corp Nacional del Cobre de Chile
4.88%, 11/04/2044 (Acquired 07/28/2015, Cost $342,536) (b)	370,000	312,562
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	116,057

4.13%, 11/15/2021	940,000	982,073
3.00%, 11/15/2022	448,000	433,203
7.38%, 11/01/2029	339,000	431,753
5.25%, 11/15/2041	199,000	190,265
4.38%, 11/15/2042	1,570,000	1,370,710
Eastman Chemical Co
2.70%, 01/15/2020	7,390,000	7,383,763
4.50%, 01/15/2021	5,175,000	5,572,481
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,898,834
2.25%, 01/12/2020	233,000	233,785
5.50%, 12/08/2041	103,000	116,561
EI du Pont de Nemours & Co
5.60%, 12/15/2036	155,000	176,249
4.90%, 01/15/2041	222,000	236,678
Freeport-McMoRan Inc
2.15%, 03/01/2017	1,001,000	948,447
3.55%, 03/01/2022	5,025,000	3,718,500
3.88%, 03/15/2023	121,000	89,994
4.55%, 11/14/2024	723,000	538,635
5.40%, 11/14/2034	2,150,000	1,504,334
5.45%, 03/15/2043	1,300,000	903,500
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,473,834) (b)	3,160,000	3,541,219
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,261,568) (b)	5,380,000	5,487,708
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $195,388) (b)	188,000	178,600
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,832,123) (b)	5,000,000	3,943,750
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $524,101) (b)	537,000	457,793
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,885) (b)	54,000	42,491
4.63%, 04/29/2024 (Acquired 04/22/2014, Cost $1,027,116) (b)	1,000,000	750,000
Goldcorp Inc
3.63%, 06/09/2021	1,810,000	1,744,147
International Paper Co
5.00%, 09/15/2035	2,065,000	2,025,658
6.00%, 11/15/2041	3,150,000	3,393,041
5.15%, 05/15/2046	1,085,000	1,060,537
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,473,786
LYB International Finance BV
5.25%, 07/15/2043	760,000	756,813
4.88%, 03/15/2044	1,500,000	1,421,929
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,978,761
4.63%, 02/26/2055	545,000	463,693
MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,872,246
9.75%, 06/15/2020	17,000	21,541
8.20%, 01/15/2030	537,000	737,380
Monsanto Co
4.40%, 07/15/2044	605,000	522,941
4.70%, 07/15/2064	91,000	78,363
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,255,671

4.25%, 11/15/2023	746,000	756,731
5.45%, 11/15/2033	814,000	855,101
4.88%, 11/15/2041	52,000	49,396
5.63%, 11/15/2043	3,515,000	3,686,560
Nucor Corp
4.00%, 08/01/2023	176,000	179,411
Placer Dome Inc
6.45%, 10/15/2035	203,000	187,413
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	470,555
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	31,931
6.50%, 05/15/2019	392,000	446,231
3.00%, 04/01/2025	1,100,000	1,009,413
PPG Industries Inc
6.65%, 03/15/2018	112,000	124,983
9.00%, 05/01/2021	217,000	284,284
5.50%, 11/15/2040	118,000	133,508
Praxair Inc
5.20%, 03/15/2017	50,000	52,939
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	57,088
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	975,063
3.50%, 11/02/2020	132,000	137,164
3.75%, 09/20/2021	388,000	397,643
3.75%, 06/15/2025	12,415,000	12,114,743
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	459,399
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,591) (b)	537,000	455,107
Southern Copper Corp
5.88%, 04/23/2045	2,300,000	1,858,722
Teck Resources Ltd
4.75%, 01/15/2022	1,709,000	1,098,032
3.75%, 02/01/2023	453,000	276,330
Union Carbide Corp
7.50%, 06/01/2025	624,000	764,857
7.75%, 10/01/2096	681,000	839,548
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,423,650
8.25%, 01/17/2034	424,000	385,899
6.88%, 11/21/2036	798,000	633,612
6.88%, 11/10/2039	107,000	82,813
		118,150,591
Communications - 2.39%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	121,847
7.25%, 05/18/2018	203,000	232,306
3.00%, 09/15/2022	380,000	374,539
8.88%, 04/26/2023	108,000	142,810
9.50%, 07/15/2024	175,000	240,934
7.30%, 04/30/2028	454,000	546,066
7.63%, 11/30/2028	310,000	397,808
6.20%, 12/15/2034	258,000	294,979

6.65%, 11/15/2037	310,000	370,106
6.90%, 08/15/2039	155,000	189,498
4.75%, 09/15/2044	2,006,000	1,959,627
Amazon.com Inc
3.80%, 12/05/2024	1,086,000	1,112,098
4.80%, 12/05/2034	854,000	877,942
America Movil SAB de CV
2.38%, 09/08/2016	441,000	445,375
5.00%, 10/16/2019	3,500,000	3,805,900
5.00%, 03/30/2020	7,300,000	8,035,694
3.13%, 07/16/2022	374,000	363,195
6.13%, 03/30/2040	283,000	311,594
AT&T Inc
5.50%, 02/01/2018	543,000	588,398
4.45%, 05/15/2021	722,000	770,760
3.88%, 08/15/2021	134,000	139,181
3.00%, 02/15/2022	1,219,000	1,196,477
3.00%, 06/30/2022	2,649,000	2,584,685
3.90%, 03/11/2024	3,750,000	3,814,920
3.40%, 05/15/2025	4,538,000	4,333,354
4.50%, 05/15/2035	8,969,000	8,225,030
6.30%, 01/15/2038	743,000	817,878
5.35%, 09/01/2040	1,094,000	1,081,236
4.30%, 12/15/2042	2,472,000	2,125,525
4.80%, 06/15/2044	4,305,000	3,987,833
4.35%, 06/15/2045	511,000	436,879
4.75%, 05/15/2046	3,860,000	3,538,948
BellSouth Corp
6.88%, 10/15/2031	1,100,000	1,262,256
6.55%, 06/15/2034	2,520,000	2,752,374
BellSouth Telecommunications LLC
6.30%, 12/15/2015	19,933	20,112
British Telecommunications PLC
5.95%, 01/15/2018	289,000	316,749
2.35%, 02/14/2019	220,000	220,879
9.63%, 12/15/2030	721,000	1,075,664
CBS Corp
1.95%, 07/01/2017	4,840,000	4,863,208
3.38%, 03/01/2022	302,000	300,198
3.70%, 08/15/2024	546,000	535,140
4.00%, 01/15/2026	1,000,000	983,591
5.50%, 05/15/2033	77,000	75,863
5.90%, 10/15/2040	67,000	70,931
4.90%, 08/15/2044	315,000	291,032
CCO Safari II LLC
3.58%, 07/23/2020 (Acquired 07/09/2015, Cost $3,544,306) (b)	3,548,000	3,522,117
4.46%, 07/23/2022 (Acquired 07/09/2015, Cost $1,753,000) (b)	1,753,000	1,752,960
6.38%, 10/23/2035 (Acquired 07/09/2015 through 07/29/2015, Cost $2,035,956) (b)	2,005,000	2,029,399
6.83%, 10/23/2055 (Acquired 07/09/2015, Cost $690,000) (b)	690,000	685,932
Centel Capital Corp
9.00%, 10/15/2019	464,000	553,044
CenturyLink Inc
5.15%, 06/15/2017	322,000	330,855
Cisco Systems Inc
5.50%, 02/22/2016	155,000	157,979

2.90%, 03/04/2021	186,000	190,950
3.00%, 06/15/2022	889,000	906,256
3.63%, 03/04/2024	550,000	576,800
3.50%, 06/15/2025	467,000	482,125
5.90%, 02/15/2039	515,000	628,827
5.50%, 01/15/2040	481,000	561,097
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	756,508
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	115,265
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	253,322
Comcast Corp
6.50%, 01/15/2017	103,000	110,040
4.25%, 01/15/2033	1,895,000	1,879,679
4.20%, 08/15/2034	4,915,000	4,850,383
6.50%, 11/15/2035	1,342,000	1,708,889
6.45%, 03/15/2037	310,000	392,502
6.95%, 08/15/2037	107,000	140,900
Cox Communications Inc
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $322,292) (b)	348,000	326,897
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,996,922) (b)	2,000,000	1,895,296
4.80%, 02/01/2035 (Acquired 12/05/2014, Cost $7,148,448) (b)	7,150,000	6,339,969
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,244) (b)	134,000	162,538
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $316,643) (b)	273,000	322,272
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (b)	589,000	574,275
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,575,343) (b)	4,529,000	4,589,883
6.00%, 07/08/2019	209,000	237,872
8.75%, 06/15/2030	648,000	926,890
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,173) (b)	240,000	238,182
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	618,195
5.00%, 03/01/2021	271,000	295,398
3.80%, 03/15/2022	1,394,000	1,403,504
3.95%, 01/15/2025	205,000	200,987
6.00%, 08/15/2040	2,106,000	2,173,491
6.38%, 03/01/2041	329,000	352,665
5.15%, 03/15/2042	730,000	686,326
Discovery Communications LLC
4.38%, 06/15/2021	752,000	783,556
4.95%, 05/15/2042	1,161,000	1,041,181
eBay Inc
2.88%, 08/01/2021	393,000	383,218
2.60%, 07/15/2022	1,963,000	1,814,905
3.45%, 08/01/2024	960,000	913,197
4.00%, 07/15/2042	213,000	164,319
GTE Corp
8.75%, 11/01/2021	114,000	146,811
6.94%, 04/15/2028	351,000	422,713
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (b)	271,000	270,225
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (b)	314,000	314,075

Historic TW Inc
9.15%, 02/01/2023	347,000	457,254
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	766,962
6.40%, 04/30/2040	372,000	464,854
5.95%, 04/01/2041	527,000	629,472
4.45%, 01/15/2043	1,765,000	1,758,723
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,608,285
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	237,966
Ooredoo International Finance Ltd
3.88%, 01/31/2028 (Acquired 07/30/2015, Cost $1,170,931) (b)	1,210,000	1,151,618
Orange SA
2.75%, 09/14/2016	437,000	443,838
2.75%, 02/06/2019	3,000,000	3,085,824
9.00%, 03/01/2031	1,393,000	1,975,285
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,090,711
Rogers Communications Inc
4.10%, 10/01/2023	1,255,000	1,295,864
8.75%, 05/01/2032	258,000	354,349
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $429,582) (b)	361,000	467,278
Sky PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $285,992) (b)	287,000	283,004
Sprint Capital Corp
6.90%, 05/01/2019	301,000	264,880
8.75%, 03/15/2032	38,000	29,545
TCI Communications Inc
7.13%, 02/15/2028	138,000	178,751
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,400,000
7.18%, 06/18/2019	215,000	238,626
7.20%, 07/18/2036	1,644,000	1,734,420
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	484,647
6.22%, 07/03/2017	545,000	588,329
3.19%, 04/27/2018	221,000	226,023
5.13%, 04/27/2020	500,000	547,116
5.46%, 02/16/2021	233,000	260,365
Telstra Corp Ltd.
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,277) (b)	2,285,000	2,226,520
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	242,266
3.95%, 09/30/2021	934,000	978,002
3.85%, 09/29/2024	342,000	342,136
4.50%, 05/23/2043	312,000	289,541
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	105,834
6.75%, 07/01/2018	5,490,000	6,109,393
8.75%, 02/14/2019	184,000	216,093
8.25%, 04/01/2019	222,000	258,970
6.55%, 05/01/2037	375,000	368,625
7.30%, 07/01/2038	758,000	794,948

6.75%, 06/15/2039	539,000	539,365
5.88%, 11/15/2040	475,000	452,334
5.50%, 09/01/2041	385,000	344,979
Time Warner Cos Inc
7.57%, 02/01/2024	330,000	407,863
Time Warner Entertainment Co LP
8.38%, 07/15/2033	879,000	1,019,905
Time Warner Inc
4.75%, 03/29/2021	585,000	636,153
4.00%, 01/15/2022	900,000	938,020
3.60%, 07/15/2025	6,160,000	6,048,258
7.63%, 04/15/2031	4,513,000	5,765,041
7.70%, 05/01/2032	842,000	1,093,813
6.50%, 11/15/2036	257,000	298,756
6.20%, 03/15/2040	323,000	371,291
6.25%, 03/29/2041	170,000	195,893
5.38%, 10/15/2041	181,000	190,038
4.65%, 06/01/2044	2,145,000	2,047,793
4.85%, 07/15/2045	1,670,000	1,639,922
Verizon Communications Inc
1.35%, 06/09/2017	889,000	887,754
2.63%, 02/21/2020	1,205,000	1,212,282
4.50%, 09/15/2020	1,070,000	1,157,323
3.00%, 11/01/2021	1,975,000	1,969,752
5.15%, 09/15/2023	2,630,000	2,901,469
6.40%, 09/15/2033	7,405,000	8,488,781
4.40%, 11/01/2034	2,056,000	1,913,922
5.85%, 09/15/2035	149,000	161,525
4.27%, 01/15/2036	6,861,000	6,211,181
6.55%, 09/15/2043	49,000	58,006
4.86%, 08/21/2046	9,143,000	8,555,023
4.52%, 09/15/2048	8,941,000	7,861,955
5.01%, 08/21/2054	5,813,000	5,316,884
4.67%, 03/15/2055	8,143,000	7,016,261
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	103,261
Verizon New England Inc
7.88%, 11/15/2029	1,159,000	1,482,428
Verizon New York Inc
7.38%, 04/01/2032	91,000	105,300
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	478,879
8.35%, 12/15/2030	540,000	672,421
Viacom Inc
6.25%, 04/30/2016	32,000	32,916
2.75%, 12/15/2019	149,000	149,578
3.88%, 12/15/2021	581,000	571,465
3.13%, 06/15/2022	286,000	266,590
3.25%, 03/15/2023	69,000	63,132
4.85%, 12/15/2034	156,000	134,834
4.50%, 02/27/2042	209,000	157,893
4.38%, 03/15/2043	718,000	534,015
Vodafone Group PLC
1.63%, 03/20/2017	857,000	858,099
1.50%, 02/19/2018	784,000	779,138

2.50%, 09/26/2022	78,000	72,341
		239,536,237
Consumer, Cyclical - 1.57%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015 $354,390) (b)	369,526	372,760
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	117,613	125,658
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,464,116	4,765,443
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,995,000	2,936,597
American Honda Finance Corp
2.25%, 08/15/2019	739,000	744,203
2.45%, 09/24/2020	3,817,000	3,814,962
Arrow Electronics Inc
3.00%, 03/01/2018	197,000	199,237
6.88%, 06/01/2018	279,000	305,187
6.00%, 04/01/2020	478,000	529,341
4.50%, 03/01/2023	183,000	187,190
7.50%, 01/15/2027	992,000	1,192,873
Bed Bath & Beyond Inc
4.92%, 08/01/2034	1,865,000	1,773,634
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	14,234	14,803
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	37,943	41,927
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	6,103,444	6,744,305
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	201,887	205,420
CVS Health Corp
3.50%, 07/20/2022	3,401,000	3,509,947
4.00%, 12/05/2023	6,000,000	6,359,064
4.88%, 07/20/2035	2,771,000	2,908,907
5.30%, 12/05/2043	3,260,000	3,598,900
5.13%, 07/20/2045	1,720,000	1,850,942
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $747,510) (b)	678,343	778,924
Daimler Finance North America LLC
2.63%, 09/15/2016 (Acquired 08/12/2014 through 12/22/2014, Cost $548,106) (b)	542,000	547,555
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,027,125) (b)	1,011,000	1,027,699
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,291,881) (b)	3,300,000	3,258,453
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,076,405) (b)	3,080,000	3,059,820
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,722) (b)	195,000	195,296
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,423) (b)	300,000	295,649
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,220,694) (b)	3,250,000	3,164,405
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,567,684) (b)	3,575,000	3,469,219
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,840) (b)	700,000	685,157
8.50%, 01/18/2031	155,000	220,128
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,940,469	3,410,944
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	296,402	312,705
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	100,448	106,475

Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	336,843	355,369
DR Horton Inc
6.50%, 04/15/2016	107,000	109,006
Ford Motor Co
4.75%, 01/15/2043	7,240,000	6,795,254
Ford Motor Credit Co LLC
1.46%, 03/27/2017	5,710,000	5,677,476
2.15%, 01/09/2018	386,000	384,686
2.24%, 06/15/2018	942,000	939,321
3.16%, 08/04/2020	1,300,000	1,298,604
4.13%, 08/04/2025	265,000	263,911
Gap Inc/The
5.95%, 04/12/2021	368,000	398,379
General Motors Co
3.50%, 10/02/2018	1,671,000	1,684,485
4.00%, 04/01/2025	8,070,000	7,655,170
5.00%, 04/01/2035	1,475,000	1,366,946
General Motors Financial Co Inc
2.63%, 07/10/2017	4,820,000	4,827,124
3.20%, 07/13/2020	1,899,000	1,875,918
3.45%, 04/10/2022	4,820,000	4,622,924
Home Depot Inc/The
2.63%, 06/01/2022	347,000	346,892
3.35%, 09/15/2025	8,262,000	8,417,400
5.88%, 12/16/2036	5,490,000	6,750,883
4.40%, 03/15/2045	268,000	277,189
4.25%, 04/01/2046	655,000	660,129
Johnson Controls Inc
4.25%, 03/01/2021	344,000	363,684
3.75%, 12/01/2021	475,000	486,847
3.63%, 07/02/2024	161,000	156,657
6.00%, 01/15/2036	107,000	117,947
5.25%, 12/01/2041	722,000	729,245
4.95%, 07/02/2064	1,380,000	1,224,673
Lowe’s Cos Inc
3.38%, 09/15/2025	477,000	482,762
5.50%, 10/15/2035	550,000	634,847
7.11%, 05/15/2037	361,000	478,122
5.13%, 11/15/2041	238,000	264,481
4.65%, 04/15/2042	449,000	471,590
Macy’s Retail Holdings Inc
7.45%, 07/15/2017	134,000	147,150
3.88%, 01/15/2022	950,000	967,622
2.88%, 02/15/2023	421,000	396,127
4.38%, 09/01/2023	192,000	198,421
6.90%, 01/15/2032	400,000	488,978
4.50%, 12/15/2034	368,000	337,219
5.13%, 01/15/2042	101,000	94,457
Marriott International Inc/MD
3.00%, 03/01/2019	7,250,000	7,411,015
McDonald’s Corp
6.30%, 10/15/2037	660,000	797,477
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $719,787) (b)	727,000	729,278

2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $504,953) (b)	500,000	510,548
Nordstrom Inc
4.00%, 10/15/2021	398,000	425,129
PACCAR Financial Corp
0.93%, 12/06/2018	3,000,000	3,009,882
Starbucks Corp
4.30%, 06/15/2045	604,000	619,351
Target Corp
6.00%, 01/15/2018	217,000	239,636
3.50%, 07/01/2024	355,000	370,752
Toyota Motor Credit Corp
1.75%, 05/22/2017	516,000	521,454
1.45%, 01/12/2018	3,533,000	3,537,120
2.15%, 03/12/2020	2,140,000	2,144,789
2.80%, 07/13/2022	640,000	643,921
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	24,358	25,820
Walgreen Co
3.10%, 09/15/2022	871,000	857,901
Walgreens Boots Alliance Inc
3.30%, 11/18/2021	907,000	919,039
3.80%, 11/18/2024	670,000	667,236
4.50%, 11/18/2034	1,079,000	1,020,422
4.80%, 11/18/2044	2,418,000	2,319,273
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	3,951,836
7.55%, 02/15/2030	72,000	102,041
5.25%, 09/01/2035	124,000	143,312
6.20%, 04/15/2038	108,000	138,635
WW Grainger Inc
4.60%, 06/15/2045	423,000	446,052
		157,013,543
Consumer, Non-cyclical - 3.51%
AbbVie Inc
1.75%, 11/06/2017	866,000	868,573
1.80%, 05/14/2018	7,230,000	7,210,421
2.90%, 11/06/2022	574,000	561,394
3.20%, 11/06/2022	469,000	466,062
3.60%, 05/14/2025	12,060,000	11,911,819
4.50%, 05/14/2035	2,650,000	2,519,612
Actavis Funding SCS
3.00%, 03/12/2020	4,199,000	4,203,711
3.45%, 03/15/2022	1,198,000	1,181,648
3.80%, 03/15/2025	2,355,000	2,278,288
4.55%, 03/15/2035	6,752,000	6,215,162
4.75%, 03/15/2045	1,395,000	1,267,313
Actavis Inc
3.25%, 10/01/2022	271,000	263,686
ADT Corp/The
3.50%, 07/15/2022	577,000	510,645
4.13%, 06/15/2023	217,000	195,300
4.88%, 07/15/2042	323,000	232,560
Aetna Inc
6.75%, 12/15/2037	341,000	424,328
4.50%, 05/15/2042	205,000	200,310

4.75%, 03/15/2044	1,800,000	1,828,926
Allergan Inc/United States
2.80%, 03/15/2023	700,000	651,129
Amgen Inc
5.70%, 02/01/2019	204,000	226,561
2.13%, 05/01/2020	123,000	121,403
3.88%, 11/15/2021	722,000	760,853
2.70%, 05/01/2022	5,600,000	5,466,261
3.13%, 05/01/2025	525,000	503,206
5.75%, 03/15/2040	4,215,000	4,667,750
4.95%, 10/01/2041	464,000	466,518
5.15%, 11/15/2041	1,496,000	1,538,334
5.65%, 06/15/2042	522,000	584,690
5.38%, 05/15/2043	1,020,000	1,088,095
4.40%, 05/01/2045	630,000	578,786
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	112,105
5.75%, 04/01/2036	114,000	131,467
Anheuser-Busch InBev Finance Inc
2.63%, 01/17/2023	160,000	152,124
3.70%, 02/01/2024	960,000	973,599
4.00%, 01/17/2043	2,030,000	1,790,809
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	132,000	155,122
Anthem Inc
2.30%, 07/15/2018	289,000	290,245
3.13%, 05/15/2022	484,000	479,215
3.30%, 01/15/2023	271,000	268,269
3.50%, 08/15/2024	694,000	687,266
4.63%, 05/15/2042	400,000	394,354
4.65%, 01/15/2043	391,000	383,775
5.10%, 01/15/2044	1,881,000	1,956,133
4.65%, 08/15/2044	395,000	382,026
BAT International Finance PLC
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $6,989,276) (b)	7,010,000	7,294,150
Baxalta Inc
3.60%, 06/23/2022 (Acquired 06/18/2015, Cost $366,695) (b)	367,000	370,573
5.25%, 06/23/2045 (Acquired 06/18/2015, Cost $2,098,156) (b)	2,112,000	2,092,443
Baxter International Inc
1.85%, 06/15/2018	183,000	183,027
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $466,662) (b)	471,000	473,707
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,688,571
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	78,857
2.68%, 12/15/2019	154,000	155,824
3.73%, 12/15/2024	4,267,000	4,345,624
Biogen Inc
3.63%, 09/15/2022	673,000	678,386
5.20%, 09/15/2045	366,000	369,520
Brown-Forman Corp
4.50%, 07/15/2045	375,000	393,380
Bunge Ltd Finance Corp
3.20%, 06/15/2017	4,010,000	4,084,586

8.50%, 06/15/2019	4,456,000	5,324,002
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	496,071
Cardinal Health Inc
3.75%, 09/15/2025	412,000	418,023
4.90%, 09/15/2045	315,000	320,161
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $173,546) (b)	160,000	174,551
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $339,380) (b)	294,000	346,885
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $296,246) (b)	281,000	307,739
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $792,595) (b)	800,000	813,418
Celgene Corp
3.25%, 08/15/2022	1,220,000	1,222,070
3.55%, 08/15/2022	246,000	249,743
4.00%, 08/15/2023	298,000	306,524
3.63%, 05/15/2024	440,000	438,261
3.88%, 08/15/2025	4,978,000	4,981,067
5.00%, 08/15/2045	302,000	299,726
Cigna Corp
3.25%, 04/15/2025	970,000	935,618
5.38%, 02/15/2042	3,040,000	3,297,950
City of Hope
5.62%, 11/15/2043	1,007,000	1,167,056
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,278,000	1,242,907
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	9,963,186
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	235,191
5.82%, 06/15/2017	644,000	688,519
2.10%, 03/15/2018	189,000	188,328
4.95%, 08/15/2020	215,000	235,063
9.75%, 03/01/2021	1,750,000	2,233,058
7.00%, 10/01/2028	1,250,000	1,511,327
Danaher Corp
2.40%, 09/15/2020	280,000	282,628
Diageo Finance BV
5.30%, 10/28/2015	222,000	222,664
Diageo Investment Corp
8.00%, 09/15/2022	516,000	667,981
Dignity Health
5.27%, 11/01/2064	740,000	768,802
DP World Ltd
6.85%, 07/02/2037 (Acquired 09/25/2013, Cost $1,276,776) (b)	1,160,000	1,226,700
Eli Lilly & Co
2.75%, 06/01/2025	2,100,000	2,069,117
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $279,006) (b)	275,000	280,283
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $44,574) (b)	41,000	44,773
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,934,405) (b)	4,875,000	4,995,768
2.35%, 10/15/2019 (Acquired 06/30/2014, Cost $7,036,526) (b)	7,055,000	7,056,404
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $417,564) (b)	400,000	432,132
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $580,640) (b)	508,000	609,378
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,872) (b)	357,000	383,039
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,577) (b)	300,000	277,606

Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,641,769
4.75%, 11/15/2021	4,000,000	4,319,136
3.50%, 06/15/2024	897,000	883,081
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	471,207
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,408,166) (b)	5,100,000	5,398,376
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $5,118,557) (b)	4,738,000	5,140,128
George Washington University/The
4.87%, 09/15/2045	2,350,000	2,429,000
Gilead Sciences Inc
3.25%, 09/01/2022	431,000	434,857
3.70%, 04/01/2024	900,000	921,284
3.50%, 02/01/2025	374,000	376,811
4.60%, 09/01/2035	333,000	333,185
5.65%, 12/01/2041	2,910,000	3,287,226
4.75%, 03/01/2046	3,132,000	3,147,134
GlaxoSmithKline Capital Inc
6.38%, 05/15/2038	217,000	275,664
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	320,000	319,548
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,426) (b)	3,000,000	2,906,220
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $297,197) (b)	299,000	298,857
Hospira Inc
6.05%, 03/30/2017	537,000	573,457
5.80%, 08/12/2023	4,000,000	4,634,196
Humana Inc
7.20%, 06/15/2018	215,000	244,699
JM Smucker Co/The
3.00%, 03/15/2022 (Acquired 03/27/2015, Cost $4,795,113) (b)	4,750,000	4,738,339
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,169,241
4.50%, 12/05/2043	2,780,000	3,031,223
Kellogg Co
1.75%, 05/17/2017	262,000	263,081
3.25%, 05/21/2018	234,000	242,575
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	61,173
2.40%, 03/01/2022	140,000	139,056
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	592,373
5.38%, 02/10/2020	138,000	154,142
3.50%, 06/06/2022	768,000	783,793
6.88%, 01/26/2039	1,769,000	2,200,098
6.50%, 02/09/2040	310,000	371,819
5.00%, 06/04/2042	505,000	518,253
Kraft Heinz Foods Co
1.60%, 06/30/2017 (Acquired 06/23/2015 through 06/26/2015, Cost $6,650,732) (b)	6,640,000	6,650,219
2.80%, 07/02/2020 (Acquired 06/23/2015, Cost $3,766,828) (b)	3,775,000	3,800,002
3.95%, 07/15/2025 (Acquired 06/23/2015 through 06/24/2015, Cost $1,476,718) (b)	1,478,000	1,512,896
5.00%, 07/15/2035 (Acquired 06/23/2015, Cost $4,177,160) (b)	4,151,000	4,335,628
5.20%, 07/15/2045 (Acquired 06/23/2015, Cost $1,302,772) (b)	1,252,000	1,326,693

Kroger Co/The
6.40%, 08/15/2017	62,000	67,522
6.15%, 01/15/2020	206,000	236,113
4.00%, 02/01/2024	63,000	65,794
7.50%, 04/01/2031	1,417,000	1,827,266
5.40%, 07/15/2040	95,000	101,918
5.00%, 04/15/2042	1,434,000	1,492,768
Laboratory Corp of America Holdings
4.63%, 11/15/2020	6,630,000	7,116,211
3.20%, 02/01/2022	1,127,000	1,107,538
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,718,599
McKesson Corp
0.95%, 12/04/2015	144,000	144,051
Medtronic Inc
3.15%, 03/15/2022	815,000	826,740
3.50%, 03/15/2025	13,000,000	13,270,088
4.38%, 03/15/2035	2,887,000	2,919,874
4.63%, 03/15/2045	1,363,000	1,406,240
Merck & Co Inc
2.40%, 09/15/2022	376,000	366,754
2.80%, 05/18/2023	361,000	358,775
4.15%, 05/18/2043	4,000,000	3,960,324
3.70%, 02/10/2045	70,000	64,266
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,591,573
4.00%, 02/01/2024	1,590,000	1,648,261
Mylan Inc
2.55%, 03/28/2019	600,000	591,200
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	118,284
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,359,539
3.40%, 05/06/2024	922,000	952,746
NYU Hospitals Center
5.75%, 07/01/2043	908,000	1,051,064
PepsiCo Inc
7.90%, 11/01/2018	24,000	28,374
3.00%, 08/25/2021	258,000	267,026
3.10%, 07/17/2022	593,000	606,535
4.60%, 07/17/2045	278,000	290,696
Perrigo Co PLC
2.30%, 11/08/2018	4,223,000	4,177,561
Pfizer Inc
3.00%, 06/15/2023	449,000	449,634
4.30%, 06/15/2043	4,170,000	4,135,806
Procter & Gamble - Esop
9.36%, 01/01/2021	160,860	193,742
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	124,721
Quest Diagnostics Inc
3.50%, 03/30/2025	4,820,000	4,682,148
Reynolds American Inc
2.30%, 06/12/2018	7,430,000	7,510,445
4.00%, 06/12/2022	4,590,000	4,797,656

5.70%, 08/15/2035	1,712,000	1,861,216
Roche Holdings Inc
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $790,859) (b)	780,000	799,389
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	281,778
6.13%, 01/15/2017	11,000	11,247
7.63%, 06/15/2020	107,000	110,990
SABMiller Holdings Inc
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,104,671) (b)	5,080,000	5,126,954
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $1,484,446) (b)	1,441,000	1,478,067
Sysco Corp
3.75%, 10/01/2025	277,000	279,965
4.85%, 10/01/2045	2,653,000	2,706,100
Texas Health Resources
4.33%, 11/15/2055	1,000,000	981,408
Tyson Foods Inc
4.50%, 06/15/2022	4,750,000	5,034,478
3.95%, 08/15/2024	1,451,000	1,478,570
4.88%, 08/15/2034	400,000	407,820
UnitedHealth Group Inc
1.90%, 07/16/2018	291,000	294,039
3.38%, 11/15/2021	685,000	719,115
3.35%, 07/15/2022	334,000	344,763
2.75%, 02/15/2023	186,000	183,349
2.88%, 03/15/2023	310,000	308,957
4.63%, 07/15/2035	227,000	239,634
6.63%, 11/15/2037	562,000	723,027
4.38%, 03/15/2042	5,170,000	5,101,823
4.75%, 07/15/2045	3,800,000	4,015,228
Ventas Realty LP
3.75%, 05/01/2024	382,000	379,992
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,978,676) (b)	4,960,000	5,094,406
Wyeth LLC
6.45%, 02/01/2024	82,000	101,646
Zimmer Biomet Holdings Inc
2.70%, 04/01/2020	3,790,000	3,804,118
3.55%, 04/01/2025	6,000,000	5,877,804
Zoetis Inc
4.70%, 02/01/2043	300,000	268,941
		351,641,335
Diversified - 0.08%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $700,968) (b)	612,000	718,179
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,792,098) (b)	6,175,000	6,936,933
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $424,518) (b)	450,000	446,340
MUFG Americas Holdings Corp
2.25%, 02/10/2020	360,000	358,823
		8,460,275
Energy - 3.12%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	268,994
Anadarko Finance Co

7.50%, 05/01/2031	206,000	251,443
Anadarko Holding Co
7.15%, 05/15/2028	170,000	196,030
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	779,132
8.70%, 03/15/2019	664,000	783,196
6.95%, 06/15/2019	2,975,000	3,357,508
6.45%, 09/15/2036	2,685,000	2,955,197
0.00%, 10/10/2036	4,000,000	1,520,000
ANR Pipeline Co
9.63%, 11/01/2021	337,000	448,405
Apache Corp
6.90%, 09/15/2018	258,000	293,085
3.25%, 04/15/2022	99,000	96,414
5.10%, 09/01/2040	600,000	573,236
4.75%, 04/15/2043	416,000	375,589
Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	238,140
BP Capital Markets PLC
1.38%, 11/06/2017	229,000	228,656
2.24%, 05/10/2019	400,000	402,979
4.74%, 03/11/2021	640,000	708,533
3.06%, 03/17/2022	757,000	758,839
3.25%, 05/06/2022	262,000	263,716
2.75%, 05/10/2023	262,000	251,628
3.81%, 02/10/2024	3,993,000	4,079,213
3.54%, 11/04/2024	700,000	694,842
3.51%, 03/17/2025	45,000	44,492
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,871,017
4.88%, 02/01/2021	704,000	719,096
4.15%, 07/01/2023	738,000	677,848
5.85%, 11/15/2043	591,000	541,046
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	68,896
Burlington Resources Inc
8.20%, 03/15/2025	206,000	266,057
Cameron International Corp
3.60%, 04/30/2022	5,900,000	5,948,079
4.00%, 12/15/2023	163,000	167,370
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	679,127
5.90%, 02/01/2018	41,000	44,155
7.20%, 01/15/2032	41,000	45,034
6.45%, 06/30/2033	675,000	692,952
6.50%, 02/15/2037	118,000	121,041
6.25%, 03/15/2038	478,000	476,108
6.75%, 02/01/2039	206,000	214,435
Cenovus Energy Inc
3.00%, 08/15/2022	6,594,000	6,013,965
6.75%, 11/15/2039	468,000	485,694
4.45%, 09/15/2042	310,000	245,754
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	60,186
4.50%, 01/15/2021	103,000	110,337

Chevron Corp
2.36%, 12/05/2022	315,000	304,725
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP
1.70%, 05/01/2018 (Acquired 07/13/2015 through 07/28/2015, Cost $2,225,412) (b)	2,230,000	2,225,110
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,200,000	2,060,610
CNOOC Finance 2015 Australia Pty Ltd
2.63%, 05/05/2020	1,583,000	1,560,335
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	637,603
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	998,138
4.25%, 04/30/2024	1,165,000	1,173,854
Conoco Funding Co
7.25%, 10/15/2031	54,000	68,458
ConocoPhillips
5.20%, 05/15/2018	155,000	168,682
5.75%, 02/01/2019	206,000	231,440
6.00%, 01/15/2020	150,000	173,067
6.50%, 02/01/2039	150,000	181,175
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	131,562
ConocoPhillips Co
2.20%, 05/15/2020	328,000	328,038
3.35%, 05/15/2025	598,000	582,980
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,868,576) (b)	4,960,000	5,556,430
Devon Energy Corp
0.88%, 12/15/2016	4,000,000	3,955,436
2.25%, 12/15/2018	3,000,000	3,005,835
6.30%, 01/15/2019	1,174,000	1,314,347
3.25%, 05/15/2022	4,175,000	4,003,837
7.95%, 04/15/2032	2,500,000	3,074,005
4.75%, 05/15/2042	323,000	285,703
5.00%, 06/15/2045	1,042,000	944,589
Diamond Offshore Drilling Inc
5.70%, 10/15/2039	500,000	362,390
4.88%, 11/01/2043	767,000	502,088
Ecopetrol SA
4.13%, 01/16/2025	383,000	322,677
5.38%, 06/26/2026	537,000	468,533
Encana Corp
6.50%, 05/15/2019	240,000	263,196
6.50%, 08/15/2034	118,000	105,879
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	127,663
3.60%, 02/01/2023	716,000	644,802
4.75%, 01/15/2026	682,000	627,761
5.15%, 03/15/2045	140,000	109,265
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,828) (b)	557,000	564,215
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,129,000	1,036,069
5.05%, 04/01/2045	378,000	320,430
Ensco PLC

4.70%, 03/15/2021	500,000	426,043
5.20%, 03/15/2025	422,000	321,291
5.75%, 10/01/2044	333,000	230,464
Enterprise Products Operating LLC
5.25%, 01/31/2020	417,000	457,418
4.05%, 02/15/2022	400,000	407,954
3.35%, 03/15/2023	600,000	580,142
3.90%, 02/15/2024	3,000,000	2,946,504
3.75%, 02/15/2025	515,000	492,239
3.70%, 02/15/2026	304,000	287,393
6.65%, 10/15/2034	672,000	752,382
5.75%, 03/01/2035	1,075,000	1,091,527
4.85%, 08/15/2042	4,000,000	3,525,912
4.90%, 05/15/2046	486,000	436,443
4.95%, 10/15/2054	177,000	151,956
EOG Resources Inc
6.88%, 10/01/2018	186,000	213,532
4.10%, 02/01/2021	547,000	585,337
2.63%, 03/15/2023	249,000	241,427
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,766,164
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
6.75%, 02/01/2022	649,000	569,660
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,035,250) (b)	1,750,000	1,931,562
Gulf South Pipeline Co LP
4.00%, 06/15/2022	2,000,000	1,883,574
Halliburton Co
6.15%, 09/15/2019	77,000	87,777
3.50%, 08/01/2023	1,032,000	1,034,840
6.70%, 09/15/2038	350,000	426,846
7.45%, 09/15/2039	521,000	695,696
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,020) (b)	258,000	337,707
Harvest Operations Corp
2.13%, 05/14/2018 (Acquired 11/26/2014, Cost $374,830) (b)	375,000	375,739
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025	4,710,000	4,690,637
Hess Corp
7.88%, 10/01/2029	173,000	204,762
5.60%, 02/15/2041	2,378,000	2,219,404
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	3,874,826
6.15%, 06/15/2019	119,000	130,142
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	148,724
7.88%, 09/15/2031	1,191,000	1,479,654
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	536,280
5.00%, 10/01/2021	4,875,000	4,992,385
7.30%, 08/15/2033	1,650,000	1,705,216
6.50%, 02/01/2037	895,000	856,335
6.95%, 01/15/2038	242,000	239,903
6.50%, 09/01/2039	107,000	101,640
7.50%, 11/15/2040	483,000	505,867
Kinder Morgan Finance Co LLC

5.70%, 01/05/2016	97,000	98,001
Kinder Morgan Inc/DE
5.00%, 02/15/2021 (Acquired 05/26/2015, Cost $1,412,695) (b)	1,350,000	1,373,610
5.30%, 12/01/2034	1,840,000	1,567,524
Korea National Oil Corp
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $204,539) (b)	200,000	204,500
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	234,888
4.25%, 02/01/2021	502,000	521,893
3.20%, 03/15/2025	386,000	358,697
5.15%, 10/15/2043	941,000	893,113
Marathon Oil Corp
6.00%, 10/01/2017	289,000	310,696
5.90%, 03/15/2018	291,000	314,336
2.70%, 06/01/2020	3,510,000	3,401,580
2.80%, 11/01/2022	700,000	626,694
6.60%, 10/01/2037	410,000	411,018
5.20%, 06/01/2045	1,196,000	1,009,284
Marathon Petroleum Corp
3.63%, 09/15/2024	1,241,000	1,199,793
Murphy Oil Corp
4.00%, 06/01/2022	537,000	464,637
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	4,940,225
6.15%, 02/15/2018	118,000	124,285
5.00%, 09/15/2020	595,000	577,880
4.63%, 09/15/2021	1,195,000	1,084,811
National Oilwell Varco Inc
1.35%, 12/01/2017	162,000	160,939
Nexen Energy ULC
6.40%, 05/15/2037	408,000	479,865
7.50%, 07/30/2039	4,000,000	5,333,392
Noble Energy Inc
8.25%, 03/01/2019	323,000	378,045
5.63%, 05/01/2021	686,000	690,116
4.15%, 12/15/2021	550,000	553,504
5.88%, 06/01/2022	522,000	521,016
5.25%, 11/15/2043	2,675,000	2,377,989
5.05%, 11/15/2044	386,000	334,447
Noble Holding International Ltd
4.00%, 03/16/2018	158,000	149,662
3.95%, 03/15/2022	90,000	67,728
6.05%, 03/01/2041	500,000	318,101
5.25%, 03/15/2042	64,000	40,914
6.95%, 04/01/2045	254,000	175,735
Occidental Petroleum Corp
2.70%, 02/15/2023	100,000	96,625
3.50%, 06/15/2025	455,000	453,893
4.63%, 06/15/2045	158,000	159,172
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,609) (b)	425,000	401,837
ONEOK Partners LP
6.15%, 10/01/2016	365,000	376,411
3.20%, 09/15/2018	1,300,000	1,306,392
8.63%, 03/01/2019	353,000	411,379

3.80%, 03/15/2020	1,000,000	1,008,035
4.90%, 03/15/2025	2,500,000	2,328,582
6.65%, 10/01/2036	1,050,000	1,047,752
6.20%, 09/15/2043	2,500,000	2,268,485
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,883,000
3.50%, 02/06/2017	537,000	477,259
2.69%, 03/17/2017	1,050,000	903,000
3.25%, 03/17/2017	1,000,000	882,500
5.88%, 03/01/2018	4,000,000	3,300,000
7.88%, 03/15/2019	206,000	169,373
5.75%, 01/20/2020	107,000	80,250
5.38%, 01/27/2021	743,000	542,167
4.38%, 05/20/2023	788,000	514,170
6.25%, 03/17/2024	1,867,000	1,362,910
6.75%, 01/27/2041	114,000	72,960
6.85%, 06/05/2115	130,000	81,900
Petro-Canada
6.05%, 05/15/2018	263,000	289,099
5.95%, 05/15/2035	350,000	389,474
6.80%, 05/15/2038	330,000	405,695
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,085,854) (b)	5,029,000	4,955,526
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	318,368
5.50%, 01/21/2021	7,000,000	7,343,000
4.88%, 01/24/2022	6,000,000	5,962,500
4.88%, 01/18/2024	363,000	351,348
4.25%, 01/15/2025 (Acquired 10/06/2014, Cost $3,248,307) (b)	3,266,000	2,988,390
4.50%, 01/23/2026 (Acquired 01/15/2015, Cost $1,190,959) (b)	1,193,000	1,099,827
6.63%, 06/15/2035	5,647,000	5,294,062
6.38%, 01/23/2045	3,002,000	2,696,997
5.63%, 01/23/2046 (Acquired 01/15/2015, Cost $1,826,277) (b)	1,967,000	1,610,579
Phillips 66
2.95%, 05/01/2017	241,000	246,553
4.30%, 04/01/2022	5,736,000	6,012,068
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,590,823
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	218,238
Plains All American Pipeline LP / PAA Finance Corp
2.60%, 12/15/2019	382,000	377,416
3.60%, 11/01/2024	1,050,000	983,142
4.65%, 10/15/2025	1,950,000	1,958,040
4.90%, 02/15/2045	875,000	781,887
QEP Resources Inc
6.80%, 03/01/2020	107,000	101,650
Regency Energy Partners LP / Regency Energy Finance Corp
5.88%, 03/01/2022	5,000,000	5,125,240
4.50%, 11/01/2023	4,990,000	4,614,637
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,775,012) (b)	1,750,000	1,910,114
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $188,983) (b)	215,000	208,550
Schlumberger Investment SA

3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,479) (b)	337,000	344,622
3.65%, 12/01/2023	3,754,000	3,872,469
Shell International Finance BV
4.30%, 09/22/2019	310,000	337,576
4.38%, 03/25/2020	885,000	971,619
2.13%, 05/11/2020	699,000	699,773
3.25%, 05/11/2025	7,695,000	7,612,540
4.13%, 05/11/2035	625,000	608,299
6.38%, 12/15/2038	619,000	772,621
Sinopec Group Overseas Development 2012 Ltd
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $614,905) (b)	600,000	607,539
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,006) (b)	475,000	494,246
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,394,241) (b)	4,400,000	4,398,852
Sinopec Group Overseas Development 2015 Ltd
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,964,908) (b)	9,000,000	8,869,338
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $159,085) (b)	150,000	157,980
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	601,774
5.65%, 03/01/2020	253,000	273,902
3.30%, 03/15/2023	467,000	419,549
7.50%, 09/15/2038	1,457,000	1,601,597
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	310,279
3.50%, 03/15/2025	787,000	735,087
5.95%, 09/25/2043	207,000	212,752
4.50%, 03/15/2045	3,000,000	2,546,202
Statoil ASA
3.13%, 08/17/2017	304,000	314,808
1.20%, 01/17/2018	221,000	219,873
5.25%, 04/15/2019	382,000	424,448
3.15%, 01/23/2022	237,000	239,918
2.45%, 01/17/2023	280,000	267,025
2.65%, 01/15/2024	663,000	633,659
3.25%, 11/10/2024	508,000	502,695
4.25%, 11/23/2041	193,000	190,341
Suncor Energy Inc
6.10%, 06/01/2018	196,000	216,710
3.60%, 12/01/2024	677,000	671,476
5.95%, 12/01/2034	248,000	276,386
6.85%, 06/01/2039	93,000	115,392
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	445,677
4.25%, 04/01/2024	833,000	757,956
4.95%, 01/15/2043	1,482,000	1,142,465
5.30%, 04/01/2044	200,000	161,843
5.35%, 05/15/2045	633,000	514,671
Talisman Energy Inc
7.75%, 06/01/2019	682,000	766,192
5.85%, 02/01/2037	171,000	142,318
6.25%, 02/01/2038	164,000	139,917
5.50%, 05/15/2042	860,000	664,663
TC PipeLines LP

4.38%, 03/13/2025	3,500,000	3,361,323
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $667,942) (b)	714,000	660,955
Tosco Corp
7.80%, 01/01/2027	392,000	511,136
8.13%, 02/15/2030	361,000	502,253
Total Capital Canada Ltd
0.67%, 01/15/2016	174,000	174,114
Total Capital International SA
1.50%, 02/17/2017	218,000	219,904
1.55%, 06/28/2017	581,000	585,255
2.75%, 06/19/2021	900,000	914,440
2.70%, 01/25/2023	144,000	140,219
3.75%, 04/10/2024	229,000	236,533
TransCanada PipeLines Ltd
1.88%, 01/12/2018	205,000	205,940
6.50%, 08/15/2018	196,000	219,712
7.13%, 01/15/2019	273,000	316,167
6.20%, 10/15/2037	155,000	171,320
7.25%, 08/15/2038	217,000	269,056
Transocean Inc
6.50%, 11/15/2020	395,000	302,175
6.88%, 12/15/2021	697,000	517,522
4.30%, 10/15/2022	287,000	177,223
7.50%, 04/15/2031	52,000	33,540
7.85%, 12/15/2041	153,000	100,215
Ultramar Diamond Shamrock Corp
7.20%, 10/15/2017	1,800,000	1,970,525
Union Electric Co
3.65%, 04/15/2045	1,370,000	1,254,760
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	5,494,780
Weatherford International Ltd/Bermuda
4.50%, 04/15/2022	249,000	201,449
6.50%, 08/01/2036	114,000	86,693
9.88%, 03/01/2039	275,000	274,866
5.95%, 04/15/2042	97,000	69,834
Western Gas Partners LP
5.45%, 04/01/2044	680,000	623,937
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	1,750,155
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,269,030
4.00%, 09/15/2025	1,650,000	1,429,695
6.30%, 04/15/2040	1,513,000	1,361,069
5.80%, 11/15/2043	3,550,000	2,980,499
Woodside Finance Ltd
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,172) (b)	3,300,000	2,991,787
		312,277,018
Financials - 13.51%
Abbey National Treasury Services PLC/London
2.38%, 03/16/2020	7,325,000	7,357,765
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,131) (b)	1,594,000	1,591,660
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,562,117) (b)	6,542,000	6,633,653

2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,995,870) (b)	2,000,000	2,015,432
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $230,390) (b)	231,000	229,175
ACE INA Holdings Inc
2.60%, 11/23/2015	375,000	375,940
2.70%, 03/13/2023	300,000	290,631
3.15%, 03/15/2025	3,409,000	3,326,090
African Development Bank
8.80%, 09/01/2019	2,720,000	3,388,127
AIA Group Ltd
3.20%, 03/11/2025 (Acquired 03/04/2015, Cost $9,261,632) (b)	9,545,000	9,164,794
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,685) (b)	453,000	453,992
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,176,653) (b)	955,000	1,232,539
Allstate Corp/The
3.15%, 06/15/2023	420,000	424,500
Ally Financial Inc
2.75%, 01/30/2017	5,000,000	4,961,950
8.00%, 12/31/2018	43,000	47,407
3.50%, 01/27/2019	1,000,000	987,500
American Express Centurion Bank
6.00%, 09/13/2017	506,000	547,300
American Express Co
7.00%, 03/19/2018	284,000	319,093
American Express Credit Corp
2.80%, 09/19/2016	831,000	845,440
2.38%, 03/24/2017	287,000	291,509
1.80%, 07/31/2018	456,000	455,888
2.13%, 03/18/2019	637,000	641,380
2.25%, 08/15/2019	500,000	501,780
2.38%, 05/26/2020	644,000	644,294
2.60%, 09/14/2020	5,405,000	5,430,036
American Honda Finance Corp
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $428,452) (b)	425,000	431,774
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,338) (b)	352,000	353,493
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $300,125) (b)	302,000	302,458
American International Group Inc
6.40%, 12/15/2020	5,100,000	6,045,392
4.13%, 02/15/2024	879,000	925,385
3.75%, 07/10/2025	444,000	451,086
3.88%, 01/15/2035	376,000	346,044
4.80%, 07/10/2045	725,000	740,563
8.18%, 05/15/2058	107,000	141,508
American Tower Corp
3.50%, 01/31/2023	341,000	328,632
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,721) (b)	396,000	392,927
3.07%, 03/15/2023 (Acquired 12/05/2014, Cost $2,878,784) (b)	2,900,000	2,861,036
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	254,343
4.00%, 10/15/2023	650,000	680,203
Ameritech Capital Funding Corp
9.10%, 06/01/2016	83,490	87,193
6.45%, 01/15/2018	321,000	352,249
AmSouth Bancorp

6.75%, 11/01/2025	527,000	621,828
ANZ New Zealand Int’l Ltd/London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,708) (b)	2,437,000	2,434,359
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,050) (b)	3,650,000	3,691,847
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,798) (b)	250,000	255,506
Aon Corp
3.13%, 05/27/2016	256,000	259,625
6.25%, 09/30/2040	172,000	203,121
Aon PLC
4.00%, 11/27/2023	5,000,000	5,157,620
3.50%, 06/14/2024	815,000	803,046
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,324,741
Australia & New Zealand Banking Group Ltd
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,043,441) (b)	1,028,000	1,045,871
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $320,451) (b)	296,000	332,387
Australia & New Zealand Banking Group Ltd/New York NY
1.45%, 05/15/2018	640,000	636,484
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,903,048
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	47,124
Banc of America Merrill Lynch Commercial Mortgage Inc
5.32%, 09/10/2047	778,313	777,500
Bank of America Corp
3.63%, 03/17/2016	245,000	248,233
6.50%, 08/01/2016	515,000	537,878
5.63%, 10/14/2016	670,000	700,507
3.88%, 03/22/2017	700,000	723,038
6.40%, 08/28/2017	2,293,000	2,488,332
5.75%, 12/01/2017	480,000	518,853
2.00%, 01/11/2018	1,193,000	1,197,482
6.88%, 04/25/2018	843,000	942,228
5.65%, 05/01/2018	825,000	899,926
1.95%, 05/12/2018	3,190,000	3,200,489
6.88%, 11/15/2018	1,500,000	1,709,949
2.60%, 01/15/2019	2,213,000	2,236,854
2.65%, 04/01/2019	1,400,000	1,415,882
7.63%, 06/01/2019	360,000	423,716
2.25%, 04/21/2020	750,000	738,115
5.63%, 07/01/2020	2,625,000	2,960,874
5.88%, 01/05/2021	15,340,000	17,569,086
5.00%, 05/13/2021	1,830,000	2,016,605
3.30%, 01/11/2023	5,843,000	5,807,924
4.10%, 07/24/2023	217,000	225,540
4.13%, 01/22/2024	1,600,000	1,673,248
4.00%, 04/01/2024	2,390,000	2,460,978
4.20%, 08/26/2024	5,765,000	5,754,479
4.00%, 01/22/2025	654,000	639,680
3.95%, 04/21/2025	5,201,000	5,061,811
3.88%, 08/01/2025	621,000	629,701
4.25%, 10/22/2026	544,000	538,055
6.11%, 01/29/2037	3,580,000	4,119,792
7.75%, 05/14/2038	137,000	188,448
Bank of America NA

5.30%, 03/15/2017	5,191,000	5,453,094
Bank of Montreal
1.40%, 09/11/2017	201,000	201,594
2.38%, 01/25/2019	215,000	218,205
2.55%, 11/06/2022	878,000	862,884
Bank of New York Mellon Corp/The
4.60%, 01/15/2020	387,000	425,222
2.60%, 08/17/2020	663,000	672,808
3.55%, 09/23/2021	355,000	373,019
3.65%, 02/04/2024	93,000	96,887
3.25%, 09/11/2024	650,000	654,589
3.00%, 02/24/2025	5,360,000	5,271,035
Bank of Nova Scotia/The
0.76%, 12/13/2016	5,650,000	5,653,774
2.55%, 01/12/2017	867,000	882,847
1.70%, 06/11/2018	2,825,000	2,820,915
1.85%, 04/14/2020	1,900,000	1,893,951
Bank of Tokyo-Mitsubishi UFJ Ltd/The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $990,352) (b)	980,000	992,243
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,900) (b)	350,000	352,382
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,518,593) (b)	5,525,000	5,537,564
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,910) (b)	340,000	340,267
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,186) (b)	239,000	254,399
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,691) (b)	3,215,000	3,319,336
BanPonce Trust I
8.33%, 02/01/2027	234,000	224,598
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,877) (b)	1,650,000	1,657,194
Barclays Bank PLC
5.00%, 09/22/2016	114,000	118,274
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $279,773) (b)	275,000	280,155
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $408,135) (b)	382,000	413,113
6.75%, 05/22/2019	430,000	500,132
5.13%, 01/08/2020	5,500,000	6,151,007
3.75%, 05/15/2024	647,000	654,317
Barclays PLC
2.00%, 03/16/2018	2,915,000	2,913,032
2.88%, 06/08/2020	1,743,000	1,742,821
3.65%, 03/16/2025	2,522,000	2,407,870
5.25%, 08/17/2045	413,000	415,939
BB&T Corp
1.60%, 08/15/2017	384,000	385,740
6.85%, 04/30/2019	170,000	197,650
5.25%, 11/01/2019	284,000	314,492
2.45%, 01/15/2020	1,100,000	1,110,493
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,380,836
Berkshire Hathaway Finance Corp
3.00%, 05/15/2022	268,000	271,614
5.75%, 01/15/2040	134,000	156,512
4.40%, 05/15/2042	1,524,000	1,503,383
4.30%, 05/15/2043	322,000	310,374
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	647,619
3.40%, 01/31/2022	1,798,000	1,884,838

BlackRock Inc
5.00%, 12/10/2019	959,000	1,074,435
3.38%, 06/01/2022	493,000	512,299
3.50%, 03/18/2024	405,000	416,202
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,590,446) (b)	1,445,000	1,658,941
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,847) (b)	170,000	160,377
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,394,643
3.25%, 03/03/2023	430,000	433,007
4.38%, 09/28/2025 (Acquired 09/21/2015, Cost $1,782,911) (b)	1,800,000	1,755,650
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,866) (b)	516,000	518,018
BPCE SA
1.16%, 02/10/2017	306,000	306,911
1.63%, 01/26/2018	1,300,000	1,305,785
2.50%, 12/10/2018	2,500,000	2,544,613
2.50%, 07/15/2019	1,000,000	1,012,153
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,737,871) (b)	3,645,000	3,843,481
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	499,542
0.63%, 05/23/2017	2,500,000	2,485,660
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $635,718) (b)	624,000	630,030
0.96%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (b)	7,000,000	7,026,145
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,997,980
3.38%, 02/15/2023	2,164,000	2,105,561
Capital One Financial Corp
1.00%, 11/06/2015	211,000	211,051
2.45%, 04/24/2019	353,000	351,899
4.75%, 07/15/2021	7,058,000	7,699,431
3.50%, 06/15/2023	942,000	934,526
3.75%, 04/24/2024	2,580,000	2,570,851
3.20%, 02/05/2025	350,000	333,615
Capital One NA/Mclean VA
0.98%, 02/05/2018	3,000,000	2,994,978
1.65%, 02/05/2018	4,640,000	4,605,785
2.35%, 08/17/2018	3,936,000	3,947,249
2.95%, 07/23/2021	4,120,000	4,078,396
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $335,857) (b)	310,000	340,804
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	169,597
Chubb Corp/The
5.75%, 05/15/2018	117,000	129,794
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,401,000) (b)	1,300,000	1,374,750
Citigroup Inc
4.45%, 01/10/2017	984,000	1,023,203
6.00%, 08/15/2017	1,393,000	1,501,616
6.13%, 11/21/2017	850,000	926,540
1.85%, 11/24/2017	800,000	802,991
1.70%, 04/27/2018	11,425,000	11,366,390
2.15%, 07/30/2018	658,000	661,313

8.50%, 05/22/2019	1,484,000	1,791,810
2.40%, 02/18/2020	2,500,000	2,488,040
5.38%, 08/09/2020	215,000	239,989
4.50%, 01/14/2022	10,000,000	10,817,040
3.50%, 05/15/2023	5,000,000	4,869,175
3.88%, 10/25/2023	972,000	1,002,660
3.75%, 06/16/2024	4,508,000	4,586,917
4.40%, 06/10/2025	3,727,000	3,749,925
5.50%, 09/13/2025	494,000	539,278
4.30%, 11/20/2026	1,570,000	1,555,477
6.63%, 01/15/2028	387,000	469,883
8.13%, 07/15/2039	294,000	423,000
5.88%, 01/30/2042	212,000	246,670
5.30%, 05/06/2044	3,150,000	3,279,437
4.65%, 07/30/2045	1,376,000	1,371,272
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,984,824
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,148,658
3.00%, 03/15/2025	838,000	822,805
5.30%, 09/15/2043	115,000	130,234
CNA Financial Corp
6.50%, 08/15/2016	537,000	561,185
7.35%, 11/15/2019	700,000	828,957
7.25%, 11/15/2023	5,470,000	6,502,840
3.95%, 05/15/2024	523,000	526,703
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,064,952
Comerica Inc
3.80%, 07/22/2026	984,000	981,824
Commonwealth Bank of Australia
0.88%, 10/08/2015 (Acquired 12/05/2013, Cost $536,980) (b)	537,000	537,000
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $847,892) (b)	836,000	850,694
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/2015	241,000	241,077
3.38%, 01/19/2017	258,000	265,157
3.88%, 02/08/2022	5,323,000	5,607,834
3.95%, 11/09/2022	400,000	401,857
4.38%, 08/04/2025	316,000	316,359
5.25%, 08/04/2045	2,108,000	2,134,487
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,767) (b)	361,000	398,099
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	948,162
4.38%, 06/15/2022	2,735,000	2,969,428
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,502,475
Credit Agricole SA
1.18%, 10/03/2016 (Acquired 10/28/2013, Cost $752,727) (b)	750,000	752,225
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,217) (b)	107,000	109,675
Credit Suisse Group Funding Guernsey Ltd
2.75%, 03/26/2020 (Acquired 03/23/2015, Cost $3,539,368) (b)	3,541,000	3,531,347
3.80%, 09/15/2022 (Acquired 09/10/2015, Cost $4,106,006) (b)	4,113,000	4,116,809
4.88%, 05/15/2045 (Acquired 05/18/2015, Cost $249,185) (b)	250,000	245,129
Credit Suisse/New York NY
1.75%, 01/29/2018	375,000	375,034

1.70%, 04/27/2018	4,725,000	4,708,543
2.30%, 05/28/2019	2,413,000	2,425,248
5.30%, 08/13/2019	169,000	187,901
3.00%, 10/29/2021	1,265,000	1,266,861
3.63%, 09/09/2024	560,000	561,153
Dai-ichi Life Insurance Co Ltd/The
5.10%, 10/29/2049	695,000	717,587
Deutsche Bank AG
2.95%, 08/20/2020	840,000	843,799
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	971,023
1.88%, 02/13/2018	2,429,000	2,420,911
2.50%, 02/13/2019	6,300,000	6,326,788
3.70%, 05/30/2024	3,610,000	3,585,257
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	8,078,768
3.20%, 08/09/2021	1,600,000	1,599,259
4.20%, 08/08/2023	6,711,000	6,912,344
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,829,039
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,488,740) (b)	1,488,000	1,488,610
Duke Realty LP
3.88%, 02/15/2021	344,000	357,060
Equity Commonwealth
6.65%, 01/15/2018	401,000	430,674
5.88%, 09/15/2020	1,393,000	1,523,021
ERP Operating LP
2.38%, 07/01/2019	7,338,000	7,395,133
4.63%, 12/15/2021	434,000	473,065
Essex Portfolio LP
3.50%, 04/01/2025	4,005,000	3,891,070
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	206,328
4.38%, 09/15/2021	250,000	274,417
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	156,948
2.30%, 03/01/2019	382,000	383,598
2.88%, 07/27/2020	2,625,000	2,646,814
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	5,002,140
2.38%, 04/25/2019	1,100,000	1,110,595
First Tennessee Bank NA
5.65%, 04/01/2016	1,344,000	1,370,232
2.95%, 12/01/2019	5,000,000	5,058,545
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,373) (b)	250,000	267,051
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $298,600) (b)	258,000	319,333
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	350,432
1.56%, 05/09/2016	332,000	333,047
3.98%, 06/15/2016	1,249,000	1,271,190
3.00%, 06/12/2017	905,000	919,346
6.63%, 08/15/2017	3,473,000	3,749,305
1.68%, 09/08/2017	944,000	937,849

1.72%, 12/06/2017	2,000,000	1,986,606
2.38%, 03/12/2019	2,672,000	2,651,006
2.60%, 11/04/2019	1,800,000	1,781,663
4.25%, 09/20/2022	397,000	409,986
General Electric Capital Corp
2.25%, 11/09/2015	426,000	426,783
1.00%, 12/11/2015	258,000	258,283
0.49%, 02/15/2017	361,000	360,554
5.40%, 02/15/2017	155,000	163,911
2.30%, 04/27/2017	790,000	807,220
5.63%, 09/15/2017	764,000	830,254
1.60%, 11/20/2017	328,000	332,288
5.63%, 05/01/2018	2,376,000	2,630,546
6.00%, 08/07/2019	547,000	632,671
2.10%, 12/11/2019	152,000	151,775
5.50%, 01/08/2020	2,028,000	2,320,959
2.20%, 01/09/2020	5,039,000	5,095,684
5.55%, 05/04/2020	666,000	768,150
4.38%, 09/16/2020	1,486,000	1,639,556
4.63%, 01/07/2021	9,994,000	11,153,994
5.30%, 02/11/2021	184,000	211,673
4.65%, 10/17/2021	7,645,000	8,570,167
3.15%, 09/07/2022	1,935,000	1,986,365
3.10%, 01/09/2023	1,800,000	1,841,072
6.75%, 03/15/2032	954,000	1,288,979
5.88%, 01/14/2038	196,000	244,746
6.88%, 01/10/2039	9,483,000	13,280,676
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	125,580
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	145,532
Goldman Sachs Group Inc/The
1.60%, 11/23/2015	688,000	688,942
3.63%, 02/07/2016	667,000	673,387
5.95%, 01/18/2018	1,711,000	1,869,389
6.15%, 04/01/2018	2,084,000	2,295,311
2.90%, 07/19/2018	263,000	269,702
7.50%, 02/15/2019	3,617,000	4,227,770
2.55%, 10/23/2019	1,000,000	1,007,539
5.38%, 03/15/2020	2,367,000	2,640,521
2.60%, 04/23/2020	1,328,000	1,330,555
6.00%, 06/15/2020	1,514,000	1,740,078
2.75%, 09/15/2020	396,000	398,047
5.25%, 07/27/2021	694,000	774,041
5.75%, 01/24/2022	17,947,000	20,603,425
3.63%, 01/22/2023	3,293,000	3,337,726
3.85%, 07/01/2024	723,000	737,301
3.50%, 01/23/2025	12,029,000	11,848,433
3.75%, 05/22/2025	3,873,000	3,889,600
6.75%, 10/01/2037	4,938,000	5,886,150
5.15%, 05/22/2045	128,000	125,710
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $304,870) (b)	301,000	304,040
Hartford Financial Services Group Inc/The
6.00%, 01/15/2019	4,591,000	5,135,965

5.13%, 04/15/2022	5,500,000	6,099,968
8.13%, 06/15/2038	236,000	260,780
HCP Inc
2.63%, 02/01/2020	474,000	472,395
5.38%, 02/01/2021	1,038,000	1,149,772
4.20%, 03/01/2024	241,000	240,860
3.88%, 08/15/2024	469,000	459,023
3.40%, 02/01/2025	662,000	620,289
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,332,408) (b)	3,322,000	3,446,887
HSBC Bank PLC
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $934,283) (b)	944,000	938,858
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $646,297) (b)	615,000	666,445
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,491,706) (b)	1,382,000	1,534,065
HSBC Finance Corp
0.75%, 06/01/2016	2,605,000	2,600,254
6.68%, 01/15/2021	2,500,000	2,925,280
7.35%, 11/27/2032	32,000	40,006
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	534,868
4.88%, 01/14/2022	743,000	820,216
4.00%, 03/30/2022	1,012,000	1,063,070
4.25%, 08/18/2025	587,000	578,671
6.50%, 09/15/2037	2,906,000	3,422,222
6.10%, 01/14/2042	743,000	925,282
HSBC USA Inc
1.63%, 01/16/2018	769,000	767,331
2.35%, 03/05/2020	1,256,000	1,238,826
2.75%, 08/07/2020	10,363,000	10,396,483
5.00%, 09/27/2020	3,000,000	3,316,038
9.13%, 05/15/2021	75,000	96,440
Huntington National Bank/The
2.00%, 06/30/2018	440,000	441,157
2.88%, 08/20/2020	4,534,000	4,585,774
Hyundai Capital Services Inc
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,420,684) (b)	2,367,000	2,426,251
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,802,913) (b)	4,650,000	4,793,071
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	680,524
ING Bank NV
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $515,334) (b)	516,000	517,254
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $396,393) (b)	392,000	397,347
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,403,883) (b)	1,369,000	1,413,591
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,144,740) (b)	1,150,000	1,165,338
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,996,643) (b)	2,000,000	2,019,118
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,031,857) (b)	4,800,000	5,205,883
Intercontinental Exchange Inc
2.50%, 10/15/2018	243,000	247,913
4.00%, 10/15/2023	578,000	602,103
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	979,132
2.25%, 06/24/2021	11,190,000	11,534,786
Intesa Sanpaolo SpA
3.13%, 01/15/2016	3,200,000	3,217,184
Invesco Finance PLC

3.13%, 11/30/2022	710,000	719,945
4.00%, 01/30/2024	2,400,000	2,518,999
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $322,343) (b)	310,000	334,714
Jefferies Group LLC
3.88%, 11/09/2015	317,000	317,817
5.13%, 04/13/2018	1,534,000	1,610,413
6.88%, 04/15/2021	1,385,000	1,556,655
5.13%, 01/20/2023	2,600,000	2,605,959
6.45%, 06/08/2027	578,000	599,921
6.25%, 01/15/2036	155,000	146,240
John Deere Capital Corp
2.25%, 04/17/2019	5,335,000	5,422,233
1.70%, 01/15/2020	123,000	121,393
3.15%, 10/15/2021	257,000	264,417
2.80%, 01/27/2023	373,000	369,233
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $870,472) (b)	731,000	884,568
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	2,000,178
2.25%, 01/23/2020	3,733,000	3,702,192
4.25%, 10/15/2020	64,000	68,607
4.35%, 08/15/2021	10,000,000	10,777,630
3.38%, 05/01/2023	3,800,000	3,713,626
3.13%, 01/23/2025	4,000,000	3,862,352
3.90%, 07/15/2025	2,465,000	2,521,690
4.25%, 10/01/2027	2,328,000	2,319,614
5.60%, 07/15/2041	494,000	565,649
4.95%, 06/01/2045	5,575,000	5,594,970
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,281,510
KeyBank NA/Cleveland OH
2.25%, 03/16/2020	5,000,000	4,990,385
3.18%, 05/22/2022	567,000	574,538
KeyCorp
2.90%, 09/15/2020	7,408,000	7,468,709
5.10%, 03/24/2021	211,000	233,484
KFW
4.88%, 01/17/2017	3,020,000	3,184,010
2.75%, 10/01/2020	8,095,000	8,554,043
2.50%, 11/20/2024	5,910,000	6,073,158
Korea Development Bank/The
0.90%, 01/22/2017	5,125,000	5,123,155
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $9,221,319) (b)	9,206,000	9,229,070
Legg Mason Inc
3.95%, 07/15/2024	820,000	822,700
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $371,135) (b)	351,000	384,762
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,390) (b)	322,000	333,136
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,422,212) (b)	4,000,000	4,673,976
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $404,145) (b)	269,000	404,173
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $892,870) (b)	700,000	888,254
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,314) (b)	100,000	126,598

Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,107,485
4.85%, 06/24/2021	168,000	184,714
4.20%, 03/15/2022	705,000	732,431
7.00%, 06/15/2040	6,460,000	8,305,189
6.05%, 04/20/2067	121,000	101,640
Lloyds Bank PLC
1.75%, 03/16/2018	1,106,000	1,106,437
1.75%, 05/14/2018	3,200,000	3,193,760
2.00%, 08/17/2018	300,000	301,095
2.30%, 11/27/2018	1,075,000	1,087,444
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $190,526) (b)	172,000	196,525
2.40%, 03/17/2020	5,000,000	5,005,655
3.50%, 05/14/2025	11,565,000	11,457,446
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,039,345
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,829,096) (b)	2,719,000	2,844,860
1.60%, 10/27/2017 (Acquired 10/22/2014, Cost $619,724) (b)	620,000	618,422
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,703) (b)	583,000	586,179
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,596,945) (b)	1,600,000	1,597,408
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,462) (b)	400,000	405,798
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,275) (b)	500,000	505,157
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,980,448) (b)	6,000,000	6,083,400
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $509,896) (b)	475,000	533,002
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,203,886) (b)	1,111,000	1,263,310
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	513,102
Manulife Financial Corp
4.90%, 09/17/2020	225,000	248,734
Markel Corp
7.13%, 09/30/2019	3,780,000	4,446,497
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	273,161
2.35%, 03/06/2020	3,769,000	3,796,374
4.80%, 07/15/2021	5,000,000	5,515,365
3.50%, 03/10/2025	580,000	579,761
3.75%, 03/14/2026	2,417,000	2,431,430
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $690,093) (b)	550,000	688,994
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $7,989,494) (b)	5,548,000	8,221,104
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,886) (b)	203,000	222,505
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $283,111) (b)	280,000	283,816
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $363,024) (b)	386,000	375,822
MBIA Insurance Corp
11.55%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (b)	86,000	39,130
MetLife Inc
6.82%, 08/15/2018	84,000	95,700
7.72%, 02/15/2019	118,000	139,655
4.37%, 09/15/2023	7,200,000	7,738,236
6.50%, 12/15/2032	56,000	70,245
4.88%, 11/13/2043	3,000,000	3,164,280
Metropolitan Life Global Funding I

1.30%, 04/10/2017 (Acquired 12/19/2014, Cost $12,078,750) (b)	12,050,000	12,081,703
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $1,385,065) (b)	1,392,000	1,389,847
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,429,266) (b)	1,373,000	1,444,496
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,788) (b)	225,000	226,528
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,515,413) (b)	1,480,000	1,544,669
3.00%, 01/10/2023 (Acquired 01/03/2013, Cost $398,748) (b)	407,000	405,423
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,016,124) (b)	3,000,000	3,016,254
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $372,960) (b)	376,000	376,109
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,340) (b)	605,000	603,209
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,995,671) (b)	3,000,000	3,038,985
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,994,313) (b)	5,000,000	4,999,825
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,804) (b)	1,250,000	1,269,333
Morgan Stanley
5.45%, 01/09/2017	537,000	563,957
5.95%, 12/28/2017	110,000	119,873
6.63%, 04/01/2018	457,000	508,917
7.30%, 05/13/2019	2,257,000	2,635,481
2.38%, 07/23/2019	2,770,000	2,770,451
5.63%, 09/23/2019	1,702,000	1,901,508
2.65%, 01/27/2020	750,000	753,595
2.80%, 06/16/2020	1,282,000	1,291,225
5.50%, 07/24/2020	774,000	868,994
5.75%, 01/25/2021	11,635,000	13,270,427
5.50%, 07/28/2021	372,000	420,439
4.88%, 11/01/2022	1,895,000	2,018,120
3.75%, 02/25/2023	600,000	613,208
4.10%, 05/22/2023	1,645,000	1,671,573
3.88%, 04/29/2024	1,350,000	1,379,434
3.70%, 10/23/2024	1,167,000	1,173,040
4.00%, 07/23/2025	5,174,000	5,290,048
5.00%, 11/24/2025	4,306,000	4,580,172
4.35%, 09/08/2026	430,000	432,410
3.95%, 04/23/2027	10,563,000	10,177,905
6.38%, 07/24/2042	2,000,000	2,474,924
4.30%, 01/27/2045	459,000	436,489
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	269,068
National Australia Bank Ltd
0.78%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,000) (b)	1,200,000	1,199,992
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $732,964) (b)	722,000	735,092
0.76%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (b)	5,000,000	5,011,030
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,088,339) (b)	2,064,000	2,094,378
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,079,313
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,404,504
8.00%, 03/01/2032	791,000	1,102,515
Nationwide Financial Services Inc
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,261,738) (b)	2,000,000	2,231,364
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $380,640) (b)	300,000	394,056
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,779,364) (b)	1,283,000	1,944,150
Navient Corp

5.63%, 08/01/2033	54,000	34,965
New York Life Global Funding
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,052) (b)	155,000	155,172
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,142,327) (b)	8,150,000	8,227,890
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,979) (b)	1,912,000	1,928,489
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (b)	5,020,000	5,170,600
Nomura Holdings Inc
4.13%, 01/19/2016	864,000	871,430
2.00%, 09/13/2016	6,972,000	7,006,665
6.70%, 03/04/2020	5,300,000	6,236,855
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $597,260) (b)	584,000	599,765
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $255,549) (b)	258,000	257,374
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,821,727) (b)	4,835,000	4,842,852
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $448,937) (b)	450,000	453,635
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $666,207) (b)	640,000	688,657
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,223,091
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $424,114) (b)	413,000	433,473
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $733,239) (b)	526,000	784,442
Pemex Finance Ltd
10.61%, 08/15/2017	161,000	175,056
People’s United Bank NA
4.00%, 07/15/2024	1,220,000	1,221,634
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,360,165
4.20%, 11/01/2025	322,000	338,413
PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,114,727
PNC Funding Corp
5.25%, 11/15/2015	124,000	124,605
2.70%, 09/19/2016	133,000	134,896
5.63%, 02/01/2017	127,000	133,749
6.70%, 06/10/2019	423,000	492,376
5.13%, 02/08/2020	588,000	659,531
4.38%, 08/11/2020	468,000	511,689
3.30%, 03/08/2022	575,000	592,169
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,942,153) (b)	1,943,000	1,953,698
Principal Financial Group Inc
3.40%, 05/15/2025	7,000,000	6,889,820
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,061,416
2.80%, 05/15/2022	1,200,000	1,236,780
3.55%, 01/15/2024	2,489,000	2,680,202
Prologis LP
4.25%, 08/15/2023	295,000	305,682
Protective Life Corp
7.38%, 10/15/2019	854,000	1,007,298
Prudential Financial Inc
2.35%, 08/15/2019	650,000	653,608
Prudential Insurance Co of America/The

8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $2,171,561) (b)	1,691,000	2,255,268
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,737,811
3.25%, 10/15/2022	1,490,000	1,455,650
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,124,879
Reliance Standard Life Global Funding II
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,983,167) (b)	6,000,000	5,976,084
Royal Bank of Canada
1.20%, 09/19/2017	727,000	727,065
2.20%, 07/27/2018	155,000	157,333
2.00%, 10/01/2018	1,231,000	1,247,984
2.20%, 09/23/2019	15,695,000	15,950,938
1.88%, 02/05/2020	1,100,000	1,101,799
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	393,712
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,570,417
Santander UK Group Holdings PLC
5.63%, 09/15/2045 (Acquired 09/08/2015 through 09/11/2015, Cost $1,439,782) (b)	1,442,000	1,429,776
Santander UK PLC
5.00%, 11/07/2023 (Acquired 10/31/2013, Cost $2,135,068) (b)	2,000,000	2,079,082
Simon Property Group LP
2.15%, 09/15/2017	946,000	959,485
6.13%, 05/30/2018	379,000	418,882
7.38%, 06/15/2018	3,000,000	3,429,810
2.50%, 09/01/2020	5,991,000	6,052,276
4.38%, 03/01/2021	6,932,000	7,527,480
4.13%, 12/01/2021	442,000	472,960
3.75%, 02/01/2024	910,000	936,841
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $296,979) (b)	299,000	298,789
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $5,198,388) (b)	5,200,000	5,265,442
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,255) (b)	1,225,000	1,244,600
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,995,681) (b)	3,000,000	3,029,634
Societe Generale SA
1.41%, 10/01/2018	1,000,000	1,008,808
SouthTrust Bank
7.69%, 05/15/2025	253,000	318,654
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $524,010) (b)	537,000	533,802
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	104,500
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $674,318) (b)	683,000	685,566
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,292) (b)	750,000	744,450
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,638,893) (b)	7,650,000	7,571,587
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $628,823) (b)	609,000	608,599
State Street Corp
3.10%, 05/15/2023	321,000	316,244
3.70%, 11/20/2023	1,385,000	1,447,807
3.55%, 08/18/2025	247,000	251,498
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,035,140

2.45%, 01/16/2020	2,725,000	2,740,083
3.95%, 07/19/2023	250,000	263,284
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,802,952
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	111,357
2.50%, 05/01/2019	8,810,000	8,908,011
Susa Partnership LP
8.20%, 06/01/2017	111,000	122,449
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	703,294
2.50%, 01/25/2019	2,000,000	2,049,464
2.40%, 10/01/2020	12,188,000	12,207,988
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $216,362) (b)	215,000	217,406
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,991,695) (b)	6,000,000	6,081,054
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $1,019,975) (b)	1,000,000	1,021,949
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,620,810
3.00%, 08/15/2019	4,775,000	4,813,114
3.75%, 08/15/2021	6,000,000	6,061,860
4.25%, 08/15/2024	2,000,000	1,993,318
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	406,440
2.95%, 04/01/2022	725,000	725,685
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,193,734) (b)	2,580,000	3,232,082
TIAA Asset Management Finance Co LLC
2.95%, 11/01/2019 (Acquired 10/27/2014 through 10/28/2014, Cost $6,326,681) (b)	6,235,000	6,322,053
4.13%, 11/01/2024 (Acquired 10/27/2014, Cost $516,477) (b)	510,000	520,086
Toronto-Dominion Bank/The
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $447,858) (b)	445,000	447,966
1.75%, 07/23/2018	556,000	557,492
2.25%, 11/05/2019	432,000	434,603
1.95%, 04/02/2020 (Acquired 03/26/2015, Cost $9,984,526) (b)	10,000,000	10,007,370
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	121,666
UBS AG/Stamford CT
1.38%, 06/01/2017	7,030,000	7,016,516
5.75%, 04/25/2018	511,000	560,299
1.17%, 06/01/2020	8,200,000	8,199,418
UBS Group Funding Jersey Ltd
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,247,870) (b)	1,250,000	1,252,474
UDR Inc
4.63%, 01/10/2022	1,937,000	2,076,696
Ventas Realty LP
3.50%, 02/01/2025	251,000	242,671
4.13%, 01/15/2026	449,000	452,788
Voya Financial Inc
5.50%, 07/15/2022	8,000,000	9,114,576
Wachovia Corp
5.75%, 06/15/2017	315,000	338,482
5.75%, 02/01/2018	1,865,000	2,040,897
WEA Finance LLC / Westfield UK & Europe Finance PLC

3.25%, 10/05/2020 (Acquired 09/28/2015 through 09/29/2015, Cost $12,060,468) (b)	12,073,000	12,189,999
Wells Fargo & Co
2.63%, 12/15/2016	1,583,000	1,614,546
5.63%, 12/11/2017	948,000	1,030,888
2.60%, 07/22/2020	4,708,000	4,755,838
3.00%, 01/22/2021	1,000,000	1,024,746
4.60%, 04/01/2021	1,377,000	1,511,241
3.50%, 03/08/2022	929,000	960,449
3.30%, 09/09/2024	1,900,000	1,886,345
3.00%, 02/19/2025	4,075,000	3,929,722
3.55%, 09/29/2025	5,337,000	5,343,490
4.30%, 07/22/2027	13,158,000	13,416,397
5.61%, 01/15/2044	317,000	353,986
4.65%, 11/04/2044	675,000	663,200
Wells Fargo Bank NA
0.67%, 03/15/2016	457,000	456,896
6.00%, 11/15/2017	2,224,000	2,424,349
Welltower Inc
5.25%, 01/15/2022	560,000	613,762
4.50%, 01/15/2024	461,000	482,319
4.00%, 06/01/2025	372,000	372,046
Westpac Banking Corp
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $686,663) (b)	676,000	687,768
1.60%, 01/12/2018	846,000	848,743
1.04%, 07/30/2018	3,060,000	3,066,658
4.88%, 11/19/2019	1,105,000	1,223,192
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,382) (b)	1,349,000	1,353,886
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	628,700
Willis North America Inc
7.00%, 09/29/2019	537,000	613,810
WR Berkley Corp
4.75%, 08/01/2044	3,445,000	3,402,024
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,415,841
5.25%, 12/15/2043	2,700,000	2,853,997
		1,353,163,288
Industrials - 1.14%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	173,993
2.88%, 05/08/2022	241,000	238,868
4.38%, 05/08/2042	107,000	105,347
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	498,450
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $357,177) (b)	376,000	366,675
Arrow Electronics Inc
3.50%, 04/01/2022	965,000	953,743
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $269,107) (b)	243,000	276,124
3.80%, 10/07/2024 (Acquired 09/30/2014, Cost $773,008) (b)	770,000	779,579
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,157) (b)	550,000	633,003
Boeing Co/The
4.88%, 02/15/2020	52,000	58,519

7.95%, 08/15/2024	124,000	169,195
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	403,168
5.75%, 03/15/2018	173,000	189,876
3.60%, 09/01/2020	146,000	154,172
3.45%, 09/15/2021	215,000	221,758
3.05%, 03/15/2022	440,000	439,563
3.00%, 03/15/2023	206,000	202,936
6.70%, 08/01/2028	62,000	77,333
7.29%, 06/01/2036	134,000	175,000
5.75%, 05/01/2040	373,000	426,620
5.40%, 06/01/2041	542,000	597,982
4.38%, 09/01/2042	462,000	442,757
5.15%, 09/01/2043	4,131,000	4,417,253
4.15%, 04/01/2045	1,825,000	1,701,378
Canadian Pacific Railway Co
4.50%, 01/15/2022	1,200,000	1,292,159
2.90%, 02/01/2025	644,000	608,350
7.13%, 10/15/2031	155,000	195,406
6.13%, 09/15/2115	1,537,000	1,631,393
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	95,130
5.45%, 04/15/2018	103,000	112,941
7.05%, 10/01/2018	361,000	416,396
7.15%, 02/15/2019	62,000	72,385
2.75%, 08/20/2021	420,000	424,754
2.85%, 06/01/2022	446,000	444,389
3.75%, 11/24/2023	2,825,000	2,902,439
3.25%, 12/01/2024	714,000	701,524
Caterpillar Inc
1.50%, 06/26/2017	193,000	194,163
2.60%, 06/26/2022	220,000	215,866
CRH America Inc
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,578) (b)	354,000	354,696
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,202) (b)	230,000	228,662
CSX Corp
7.90%, 05/01/2017	413,000	454,971
7.38%, 02/01/2019	72,000	84,077
4.25%, 06/01/2021	205,000	220,715
3.40%, 08/01/2024	600,000	607,628
5.50%, 04/15/2041	402,000	444,788
4.10%, 03/15/2044	175,000	159,227
3.95%, 05/01/2050	246,000	212,987
Danaher Corp
3.90%, 06/23/2021	387,000	415,981
Deere & Co
2.60%, 06/08/2022	619,000	608,056
3.90%, 06/09/2042	275,000	262,032
Eaton Corp
1.50%, 11/02/2017	163,000	162,819
5.60%, 05/15/2018	273,000	297,449
7.63%, 04/01/2024	206,000	259,810
4.00%, 11/02/2032	143,000	137,387
5.80%, 03/15/2037	500,000	571,575
Federal Express Corp 1998 Pass Through Trust

6.85%, 01/15/2019	1,353,226	1,464,867
6.72%, 01/15/2022	207,833	235,890
FedEx Corp
3.90%, 02/01/2035	414,000	380,800
General Electric Co
2.70%, 10/09/2022	350,000	351,001
3.38%, 03/11/2024	655,000	678,643
Hanson Ltd
6.13%, 08/15/2016	625,000	642,625
Harris Corp
3.83%, 04/27/2025	820,000	803,147
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $163,388) (b)	148,000	167,557
Honeywell International Inc
5.30%, 03/01/2018	155,000	169,700
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	167,863
3.90%, 09/01/2042	1,754,000	1,686,876
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	96,896
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	340,925
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	359,996
John Deere Capital Corp
1.60%, 07/13/2018	315,000	315,911
2.05%, 03/10/2020	4,310,000	4,302,048
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	186,626
3.75%, 03/15/2022	864,000	878,748
7.20%, 06/01/2026	57,000	70,985
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,703,599
7.13%, 07/15/2036	107,000	127,938
Lockheed Martin Corp
4.25%, 11/15/2019	103,000	112,253
4.85%, 09/15/2041	181,000	189,245
4.07%, 12/15/2042	462,000	437,478
Martin Marietta Materials Inc
4.25%, 07/02/2024	1,705,000	1,712,705
6.25%, 05/01/2037	107,000	111,095
Masco Corp
6.13%, 10/03/2016	175,000	181,566
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	15,390
3.25%, 12/01/2021	570,000	580,329
2.90%, 02/15/2023	294,000	286,781
5.59%, 05/17/2025	6,000	6,935
3.95%, 10/01/2042	332,000	297,489
4.80%, 08/15/2043	3,400,000	3,442,228
6.00%, 03/15/2105	351,000	397,035
6.00%, 05/23/2111	1,083,000	1,211,477
Northrop Grumman Corp
3.85%, 04/15/2045	195,000	175,293
Northrop Grumman Systems Corp

7.75%, 02/15/2031	206,000	273,141
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (b)	1,375,000	715,000
Pactiv LLC
7.95%, 12/15/2025	34,000	32,215
Parker-Hannifin Corp
5.50%, 05/15/2018	80,000	87,734
3.30%, 11/21/2024	149,000	152,176
4.45%, 11/21/2044	333,000	346,206
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,674) (b)	431,000	437,784
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,958) (b)	184,000	183,125
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,984,212) (b)	2,011,000	1,966,022
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $231,074) (b)	220,000	224,407
Pentair Finance SA
2.90%, 09/15/2018	915,000	918,037
3.63%, 09/15/2020	6,650,000	6,733,617
Precision Castparts Corp
3.25%, 06/15/2025	880,000	881,502
4.20%, 06/15/2035	75,000	75,317
4.38%, 06/15/2045	415,000	415,700
Raytheon Co
3.15%, 12/15/2024	378,000	382,231
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,136,186
3.55%, 06/01/2022	496,000	508,564
Ryder System Inc
3.60%, 03/01/2016	278,000	280,975
2.50%, 03/01/2017	330,000	334,347
2.50%, 05/11/2020	1,020,000	1,012,881
2.88%, 09/01/2020	345,000	346,926
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $145,725) (b)	139,000	145,726
1.45%, 05/25/2018 (Acquired 05/18/2015, Cost $3,350,402) (b)	3,370,000	3,355,368
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (b)	553,000	555,290
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,215) (b)	513,000	525,382
Timken Co/The
3.88%, 09/01/2024	1,000,000	961,340
TTX Co
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,890) (b)	2,000,000	2,022,564
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,176) (b)	4,000,000	3,576,160
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	824,046
2.38%, 12/17/2018	7,025,000	7,098,109
Tyco International Finance SA
5.13%, 09/14/2045	205,000	214,479
Union Pacific Corp
4.16%, 07/15/2022	453,000	487,223
2.95%, 01/15/2023	149,000	149,165
3.65%, 02/15/2024	142,000	148,377
3.25%, 01/15/2025	200,000	202,596
3.38%, 02/01/2035	1,500,000	1,365,588
4.30%, 06/15/2042	165,000	166,880
4.82%, 02/01/2044	106,000	115,681
4.15%, 01/15/2045	300,000	298,176

Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	23,594	25,187
Union Pacific Railroad Co 2015-1 Pass Through Trust
2.70%, 05/12/2027	700,000	693,825
United Parcel Service Inc
2.45%, 10/01/2022	186,000	182,628
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	309,819
8.38%, 04/01/2030	83,000	119,107
United Technologies Corp
1.78%, 05/04/2018	13,010,000	12,985,801
3.10%, 06/01/2022	524,000	532,445
4.50%, 06/01/2042	693,000	707,363
4.15%, 05/15/2045	2,765,000	2,684,569
Vulcan Materials Co
7.00%, 06/15/2018	215,000	239,725
7.15%, 11/30/2037	54,000	58,320
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	334,050
Waste Management Inc
4.75%, 06/30/2020	195,000	216,642
3.13%, 03/01/2025	424,000	415,259
3.90%, 03/01/2035	156,000	147,059
		114,091,429
Technology - 1.07%
Apple Inc
0.55%, 05/03/2018	790,000	790,371
2.15%, 02/09/2022	1,200,000	1,170,182
2.40%, 05/03/2023	2,081,000	2,017,604
3.20%, 05/13/2025	1,010,000	1,016,645
3.45%, 02/09/2045	500,000	420,960
Dell Inc
7.10%, 04/15/2028	196,000	193,060
EMC Corp/MA
1.88%, 06/01/2018	640,000	641,632
3.38%, 06/01/2023	1,764,000	1,748,773
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	659,487
3.50%, 04/15/2023	2,430,000	2,309,438
3.88%, 06/05/2024	2,150,000	2,047,019
Fiserv Inc
4.63%, 10/01/2020	215,000	234,517
3.85%, 06/01/2025	5,000,000	5,084,515
Hewlett Packard Co.
3.60%, 10/15/2020	4,420,000	4,418,762
4.40%, 10/15/2022	7,500,000	7,485,150
3.60%, 10/15/2025	3,431,000	3,421,565
Hewlett-Packard Co
2.75%, 01/14/2019	6,625,000	6,765,013
4.38%, 09/15/2021	293,000	306,240
4.65%, 12/09/2021	326,000	345,743
6.00%, 09/15/2041	731,000	718,952
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	321,114
Intel Corp

3.30%, 10/01/2021	504,000	526,274
3.70%, 07/29/2025	456,000	468,502
4.00%, 12/15/2032	1,195,000	1,159,277
4.90%, 07/29/2045	3,010,000	3,116,641
International Business Machines Corp
7.63%, 10/15/2018	872,000	1,023,879
1.63%, 05/15/2020	1,670,000	1,648,502
6.22%, 08/01/2027	68,000	83,826
6.50%, 01/15/2028	120,000	149,991
4.00%, 06/20/2042	79,000	72,900
Intuit Inc
5.75%, 03/15/2017	8,059,000	8,526,494
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,236,389
Microsoft Corp
2.13%, 11/15/2022	350,000	338,989
2.38%, 05/01/2023	1,055,000	1,030,958
3.63%, 12/15/2023	445,000	472,555
3.50%, 02/12/2035	318,000	295,842
4.50%, 10/01/2040	125,000	130,730
4.00%, 02/12/2055	333,000	301,886
National Semiconductor Corp
6.60%, 06/15/2017	855,000	931,692
Oracle Corp
5.75%, 04/15/2018	351,000	387,621
5.00%, 07/08/2019	547,000	608,320
2.25%, 10/08/2019	8,565,000	8,670,136
2.80%, 07/01/2021	766,000	776,943
2.50%, 05/15/2022	2,780,000	2,739,901
3.63%, 07/15/2023	149,000	155,123
3.40%, 07/01/2024	2,000,000	2,030,160
2.95%, 05/15/2025	2,000,000	1,950,696
4.30%, 07/01/2034	4,314,000	4,327,266
6.50%, 04/15/2038	201,000	255,032
6.13%, 07/08/2039	265,000	322,277
4.38%, 05/15/2055	400,000	371,993
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	188,297
QUALCOMM Inc
3.00%, 05/20/2022	7,000,000	6,902,987
Texas Instruments Inc
1.65%, 08/03/2019	434,000	432,235
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,414,038
6.75%, 02/01/2017	2,170,000	2,309,948
2.95%, 03/15/2017	202,000	205,451
2.75%, 03/15/2019	3,200,000	3,217,206
5.63%, 12/15/2019	521,000	576,797
2.75%, 09/01/2020	2,177,000	2,106,025
4.50%, 05/15/2021	183,000	190,173
		106,770,694
Utilities - 1.93%
AGL Capital Corp
6.38%, 07/15/2016	691,000	718,495
3.50%, 09/15/2021	530,000	547,140

5.88%, 03/15/2041	1,210,000	1,413,895
4.40%, 06/01/2043	160,000	155,785
Alabama Power Co
2.80%, 04/01/2025	2,025,000	1,949,868
6.13%, 05/15/2038	219,000	267,609
6.00%, 03/01/2039	89,000	107,912
4.15%, 08/15/2044	205,000	197,596
3.75%, 03/01/2045	415,000	375,727
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	245,241
American Water Capital Corp
3.85%, 03/01/2024	500,000	526,263
3.40%, 03/01/2025	592,000	600,153
6.59%, 10/15/2037	386,000	507,170
Appalachian Power Co
6.70%, 08/15/2037	430,000	538,469
Arizona Public Service Co
8.75%, 03/01/2019	91,000	110,595
2.20%, 01/15/2020	167,000	166,844
3.35%, 06/15/2024	676,000	690,905
5.05%, 09/01/2041	349,000	392,521
4.50%, 04/01/2042	221,000	230,482
Atmos Energy Corp
8.50%, 03/15/2019	71,000	85,075
4.15%, 01/15/2043	830,000	796,716
4.13%, 10/15/2044	450,000	426,324
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	504,495
Beaver Valley II Funding Corp
9.00%, 06/01/2017	15,000	16,200
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	184,209
2.40%, 02/01/2020	409,000	410,490
3.50%, 02/01/2025	625,000	628,757
4.50%, 02/01/2045	375,000	370,887
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,415) (b)	253,000	259,182
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	433,661
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,977,439) (b)	5,000,000	5,059,585
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	399,673
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $567,955) (b)	551,000	570,974
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,078) (b)	1,822,000	1,845,813
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	105,373
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	378,662
Consumers Energy Co
5.65%, 04/15/2020	144,000	165,672
2.85%, 05/15/2022	155,000	154,943
4.35%, 08/31/2064	191,000	184,682
Delmarva Power & Light Co

4.00%, 06/01/2042	170,000	165,363
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,260,000	1,274,509
4.60%, 12/15/2044	380,000	361,869
Dominion Resources Inc/VA
1.90%, 06/15/2018	4,890,000	4,885,672
3.90%, 10/01/2025	2,431,000	2,459,401
5.25%, 08/01/2033	583,000	628,646
7.00%, 06/15/2038	124,000	153,960
4.90%, 08/01/2041	212,000	216,820
DTE Electric Co
2.65%, 06/15/2022	194,000	190,411
3.70%, 03/15/2045	463,000	431,774
DTE Energy Co
2.40%, 12/01/2019	278,000	279,742
3.30%, 06/15/2022 (Acquired 06/09/2015, Cost $138,950) (b)	139,000	142,249
3.85%, 12/01/2023	292,000	304,477
3.50%, 06/01/2024	692,000	702,741
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	156,818
4.30%, 06/15/2020	205,000	225,180
6.00%, 12/01/2028	235,000	286,592
6.00%, 01/15/2038	161,000	202,190
4.25%, 12/15/2041	141,000	143,713
Duke Energy Corp
2.15%, 11/15/2016	439,000	443,671
6.25%, 06/15/2018	1,781,000	1,983,569
3.55%, 09/15/2021	306,000	318,055
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	128,543
6.40%, 06/15/2038	72,000	94,522
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	425,638
6.35%, 08/15/2038	320,000	414,582
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	229,441
3.00%, 09/15/2021	372,000	385,748
2.80%, 05/15/2022	335,000	336,187
3.25%, 08/15/2025	158,000	160,706
4.10%, 05/15/2042	217,000	216,349
4.10%, 03/15/2043	181,000	178,693
4.38%, 03/30/2044	132,000	137,437
4.15%, 12/01/2044	129,000	129,869
4.20%, 08/15/2045	325,000	332,089
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,986,021) (b)	5,000,000	5,000,655
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,524,441) (b)	3,558,000	3,594,964
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,516) (b)	1,035,000	1,091,377
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $932,176) (b)	888,000	976,341
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,928) (b)	204,000	255,166
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,622) (b)	103,000	116,925
Exelon Corp
1.55%, 06/09/2017	3,820,000	3,813,258
4.95%, 06/15/2035	3,420,000	3,448,502

5.10%, 06/15/2045	739,000	755,199
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,705,864
2.95%, 01/15/2020	300,000	303,319
4.00%, 10/01/2020	619,000	649,608
5.75%, 10/01/2041	192,000	195,926
FirstEnergy Corp
7.38%, 11/15/2031	945,000	1,140,933
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $2,292,614) (b)	2,260,000	2,329,952
Florida Power & Light Co
5.63%, 04/01/2034	57,000	68,767
5.95%, 02/01/2038	103,000	130,848
Georgia Power Co
5.95%, 02/01/2039	41,000	47,140
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	171,125
Hydro-Quebec
9.40%, 02/01/2021	186,000	248,783
8.40%, 01/15/2022	826,000	1,093,403
8.05%, 07/07/2024	638,000	884,220
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	129,522
3.20%, 03/15/2023	991,000	992,427
ITC Holdings Corp
5.30%, 07/01/2043	2,191,000	2,329,243
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	35,288
4.30%, 01/15/2026 (Acquired 08/11/2015 through 08/21/2015, Cost $2,868,999) (b)	2,877,000	2,888,790
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	464,002	510,992
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	372,486
5.30%, 10/01/2041	1,032,000	1,126,254
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	296,561
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $290,221) (b)	279,000	304,520
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,027,818) (b)	4,000,000	4,091,600
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $614,655) (b)	591,000	634,143
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	78,318
Nevada Power Co
6.50%, 08/01/2018	232,000	261,750
7.13%, 03/15/2019	188,000	218,754
5.38%, 09/15/2040	38,000	43,109
5.45%, 05/15/2041	386,000	446,254
NextEra Energy Capital Holdings Inc
7.88%, 12/15/2015	124,000	125,755
1.59%, 06/01/2017	3,349,000	3,350,115
2.06%, 09/01/2017	3,748,000	3,772,947
6.00%, 03/01/2019	124,000	137,510
2.40%, 09/15/2019	487,000	485,594

2.70%, 09/15/2019	2,780,000	2,799,507
7.30%, 09/01/2067	295,000	292,050
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $182,149) (b)	168,000	184,001
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (b)	258,000	262,088
NiSource Finance Corp
3.85%, 02/15/2023	283,000	293,691
5.80%, 02/01/2042	774,000	898,086
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	334,341
4.13%, 05/15/2044	1,480,000	1,496,908
Ohio Power Co
6.05%, 05/01/2018	160,000	176,841
5.38%, 10/01/2021	65,000	74,161
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	720,136
7.00%, 09/01/2022	124,000	152,953
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	220,855
8.25%, 10/15/2018	4,484,000	5,316,464
3.25%, 09/15/2021	146,000	150,923
2.45%, 08/15/2022	581,000	562,457
3.25%, 06/15/2023	206,000	207,460
3.40%, 08/15/2024	11,150,000	11,186,784
3.50%, 06/15/2025	2,867,000	2,905,309
6.05%, 03/01/2034	46,000	55,567
4.50%, 12/15/2041	749,000	762,269
4.45%, 04/15/2042	194,000	195,856
PacifiCorp
5.65%, 07/15/2018	294,000	325,663
5.50%, 01/15/2019	26,000	29,101
3.85%, 06/15/2021	103,000	110,088
PECO Energy Co
5.35%, 03/01/2018	93,000	101,649
2.38%, 09/15/2022	578,000	557,247
4.15%, 10/01/2044	353,000	351,739
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	100,696
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	178,059
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	173,656
4.13%, 06/15/2044	208,000	206,833
Progress Energy Inc
4.40%, 01/15/2021	390,000	419,605
3.15%, 04/01/2022	389,000	388,287
7.75%, 03/01/2031	2,763,000	3,738,173
PSEG Power LLC
5.50%, 12/01/2015	226,000	227,668
5.32%, 09/15/2016	346,000	358,921
5.13%, 04/15/2020	679,000	750,368
4.15%, 09/15/2021	83,000	86,950
8.63%, 04/15/2031	130,000	176,417
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	31,335

3.20%, 11/15/2020	120,000	125,654
2.25%, 09/15/2022	210,000	204,113
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	104,593
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	160,421
4.40%, 02/01/2021	203,000	218,942
6.63%, 11/15/2037	649,000	844,665
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	93,247
3.15%, 08/15/2024	1,000,000	1,015,871
5.38%, 11/01/2039	117,000	136,274
RGS I&M Funding Corp
9.82%, 06/07/2022	89,805	105,208
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	265,174
3.95%, 11/15/2041	310,000	301,105
Sempra Energy
6.50%, 06/01/2016	93,000	96,265
6.15%, 06/15/2018	237,000	262,904
9.80%, 02/15/2019	12,506,000	15,477,651
2.88%, 10/01/2022	361,000	354,136
4.05%, 12/01/2023	10,325,000	10,784,917
3.55%, 06/15/2024	709,000	713,833
6.00%, 10/15/2039	155,000	180,861
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	153,165
Southern California Edison Co
5.50%, 08/15/2018	144,000	159,755
3.88%, 06/01/2021	102,000	109,782
1.85%, 02/01/2022	312,000	311,182
3.50%, 10/01/2023	328,000	341,248
5.95%, 02/01/2038	67,000	83,355
6.05%, 03/15/2039	253,000	316,784
3.90%, 12/01/2041	392,000	380,333
Southern Co/The
1.95%, 09/01/2016	307,000	309,345
1.30%, 08/15/2017	3,577,000	3,562,592
2.15%, 09/01/2019	2,700,000	2,669,560
Southern Power Co
5.15%, 09/15/2041	146,000	145,396
5.25%, 07/15/2043	1,305,000	1,344,449
Southwestern Electric Power Co
5.55%, 01/15/2017	320,000	336,655
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	422,348
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $238,855) (b)	241,000	239,678
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,227,154) (b)	4,240,000	4,308,510
Talen Energy Supply LLC
5.70%, 10/15/2015	221,000	219,895
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,691) (b)	715,000	742,234
Virginia Electric & Power Co

5.95%, 09/15/2017	83,000	90,407
5.40%, 04/30/2018	475,000	520,673
2.95%, 01/15/2022	80,000	80,719
3.45%, 02/15/2024	191,000	195,122
4.65%, 08/15/2043	3,500,000	3,799,369
4.45%, 02/15/2044	126,000	132,030
WEC Energy Group Inc
1.65%, 06/15/2018	2,022,000	2,026,592
3.55%, 06/15/2025	865,000	878,916
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,189,671
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	135,230
2.95%, 09/15/2021	27,000	27,641
3.10%, 06/01/2025	285,000	286,707
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,998
1.20%, 06/01/2017	1,141,000	1,136,927
4.70%, 05/15/2020	62,000	67,373
6.50%, 07/01/2036	351,000	437,318
4.80%, 09/15/2041	95,000	98,227
		193,799,658
Total Corporate Bonds (Cost $2,951,144,249)		$2,954,904,068

Government Related - 23.71%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,779,610
Atlanta Independent School System
5.56%, 03/01/2026	535,000	616,357
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,197,783
Brazilian Government International Bond
4.25%, 01/07/2025	10,150,000	8,881,250
5.00%, 01/27/2045	408,000	304,980
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	956,243
California School Finance Authority
5.04%, 07/01/2020	270,000	298,012
5.04%, 01/01/2021	215,000	216,013
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,939,947
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,214,267
Colombia Government International Bond
4.00%, 02/26/2024	437,000	423,453
4.50%, 01/28/2026	5,522,000	5,370,145
5.63%, 02/26/2044	200,000	186,500
5.00%, 06/15/2045	842,000	719,910
County of Contra Costa CA
5.14%, 06/01/2017	640,000	668,358
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	103,705
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,472,924
4.81%, 10/01/2114	875,000	885,360

Eaton Community City School District
5.39%, 08/25/2027	275,000	291,280
Elgin Local School District
5.50%, 08/31/2027	535,000	572,364
European Investment Bank
1.63%, 03/16/2020	5,140,000	5,178,000
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,796,006
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	580,331
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	385,498
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,403,793
0.63%, 11/23/2016	3,265,000	3,269,786
1.83%, 07/29/2020	5,525,000	5,609,129
5.50%, 07/15/2036	1,135,000	1,501,418
Federal Home Loan Mortgage Corp
2.38%, 01/13/2022	4,486,000	4,623,797
6.25%, 07/15/2032	1,694,000	2,400,298
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,702,103
1.13%, 07/20/2018	9,975,000	10,023,548
1.88%, 02/19/2019	1,505,000	1,540,988
1.63%, 01/21/2020	4,705,000	4,753,965
1.50%, 06/22/2020	4,310,000	4,310,315
2.63%, 09/06/2024	6,411,000	6,567,967
Financing Corp
0.00%, 11/30/2017 PO	404,000	395,981
0.00%, 04/06/2018 PO	194,000	189,069
0.00%, 05/11/2018 PO	6,860,000	6,675,980
0.00%, 08/03/2018 PO	276,000	267,473
0.00%, 03/07/2019 PO	205,000	195,142
0.00%, 04/05/2019 PO	2,766,000	2,630,106
0.00%, 09/26/2019 PO	3,174,000	2,982,500
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,301,030
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	3,439,000	3,577,970
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,448,915
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,500,684) (b)	1,300,000	1,376,320
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,317,427) (b)	1,325,000	1,227,892
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	980,000	979,892
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	323,016
0.00%, 02/15/2022	464,000	404,691
0.00%, 08/15/2022	7,201,000	6,170,818
0.00%, 05/01/2023	1,000,000	826,786
0.00%, 09/15/2023	1,837,000	1,497,616
5.50%, 09/18/2023	8,856,000	10,865,781
0.00%, 11/01/2023 IO	413,000	334,769
0.00%, 02/15/2024	2,000,000	1,603,848
0.00%, 02/15/2024	2,000,000	1,603,848

5.50%, 04/26/2024	3,784,000	4,685,674
0.00%, 05/15/2024	3,640,000	2,882,472
0.00%, 08/15/2024	1,500,000	1,180,913
0.00%, 11/01/2024 PO	2,549,000	1,975,806
0.00%, 11/15/2024	2,299,000	1,798,906
0.00%, 08/15/2025	2,500,000	1,895,525
0.00%, 11/15/2026	258,000	184,890
5.50%, 09/18/2033	619,000	815,881
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,165,903) (b)	995,000	1,194,000
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,255,864
Metropolitan Transportation Authority
6.81%, 11/15/2040	1,770,000	2,337,710
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,817,255
3.63%, 03/15/2022	2,000,000	2,018,000
4.00%, 10/02/2023	842,000	857,577
3.60%, 01/30/2025	868,000	852,810
4.75%, 03/08/2044	450,000	410,625
5.55%, 01/21/2045	1,494,000	1,533,218
5.75%, 10/12/2110	588,000	549,780
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	120,000	125,452
3.75%, 07/01/2034	300,000	322,344
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	2,450,000	2,561,083
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	7,901,548
New York State Dormitory Authority
5.63%, 03/15/2039	2,320,000	2,776,622
5.60%, 03/15/2040	260,000	318,464
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,077,029
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,160,738
4.00%, 09/22/2024	3,133,000	3,089,921
3.75%, 03/16/2025	1,234,000	1,193,895
Peruvian Government International Bond
4.13%, 08/25/2027	2,783,000	2,741,255
5.63%, 11/18/2050	190,000	196,650
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,157,660
4.00%, 01/22/2024	1,040,000	1,099,800
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,501,252
5.65%, 11/01/2040	435,000	517,863
4.46%, 10/01/2062	2,065,000	1,998,136
Province of British Columbia Canada
2.00%, 10/23/2022	6,270,000	6,247,560
Province of Quebec Canada
7.37%, 03/06/2026	58,000	80,385
Residual Funding Corp Principal Strip
0.00%, 10/15/2019 PO	5,732,000	5,369,119
0.00%, 07/15/2020 PO	37,494,000	34,497,030

0.00%, 10/15/2020 PO	5,841,000	5,328,709
0.00%, 01/15/2021 PO	2,270,000	2,059,112
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,212,000
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,345) (b)	440,000	474,650
6.13%, 01/22/2044	1,000,000	1,162,500
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	848,825
South Africa Government International Bond
5.88%, 09/16/2025	403,000	429,195
5.38%, 07/24/2044	1,077,000	1,002,956
State of California
7.50%, 04/01/2034	5,540,000	7,762,039
7.30%, 10/01/2039	2,689,000	3,725,636
State of Illinois
5.10%, 06/01/2033	3,235,000	3,030,548
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,668,342
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,159,575
5.50%, 06/15/2038	57,000	73,371
5.25%, 09/15/2039	949,000	1,173,685
3.50%, 12/15/2042	1,896,000	1,811,262
4.63%, 09/15/2060	303,000	332,440
4.25%, 09/15/2065	5,531,000	5,562,826
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,172,090
0.00%, 07/15/2028 IO	2,000,000	1,318,010
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	416,496
0.00%, 11/01/2025 PO	1,847,000	1,373,189
0.00%, 06/15/2035 PO	258,000	123,904
Three Rivers Local School District
5.21%, 09/15/2027	285,000	301,154
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,320,550
5.75%, 03/22/2024	494,000	512,031
4.25%, 04/14/2026	895,000	813,331
Ukraine Government AID Bonds
1.85%, 05/29/2020	6,070,000	6,153,268
United States Treas Nts
1.75%, 09/30/2022	3,726,000	3,724,837
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2016 (c)	446,536	442,163
0.13%, 04/15/2019 (c)	916,650	913,785
0.13%, 04/15/2020 (c)	69,635,103	69,207,126
1.13%, 01/15/2021 (c)	534,580	555,733
0.13%, 01/15/2022 (c)	2,108,860	2,056,029
0.38%, 07/15/2025 (c)	7,195,546	7,014,254
1.75%, 01/15/2028 (c)	683,508	756,042
3.63%, 04/15/2028 (c)	1,538,988	2,040,763
2.50%, 01/15/2029 (c)	459,078	550,972
United States Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,498,722

2.75%, 11/30/2016	258,000	264,924
3.25%, 12/31/2016	20,315,000	21,013,856
3.13%, 01/31/2017	206,000	213,231
4.63%, 02/15/2017	980,000	1,035,354
3.25%, 03/31/2017	6,295,000	6,552,453
2.75%, 05/31/2017	5,000,000	5,179,555
0.75%, 06/30/2017	4,360,000	4,371,807
0.63%, 08/31/2017	104,271,000	104,268,289
0.63%, 09/30/2017	68,332,000	68,299,952
0.88%, 10/15/2017	7,960,000	7,992,755
4.25%, 11/15/2017	3,353,000	3,603,516
2.25%, 11/30/2017	206,000	212,792
2.75%, 12/31/2017	1,459,000	1,524,352
0.88%, 01/31/2018	245,000	245,657
2.63%, 01/31/2018	2,683,000	2,797,516
3.50%, 02/15/2018	41,363,000	44,013,376
2.88%, 03/31/2018	3,159,000	3,321,884
1.50%, 08/31/2018	6,561,000	6,672,740
1.00%, 09/15/2018	1,728,000	1,732,095
1.25%, 10/31/2018	1,930,000	1,946,612
1.25%, 11/30/2018	63,950,000	64,471,256
1.38%, 12/31/2018	9,902,000	10,015,071
1.50%, 12/31/2018	19,265,000	19,564,513
2.75%, 02/15/2019	5,000,000	5,279,490
1.25%, 04/30/2019	5,675,000	5,706,110
1.63%, 04/30/2019	2,290,000	2,331,893
3.13%, 05/15/2019	10,774,000	11,539,407
1.50%, 05/31/2019	4,925,000	4,991,566
1.50%, 10/31/2019	3,515,000	3,554,498
1.00%, 11/30/2019	2,392,000	2,368,702
1.13%, 12/31/2019	27,570,000	27,414,919
8.50%, 02/15/2020	4,750,000	6,211,798
3.50%, 05/15/2020	1,300,000	1,425,311
8.75%, 05/15/2020	2,000,000	2,664,296
1.63%, 06/30/2020	123,482,000	125,062,446
1.63%, 07/31/2020	16,894,000	17,102,979
2.63%, 08/15/2020	125,959,000	133,311,479
8.75%, 08/15/2020	6,304,000	8,496,777
1.38%, 08/31/2020	307,000	307,416
2.13%, 08/31/2020	2,032,000	2,103,014
1.38%, 09/30/2020	60,368,000	60,358,583
2.63%, 11/15/2020	4,596,000	4,860,210
2.00%, 11/30/2020	1,500,000	1,540,821
3.63%, 02/15/2021	1,961,000	2,175,918
7.88%, 02/15/2021	900,000	1,197,352
3.13%, 05/15/2021	4,602,000	4,990,892
8.13%, 05/15/2021	1,718,000	2,328,247
2.13%, 08/15/2021	2,805,000	2,887,506
2.13%, 09/30/2021	17,025,000	17,520,683
2.00%, 10/31/2021	16,000,000	16,335,424
8.00%, 11/15/2021	4,414,000	6,058,961
1.50%, 01/31/2022	1,250,000	1,236,524
1.75%, 05/15/2022	2,000,000	2,003,906
2.00%, 02/15/2023	500,000	506,693
1.75%, 05/15/2023	13,090,000	12,981,261

2.50%, 08/15/2023	1,000,000	1,045,586
2.50%, 05/15/2024	10,025,000	10,446,361
2.38%, 08/15/2024	2,000,000	2,060,572
2.00%, 08/15/2025	87,986,000	87,562,083
6.13%, 11/15/2027	470,000	667,278
5.50%, 08/15/2028	1,481,000	2,019,560
5.25%, 11/15/2028	34,415,500	46,081,804
5.25%, 02/15/2029	1,113,000	1,494,956
6.13%, 08/15/2029	603,000	877,593
6.25%, 05/15/2030	789,000	1,172,672
5.38%, 02/15/2031	1,312,000	1,821,665
4.75%, 02/15/2037	17,086,000	23,175,553
4.38%, 02/15/2038	15,710,000	20,211,072
4.50%, 05/15/2038	1,989,000	2,603,466
3.50%, 02/15/2039	137,519,100	155,181,778
4.25%, 05/15/2039	6,800,000	8,575,086
4.50%, 08/15/2039	706,000	921,495
2.75%, 11/15/2042	27,980,000	27,262,285
2.88%, 05/15/2043 (e)	25,625,000	25,554,941
3.00%, 05/15/2045	53,382,000	54,669,307
2.88%, 08/15/2045	4,335,000	4,335,451
United States Treasury Strip Coupon
0.00%, 08/15/2016	3,966,000	3,954,403
0.00%, 11/15/2016	4,261,000	4,240,914
0.00%, 08/15/2017	4,176,000	4,126,953
0.00%, 11/15/2017	9,529,000	9,384,464
0.00%, 02/15/2018	3,658,000	3,588,776
0.00%, 05/15/2018	1,624,000	1,588,298
0.00%, 08/15/2018	21,739,000	21,169,416
0.00%, 11/15/2018	500,000	484,517
0.00%, 05/15/2019	20,278,000	19,430,907
0.00%, 08/15/2019	22,357,000	21,319,412
0.00%, 11/15/2019	7,500,000	7,105,230
0.00%, 02/15/2020	6,078,000	5,727,652
0.00%, 05/15/2020	39,615,000	37,044,818
0.00%, 08/15/2020	25,243,000	23,498,734
0.00%, 02/15/2021	14,550,000	13,347,253
0.00%, 05/15/2021	14,843,000	13,519,183
0.00%, 08/15/2021	9,469,000	8,560,023
0.00%, 11/15/2021	11,144,000	10,020,083
0.00%, 02/15/2022	33,917,000	30,269,464
0.00%, 05/15/2022	18,154,000	16,075,603
0.00%, 08/15/2022	12,500,000	10,999,113
0.00%, 11/15/2022	17,400,000	15,241,826
0.00%, 02/15/2023	61,562,000	53,464,935
0.00%, 05/15/2023	33,770,000	29,061,989
0.00%, 08/15/2023	19,635,000	16,749,205
0.00%, 11/15/2023	9,300,000	7,877,360
0.00%, 02/15/2024	6,124,000	5,148,588
0.00%, 05/15/2024	1,322,000	1,101,879
0.00%, 08/15/2024	1,834,000	1,515,579
0.00%, 11/15/2024	6,105,000	5,006,472
0.00%, 02/15/2025	799,000	649,506
0.00%, 05/15/2025	3,279,000	2,647,022
0.00%, 08/15/2025	1,360,000	1,092,910

0.00%, 02/15/2026	1,000,000	788,388
0.00%, 05/15/2026	3,801,000	2,971,257
0.00%, 08/15/2026	1,681,000	1,305,890
0.00%, 11/15/2026	10,222,000	7,856,915
0.00%, 02/15/2027	20,416,000	15,600,641
0.00%, 05/15/2027	1,866,000	1,413,654
0.00%, 08/15/2027	4,314,000	3,242,295
0.00%, 11/15/2027	7,702,000	5,737,751
0.00%, 02/15/2028	7,769,000	5,742,790
0.00%, 05/15/2028	3,071,000	2,249,643
0.00%, 08/15/2028	6,918,000	5,026,038
0.00%, 11/15/2028	7,540,000	5,425,384
0.00%, 02/15/2029	7,537,000	5,387,546
0.00%, 05/15/2029	1,330,000	942,467
0.00%, 08/15/2029	4,738,000	3,329,222
0.00%, 11/15/2029	5,164,000	3,596,266
0.00%, 02/15/2030	15,187,000	10,482,796
0.00%, 05/15/2030	8,464,000	5,803,037
0.00%, 08/15/2030	13,772,000	9,352,662
0.00%, 11/15/2030	7,064,000	4,755,803
0.00%, 02/15/2031	9,298,000	6,214,300
0.00%, 05/15/2031	9,225,000	6,102,153
0.00%, 08/15/2031	11,262,000	7,387,163
0.00%, 11/15/2031	7,099,000	4,612,078
0.00%, 02/15/2032	15,909,000	10,234,578
0.00%, 05/15/2032	24,453,000	15,597,322
0.00%, 08/15/2032	10,925,000	6,912,324
0.00%, 11/15/2032	9,612,000	6,027,733
0.00%, 02/15/2033	3,000,000	1,866,300
0.00%, 05/15/2033	10,845,000	6,682,136
0.00%, 08/15/2033	4,212,000	2,571,097
0.00%, 11/15/2033	5,966,000	3,616,076
0.00%, 02/15/2034	3,959,000	2,375,756
0.00%, 05/15/2034	2,650,000	1,574,304
0.00%, 08/15/2034	2,895,000	1,706,125
0.00%, 11/15/2034	3,492,000	2,040,512
0.00%, 02/15/2035	1,824,000	1,057,869
0.00%, 05/15/2035	1,920,000	1,103,821
0.00%, 08/15/2035	175,000	99,872
0.00%, 05/15/2036	121,000	67,423
United States Treasury Strip Principal
0.00%, 08/15/2039	1,225,000	609,588
0.00%, 05/15/2044	22,335,000	9,404,375
University of California
4.77%, 05/15/2115	1,038,000	976,063
Uruguay Government International Bond
5.10%, 06/18/2050	1,130,000	991,575
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	250,929
Westlake City School District
5.23%, 12/01/2026	430,000	446,744
Total Government Related (Cost $2,312,214,851)		$2,374,348,028

Mortgage Backed Obligations - 36.18%
A10 Securitization 2013-1 LLC

2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $249,887) (b)	$250,485	$251,433
A10 Securitization 2015-1 LLC
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $2,910,722) (b)	2,911,000	2,906,264
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,993) (b)	862,000	865,255
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,884) (b)	425,000	430,236
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,669,228) (b)	1,670,742	1,667,280
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,773) (b)	1,807,000	1,815,498
ACRE Commercial Mortgage Trust 2014-FL2
2.26%, 08/15/2031 (Acquired 08/01/2014, Cost $571,673) (b)	572,000	564,997
2.71%, 08/15/2031 (Acquired 08/01/2014, Cost $721,195) (b)	722,000	710,844
3.61%, 08/15/2031 (Acquired 12/11/2014, Cost $399,919) (b)	400,000	394,731
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (a)	1,290,281	1,283,184
Ajax Mortgage Loan Trust 2014-A
3.75%, 10/25/2057	1,327,296	1,319,996
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,436,488) (b)	1,439,497	1,445,174
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,681	3,762
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	19,153	14,347
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	588,090	600,466
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	28,946	29,248
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,242,024	1,251,419
Alternative Loan Trust 2005-1CB
6.91%, 03/25/2035 IO	353,389	73,919
Alternative Loan Trust 2005-20CB
4.56%, 07/25/2035 IO	1,104,140	136,624
Alternative Loan Trust 2005-22T1
4.88%, 06/25/2035 IO	1,040,565	157,963
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	489,537	475,933
6.00%, 08/25/2035	14,433	11,591
Alternative Loan Trust 2005-37T1
4.86%, 09/25/2035 IO	3,720,858	601,894
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	69,826	70,014
Alternative Loan Trust 2005-54CB
4.66%, 11/25/2035 IO	2,140,051	241,661
5.50%, 11/25/2035	542,245	496,499
5.50%, 11/25/2035	6,917	6,886
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	203,664	192,472
Alternative Loan Trust 2005-J1
4.91%, 02/25/2035 IO	483,000	39,273
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	119,762	98,472
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (f)	35,759	39,002
Alternative Loan Trust 2006-7CB

5.25%, 05/25/2021	183,542	178,924
Alternative Loan Trust 2006-J5
4.85%, 07/25/2021	58,401	58,337
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $70,040) (b)	68,145	70,243
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $734,843) (b)	714,585	721,161
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $477,642) (b)	464,000	479,497
ASG Resecuritization Trust 2009-1
5.63%, 06/26/2037	366,533	362,686
ASG Resecuritization Trust 2009-2
4.67%, 05/24/2036 (Acquired 10/28/2013, Cost $125,518) (b)	121,931	121,909
ASG Resecuritization Trust 2009-3
2.09%, 03/26/2037 (Acquired 10/28/2013, Cost $1,278,081) (b)	1,276,256	1,270,353
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $150,031) (b)	147,943	148,513
ASG Resecuritization Trust 2009-5
3.36%, 02/28/2037 (Acquired 10/28/2013, Cost $109,159) (b)	108,370	106,974
ASG Resecuritization Trust 2010-1
0.59%, 02/27/2036 (Acquired 10/28/2013, Cost $46,422) (b)	47,421	46,235
ASG Resecuritization Trust 2010-2
1.80%, 01/28/2037	446,823	440,833
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $61,496) (b)	61,034	61,106
2.57%, 11/28/2035 (Acquired 10/28/2013, Cost $543,398) (b)	552,022	543,325
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $602,752) (b)	585,067	536,841
ASG Resecuritization Trust 2011-2
23.50%, 02/28/2036 (Acquired 10/28/2013, Cost $11,173) (b)	9,524	11,453
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $781,460) (b)	809,000	822,145
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (Acquired 08/01/2014, Cost $1,147,164) (b)	1,200,000	1,142,483
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	20,233	16,939
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	13,989	14,091
0.00%, 01/25/2034 PO	49,347	42,938
6.00%, 01/25/2034	407,842	424,462
6.00%, 01/25/2034	431,140	453,541
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	266,926	272,092
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	90,086	91,328
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	145,325	146,818
5.50%, 09/25/2033	434,862	452,253
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	56,689	57,799
6.00%, 02/25/2034	114,481	121,601
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	12,160	12,465
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	15,135	14,686
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	230,914	236,854

Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	114,164	111,874
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	47,709	48,628
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	24,968	22,670
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	18,253	18,761
5.50%, 03/25/2035	15,911	14,741
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	125,453	126,504
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	77,861	73,024
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	37,123	33,859
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	85,855	73,125
Banc of America Alternative Loan Trust 2007-1
5.84%, 04/25/2022	96,896	96,548
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	280,543	280,787
5.38%, 09/10/2045	12,638,699	12,659,452
Banc of America Commercial Mortgage Trust 2006-2
5.98%, 05/10/2045	10,000,000	10,235,900
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,657,384	1,684,517
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,708,514	1,736,606
Banc of America Commercial Mortgage Trust 2006-5
0.84%, 09/10/2047 IO (Acquired 10/28/2013, Cost $285,715) (b)	20,099,838	105,122
5.41%, 09/10/2047	1,695,978	1,729,537
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	8,838,990	9,372,538
5.49%, 02/10/2051	2,980,010	3,131,455
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	57,340	47,170
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	4,212,300	4,537,743
Banc of America Funding 2004-C Trust
2.86%, 12/20/2034	104,440	103,460
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	71,544	70,384
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	61,674	49,702
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	22,765	15,850
Banc of America Funding 2005-C Trust
0.46%, 05/20/2035	6,880,066	6,404,268
Banc of America Funding 2005-E Trust
2.75%, 03/20/2035	138,448	137,842
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	50,847	39,561
Banc of America Funding 2010-R11 Trust
5.18%, 08/26/2035 (Acquired 10/28/2013, Cost $436,208) (b)	430,824	435,598
Banc of America Merrill Lynch Commercial Mortgage Inc

5.52%, 11/10/2042	128,405	128,291
4.73%, 07/10/2043	207,194	207,203
0.19%, 10/10/2045 IO (Acquired 10/28/2013, Cost $95,232) (b)	10,090,209	3,895
Banc of America Mortgage 2003-3 Trust
0.74%, 05/25/2018	80,876	78,708
5.50%, 05/25/2033	256,399	263,659
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	46,857	48,413
Banc of America Mortgage 2003-6 Trust
0.64%, 08/25/2018	21,719	21,485
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	3,457	3,494
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	22,545	18,726
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	25,134	25,448
Banc of America Mortgage 2003-E Trust
2.83%, 06/25/2033	188,370	189,373
Banc of America Mortgage 2004-J Trust
2.87%, 11/25/2034	119,110	116,837
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	3,438	3,140
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	224,243	228,270
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	6,847	5,964
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	21,381	21,447
5.50%, 06/25/2034	82,194	83,741
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	571,436	580,529
0.00%, 07/25/2034 PO	31,937	28,334
5.50%, 07/25/2034	16,107	16,361
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	2,621	2,249
0.00%, 10/25/2034 PO	10,872	9,397
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	613	559
6.50%, 09/25/2032	41,584	43,348
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	88,828	91,040
Banc of America Re-REMIC Trust 2009-UBER1
5.66%, 06/24/2050 (Acquired 10/28/2013, Cost $926,595) (b)	851,011	869,649
Battalion CLO V Ltd
1.79%, 04/17/2026 (Acquired 03/07/2014, Cost $9,629,168) (b)	9,650,000	9,586,657
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,836,755) (b)	2,941,000	2,938,009
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,475,630) (b)	2,602,000	2,655,505
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $350,538) (b)	340,578	348,030
BCAP LLC 2009-RR14 Trust
2.50%, 08/26/2035 (Acquired 10/28/2013, Cost $672,413) (b)	712,954	712,020
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $279,552) (b)	275,920	293,275

BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $94,444) (b)	93,313	92,883
2.62%, 10/26/2036 (Acquired 10/28/2013, Cost $286,374) (b)	284,116	281,243
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $423,160) (b)	423,740	430,695
BCAP LLC 2010-RR6 Trust
4.21%, 06/26/2036 (Acquired 10/28/2013, Cost $167,180) (b)	162,529	162,799
BCAP LLC 2010-RR7 Trust
2.67%, 04/26/2035 (Acquired 10/28/2013, Cost $159,869) (b)	162,583	160,704
2.18%, 07/26/2045 (Acquired 10/28/2013, Cost $1,604,545) (b)	1,650,599	1,655,686
0.88%, 02/26/2047 (Acquired 10/28/2013, Cost $96,307) (b)	98,666	98,363
BCAP LLC 2010-RR8 Trust
2.74%, 05/26/2035 (Acquired 10/28/2013, Cost $54,225) (b)	53,406	53,302
2.74%, 05/26/2035 (Acquired 10/28/2013, Cost $1,000,359) (b)	1,032,000	990,483
BCAP LLC 2011-RR10 Trust
1.05%, 09/26/2037 (Acquired 10/28/2013, Cost $1,154,865) (b)	1,238,106	1,190,367
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $174,908) (b)	173,144	174,390
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $121,069) (b)	120,714	120,802
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,174,065) (b)	1,168,945	1,181,002
BCAP LLC 2011-RR5-I Trust
0.35%, 05/28/2036 (Acquired 10/28/2013, Cost $619,071) (b)	652,459	643,793
BCAP LLC 2012-RR1 Trust
3.91%, 07/26/2037 (Acquired 10/28/2013, Cost $558,522) (b)	545,407	581,554
BCAP LLC 2012-RR10-I Trust
0.39%, 05/26/2036 (Acquired 10/28/2013, Cost $1,241,040) (b)	1,301,973	1,245,327
0.43%, 02/26/2037 (Acquired 10/28/2013, Cost $467,621) (b)	489,352	472,913
BCAP LLC 2012-RR2 Trust
0.37%, 08/26/2036 (Acquired 10/28/2013, Cost $450,624) (b)	464,604	459,066
BCAP LLC 2012-RR3 Trust
2.06%, 05/26/2037 (Acquired 10/28/2013, Cost $1,129,509) (b)	1,141,209	1,142,453
BCAP LLC 2012-RR4 Trust
0.43%, 06/26/2047 (Acquired 10/28/2013, Cost $596,211) (b)	625,673	603,084
BCAP LLC 2015-RR1
1.19%, 09/11/2038 (Acquired 03/24/2015, Cost $1,650,580) (b)	1,753,585	1,631,711
Bear Stearns ALT-A Trust 2005-2
0.69%, 03/25/2035	331,904	325,823
Bear Stearns ARM Trust 2003-2
2.51%, 01/25/2033 (Acquired 10/28/2013, Cost $222,588) (b)	231,088	233,799
Bear Stearns ARM Trust 2003-7
2.52%, 10/25/2033	24,823	24,864
Bear Stearns ARM Trust 2004-2
3.09%, 05/25/2034	114,559	114,377
Bear Stearns ARM Trust 2005-5
2.16%, 08/25/2035	677,650	684,346
Bear Stearns ARM Trust 2006-1
2.36%, 02/25/2036	643,764	638,631
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	99,049	99,693
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.60%, 03/11/2039	522,366	524,691
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.84%, 12/11/2038 IO (Acquired 10/28/2013, Cost $289,974) (b)	21,253,978	136,727
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24

5.54%, 10/12/2041	246,732	253,641
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.30%, 01/12/2045 IO (Acquired 10/28/2013, Cost $320,226) (b)	62,486,795	166,652
CAM Mortgage Trust 2013-1
0.87%, 11/25/2057 (Acquired 10/02/2014, Cost $807,404) (a)(b)	807,404	810,484
CD 2005-CD1 Commercial Mortgage Trust
5.29%, 07/15/2044	171,224	171,147
CD 2006-CD3 Mortgage Trust
0.71%, 10/15/2048 IO (Acquired 10/28/2013, Cost $196,808) (b)	11,177,353	94,728
CD 2007-CD4 Commercial Mortgage Trust
0.55%, 12/11/2049 IO	21,492,781	86,680
5.32%, 12/11/2049	7,250,000	7,485,589
CGBAM Commercial Mortgage Trust 2014-HD
1.01%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (b)	900,000	895,885
Chase Mortgage Finance Trust Series 2006-A1
2.66%, 09/25/2036	312,962	277,746
Chase Mortgage Finance Trust Series 2007-A1
2.61%, 02/25/2037	34,919	35,035
2.62%, 02/25/2037	120,480	118,890
2.63%, 02/25/2037	140,985	139,786
2.66%, 02/25/2037	255,664	256,227
Chase Mortgage Finance Trust Series 2007-A2
2.62%, 07/25/2037	149,759	151,085
2.69%, 07/25/2037	102,937	102,496
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	19,214	16,518
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	67,190	70,531
5.75%, 04/25/2034	45,778	47,652
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	311,116	323,402
CHL Mortgage Pass-Through Trust 2004-7
2.50%, 06/25/2034	19,729	19,334
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	114,634	117,677
CHL Mortgage Pass-Through Trust 2004-HYB1
2.53%, 05/20/2034	36,356	34,625
CHL Mortgage Pass-Through Trust 2004-HYB3
2.29%, 06/20/2034	157,956	150,108
CHL Mortgage Pass-Through Trust 2004-HYB6
2.55%, 11/20/2034	106,485	101,787
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	14,796	15,136
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	48,513	48,614
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	25,167	24,640
CHL Mortgage Pass-Through Trust 2005-22
2.53%, 11/25/2035	399,717	339,091
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	20,379	21,033
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	129,465	130,741
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,517,723

Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,235,455
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,655,741
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,851,840
Citigroup Global Markets Mortgage Securities VII Inc
0.00%, 12/25/2018 PO	2,284	2,098
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $43,199) (b)	43,949	43,260
7.00%, 06/25/2033	33,868	36,460
2.73%, 09/25/2033	319,386	319,037
Citigroup Mortgage Loan Trust 2008-AR4
2.72%, 11/25/2038 (Acquired 10/28/2013, Cost $1,021,456) (b)	1,012,337	1,009,989
Citigroup Mortgage Loan Trust 2009-10
2.52%, 09/25/2033 (Acquired 10/28/2013, Cost $647,374) (b)	639,516	647,964
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $476,000) (b)	462,831	480,220
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $437,200) (b)	429,072	441,503
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $219,754) (b)	216,802	225,186
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $188,597) (b)	183,462	192,181
Citigroup Mortgage Loan Trust 2010-10
2.47%, 02/25/2036 (Acquired 10/28/2013, Cost $310,010) (b)	308,092	311,788
Citigroup Mortgage Loan Trust 2010-3
2.36%, 02/25/2036 (Acquired 10/28/2013, Cost $117,225) (b)	116,911	116,291
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $128,328) (b)	127,083	126,486
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $1,558,939) (b)	1,550,484	1,568,204
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $1,753,017) (b)	1,722,673	1,752,341
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $488,234) (b)	495,659	490,792
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016 PO	60	60
0.00%, 12/25/2018 PO	4,616	4,412
0.00%, 12/25/2018 PO	4,097	3,970
5.50%, 12/25/2018	26,989	27,090
0.00%, 09/25/2033 PO	12,233	10,916
7.00%, 09/25/2033	8,983	9,264
0.00%, 10/25/2033 PO	11,925	10,745
5.25%, 10/25/2033	94,927	96,769
0.57%, 12/25/2033	69,166	66,443
2.27%, 08/25/2034	62,344	59,759
2.66%, 04/25/2035	44,362	34,814
5.50%, 05/25/2035	213,246	221,900
2.86%, 08/25/2035	128,188	93,128
5.50%, 11/25/2035 (f)	27,400	26,183
6.00%, 11/25/2035 (f)	5,639,599	5,135,352
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.98%, 08/15/2048 IO	14,732,852	116,861
5.22%, 08/15/2048	503,082	517,199
5.25%, 08/15/2048	578,000	590,869
COMM 2006-C7 Mortgage Trust
5.95%, 06/10/2046	1,218,901	1,236,861

COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $5,100,896) (b)	5,022,000	5,091,037
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	4,035,538	4,242,037
COMM 2012-CCRE2 Mortgage Trust
2.04%, 08/15/2045 IO	3,283,897	297,767
3.15%, 08/15/2045	9,614,464	9,964,873
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $532,691) (b)	516,000	562,220
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,438,991
COMM 2013-CCRE11 Mortgage Trust
3.98%, 10/10/2046	1,770,000	1,910,998
4.26%, 10/10/2046	959,000	1,051,890
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,201,108
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,331,332
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 10/28/2013, Cost $678,088) (b)	708,000	713,235
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,322,064
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,291,085
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,279,384
COMM 2014-KYO Mortgage Trust
1.10%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (b)	4,232,000	4,200,319
COMM 2014-PAT Mortgage Trust
1.01%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (b)	1,649,000	1,632,543
COMM 2014-TWC Mortgage Trust
1.04%, 02/13/2032 (Acquired 01/30/2014, Cost $3,251,180) (b)	3,250,000	3,233,796
1.79%, 02/13/2032 (Acquired 08/12/2014, Cost $1,002,311) (b)	1,000,000	997,207
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,405,537
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (Acquired 06/11/2015, Cost $793,366) (b)	800,000	803,183
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2055	7,500,000	7,678,590
3.70%, 08/10/2055	770,833	805,108
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,580,068
3.76%, 08/10/2048	2,437,000	2,557,061
Comm 2015-CR26 A4
3.63%, 10/10/2048	1,142,000	1,176,246
COMM 2015-PC1 Mortgage Trust
3.62%, 07/10/2050	735,000	763,748
Commercial Mortgage Pass Through Certificates
2.15%, 11/17/2026 (Acquired 10/28/2013, Cost $183,218) (b)	183,200	182,870
Commercial Mortgage Trust 2006-GG7
6.01%, 07/10/2038	310,000	317,430
COOF Securitization Trust 2014-1 Ltd
2.96%, 06/25/2040 IO (Acquired 05/16/2014, Cost $443,523) (b)	3,183,201	450,105
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.86%, 03/15/2039	581,097	584,239

5.86%, 03/15/2039	8,947,962	9,057,092
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.22%, 01/15/2049 IO (Acquired 10/28/2013, Cost $75,134) (b)	23,036,797	35,431
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	8,594	8,562
5.00%, 10/25/2018	34,553	34,793
0.00%, 08/25/2019 PO	2,005	1,991
5.25%, 08/25/2019	94,198	96,338
6.71%, 02/25/2033	146,776	148,444
2.88%, 06/25/2033	70,157	69,711
5.25%, 09/25/2033	145,400	150,214
0.00%, 10/25/2033 PO	111,731	96,129
5.25%, 11/25/2033	83,584	85,269
5.25%, 11/25/2033	218,367	222,780
5.50%, 09/25/2034	151,356	159,009
5.50%, 12/25/2034	247,086	267,202
0.00%, 10/25/2035 PO	33,591	24,004
5.50%, 10/25/2035 IO	437,469	59,834
0.00%, 11/25/2035 PO	24,732	15,314
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $283,025) (b)	278,200	285,218
CSAIL 2015-C1 Commercial Mortgage Trust
3.24%, 04/15/2050	7,500,000	7,620,037
3.51%, 04/15/2050	849,000	879,234
Csail 2015-C2 Commercial Mortgage Trust
3.50%, 06/15/2057	754,000	775,454
CSMC Series 2010-11R
1.20%, 06/28/2047	5,522,409	5,330,715
CSMC Series 2010-17R
2.39%, 06/26/2036 (Acquired 10/28/2013, Cost $322,131) (b)	315,231	319,357
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $594,156) (b)	587,859	591,171
CSMC Series 2011-6R
2.82%, 07/28/2036 (Acquired 10/28/2013, Cost $285,100) (b)	287,891	289,260
CSMC Series 2011-9R
2.20%, 03/27/2046 (Acquired 10/28/2013, Cost $137,631) (b)	137,516	137,576
CSMC Series 2012-2R
2.48%, 03/27/2047	351,892	347,604
CSMC Series 2012-3R
2.38%, 07/27/2037	686,312	683,761
CSMC Series 2014-ICE
1.01%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (b)	2,690,000	2,679,816
CSMC Trust 2010-16
3.48%, 06/25/2050 (Acquired 10/28/2013, Cost $457,664) (b)	461,634	463,489
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $10,751) (b)	10,787	10,787
DBUBS 2011-LC2 Mortgage Trust
1.56%, 07/10/2044 IO (Acquired 10/28/2013, Cost $228,281) (b)	4,077,807	155,067
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.81%, 02/25/2020	97,256	99,904
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.28%, 06/25/2020	113,253	113,997
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	3,627	3,567
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4

6.00%, 04/25/2034	3,565	3,653
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (Acquired 09/15/2015, Cost $1,058,823) (b)	1,044,000	1,077,930
Fannie Mae
3.26%, 09/25/2030	5,250,000	5,251,641
3.50%, 10/01/2040 (d)	21,105,000	22,023,405
4.00%, 11/15/2043 (d)	6,500,000	6,921,993
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	142,165	156,496
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	190,435	225,010
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	194,975	233,285
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	56,932	64,691
Fannie Mae Grantor Trust 2004-T2
3.46%, 07/25/2043	251,459	261,477
7.50%, 11/25/2043	417,017	498,966
Fannie Mae Grantor Trust 2004-T3
9.02%, 01/25/2044	55,621	65,987
6.50%, 02/25/2044	594,198	673,398
7.00%, 02/25/2044	232,703	268,956
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	99	8
4.50%, 07/25/2018 IO	46,508	2,074
4.50%, 08/25/2018 IO	64,589	2,184
5.50%, 08/25/2018 IO	36,676	1,791
10.50%, 03/25/2019 IO	114	12
4.50%, 11/25/2020 IO	10,537	591
7.50%, 04/25/2023 IO	2,091	432
9.00%, 03/25/2024	1,543	1,798
0.00%, 09/25/2024 PO	161,740	158,248
0.00%, 01/25/2033 PO	21,579	20,480
5.00%, 12/25/2033 IO	27,465	5,236
5.50%, 05/25/2036 IO	119,431	25,174
5.50%, 08/25/2036 IO	76,461	15,106
5.50%, 04/25/2037 IO	31,548	5,895
6.00%, 01/25/2038 IO	82,372	14,852
0.69%, 08/25/2042	1,256,083	1,270,104
0.74%, 08/25/2042	3,600,359	3,669,520
Fannie Mae Pool
8.00%, 11/01/2015	3	3
6.00%, 06/01/2016	413	416
3.98%, 11/01/2016	1,032,000	1,030,040
1.94%, 01/01/2017	491,805	491,434
5.50%, 03/01/2017	4,164	4,251
6.50%, 03/01/2017	2,293	2,344
7.00%, 03/01/2017	789	796
7.00%, 03/01/2017	2,517	2,584
7.50%, 03/01/2017	206	206
5.24%, 05/01/2017	888,755	936,652
7.00%, 05/01/2017	1,618	1,662
3.82%, 06/01/2017	1,414,495	1,466,482
7.00%, 06/01/2017	968	978
7.00%, 06/01/2017	1,199	1,237

3.39%, 08/01/2017	274,000	285,673
6.00%, 08/01/2017	1,321	1,337
6.50%, 08/01/2017	1,906	1,962
5.50%, 09/01/2017	5,507	5,649
7.00%, 09/01/2017	1,853	1,916
2.49%, 10/01/2017	457,747	468,599
2.62%, 10/01/2017	599,000	614,644
2.69%, 10/01/2017	391,543	402,128
5.90%, 10/01/2017	2,280,401	2,471,542
6.50%, 10/01/2017	2,031	2,051
6.00%, 11/01/2017	26,780	27,386
6.00%, 11/01/2017	2,835	2,903
6.50%, 11/01/2017	3,266	3,376
7.00%, 11/01/2017	1,775	1,794
3.38%, 01/01/2018	1,032,000	1,076,207
3.52%, 01/01/2018	634,246	663,299
3.54%, 01/01/2018	956,713	999,917
3.63%, 01/01/2018	310,000	324,862
5.50%, 02/01/2018	34,695	35,844
5.50%, 02/01/2018	20,376	21,181
3.80%, 03/01/2018	576,877	607,937
6.00%, 03/01/2018	8,436	8,635
6.50%, 03/01/2018	1,429	1,433
5.00%, 04/01/2018	12,889	13,394
4.50%, 05/01/2018	6,871	7,120
5.00%, 05/01/2018	19,268	20,023
5.00%, 05/01/2018	40,911	42,520
6.00%, 05/01/2018	4,901	5,082
9.00%, 05/01/2018	648	691
3.64%, 06/01/2018	697,588	740,642
3.74%, 06/01/2018	1,938,220	2,054,564
4.50%, 06/01/2018	1,338	1,387
4.50%, 06/01/2018	9,471	9,817
5.00%, 06/01/2018	32,607	33,890
5.00%, 06/01/2018	8,244	8,568
5.00%, 06/01/2018	42,443	44,106
4.50%, 07/01/2018	11,862	12,296
5.00%, 07/01/2018	47,573	49,442
4.50%, 08/01/2018	16,595	17,204
4.50%, 08/01/2018	9,280	9,621
5.00%, 08/01/2018	26,282	27,315
5.00%, 09/01/2018	36,347	37,779
4.50%, 10/01/2018	24,435	25,332
5.00%, 10/01/2018	22,221	23,095
5.00%, 10/01/2018	21,814	22,670
4.50%, 11/01/2018	37,213	38,596
5.00%, 11/01/2018	46,681	48,782
5.00%, 11/01/2018	5,289	5,497
5.00%, 11/01/2018	20,523	21,332
6.07%, 11/01/2018	589,265	622,182
3.04%, 12/01/2018	1,238,000	1,301,985
4.50%, 12/01/2018	92,661	96,089
5.00%, 12/01/2018	347	362
5.00%, 12/01/2018	109,997	114,313
9.50%, 12/01/2018	1,240	1,349

1.92%, 01/01/2019	465	484
6.00%, 01/01/2019	12,576	12,938
0.74%, 02/01/2019	4,755,872	4,776,514
1.94%, 03/01/2019	1,300	1,336
4.50%, 03/01/2019	28,046	29,125
6.00%, 03/01/2019	29,680	30,652
2.14%, 04/01/2019	2,005,941	2,059,210
3.50%, 04/01/2019	30,368	32,090
5.00%, 04/01/2019	1,737	1,807
5.00%, 04/01/2019	92,364	96,108
10.50%, 04/15/2019	4,617	5,179
2.19%, 05/01/2019	969,636	997,048
4.50%, 05/01/2019	7,680	7,991
2.45%, 06/01/2019	1,615,507	1,674,032
2.48%, 06/01/2019	2,921,468	3,017,186
4.50%, 06/01/2019	55,060	57,145
1.94%, 07/01/2019	1,314,318	1,337,123
2.20%, 07/01/2019	733,815	754,882
2.37%, 07/01/2019	1,548,000	1,603,924
5.50%, 07/01/2019	74,080	78,141
6.00%, 07/01/2019	7,571	7,776
2.03%, 08/01/2019	4,923,000	5,031,205
2.63%, 08/01/2019	140	141
5.50%, 08/01/2019	76,055	80,185
5.00%, 09/01/2019	2,371	2,475
5.50%, 09/01/2019	57,062	60,877
9.00%, 09/01/2019	336	341
5.00%, 10/01/2019	18,313	19,220
6.00%, 10/01/2019	24,859	25,797
4.13%, 11/01/2019	877,000	958,723
4.24%, 11/01/2019	349,553	382,479
4.50%, 11/01/2019	12,918	13,428
4.50%, 11/01/2019	26,594	27,627
4.50%, 11/01/2019	63,272	65,725
1.47%, 12/01/2019	820,423	821,563
1.69%, 12/01/2019	1,032,000	1,037,223
4.18%, 12/01/2019	470,886	514,664
4.26%, 12/01/2019	945,584	1,036,485
4.50%, 12/01/2019	40,478	42,101
4.51%, 12/01/2019	2,027,587	2,242,620
4.28%, 01/01/2020	1,874,821	2,037,433
4.50%, 01/01/2020	7,903,201	8,192,730
4.54%, 01/01/2020	332,884	367,503
5.50%, 01/01/2020	161,950	170,108
4.37%, 02/01/2020	1,148,212	1,265,821
4.40%, 02/01/2020	6,347,000	7,036,985
4.40%, 02/01/2020	289,000	319,978
4.36%, 03/01/2020	276,647	304,872
5.50%, 03/01/2020	29,064	30,253
6.00%, 03/01/2020	14,639	15,439
4.00%, 04/01/2020	9,383	9,633
4.35%, 04/01/2020	1,481,387	1,637,044
4.38%, 04/01/2020	2,000,525	2,195,515
2.01%, 06/01/2020	9,288,000	9,453,199
5.50%, 06/01/2020	210,457	218,649

5.50%, 06/01/2020	50,448	53,328
3.74%, 07/01/2020	570,028	616,389
3.93%, 07/01/2020	1,478,452	1,610,063
3.95%, 07/01/2020	826,000	905,280
3.95%, 07/01/2020	710,403	777,131
4.07%, 07/01/2020	3,147,739	3,440,734
4.13%, 07/01/2020	693,138	757,935
5.50%, 07/01/2020	49,793	51,784
3.74%, 08/01/2020	1,274,880	1,380,740
3.89%, 08/01/2020	1,225,017	1,332,628
3.96%, 08/01/2020	987,120	1,077,322
4.30%, 08/01/2020	477,039	529,899
6.50%, 08/01/2020	7,200	7,656
3.43%, 09/01/2020	950,301	1,017,011
3.50%, 09/01/2020	807,202	871,155
3.60%, 09/01/2020	191,125	206,010
3.85%, 09/01/2020	1,721,997	1,873,442
0.69%, 10/01/2020	1,970,991	1,971,835
3.29%, 10/01/2020	800,280	854,566
3.36%, 10/01/2020	826,000	883,617
3.50%, 10/01/2020	1,147,378	1,232,016
3.54%, 10/01/2020	991,000	1,067,284
3.59%, 10/01/2020	1,516,371	1,634,861
3.92%, 10/01/2020	697,670	760,911
3.23%, 11/01/2020	589,672	628,175
3.27%, 11/01/2020	786,129	840,442
3.35%, 11/01/2020	646,885	691,830
0.81%, 12/01/2020	1,640,000	1,639,544
2.00%, 12/01/2020	1,548,000	1,568,901
3.48%, 12/01/2020	877,000	942,190
3.52%, 12/01/2020	946,936	1,017,203
3.70%, 12/01/2020	379,949	410,399
3.83%, 12/01/2020	906,151	986,335
3.56%, 01/01/2021	2,176,403	2,339,864
3.77%, 01/01/2021	1,197,132	1,304,227
3.87%, 01/01/2021	1,176,000	1,284,293
3.93%, 01/01/2021	403,613	441,366
4.05%, 01/01/2021	482,000	530,317
4.30%, 01/01/2021	812,583	898,579
4.38%, 01/01/2021	2,416,835	2,683,036
4.45%, 01/01/2021	425,669	473,975
4.64%, 01/01/2021	1,268,917	1,423,469
4.33%, 02/01/2021	498,320	552,699
4.16%, 03/01/2021	1,731,563	1,906,599
6.00%, 03/01/2021	53,702	57,690
8.00%, 03/01/2021	83	84
4.25%, 04/01/2021	784,000	870,139
4.25%, 04/01/2021	1,032,000	1,145,387
4.30%, 04/01/2021	299,989	332,804
4.33%, 04/01/2021	728,555	809,051
6.00%, 04/01/2021	154,156	160,068
6.00%, 04/01/2021	19,762	21,099
4.36%, 05/01/2021	1,520,662	1,693,092
4.39%, 05/01/2021	765,105	852,995
3.97%, 06/01/2021	636,009	698,799

4.02%, 06/01/2021	691,000	760,533
4.10%, 06/01/2021	685,409	756,310
4.19%, 06/01/2021	550,127	608,088
4.24%, 06/01/2021	1,719,366	1,905,106
4.27%, 06/01/2021	728,603	800,394
4.30%, 06/01/2021	1,260,566	1,399,581
4.34%, 06/01/2021	1,858,000	2,074,024
4.48%, 06/01/2021	929,000	1,043,942
3.86%, 07/01/2021	966,558	1,053,492
3.89%, 07/01/2021	913,000	997,755
3.94%, 07/01/2021	1,032,000	1,132,023
3.99%, 07/01/2021	538,644	592,389
4.06%, 07/01/2021	998,000	1,099,500
4.26%, 07/01/2021	2,252,000	2,501,684
4.31%, 07/01/2021	941,190	1,043,069
6.00%, 07/01/2021	10,071	10,603
4.05%, 08/01/2021	181,124	199,341
4.13%, 08/01/2021	787,058	868,336
4.50%, 08/01/2021	2,838,000	3,197,432
6.00%, 08/01/2021	146,299	154,366
3.77%, 09/01/2021	2,776,000	3,012,368
3.78%, 09/01/2021	735,630	798,758
3.85%, 09/01/2021	870,728	948,677
3.88%, 09/01/2021	1,739,194	1,903,797
3.89%, 09/01/2021	1,445,000	1,580,606
3.92%, 09/01/2021	661,908	724,402
3.31%, 10/01/2021	1,700,729	1,808,968
3.40%, 10/01/2021	353,109	377,241
4.07%, 10/01/2021	1,807,288	1,993,645
0.57%, 11/01/2021	609,000	609,319
3.43%, 11/01/2021	1,002,078	1,071,910
5.00%, 11/01/2021	230,784	240,674
3.03%, 12/01/2021	964,208	1,013,596
3.31%, 12/01/2021	388,894	413,728
3.42%, 12/01/2021	5,141,896	5,564,048
3.83%, 12/01/2021	1,548,000	1,672,909
6.00%, 12/01/2021	59,088	63,104
2.97%, 01/01/2022	772,834	809,657
3.03%, 01/01/2022	895,662	941,301
3.09%, 01/01/2022	1,350,324	1,423,472
3.12%, 01/01/2022	1,238,000	1,307,252
3.20%, 01/01/2022	826,000	874,984
2.99%, 02/01/2022	289,836	303,928
3.06%, 02/01/2022	863,000	908,340
3.09%, 02/01/2022	1,110,393	1,170,505
3.14%, 02/01/2022	484,026	509,847
0.99%, 03/01/2022	959,889	959,647
2.75%, 03/01/2022	969,720	1,003,008
2.97%, 03/01/2022	539,100	564,659
3.08%, 03/01/2022	425,160	447,920
3.14%, 03/01/2022	301,167	317,955
3.21%, 03/01/2022	310,000	328,664
2.70%, 04/01/2022	1,653,636	1,710,684
3.08%, 04/01/2022	997,657	1,051,189
3.73%, 04/01/2022	2,449,258	2,660,370

6.50%, 04/01/2022	42,266	45,523
2.77%, 05/01/2022	1,651,000	1,712,310
2.86%, 05/01/2022	1,461,071	1,523,632
2.90%, 05/01/2022	974,312	1,016,539
2.94%, 05/01/2022	1,070,973	1,121,316
3.02%, 05/01/2022	675,458	709,346
3.10%, 05/01/2022	793,933	837,423
3.12%, 05/01/2022	975,528	1,030,036
3.32%, 05/01/2022	2,381,038	2,531,042
6.50%, 05/01/2022	9,152	10,455
2.60%, 06/01/2022	867,489	892,773
2.76%, 06/01/2022	1,605,000	1,654,547
2.67%, 07/01/2022	624,000	642,427
2.69%, 07/01/2022	1,019,997	1,059,275
2.71%, 07/01/2022	1,000,000	1,028,914
2.82%, 07/01/2022	1,113,934	1,158,879
2.65%, 08/01/2022	1,032,000	1,060,750
2.47%, 09/01/2022	389,601	397,588
4.03%, 09/01/2022	1,226,163	1,364,224
2.39%, 10/01/2022	663,680	673,873
2.52%, 10/01/2022	995,629	1,018,491
2.57%, 10/01/2022	614,785	630,536
2.64%, 10/01/2022	684,000	703,365
2.37%, 11/01/2022	1,026,065	1,039,585
2.37%, 11/01/2022	489,273	495,937
2.38%, 11/01/2022	884,984	897,380
2.41%, 11/01/2022	613,203	622,971
2.44%, 11/01/2022	843,197	858,208
2.45%, 11/01/2022	1,401,000	1,422,655
2.47%, 11/01/2022	516,000	523,781
2.55%, 11/01/2022	1,281,785	1,312,939
2.55%, 11/01/2022	409,446	419,398
7.50%, 11/01/2022	2,562	2,787
2.24%, 12/01/2022	662,003	668,674
2.28%, 12/01/2022	1,050,821	1,058,560
2.32%, 12/01/2022	390,824	394,867
2.34%, 12/01/2022	2,416,904	2,443,384
2.38%, 12/01/2022	509,003	515,847
2.39%, 12/01/2022	1,082,010	1,097,365
2.40%, 12/01/2022	1,632,000	1,653,569
2.42%, 12/01/2022	1,200,037	1,219,189
2.66%, 12/01/2022	1,500,000	1,566,758
6.50%, 12/01/2022	40,462	46,224
0.53%, 01/01/2023	1,527,000	1,524,188
0.54%, 01/01/2023	4,445,668	4,444,063
0.58%, 01/01/2023	790,136	796,070
2.15%, 01/01/2023	499,733	501,898
2.33%, 01/01/2023	1,754,326	1,771,659
2.34%, 01/01/2023	1,402,075	1,416,920
2.37%, 01/01/2023	1,128,582	1,142,840
2.45%, 01/01/2023	748,860	761,778
2.51%, 01/01/2023	949,000	962,599
2.60%, 01/01/2023	789,749	810,782
0.57%, 02/01/2023	1,135,000	1,134,424
2.40%, 02/01/2023	1,465,000	1,481,975

2.45%, 02/01/2023	1,290,000	1,307,362
6.00%, 02/01/2023	437,421	483,515
2.49%, 03/01/2023	819,059	834,410
2.50%, 04/01/2023	1,445,000	1,459,929
2.64%, 04/01/2023	361,060	370,624
2.70%, 04/01/2023	645,325	661,597
2.52%, 05/01/2023	3,302,000	3,357,149
2.54%, 05/01/2023	310,000	313,681
5.00%, 05/01/2023	38,301	41,038
2.42%, 06/01/2023	921,887	934,200
2.66%, 06/01/2023	695,553	714,537
2.76%, 06/01/2023	1,938,010	2,004,904
2.77%, 06/01/2023	929,000	959,844
2.64%, 07/01/2023	413,000	422,381
3.67%, 07/01/2023	4,850,000	5,254,790
3.74%, 07/01/2023	568,000	617,633
3.59%, 08/01/2023	1,135,000	1,221,281
4.18%, 09/01/2023	1,432,451	1,597,502
3.76%, 10/01/2023	988,334	1,076,132
0.66%, 12/01/2023	3,000,000	3,019,590
3.38%, 12/01/2023	2,500,000	2,652,430
3.50%, 12/01/2023	2,234,000	2,389,347
3.45%, 01/01/2024	1,800,000	1,918,625
6.00%, 01/01/2024	120,036	133,510
6.00%, 01/01/2024	344,480	382,900
7.00%, 01/01/2024	741	851
6.50%, 02/01/2024	178,077	198,661
10.00%, 02/01/2024	779	783
0.56%, 05/01/2024	1,948,860	1,949,461
3.32%, 05/01/2024	2,500,000	2,668,862
8.00%, 05/01/2024	925	1,055
6.00%, 07/01/2024	78,049	86,095
6.50%, 07/01/2024	83,369	95,241
8.50%, 07/01/2024	1,918	2,243
5.00%, 08/01/2024	122,230	131,502
0.67%, 09/01/2024	3,804,512	3,814,773
7.50%, 10/01/2024	893	1,016
0.56%, 12/01/2024	5,000,000	4,998,821
2.90%, 12/01/2024	2,000,000	2,034,828
2.92%, 12/01/2024	1,000,000	1,020,183
3.08%, 12/01/2024	2,000,000	2,069,054
3.11%, 12/01/2024	2,500,000	2,588,134
2.93%, 01/01/2025	2,000,000	2,045,850
2.99%, 01/01/2025	1,580,000	1,616,646
3.64%, 01/01/2025	574,336	617,822
0.57%, 03/01/2025	3,956,454	3,956,771
2.70%, 04/01/2025	5,000,000	5,019,179
6.50%, 04/01/2025	12,827	14,653
2.68%, 05/01/2025	1,989,522	1,998,522
8.50%, 05/01/2025	84	85
5.50%, 07/01/2025	140,884	157,220
3.10%, 09/01/2025	5,000,000	5,118,861
3.10%, 09/01/2025	5,000,000	5,118,861
5.00%, 10/01/2025	36,414	40,083
3.50%, 10/15/2025 (d)	7,640,000	8,070,943

3.77%, 12/01/2025	3,500,000	3,799,177
3.50%, 01/01/2026	743,696	791,318
7.00%, 04/01/2026	6,729	7,180
9.00%, 04/01/2026	84	84
6.00%, 07/01/2026	78,153	88,240
3.29%, 08/01/2026	1,500,000	1,558,627
3.29%, 08/01/2026	3,000,000	3,116,110
4.55%, 08/01/2026	1,084,835	1,232,515
4.76%, 08/01/2026	1,071,170	1,256,886
4.77%, 08/01/2026	681,424	799,796
6.50%, 08/01/2026	135,553	156,832
3.25%, 09/01/2026	1,500,000	1,553,515
3.24%, 10/01/2026	1,970,480	2,041,710
3.00%, 10/15/2026 (d)	40,375,000	42,050,042
3.12%, 11/01/2026	1,000,000	1,024,884
3.29%, 11/01/2026	2,000,000	2,078,074
3.14%, 12/01/2026	1,974,560	2,029,193
3.24%, 12/01/2026	1,500,000	1,574,007
3.26%, 12/01/2026	1,000,000	1,036,745
4.66%, 12/01/2026	1,164,925	1,341,138
3.12%, 02/01/2027	1,500,000	1,538,009
3.34%, 02/01/2027	1,500,000	1,566,464
2.91%, 03/01/2027	10,000,000	10,033,803
3.50%, 03/01/2027	4,627,243	4,899,338
8.00%, 03/01/2027	8,423	9,641
3.00%, 04/01/2027	1,201,144	1,256,699
3.03%, 04/01/2027	1,500,000	1,519,870
2.79%, 05/01/2027	2,000,000	1,982,383
2.81%, 05/01/2027	2,000,000	1,990,473
2.83%, 05/01/2027	8,000,000	7,948,608
3.00%, 05/01/2027	7,176,400	7,508,334
3.00%, 06/01/2027	2,000,000	2,018,049
8.00%, 06/01/2027	10,341	11,930
3.50%, 07/01/2027	5,500,351	5,834,270
6.00%, 07/01/2027	98,667	111,392
2.50%, 09/01/2027	886,109	911,910
2.60%, 09/01/2027	11,336	12,100
7.00%, 09/01/2027	1,459	1,695
6.00%, 11/01/2027	44,318	50,035
2.50%, 12/01/2027	2,111,104	2,172,711
6.00%, 12/01/2027	140,302	158,402
6.00%, 01/01/2028	209,103	236,078
2.50%, 03/01/2028	7,071,251	7,278,023
2.50%, 04/01/2028	8,364,994	8,609,752
5.00%, 05/01/2028	49,289	54,242
8.00%, 06/01/2028	5,955	6,806
9.50%, 07/01/2028	1,617	1,777
3.00%, 08/01/2028	2,814,973	2,940,576
3.00%, 09/01/2028	3,998,820	4,177,135
8.00%, 09/01/2028	14,543	17,141
2.50%, 10/01/2028	925,213	946,540
6.00%, 10/01/2028	175,272	197,912
2.50%, 10/15/2028 (d)	20,535,000	20,940,887
8.00%, 11/01/2028	47,641	55,807
3.00%, 12/01/2028	1,728,402	1,803,705

6.00%, 12/01/2028	4,977	5,624
6.00%, 01/01/2029	8,396	9,587
7.00%, 01/01/2029	9,756	10,910
3.73%, 03/01/2029	7,021	7,457
6.50%, 03/01/2029	25,627	30,034
4.50%, 08/01/2029	385,426	417,707
4.50%, 09/01/2029	434,822	471,209
6.00%, 09/01/2029	121,903	137,617
3.63%, 10/01/2029	1,486,596	1,586,470
6.50%, 11/01/2029	1,056,424	1,214,200
3.55%, 02/01/2030	1,500,000	1,594,754
8.50%, 02/01/2030	1,667	1,713
2.50%, 04/01/2030	3,870,542	3,955,290
3.03%, 04/01/2030	3,500,000	3,504,986
3.08%, 04/01/2030	2,000,000	2,027,208
2.50%, 05/01/2030	4,828,441	4,929,745
2.92%, 05/01/2030	4,000,000	4,068,586
2.94%, 05/01/2030	2,500,000	2,481,752
2.96%, 06/01/2030	2,060,889	2,070,109
3.13%, 06/01/2030	1,000,000	1,017,831
3.20%, 06/01/2030	1,000,000	1,024,853
2.50%, 07/01/2030	496,591	506,919
3.30%, 07/01/2030	1,005,000	1,036,846
3.34%, 07/01/2030	1,500,000	1,559,063
3.39%, 09/01/2030	2,000,000	2,092,135
9.00%, 12/01/2030	1,629	1,655
5.00%, 04/01/2031	217,233	245,186
6.50%, 08/01/2031	25,734	29,398
4.00%, 11/01/2031	10,235,922	11,035,880
6.50%, 02/01/2032	105,877	123,979
7.00%, 06/01/2032	5,932	6,382
3.50%, 07/01/2032	211,528	224,005
7.00%, 08/01/2032	2,802	3,006
5.50%, 11/01/2032	86,342	99,971
3.50%, 12/01/2032	595,447	629,082
5.00%, 12/01/2032	2,772	2,971
6.00%, 12/01/2032	286,515	327,366
6.00%, 12/01/2032	39,781	45,736
3.50%, 02/01/2033	1,051,166	1,110,467
5.50%, 02/01/2033	5,081	5,686
7.00%, 02/01/2033	1,900	2,118
5.50%, 03/01/2033	159,790	181,706
6.00%, 03/01/2033	8,038	9,178
6.00%, 03/01/2033	4,461	5,063
6.00%, 03/01/2033	4,749	5,392
6.00%, 03/01/2033	10,680	12,205
6.00%, 03/01/2033	12,573	14,298
5.50%, 04/01/2033	113,092	127,293
6.00%, 05/01/2033	36,682	42,155
3.50%, 06/01/2033	354,465	374,457
5.00%, 06/01/2033	31,849	35,731
7.00%, 06/01/2033	187,872	224,028
5.00%, 07/01/2033	43,337	48,618
5.00%, 07/01/2033	30,666	34,228
5.50%, 07/01/2033	31,227	35,182

2.33%, 08/01/2033	65,734	69,515
6.00%, 08/01/2033	15,740	17,781
1.89%, 09/01/2033	70,161	73,587
2.61%, 09/01/2033	31,385	33,502
5.50%, 09/01/2033	432,833	486,911
6.00%, 09/01/2033	16,469	18,099
6.00%, 09/01/2033	28,010	32,151
4.50%, 10/01/2033	10,925,024	11,940,310
2.15%, 11/01/2033	66,672	70,881
4.50%, 11/01/2033	38,737	42,088
5.00%, 11/01/2033	10,825	11,981
5.00%, 11/01/2033	7,802,555	8,636,514
5.00%, 11/01/2033	97,268	107,695
5.50%, 11/01/2033	6,900	7,778
4.00%, 12/01/2033	117,881	126,232
5.50%, 12/01/2033	156,263	178,606
1.91%, 01/01/2034	3,628	3,647
2.25%, 01/01/2034	22,055	23,411
5.50%, 01/01/2034	14,366	16,240
5.50%, 03/01/2034	16,555	18,909
2.14%, 04/01/2034	18,609	19,028
5.00%, 04/01/2034	218,098	245,060
5.50%, 04/01/2034	1,992,315	2,239,553
5.00%, 05/01/2034	62,777	70,504
2.55%, 06/01/2034	87,268	92,707
2.27%, 07/01/2034	10,336	11,049
5.50%, 07/01/2034	968,890	1,092,857
1.59%, 08/01/2034	47,938	49,658
2.39%, 08/01/2034	36,897	39,045
2.50%, 08/01/2034	14,187	15,081
2.22%, 09/01/2034	9,969	10,538
4.50%, 09/01/2034	54,898	59,785
5.50%, 09/01/2034	1,170,585	1,318,871
2.04%, 10/01/2034	39,571	41,806
2.60%, 10/01/2034	73,211	78,084
5.50%, 10/01/2034	58,088	61,553
2.14%, 11/01/2034	19,700	20,847
2.15%, 11/01/2034	36,585	39,000
3.57%, 11/01/2034	1,473,039	1,605,609
3.61%, 11/01/2034	1,480,700	1,609,102
5.50%, 11/01/2034	85,249	95,976
6.00%, 11/01/2034	10,886	12,397
5.00%, 12/01/2034	58,386	64,648
1.89%, 01/01/2035	562,633	590,950
2.13%, 01/01/2035	22,503	23,805
5.00%, 01/01/2035	52,023	58,133
7.50%, 01/01/2035	85,878	105,541
1.97%, 02/01/2035	40,133	41,969
5.00%, 02/01/2035	6,638,189	7,350,403
5.00%, 02/01/2035	6,607,378	7,308,486
5.50%, 02/01/2035	144,532	162,783
2.18%, 03/01/2035	108,777	115,810
7.50%, 03/01/2035	87,676	113,322
2.45%, 04/01/2035	96,462	102,354
3.45%, 04/01/2035	1,988,211	2,058,216

6.00%, 04/01/2035	201,816	230,002
2.05%, 05/01/2035	65,632	68,975
2.35%, 05/01/2035	11,607	12,308
3.12%, 06/01/2035	3,400,000	3,442,374
5.00%, 06/01/2035	1,222,469	1,352,531
2.22%, 07/01/2035	89,471	95,490
5.00%, 07/01/2035	43,646	48,119
5.00%, 07/01/2035	5,731,997	6,345,919
5.00%, 07/01/2035	6,571,617	7,270,207
2.14%, 08/01/2035	17,639	18,689
2.26%, 09/01/2035	51,982	55,294
5.00%, 09/01/2035	112,450	126,290
2.71%, 10/01/2035	104,003	111,499
5.00%, 10/01/2035	642,420	707,817
5.00%, 11/01/2035	243,568	268,296
5.50%, 12/01/2035	153,587	166,796
2.14%, 01/01/2036	212,590	224,256
2.40%, 01/01/2036	104,492	111,410
2.88%, 01/01/2036	7,167	7,313
5.00%, 01/01/2036	119,541	131,807
6.50%, 01/01/2036	602,766	697,239
2.88%, 02/01/2036	43,829	46,638
5.00%, 02/01/2036	93,984	103,598
6.00%, 02/01/2036	12,584	14,124
7.00%, 02/01/2036	61,011	72,093
2.89%, 03/01/2036	1,137,458	1,208,929
7.00%, 03/01/2036	3,781	4,379
5.50%, 04/01/2036	172,951	194,250
6.50%, 04/01/2036	1,088	1,101
2.48%, 05/01/2036	45,723	48,768
5.50%, 05/01/2036	143,561	161,223
5.50%, 05/01/2036	218,651	246,165
2.41%, 06/01/2036	63,914	68,038
2.58%, 06/01/2036	275,872	294,041
2.69%, 06/01/2036	83,589	90,089
2.27%, 07/01/2036	146,781	156,248
6.50%, 07/01/2036	13,644	15,587
2.37%, 08/01/2036	80,761	85,746
2.49%, 08/01/2036	297,883	317,766
2.69%, 08/01/2036	41,584	43,629
6.20%, 08/01/2036	112,903	120,848
6.50%, 08/01/2036	369,621	433,210
1.80%, 09/01/2036	407,598	427,560
1.98%, 09/01/2036	80,104	84,310
2.16%, 09/01/2036	100,289	106,198
2.45%, 09/01/2036	104,553	111,337
2.53%, 09/01/2036	274,772	292,604
5.50%, 09/01/2036	2,736,309	3,081,837
6.00%, 09/01/2036	839,364	955,866
2.20%, 10/01/2036	180,009	191,647
2.59%, 10/01/2036	457,236	488,132
2.62%, 10/01/2036	194,391	207,466
6.50%, 10/01/2036	101,081	116,513
2.45%, 11/01/2036	112,678	120,105
2.67%, 11/01/2036	111,059	118,158

5.50%, 11/01/2036	60,909	68,248
6.00%, 11/01/2036	111,177	126,075
2.41%, 12/01/2036	355,513	379,020
2.55%, 12/01/2036	194,035	206,760
7.00%, 12/01/2036	11,359	12,684
1.82%, 01/01/2037	122,482	128,800
2.42%, 01/01/2037	62,589	66,756
6.50%, 01/01/2037	278,446	328,238
7.50%, 01/01/2037	15,424	16,989
1.85%, 02/01/2037	154,531	162,461
2.43%, 02/01/2037	193,761	205,911
5.50%, 03/01/2037	1,084,402	1,215,329
6.00%, 03/01/2037	295,291	337,428
7.00%, 03/01/2037	26,030	30,953
2.36%, 04/01/2037	331,707	353,893
5.50%, 04/01/2037	332,299	374,036
7.00%, 04/01/2037	47,151	53,410
7.00%, 04/01/2037	177,954	211,361
5.50%, 05/01/2037	632,790	707,608
6.50%, 05/01/2037	8,942	9,298
7.50%, 05/01/2037	81,876	96,304
1.71%, 07/01/2037	153,614	161,016
2.41%, 07/01/2037	17,423	18,200
2.42%, 07/01/2037	473,497	503,215
2.56%, 07/01/2037	152,172	162,562
5.00%, 07/01/2037	1,623,309	1,797,141
3.11%, 08/01/2037	333,562	356,432
5.50%, 08/01/2037	2,792,699	3,146,002
6.50%, 08/01/2037	88,351	106,938
6.50%, 08/01/2037	50,692	59,808
2.14%, 09/01/2037	61,015	64,847
2.53%, 09/01/2037	11,490	11,804
2.56%, 09/01/2037	127,044	135,569
2.75%, 09/01/2037	14,665	15,038
6.00%, 09/01/2037	43,813	47,201
6.00%, 09/01/2037	166,900	189,906
7.00%, 09/01/2037	100,476	113,288
6.50%, 10/01/2037	187,650	215,705
7.50%, 10/01/2037	359,952	419,776
7.50%, 10/01/2037	3,160	3,465
2.18%, 11/01/2037	314,821	332,092
2.33%, 11/01/2037	105,575	112,423
7.50%, 11/01/2037	135,995	163,062
8.00%, 11/01/2037	24,648	27,787
2.40%, 12/01/2037	557,328	594,754
2.41%, 01/01/2038	61,053	65,236
5.50%, 01/01/2038	357,206	401,780
7.00%, 01/01/2038	30,949	33,586
8.00%, 01/01/2038	8,218	10,125
5.50%, 02/01/2038	423,648	477,841
6.00%, 04/01/2038	40,183	45,374
5.50%, 05/01/2038	77,728	84,443
6.00%, 05/01/2038	614,736	695,704
5.50%, 06/01/2038	352,737	394,796
5.50%, 06/01/2038	2,787,585	3,109,316

5.50%, 09/01/2038	1,904,514	2,141,510
7.00%, 09/01/2038	109,382	136,009
6.50%, 10/01/2038	831,835	957,712
6.50%, 10/01/2038	213,967	244,912
7.00%, 10/01/2038	171,229	199,486
6.00%, 11/01/2038	122,389	140,555
7.00%, 11/01/2038	130,550	155,175
7.50%, 11/01/2038	88,148	105,252
7.00%, 12/01/2038	370,868	456,964
5.00%, 01/01/2039	5,614,562	6,178,804
7.00%, 01/01/2039	570,005	670,679
7.50%, 04/01/2039	368,560	476,701
5.50%, 06/01/2039	35,517	38,494
5.00%, 09/01/2039	312,602	345,123
5.50%, 09/01/2039	143,241	160,026
4.50%, 11/01/2039	60,481	65,760
5.50%, 12/01/2039	168,267	187,901
6.00%, 12/01/2039	3,302,234	3,735,611
4.00%, 07/01/2040	10,501,692	11,212,837
4.00%, 08/01/2040	397,536	424,942
4.50%, 08/01/2040	8,533,588	9,275,408
4.50%, 08/01/2040	10,271,774	11,152,278
4.50%, 08/01/2040	5,840,421	6,400,310
5.00%, 08/01/2040	743,498	820,438
5.00%, 08/01/2040	1,711,758	1,895,654
4.00%, 09/01/2040	2,787,924	2,981,708
6.00%, 10/01/2040	4,153,573	4,701,416
4.00%, 11/01/2040	2,016,234	2,155,393
4.50%, 11/01/2040	8,667,571	9,499,458
3.50%, 11/15/2040 (d)	21,000,000	21,867,078
3.50%, 12/01/2040	213,139	222,950
4.00%, 12/01/2040	442,884	473,644
4.00%, 12/01/2040	2,701,461	2,887,898
4.50%, 12/01/2040	12,461,896	13,552,854
4.50%, 12/01/2040	3,273,745	3,560,799
4.00%, 01/01/2041	551,571	589,258
4.00%, 01/01/2041	1,081,834	1,156,639
4.00%, 01/01/2041	2,391,865	2,557,147
4.00%, 01/01/2041	2,192,192	2,343,457
4.00%, 01/01/2041	3,532,968	3,776,466
4.00%, 01/01/2041	3,122,704	3,338,391
4.00%, 01/01/2041	1,200,002	1,283,215
3.50%, 02/01/2041	17,872,118	18,694,556
4.00%, 02/01/2041	2,143,863	2,293,150
4.00%, 02/01/2041	125,837	134,340
4.50%, 03/01/2041	2,443,045	2,656,993
4.50%, 04/01/2041	2,290,034	2,491,207
4.50%, 05/01/2041	266,780	292,431
4.50%, 05/01/2041	4,372,987	4,756,541
4.00%, 09/01/2041	639,839	684,360
4.00%, 10/01/2041	2,143,310	2,292,906
4.00%, 10/01/2041	1,591,838	1,699,406
4.00%, 10/15/2041 (d)	54,830,000	58,496,756
5.50%, 10/15/2041 (d)	13,000,000	14,521,227
3.50%, 11/01/2041	8,094,284	8,465,651

3.50%, 11/01/2041	775,823	811,656
3.50%, 12/01/2041	995,122	1,040,939
4.00%, 12/01/2041	4,791,877	5,127,102
4.50%, 01/01/2042	5,552,994	6,033,326
4.50%, 01/01/2042	43,799	48,179
3.50%, 02/01/2042	926,505	969,231
4.00%, 03/01/2042	323,719	339,444
3.00%, 05/01/2042	959,121	976,812
3.50%, 05/01/2042	41,057	43,076
3.50%, 05/01/2042	14,776,497	15,458,489
5.00%, 05/01/2042	5,546,593	6,134,682
3.50%, 06/01/2042	3,517,163	3,678,854
3.00%, 07/01/2042	525,195	534,771
3.50%, 07/01/2042	2,070,675	2,164,558
3.50%, 07/01/2042	7,413,892	7,755,017
4.00%, 07/01/2042	837,301	903,130
4.00%, 07/01/2042	1,443,986	1,557,689
4.00%, 07/01/2042	683,914	737,939
4.00%, 07/01/2042	782,049	843,618
3.50%, 09/01/2042	1,662,725	1,742,556
3.00%, 10/01/2042	8,754,348	8,911,220
3.50%, 10/01/2042	1,351,283	1,413,504
3.50%, 10/01/2042	760,966	795,907
4.50%, 10/01/2042	145,378	159,319
3.00%, 10/15/2042 (d)	35,380,000	35,874,213
3.00%, 11/01/2042	588,010	598,388
3.00%, 11/01/2042	3,087,330	3,140,956
3.50%, 11/01/2042	12,490,930	13,066,788
3.50%, 11/01/2042	4,906,574	5,131,408
3.00%, 11/15/2042 (d)	5,000,000	5,059,297
3.00%, 12/01/2042	2,012,383	2,047,692
3.00%, 12/01/2042	196,676	200,144
3.00%, 01/01/2043	2,654,730	2,700,740
3.00%, 01/01/2043	2,368,635	2,410,109
3.00%, 01/01/2043	2,474,694	2,516,125
3.00%, 01/01/2043	1,674,224	1,703,255
3.00%, 01/01/2043	2,810,096	2,858,805
3.50%, 01/01/2043	1,310,307	1,373,412
3.50%, 01/01/2043	2,096,139	2,192,299
3.00%, 02/01/2043	1,368,596	1,391,520
3.00%, 02/01/2043	773,360	786,981
3.50%, 02/01/2043	131,188	137,197
3.50%, 02/01/2043	135,349	141,580
3.50%, 03/01/2043	904,577	948,089
3.50%, 03/01/2043	2,661,256	2,786,041
3.00%, 04/01/2043	4,585,438	4,664,119
3.00%, 04/01/2043	2,107,302	2,143,483
3.00%, 04/01/2043	702,639	714,766
3.00%, 04/01/2043	515,674	524,400
3.50%, 04/01/2043	3,681,425	3,851,884
3.00%, 05/01/2043	9,968,001	10,138,885
3.00%, 05/01/2043	4,270,370	4,345,728
3.00%, 05/01/2043	210,236	213,798
3.00%, 05/01/2043	18,247,466	18,559,627
3.00%, 05/01/2043	774,822	788,479

3.50%, 05/01/2043	168,963	177,450
3.50%, 05/01/2043	1,239,673	1,299,216
3.50%, 05/01/2043	3,295,091	3,453,679
3.50%, 05/01/2043	2,576,152	2,699,430
3.00%, 06/01/2043	1,298,686	1,320,900
3.00%, 06/01/2043	916,402	931,889
3.00%, 06/01/2043	11,150,894	11,339,910
3.00%, 06/01/2043	1,234,252	1,255,356
3.00%, 06/01/2043	141,619	144,036
3.00%, 06/01/2043	355,747	361,815
3.00%, 06/01/2043	184,444	187,589
3.50%, 06/01/2043	2,938,940	3,080,206
3.00%, 07/01/2043	558,773	568,234
3.00%, 07/01/2043	2,375,475	2,415,708
3.00%, 07/01/2043	5,318,245	5,408,428
3.00%, 07/01/2043	1,728,166	1,757,479
3.00%, 07/01/2043	728,696	741,052
3.00%, 07/01/2043	180,148	183,180
3.00%, 07/01/2043	126,388	128,536
3.00%, 07/01/2043	154,680	157,297
3.00%, 07/01/2043	737,031	749,532
3.50%, 07/01/2043	16,586,951	17,367,798
4.00%, 07/01/2043	1,767,762	1,907,347
3.00%, 08/01/2043	5,361,568	5,451,877
3.00%, 08/01/2043	2,765,110	2,811,870
3.00%, 08/01/2043	6,260,980	6,373,833
3.00%, 08/01/2043	1,644,995	1,673,623
3.00%, 08/01/2043	2,374,405	2,414,452
3.00%, 09/01/2043	177,003	179,964
3.00%, 09/01/2043	102,546	104,085
3.00%, 09/01/2043	4,047,059	4,115,376
3.00%, 09/01/2043	2,782,982	2,824,723
5.00%, 09/01/2043	3,168,677	3,487,118
2.50%, 10/01/2043	3,421,404	3,355,594
3.00%, 10/01/2043	160,078	162,843
3.00%, 10/01/2043	110,850	112,735
3.00%, 10/01/2043	148,878	151,382
4.00%, 11/01/2043	9,709,960	10,366,110
4.00%, 12/01/2043	4,102,306	4,402,670
4.00%, 12/01/2043	402,765	429,981
4.00%, 09/01/2044	3,580,056	3,821,978
3.00%, 04/01/2045	12,494,090	12,683,747
3.50%, 04/01/2045	19,045,745	19,893,148
3.50%, 07/01/2045	3,559,329	3,736,718
4.00%, 07/01/2045	14,879,767	15,956,083
4.00%, 07/01/2045	3,690,983	3,946,060
3.50%, 08/01/2045	12,915,082	13,558,729
4.00%, 08/01/2045	3,686,230	3,958,568
4.00%, 08/01/2045	5,533,603	5,916,811
4.00%, 09/01/2045	3,696,175	3,969,244
4.00%, 09/01/2045	3,702,914	3,976,481
6.00%, 11/01/2048	70,086	76,960
Fannie Mae REMIC Trust 2003-W1
5.76%, 12/25/2042	173,388	198,591
6.44%, 12/25/2042	45,163	52,833

Fannie Mae REMIC Trust 2003-W4
6.38%, 10/25/2042	27,534	32,177
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	796,034
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	140,306	165,730
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	68,007	69,013
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	263,579	310,778
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	262,539	295,339
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047	37,771	43,098
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	84,931	94,907
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	81,772	75,245
Fannie Mae REMIC Trust 2007-W7
38.02%, 07/25/2037	64,590	105,187
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,362,715	1,589,330
Fannie Mae REMICS
6.50%, 11/25/2015	503	503
6.00%, 03/25/2016	2	2
0.64%, 10/25/2016 IO	632,512	3,188
6.00%, 12/25/2016	214	218
6.00%, 12/25/2016	7,000	7,165
6.00%, 12/25/2016	38,978	39,917
6.00%, 12/25/2016	9,333	9,516
6.00%, 02/25/2017	20,985	21,312
6.00%, 02/25/2017	12,302	12,627
0.69%, 03/25/2017	880	882
6.00%, 03/25/2017	9,498	9,615
6.00%, 03/25/2017	4,356	4,425
6.00%, 04/25/2017	26,738	27,568
6.00%, 04/25/2017	25,021	25,495
6.00%, 04/25/2017	3,848	3,886
18.85%, 05/25/2017	15,071	17,029
6.00%, 06/25/2017	35,583	36,186
5.50%, 09/25/2017	26,803	27,483
5.00%, 10/25/2017	7,858	8,067
5.00%, 05/25/2018	26,430	27,340
4.75%, 09/25/2018	129,346	134,223
4.00%, 04/25/2019	31,100	32,074
8.00%, 07/25/2019	8,077	8,716
8.00%, 10/25/2019	2,751	2,979
4.00%, 11/25/2019	34,702	35,801
8.50%, 11/25/2019	1,524	1,673
9.00%, 11/25/2019	1,161	1,271
9.40%, 11/25/2019	1,247	1,369
7.50%, 12/25/2019	2,937	3,168
8.50%, 01/25/2020	315	347
8.80%, 01/25/2020	832	916
7.00%, 05/25/2020	400	435

5.50%, 06/25/2020	373	396
9.50%, 06/25/2020	561	624
7.00%, 07/25/2020	3,234	3,494
5.50%, 08/25/2020	442	469
6.50%, 08/25/2020	3,842	4,102
505.00%, 08/25/2020	7	44
1118.04%, 08/25/2020 IO	9	90
6.50%, 09/25/2020	1,878	2,001
7.00%, 09/25/2020	622	677
9.00%, 10/25/2020	2,864	3,184
21.31%, 11/25/2020	330	477
652.15%, 12/25/2020 IO	17	166
7.00%, 01/25/2021	869	946
908.50%, 02/25/2021 IO	1	7
5.00%, 03/25/2021	772	820
7.00%, 03/25/2021	29,495	31,989
5.00%, 05/25/2021	49,668	49,810
17.34%, 05/25/2021	612	790
8.50%, 06/25/2021	724	816
8.75%, 06/25/2021	3,151	3,539
1060.93%, 06/25/2021	28	358
6.50%, 07/25/2021	1,535	1,656
6.50%, 09/25/2021	150,319	166,179
14.91%, 09/25/2021	2,007	2,436
8.75%, 10/25/2021	5,305	5,854
24.74%, 12/25/2021	878	1,239
6.00%, 02/25/2022	159,767	173,983
6.50%, 02/25/2022	24,030	26,609
0.00%, 03/25/2022 PO	63,989	62,548
7.50%, 06/25/2022	124	139
7.00%, 07/25/2022	2,231	2,445
7.50%, 07/25/2022	25,866	28,820
8.00%, 07/25/2022	25,164	26,316
8.00%, 07/25/2022	25,382	28,464
1184.78%, 07/25/2022 IO	9	210
6.00%, 08/25/2022	4,349	4,684
6.00%, 08/25/2022	10,873	11,142
6.50%, 08/25/2022	5,865	6,362
0.21%, 09/25/2022	2,314	2,313
5.50%, 09/25/2022	4,039	4,342
6.00%, 09/25/2022	188,704	206,434
7.50%, 09/25/2022	24,857	27,242
7.75%, 09/25/2022	11,163	12,521
8.00%, 09/25/2022	31,044	34,760
0.00%, 10/25/2022 PO	3,143	2,977
1.34%, 10/25/2022	2,195	2,227
7.00%, 10/25/2022	4,626	5,108
7.50%, 10/25/2022	15,032	17,036
7.90%, 01/25/2023	15,728	17,899
6.50%, 02/25/2023	6,184	6,915
7.00%, 02/25/2023	65,196	72,968
15.50%, 02/25/2023	2,674	3,800
5.50%, 03/25/2023	326,935	355,775
6.50%, 03/25/2023	4,819	5,341
7.00%, 03/25/2023	41,997	46,724

7.50%, 03/25/2023	14,671	16,387
7.70%, 03/25/2023	6,994	7,948
0.00%, 04/25/2023 PO	2,172	2,052
5.50%, 04/25/2023	603,578	656,950
5.50%, 04/25/2023	18,440	20,052
6.00%, 04/25/2023	10,817	12,539
7.00%, 04/25/2023	14,907	16,609
17.94%, 04/25/2023 IO	12,056	2,628
19.03%, 04/25/2023	7,152	10,644
5.50%, 05/25/2023	136,542	148,370
7.00%, 05/25/2023	159,420	178,881
5.00%, 06/25/2023	150,353	157,486
6.31%, 06/25/2023 IO	106,858	11,782
7.46%, 06/25/2023 IO	80,682	4,613
4.50%, 07/25/2023	241,222	254,591
6.50%, 07/25/2023	3,918	4,355
6.79%, 07/25/2023	81,552	90,153
7.00%, 07/25/2023	53,508	59,972
7.00%, 07/25/2023	77,226	84,969
1.07%, 08/25/2023	9,912	10,085
6.88%, 08/25/2023	72,029	80,221
7.00%, 08/25/2023	130,145	144,632
7.86%, 08/25/2023 IO	8,702	826
8.63%, 08/25/2023 IO	65,410	14,989
0.00%, 09/25/2023 PO	2,237	2,125
0.00%, 09/25/2023 PO	5,952	5,634
0.84%, 09/25/2023	119,389	120,077
6.50%, 09/25/2023	6,540	7,336
12.50%, 09/25/2023	4,513	5,285
13.49%, 09/25/2023	3,635	4,893
0.74%, 10/25/2023	3,073	3,082
6.50%, 10/25/2023	101,456	115,983
6.50%, 10/25/2023	47,776	53,495
10.50%, 10/25/2023	2,150	2,766
22.84%, 10/25/2023	5,994	9,491
26.94%, 10/25/2023	3,226	5,520
0.00%, 11/25/2023 PO	691	655
6.50%, 11/25/2023	38,082	43,534
0.79%, 12/25/2023	2,783	2,823
1.19%, 12/25/2023	8,270	8,435
6.50%, 12/25/2023	9,540	10,662
12.31%, 12/25/2023	3,848	5,121
23.82%, 12/25/2023	8,270	13,193
28.16%, 12/25/2023	10,165	17,784
5.00%, 02/25/2024 IO	174,108	13,783
5.00%, 03/25/2024 IO	75,778	5,067
5.00%, 03/25/2024 IO	153,443	8,514
6.50%, 03/25/2024	169,162	185,115
6.50%, 03/25/2024	34,543	39,489
7.00%, 04/25/2024	122,345	138,861
7.00%, 04/25/2024	256,167	286,828
5.50%, 07/25/2024	34,771	38,116
5.50%, 08/25/2024	301,463	329,628
5.00%, 11/25/2024	499,781	540,539
8.50%, 01/25/2025	6,291	7,261

8.80%, 01/25/2025	8,745	10,008
0.49%, 07/25/2025	97,026	97,286
5.50%, 08/25/2025	294,308	325,063
5.50%, 01/25/2026	198,863	218,046
32.28%, 10/25/2026	38,475	68,084
7.00%, 11/25/2026	61,555	68,791
1.84%, 03/25/2027 IO	43,361	1,334
1.84%, 03/25/2027 IO	13,092	466
7.50%, 04/18/2027	9,565	10,604
7.50%, 04/20/2027	14,640	17,167
6.50%, 04/25/2027	38,659	44,200
7.50%, 05/20/2027	57,148	67,095
0.59%, 05/25/2027	5,513,407	5,556,103
6.50%, 07/18/2027	3,181	3,636
7.00%, 12/18/2027 IO	15,611	1,934
6.00%, 07/18/2028	23,431	26,491
7.41%, 07/25/2028 IO	608,638	115,901
3.00%, 12/25/2028	1,237,521	1,228,980
6.00%, 12/25/2028	11,755	13,065
7.96%, 12/25/2028 IO	24,439	4,629
5.00%, 03/25/2029	557,275	605,300
5.50%, 04/18/2029	50,951	56,523
6.35%, 04/25/2029	12,240	13,632
7.50%, 12/18/2029	17,105	20,133
7.50%, 02/25/2030	93,069	107,164
8.91%, 07/25/2030 IO	34,466	9,489
8.50%, 01/25/2031 IO	4,201	800
7.00%, 03/25/2031	11,548	13,322
3.50%, 04/25/2031	1,084,000	1,168,416
6.00%, 07/25/2031 IO	62,672	8,138
7.00%, 07/25/2031	34,359	39,409
7.00%, 08/25/2031	65,215	76,330
6.50%, 09/25/2031	14,601	16,967
7.00%, 09/25/2031	83,308	96,147
7.00%, 09/25/2031	14,342	16,563
7.00%, 09/25/2031	19,290	21,947
13.81%, 09/25/2031	21,962	22,837
23.82%, 09/25/2031	48,159	88,882
6.50%, 10/25/2031	10,476	11,830
22.37%, 10/25/2031	30,206	47,480
6.00%, 11/25/2031	123,105	139,400
7.00%, 11/25/2031	117,787	134,167
15.07%, 11/25/2031	34,062	50,427
17.01%, 12/25/2031	3,938	5,455
0.00%, 01/25/2032 PO	4,993	4,624
24.56%, 02/25/2032	20,780	36,523
1.60%, 03/25/2032 IO	124,365	7,412
10.00%, 03/25/2032	1,920	2,435
0.00%, 04/25/2032 PO	3,670	3,361
6.00%, 04/25/2032	299,374	339,359
6.50%, 04/25/2032	54,258	61,942
6.50%, 05/25/2032	114,091	128,310
6.50%, 06/25/2032	41,716	48,114
6.50%, 07/25/2032 IO	224,370	37,279
6.50%, 08/25/2032	125,960	144,387

19.27%, 08/25/2032	121,090	147,092
0.99%, 11/25/2032	561,652	575,944
5.00%, 11/25/2032	28,152	30,863
6.00%, 11/25/2032	863,438	992,348
8.50%, 11/25/2032	36,671	46,950
0.00%, 12/25/2032 PO	25,215	23,296
5.50%, 12/25/2032	331,828	360,430
14.13%, 12/25/2032	20,700	28,708
0.00%, 01/25/2033 PO	59,139	59,029
6.50%, 02/25/2033	44,259	50,107
5.00%, 03/25/2033 IO	62,957	10,140
6.00%, 03/25/2033	66,000	71,610
4.00%, 04/25/2033	459,135	487,011
0.00%, 05/25/2033 PO	15,190	13,859
4.00%, 05/25/2033	29,440	31,619
6.00%, 05/25/2033	84,934	96,838
6.00%, 05/25/2033 IO	19,883	4,764
6.00%, 05/25/2033	124,000	146,047
6.00%, 05/25/2033	233,000	264,717
6.50%, 05/25/2033 IO	192,813	34,440
7.00%, 05/25/2033 IO	312,554	40,728
5.75%, 06/25/2033	118,866	134,183
6.91%, 06/25/2033 IO	172,563	21,306
13.81%, 06/25/2033	128,363	158,801
5.50%, 07/25/2033	99,418	100,843
13.26%, 07/25/2033	48,996	62,678
13.81%, 07/25/2033	50,357	61,705
0.00%, 08/25/2033 PO	15,642	14,708
5.50%, 08/25/2033	124,933	128,009
5.50%, 08/25/2033	246,069	276,556
5.50%, 08/25/2033 IO	497,728	97,490
7.20%, 08/25/2033	122,098	129,185
9.82%, 08/25/2033	12,574	14,973
17.57%, 08/25/2033	84,466	118,371
3.50%, 09/25/2033	1,500,000	1,571,632
12.18%, 09/25/2033	37,899	47,516
3.00%, 10/25/2033	908,000	901,944
5.50%, 10/25/2033	1,569,478	1,780,270
7.41%, 11/25/2033 IO	249,354	57,332
0.00%, 12/25/2033 PO	189,826	176,139
13.71%, 12/25/2033	68,460	82,579
0.94%, 01/25/2034	296,282	302,389
11.23%, 01/25/2034	17,310	21,431
12.87%, 01/25/2034	1,379	1,401
15.81%, 01/25/2034	32,392	42,508
5.50%, 02/25/2034	77,776	81,784
27.82%, 02/25/2034	93,854	126,067
0.00%, 03/25/2034 PO	252,347	238,435
0.59%, 03/25/2034	231,450	232,911
5.50%, 04/25/2034	385,270	429,673
6.00%, 04/25/2034	13,401	13,642
18.99%, 04/25/2034	149,247	223,346
0.59%, 05/25/2034	503,472	506,554
15.97%, 05/25/2034	37,322	51,082
18.99%, 05/25/2034	215,259	308,075

23.22%, 05/25/2034	47,465	73,987
5.50%, 07/25/2034	979,696	1,111,716
13.85%, 07/25/2034	33,938	47,201
0.44%, 08/25/2034	191,653	191,661
19.27%, 11/25/2034	78,627	104,885
21.14%, 12/25/2034	4,946	5,764
24.40%, 01/25/2035	31,370	42,627
0.00%, 04/25/2035 PO	175,557	171,554
0.54%, 04/25/2035	230,965	231,531
16.52%, 05/25/2035	25,857	35,283
19.49%, 05/25/2035	294,413	415,157
19.60%, 05/25/2035	202,398	285,979
24.04%, 05/25/2035	67,585	101,634
5.00%, 06/25/2035	87,314	92,787
6.50%, 06/25/2035	4,362	4,602
24.53%, 06/25/2035	81,111	128,195
5.75%, 07/25/2035	2,383,907	2,766,610
6.52%, 07/25/2035 IO	162,852	31,189
16.89%, 07/25/2035	59,507	83,257
5.50%, 08/25/2035	1,211,772	1,293,152
5.50%, 08/25/2035	257,335	290,851
16.22%, 08/25/2035	85,507	114,597
16.39%, 08/25/2035	133,431	185,528
0.00%, 09/25/2035 PO	42,980	40,668
23.42%, 09/25/2035	32,717	51,984
0.00%, 10/25/2035 PO	54,577	50,580
5.75%, 10/25/2035	265,055	288,543
16.39%, 10/25/2035	98,799	132,038
5.50%, 11/25/2035	48,893	49,563
23.86%, 11/25/2035	520,315	821,847
5.50%, 12/25/2035	584,000	695,724
5.50%, 12/25/2035	131,015	142,714
6.00%, 12/25/2035	54,777	61,169
6.00%, 12/25/2035	1,000,000	1,119,288
0.00%, 01/25/2036 PO	33,124	32,758
5.50%, 01/25/2036	98,429	106,795
0.00%, 03/25/2036 PO	41,856	39,036
0.00%, 03/25/2036 PO	369,574	341,290
5.50%, 03/25/2036	546,624	614,560
5.50%, 03/25/2036	305,801	332,243
5.50%, 03/25/2036	586,816	660,373
6.51%, 03/25/2036 IO	1,355,103	274,231
23.86%, 03/25/2036	34,524	52,901
0.00%, 04/25/2036 PO	68,294	62,709
0.00%, 04/25/2036 PO	123,929	115,843
0.00%, 04/25/2036 PO	162,573	152,195
0.44%, 04/25/2036	207,277	207,728
29.28%, 05/25/2036	42,220	80,789
0.00%, 06/25/2036 PO	74,619	69,249
0.00%, 06/25/2036 PO	311,071	288,459
0.00%, 06/25/2036 PO	250,962	227,395
0.00%, 06/25/2036 PO	113,274	105,108
0.00%, 06/25/2036 PO	37,333	34,735
0.59%, 06/25/2036	86,446	86,870
0.64%, 06/25/2036	50,499	50,867

6.00%, 06/25/2036 IO	1,714	15
6.39%, 06/25/2036 IO	311,677	56,715
23.49%, 06/25/2036	13,805	18,827
0.44%, 06/27/2036	2,097,156	2,095,185
0.00%, 07/25/2036 PO	85,592	79,515
0.00%, 07/25/2036 PO	24,494	22,562
0.00%, 07/25/2036 PO	47,630	44,201
0.00%, 07/25/2036 PO	83,072	80,157
0.48%, 07/25/2036	678,310	681,670
0.65%, 07/25/2036	76,892	77,542
6.00%, 07/25/2036	1,064,772	1,220,941
6.33%, 07/25/2036 IO	139,951	29,479
6.50%, 07/25/2036	513,038	606,102
6.50%, 07/25/2036	679,989	781,701
28.02%, 07/25/2036	39,868	73,910
38.74%, 07/25/2036	33,298	67,334
0.00%, 08/25/2036 PO	78,222	72,561
0.00%, 08/25/2036 PO	32,415	30,516
0.00%, 08/25/2036 PO	63,047	58,429
0.00%, 08/25/2036 PO	153,581	142,027
0.54%, 08/25/2036	265,991	267,460
6.31%, 08/25/2036 IO	93,197	28,431
6.50%, 08/25/2036	391,539	450,579
6.50%, 08/25/2036	87,763	100,329
0.00%, 09/25/2036 PO	78,600	73,488
0.00%, 09/25/2036 PO	59,636	56,578
0.00%, 09/25/2036 PO	85,971	79,191
6.50%, 09/25/2036	71,977	81,613
4.50%, 10/25/2036	379,638	416,151
25.42%, 10/25/2036	51,005	81,495
0.00%, 11/25/2036 PO	21,881	20,544
0.00%, 11/25/2036 PO	144,033	133,836
0.00%, 11/25/2036 PO	57,543	53,678
0.00%, 12/25/2036 PO	68,648	63,735
0.00%, 12/25/2036 PO	32,539	30,021
0.25%, 12/25/2036	203,789	199,432
0.27%, 12/25/2036	749,760	748,736
6.00%, 12/25/2036	42,687	43,638
6.46%, 12/25/2036 IO	323,849	58,442
25.78%, 12/25/2036	17,498	29,127
0.00%, 01/25/2037 PO	214,679	201,571
0.00%, 01/25/2037 PO	65,604	61,629
5.50%, 01/25/2037	134,000	144,270
0.39%, 02/25/2037	326	326
0.44%, 02/25/2037	273,486	272,673
37.84%, 02/25/2037	8,374	15,879
0.00%, 03/25/2037 PO	60,641	56,052
0.69%, 03/25/2037	165,670	166,842
0.94%, 03/25/2037	247,394	262,094
5.00%, 03/25/2037	19,620	21,471
5.89%, 03/25/2037 IO	28,124	4,480
6.00%, 03/25/2037	1,266,956	1,394,924
6.25%, 03/25/2037 IO	594,166	93,666
0.00%, 04/25/2037 PO	195,362	182,063
5.91%, 04/25/2037 IO	269,859	44,150

22.02%, 04/25/2037	123,121	185,749
0.00%, 05/25/2037 PO	48,995	46,663
0.49%, 05/25/2037	109,684	109,698
6.00%, 05/25/2037	748,207	849,086
0.59%, 06/25/2037	718,155	723,154
0.64%, 06/25/2037	54,458	56,223
5.59%, 06/25/2037 IO	125,200	16,744
5.91%, 06/25/2037 IO	152,277	27,729
5.91%, 06/25/2037 IO	488,631	74,551
6.50%, 06/25/2037	75,096	84,399
0.00%, 07/25/2037 PO	152,415	141,147
0.56%, 07/25/2037	118,181	118,405
0.69%, 07/25/2037	83,175	83,742
5.50%, 07/25/2037	334,690	376,592
6.21%, 07/25/2037 IO	925,793	142,989
6.43%, 07/25/2037 IO	540,403	93,671
6.96%, 07/25/2037 IO	1,382,432	231,620
16.02%, 07/25/2037	85,167	112,017
0.64%, 08/25/2037	617,878	620,420
5.50%, 08/25/2037	227,589	248,966
6.00%, 08/25/2037	342,937	386,424
6.00%, 08/25/2037	51,572	58,187
6.00%, 08/25/2037	413,000	469,885
6.00%, 08/25/2037	314,528	350,065
23.31%, 08/25/2037	119,684	179,613
0.64%, 09/25/2037	2,208,672	2,217,361
6.35%, 09/25/2037 IO	452,029	86,017
15.67%, 09/25/2037	34,940	48,382
0.00%, 10/25/2037 PO	1,201,181	1,097,888
6.09%, 10/25/2037	179,281	200,295
6.26%, 10/25/2037 IO	437,436	65,030
6.27%, 10/25/2037 IO	448,115	70,143
0.39%, 10/27/2037	3,483,891	3,464,765
6.17%, 12/25/2037 IO	36,391	4,761
6.21%, 12/25/2037 IO	560,365	74,306
6.26%, 12/25/2037 IO	447,926	70,357
6.50%, 12/25/2037	415,655	484,348
1.48%, 01/25/2038 IO	1,103,563	78,355
5.72%, 02/25/2038 IO	527,911	79,304
5.81%, 02/25/2038 IO	896,420	129,303
1.09%, 03/25/2038	123,383	125,565
6.01%, 03/25/2038 IO	151,693	25,547
6.04%, 03/25/2038 IO	137,724	17,528
6.80%, 03/25/2038 IO	215,004	31,311
13.61%, 03/25/2038	55,688	72,986
5.50%, 04/25/2038	1,717,119	1,812,752
6.50%, 04/25/2038	141,471	158,006
6.66%, 04/25/2038 IO	156,598	22,700
6.71%, 04/25/2038 IO	192,967	33,368
20.12%, 04/25/2038	78,642	117,897
0.00%, 05/25/2038 PO	6,081	5,730
1.70%, 06/25/2038 IO	432,914	36,209
5.00%, 07/25/2038	125,205	138,375
5.00%, 07/25/2038	108,570	118,549
5.50%, 07/25/2038	874,967	944,175

7.01%, 07/25/2038 IO	120,225	24,923
5.66%, 09/25/2038 IO	511,299	71,995
5.66%, 09/25/2038 IO	278,216	41,640
4.50%, 11/25/2038	91,372	95,318
0.59%, 12/25/2038	312,284	312,604
4.00%, 02/25/2039	449,348	470,117
4.50%, 02/25/2039	31,576	34,001
6.36%, 02/25/2039 IO	307,755	68,520
6.46%, 03/25/2039 IO	276,128	45,721
0.64%, 04/25/2039	658,468	662,310
5.00%, 07/25/2039 IO	213,210	33,058
7.00%, 07/25/2039	18,491	21,349
5.00%, 08/25/2039	748,492	832,755
6.00%, 08/25/2039	899,571	1,030,345
5.00%, 09/25/2039	770,722	825,704
6.02%, 09/25/2039	372,790	433,930
5.50%, 10/25/2039 IO	521,731	85,983
5.71%, 10/25/2039 IO	225,519	31,654
2.47%, 12/25/2039	779,933	829,644
5.99%, 12/25/2039 IO	277,704	35,076
6.30%, 12/25/2039	532,937	601,808
0.00%, 01/25/2040 PO	112,724	104,431
6.06%, 01/25/2040 IO	377,173	63,579
6.20%, 02/25/2040	147,367	166,290
0.79%, 03/25/2040	277,489	281,060
6.24%, 03/25/2040	400,221	463,143
6.44%, 03/25/2040	429,008	484,236
12.27%, 03/25/2040	746,091	933,202
0.79%, 04/25/2040	241,462	243,047
6.23%, 04/25/2040 IO	359,907	71,134
17.02%, 04/25/2040	310,000	418,831
0.79%, 05/25/2040	214,634	217,330
6.21%, 05/25/2040 IO	225,685	41,311
0.00%, 06/25/2040 PO	186,532	172,740
5.00%, 06/25/2040	1,912,212	2,118,920
5.50%, 06/25/2040	1,007,000	1,117,540
5.50%, 07/25/2040	872,861	997,487
4.00%, 08/25/2040	3,000,000	3,138,288
5.00%, 09/25/2040	206,000	239,427
5.50%, 10/25/2040	2,012,000	2,379,367
4.25%, 11/25/2040 IO	1,890,813	190,166
0.74%, 01/25/2041	515,395	517,200
6.34%, 01/25/2041 IO	1,350,944	290,705
1.76%, 04/25/2041 IO	2,965,355	219,389
0.69%, 07/25/2041	165,940	166,902
0.49%, 08/25/2041	2,328,673	2,332,690
0.74%, 08/25/2041	502,700	509,224
0.69%, 11/25/2041	580,210	583,417
7.00%, 11/25/2041	3,685,945	4,383,953
7.00%, 11/25/2041	2,698,512	3,199,293
7.00%, 11/25/2041	3,260,197	3,874,555
3.50%, 03/25/2042	1,000,000	1,014,735
6.50%, 06/25/2042	96,045	110,266
0.64%, 09/25/2042	800,075	805,592
0.69%, 09/25/2042	392,991	394,353

0.69%, 09/25/2042	2,882,360	2,908,399
0.69%, 10/25/2042	1,298,119	1,309,802
3.00%, 02/25/2043	1,000,000	963,893
3.50%, 02/25/2043	765,821	810,727
0.00%, 09/25/2043 PO	2,254,636	1,899,525
0.00%, 10/25/2043 PO	1,591,210	1,280,481
0.00%, 12/25/2043 PO	4,371,130	3,663,878
5.91%, 11/25/2049 IO	229,406	39,754
5.81%, 02/25/2051	281,305	311,085
5.43%, 07/25/2051	100,798	112,927
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	92,407	104,591
6.50%, 07/25/2042	154,626	179,794
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	633,753	722,714
6.50%, 09/25/2042	264,571	305,784
Fannie Mae Trust 2003-W8
0.59%, 05/25/2042	60,198	60,505
7.00%, 10/25/2042	320,712	373,899
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	438,690	518,451
5.04%, 11/25/2043	248,561	252,366
Fannie Mae Trust 2004-W15
0.44%, 08/25/2044	323,875	321,729
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	108,381	127,030
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	113,574	134,221
Fannie Mae Trust 2005-W3
0.41%, 03/25/2045	2,485,383	2,490,769
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	133,241	153,130
Fannie Mae Trust 2006-W2
2.26%, 11/25/2035	320,373	327,806
0.41%, 02/25/2036	1,161,656	1,161,891
Fannie Mae Whole Loan
0.45%, 11/25/2046	2,970,975	2,976,870
Fannie Mae-Aces
0.56%, 01/25/2017	302,074	302,205
0.71%, 08/25/2019	725,278	728,884
1.80%, 12/25/2019	743,000	753,726
4.33%, 03/25/2020	812,539	897,467
3.66%, 11/25/2020	659,049	715,481
3.73%, 06/25/2021	5,158,000	5,635,167
3.76%, 06/25/2021	1,032,000	1,123,475
2.92%, 08/25/2021	706,000	737,101
2.61%, 10/25/2021	3,000,000	3,093,282
2.28%, 12/27/2022	1,357,000	1,362,786
2.39%, 01/25/2023	1,342,000	1,353,602
3.51%, 12/25/2023	8,394,000	9,057,176
3.50%, 01/25/2024	16,000,000	17,306,704
3.10%, 07/25/2024	1,066,000	1,111,736
3.02%, 08/25/2024	1,273,000	1,316,019
2.53%, 09/25/2024	1,390,000	1,385,690
2.72%, 10/25/2024	13,450,000	13,570,794

3.16%, 12/01/2024	2,923,548	3,049,541
2.59%, 12/25/2024	1,640,000	1,649,443
2.83%, 01/25/2025	3,500,000	3,577,931
2.90%, 01/25/2025	2,000,000	2,029,826
3.09%, 04/25/2027	23,211,000	23,864,088
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,174,585) (b)	1,154,401	1,180,868
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,060,749
1.80%, 06/25/2020 IO	60,218,499	3,516,038
2.87%, 12/25/2021	5,500,000	5,751,273
1.59%, 05/25/2022 IO	55,934,078	4,385,399
2.37%, 05/25/2022	15,905,000	15,997,154
1.02%, 10/25/2022 IO	23,428,796	1,197,446
2.52%, 01/25/2023	2,000,000	2,041,718
2.62%, 01/25/2023	8,500,000	8,643,624
3.06%, 07/25/2023	8,150,000	8,498,380
3.53%, 07/25/2023	12,628,000	13,571,905
3.49%, 01/25/2024	5,000,000	5,340,910
3.39%, 03/25/2024	4,720,000	5,003,035
3.24%, 09/25/2024	1,444,000	1,510,593
2.81%, 01/25/2025	10,205,000	10,299,988
2.77%, 05/25/2025	4,250,000	4,250,229
3.28%, 06/25/2025	2,765,000	2,891,900
FHLMC Structured Pass Through Securities
6.10%, 07/25/2032	86,873	100,653
5.55%, 07/25/2033	261,673	302,128
3.06%, 10/25/2037	2,219,105	2,271,352
7.50%, 02/25/2042	376,530	449,428
7.50%, 08/25/2042	55,206	66,360
6.50%, 02/25/2043	347,929	414,504
7.00%, 02/25/2043	121,232	143,772
5.23%, 05/25/2043	840,296	933,964
0.00%, 07/25/2043 PO	33,719	30,552
7.50%, 07/25/2043	87,926	107,977
0.00%, 09/25/2043 PO	41,739	35,572
7.50%, 09/25/2043	479,545	575,519
0.00%, 10/25/2043 PO	44,145	36,097
7.00%, 10/25/2043	466,601	544,650
1.38%, 10/25/2044	981,808	1,015,466
FHLMC-GNMA
7.00%, 03/25/2023	23,483	25,947
6.25%, 11/25/2023	14,695	16,113
7.50%, 04/25/2024	107,585	121,574
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017 PO	63	63
10.97%, 04/25/2017 IO	113	1
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	19,186	19,531
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	195,036	170,691
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	55,725	55,782
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037 (f)	110,809	95,555

First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.46%, 08/25/2037 IO	1,493,470	309,493
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.75%, 05/25/2034	85,099	84,593
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.59%, 02/25/2035	528,467	530,051
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.61%, 04/25/2035	356,167	355,189
Fnma Pass-thru Int 20 Year
3.50%, 10/01/2033	19,904,094	21,039,897
Freddie Mac Gold Pool
6.50%, 07/01/2016	1,517	1,531
6.50%, 08/01/2016	892	899
6.00%, 04/01/2017	134,719	138,435
6.00%, 04/01/2017	64,436	66,029
7.00%, 04/01/2017	102	102
6.50%, 05/01/2017	197	197
5.50%, 06/01/2017	2,183	2,242
5.00%, 10/01/2017	22,943	23,856
6.00%, 10/01/2017	200	201
6.50%, 11/01/2017	1,096	1,133
5.00%, 12/01/2017	93,591	97,315
5.00%, 12/01/2017	84,971	88,352
6.50%, 12/01/2017	2,257	2,330
5.50%, 01/01/2018	22,987	23,784
5.50%, 02/01/2018	23,520	24,452
5.50%, 04/01/2018	247,731	258,781
6.00%, 04/01/2018	5,958	6,172
6.50%, 04/01/2018	21,254	21,782
4.00%, 06/01/2018	3,516	3,675
4.50%, 08/01/2018	8,789	9,101
4.50%, 10/01/2018	5,810	6,016
4.50%, 10/01/2018	42,117	43,608
5.00%, 12/01/2018	12,626	13,129
5.50%, 01/01/2019	38,918	40,254
6.50%, 09/01/2019	16,764	17,310
5.50%, 12/01/2019	43,389	45,524
6.00%, 02/01/2020	9,224	9,566
5.50%, 04/01/2020	44,049	46,430
5.50%, 06/01/2020	27,727	28,811
6.00%, 06/01/2020	24,696	26,159
8.00%, 07/01/2020	104	105
6.00%, 08/01/2020	13,275	13,991
6.00%, 07/01/2021	34,031	35,043
6.00%, 07/01/2021	63,271	66,415
6.00%, 01/01/2022	7,865	8,044
6.00%, 02/01/2022	10,314	10,598
6.00%, 03/01/2022	40,651	42,090
6.50%, 03/01/2022	9,518	10,185
6.00%, 12/01/2022	12,474	14,035
5.50%, 02/01/2024	31,026	33,682
8.00%, 08/01/2024	1,130	1,325
8.00%, 11/01/2024	829	928
7.50%, 08/01/2025	1,905	2,293
3.50%, 11/01/2025	745,347	788,217

3.50%, 12/01/2025	2,219,700	2,354,468
10.00%, 03/17/2026	55,343	59,423
7.00%, 04/01/2026	2,284	2,670
3.50%, 08/01/2026	2,563,696	2,719,083
3.50%, 01/01/2027	413,609	438,743
3.00%, 10/15/2027 (d)	6,635,000	6,904,288
6.50%, 01/01/2028	69,063	78,977
2.50%, 04/01/2028	4,343,133	4,472,068
3.00%, 07/01/2028	3,501,320	3,650,502
8.50%, 07/01/2028	5,960	7,295
3.00%, 08/01/2028	1,914,067	1,999,121
3.00%, 09/01/2028	7,609,001	7,937,232
3.00%, 10/01/2028	3,042,152	3,180,162
7.00%, 12/01/2028	92,459	107,680
3.00%, 05/01/2029	2,592,933	2,710,479
6.50%, 06/01/2029	30,615	35,124
7.00%, 07/01/2029	1,137	1,279
6.50%, 08/01/2029	135,905	159,712
6.00%, 10/01/2029	31,724	36,285
2.50%, 03/01/2030	2,846,322	2,907,326
10.00%, 10/01/2030	309,331	344,764
7.00%, 01/01/2031	78,054	90,090
3.50%, 01/01/2032	1,124,970	1,191,180
7.50%, 01/01/2032	176,465	207,189
3.50%, 03/01/2032	453,062	479,688
7.00%, 07/01/2032	6,270	6,966
7.00%, 08/01/2032	9,320	11,245
5.50%, 01/01/2033	293,346	326,514
3.50%, 02/01/2033	347,735	366,492
6.00%, 02/01/2033	141,097	153,177
3.50%, 05/01/2033	407,490	429,549
3.50%, 05/01/2033	1,402,220	1,478,111
5.50%, 10/01/2033	76,305	86,798
6.00%, 12/01/2033	15,460	17,416
5.00%, 01/01/2034	61,989	69,078
6.00%, 01/01/2034	54,954	62,913
6.00%, 01/01/2034	73,763	81,510
5.00%, 06/01/2034	309,025	338,310
5.00%, 09/01/2034	138,363	154,057
6.50%, 11/01/2034	17,302	20,048
6.50%, 01/01/2035	210,419	250,871
5.00%, 03/01/2035	93,962	103,975
5.50%, 07/01/2035	145,736	162,360
4.50%, 11/01/2035	21,315	23,131
6.50%, 12/01/2035	122,585	144,088
6.50%, 12/01/2035	81,794	92,120
5.50%, 01/01/2036	52,485	58,218
5.00%, 03/01/2036	6,909,077	7,605,873
5.00%, 07/01/2036	5,974	6,574
5.00%, 11/01/2036	175,742	193,675
6.00%, 11/01/2036	37,770	41,649
6.50%, 11/01/2036	44,660	51,350
6.50%, 11/01/2036	264,820	299,834
6.50%, 11/01/2036	652,515	744,197
5.50%, 12/01/2036	86,133	95,416

6.00%, 12/01/2036	42,715	48,517
6.00%, 12/01/2036	21,122	23,795
6.50%, 12/01/2036	609,982	694,105
6.50%, 12/01/2036	196,266	222,006
7.50%, 12/01/2036	654,160	784,618
6.50%, 01/01/2037	47,752	53,453
6.50%, 01/01/2037	6,855	6,994
6.50%, 02/01/2037	54,243	60,996
7.00%, 02/01/2037	17,340	20,212
5.00%, 03/01/2037	531,166	581,042
5.00%, 06/01/2037	572,511	627,365
6.50%, 06/01/2037	24,909	26,639
5.00%, 08/01/2037	549,700	602,859
6.50%, 11/01/2037	111,601	135,504
7.50%, 01/01/2038	79,143	93,102
7.50%, 01/01/2038	133,039	171,965
5.00%, 02/01/2038	595,030	651,730
5.00%, 03/01/2038	651,711	713,995
5.00%, 03/01/2038	138,566	151,906
5.00%, 03/01/2038	998,303	1,096,013
5.00%, 03/01/2038	629,165	689,233
6.50%, 03/01/2038	118,243	136,600
5.00%, 04/01/2038	590,490	646,254
5.50%, 05/01/2038	171,826	190,270
5.50%, 08/01/2038	204,610	226,556
5.00%, 09/01/2038	479,255	524,780
5.00%, 09/01/2038	2,335	2,556
7.50%, 09/01/2038	55,090	68,722
5.00%, 11/01/2038	3,532	3,868
5.00%, 12/01/2038	2,154	2,358
5.00%, 12/01/2038	572,019	626,440
5.00%, 02/01/2039	1,174,886	1,286,390
5.00%, 05/01/2039	15,139	16,952
4.50%, 07/01/2039	583,810	633,340
4.50%, 10/01/2039	3,878,030	4,216,459
4.50%, 11/01/2039	4,456,593	4,851,006
4.50%, 11/01/2039	6,483,821	7,030,651
5.00%, 03/01/2040	6,332,189	6,969,378
5.50%, 03/01/2040	55,794	61,840
5.50%, 05/01/2040	4,831,867	5,349,987
4.50%, 07/01/2040	3,806,140	4,180,392
4.50%, 08/01/2040	1,018,095	1,104,419
5.00%, 08/01/2040	818,705	901,794
5.00%, 08/01/2040	2,995,727	3,294,261
5.50%, 08/01/2040	2,070,954	2,292,244
4.00%, 09/01/2040	1,537,652	1,642,337
4.50%, 09/01/2040	778,969	844,982
4.50%, 09/01/2040	3,105,189	3,382,783
4.00%, 11/01/2040	4,747,876	5,071,931
4.00%, 11/01/2040	76,971	82,197
4.00%, 12/01/2040	2,140,493	2,291,860
4.00%, 12/01/2040	2,723,086	2,908,725
4.00%, 12/01/2040	1,853,522	1,984,599
4.00%, 12/01/2040	2,806,669	2,998,165
4.00%, 12/01/2040	821,487	879,566

4.50%, 12/01/2040	548,398	598,356
4.00%, 01/01/2041	1,828,197	1,952,982
4.50%, 03/01/2041	586,073	636,158
4.50%, 05/01/2041	4,223,167	4,602,197
5.00%, 06/01/2041	817,354	901,514
4.00%, 10/15/2041 (d)	9,135,000	9,725,920
4.00%, 11/01/2041	25,749	27,484
4.00%, 01/01/2042	465,196	496,454
4.00%, 05/01/2042	33,156	35,377
3.50%, 06/01/2042	4,796,723	5,026,822
3.50%, 06/01/2042	859,573	898,571
4.00%, 06/01/2042	3,964,627	4,277,988
3.50%, 07/01/2042	19,334,012	20,212,547
3.00%, 08/01/2042	3,249,132	3,297,851
3.50%, 08/01/2042	1,627,746	1,701,222
3.50%, 09/01/2042	6,358,272	6,647,335
3.00%, 10/01/2042	7,942,226	8,061,184
3.50%, 10/01/2042	5,217,849	5,454,512
4.00%, 10/01/2042	197,362	206,636
3.00%, 10/15/2042 (d)	12,780,000	12,920,381
3.50%, 10/15/2042 (d)	30,720,000	31,977,600
3.50%, 11/01/2042	208,439	218,431
4.00%, 01/01/2043	452,341	487,941
3.00%, 02/01/2043	666,456	676,438
3.00%, 03/01/2043	613,380	623,146
3.00%, 03/01/2043	2,530,316	2,570,543
3.00%, 03/01/2043	4,250,689	4,313,535
3.00%, 03/01/2043	8,631,802	8,761,191
3.50%, 03/01/2043	1,486,479	1,553,955
3.00%, 04/01/2043	162,047	164,345
3.50%, 05/01/2043	472,448	495,156
3.00%, 06/01/2043	65,673	66,544
3.00%, 06/01/2043	18,261,971	18,521,534
3.50%, 06/01/2043	1,595,045	1,671,723
3.50%, 06/01/2043	3,013,624	3,145,381
4.00%, 06/01/2043	23,940	25,673
3.00%, 07/01/2043	45,763	46,396
3.00%, 07/01/2043	447,280	453,461
3.00%, 07/01/2043	596,678	604,892
3.00%, 08/01/2043	889,068	900,856
3.00%, 08/01/2043	12,041,929	12,206,112
3.00%, 09/01/2043	730,214	739,739
4.00%, 09/01/2043	342,358	366,670
4.50%, 09/01/2043	3,918,672	4,303,391
3.50%, 10/01/2043	369,030	384,722
3.00%, 11/01/2043	88,203	89,372
4.00%, 11/01/2043	184,183	197,151
4.00%, 11/01/2043	460,611	490,901
4.00%, 12/01/2043	520,148	554,352
4.00%, 12/01/2043	4,199,588	4,475,746
4.00%, 12/01/2043	1,111,572	1,190,524
4.00%, 01/01/2044	1,262,728	1,345,763
4.00%, 01/01/2044	223,455	238,709
4.00%, 03/01/2044	7,124,214	7,592,692
3.50%, 05/01/2044	24,670,115	25,850,002

4.50%, 05/01/2044	4,203,256	4,554,265
3.50%, 07/01/2044	11,417,993	11,898,456
4.50%, 07/01/2044	158,047	171,481
4.00%, 10/01/2044	6,449,308	6,904,045
3.50%, 03/01/2045	5,488,286	5,719,252
3.00%, 05/01/2045	3,425,329	3,475,680
3.00%, 05/01/2045	1,899,555	1,928,070
3.00%, 06/01/2045	994,509	1,006,424
3.50%, 06/01/2045	3,695,533	3,872,082
4.00%, 08/01/2045	5,347,558	5,712,943
4.00%, 09/01/2045	5,577,426	5,958,522
Freddie Mac Non Gold Pool
2.14%, 07/01/2019	2,484	2,518
2.38%, 07/01/2026	4,960	5,000
2.28%, 01/01/2027	10,741	11,299
2.39%, 04/01/2030	4,843	5,089
2.51%, 09/01/2032	9,304	9,923
2.47%, 05/01/2033	272,863	289,597
2.36%, 12/01/2033	47,871	51,192
2.37%, 04/01/2034	92,956	98,633
2.56%, 09/01/2034	218,542	232,841
2.38%, 01/01/2035	307,527	326,860
2.38%, 01/01/2035	94,520	100,548
2.32%, 08/01/2035	27,674	29,289
2.55%, 12/01/2035	151,935	161,860
2.36%, 02/01/2036	45,924	48,698
2.57%, 02/01/2036	209,870	224,181
2.67%, 03/01/2036	219,425	233,854
3.11%, 03/01/2036	295,673	312,523
2.49%, 05/01/2036	227,648	242,993
2.50%, 05/01/2036	143,665	152,372
2.94%, 05/01/2036	50,072	53,640
2.60%, 06/01/2036	625,067	665,600
2.65%, 06/01/2036	177,362	189,337
2.10%, 07/01/2036	91,360	96,601
2.50%, 07/01/2036	74,835	80,212
3.43%, 07/01/2036	86,369	89,715
2.01%, 08/01/2036	61,778	64,996
2.14%, 08/01/2036	123,062	129,558
2.17%, 08/01/2036	724,163	766,838
2.52%, 09/01/2036	251,956	266,751
2.54%, 09/01/2036	267,142	285,077
2.14%, 10/01/2036	424,618	447,527
2.15%, 10/01/2036	213,016	224,997
2.16%, 10/01/2036	106,606	112,695
2.20%, 10/01/2036	124,381	132,121
2.50%, 10/01/2036	210,254	224,831
2.54%, 10/01/2036	48,809	50,686
2.67%, 10/01/2036	161,810	173,302
2.24%, 11/01/2036	210,521	224,273
2.29%, 11/01/2036	45,750	48,709
2.38%, 11/01/2036	107,560	114,522
2.40%, 11/01/2036	90,302	96,026
2.45%, 11/01/2036	313,033	333,460
2.17%, 12/01/2036	612,320	648,180

2.28%, 12/01/2036	18,707	19,918
2.35%, 12/01/2036	613,772	653,657
2.56%, 12/01/2036	216,150	230,825
2.77%, 12/01/2036	29,467	31,996
2.04%, 01/01/2037	34,977	36,750
2.50%, 01/01/2037	112,768	120,471
2.28%, 02/01/2037	21,674	23,057
2.48%, 02/01/2037	19,263	20,434
2.49%, 02/01/2037	339,380	360,947
2.57%, 02/01/2037	179,700	192,031
2.83%, 02/01/2037	43,576	46,826
2.34%, 03/01/2037	583,915	616,643
2.73%, 03/01/2037	105,277	113,279
2.95%, 03/01/2037	47,624	50,899
1.95%, 04/01/2037	69,703	73,333
2.49%, 04/01/2037	10,369	10,729
2.70%, 04/01/2037	146,584	156,151
1.94%, 05/01/2037	177,289	186,215
2.39%, 05/01/2037	77,720	83,206
2.39%, 05/01/2037	189,623	202,591
2.50%, 05/01/2037	55,297	59,214
2.64%, 05/01/2037	424,548	454,169
2.82%, 05/01/2037	239,277	256,073
2.37%, 06/01/2037	115,828	123,452
2.62%, 07/01/2037	106,243	113,296
2.39%, 11/01/2037	53,111	56,361
2.67%, 04/01/2038	225,044	241,523
2.50%, 05/01/2038	165,855	176,713
3.98%, 07/01/2040	198,556	209,487
Freddie Mac Reference REMIC
6.00%, 04/15/2036	766,384	871,550
6.00%, 05/15/2036	1,053,344	1,198,426
Freddie Mac REMICS
6.50%, 08/15/2016	6,118	6,266
6.00%, 09/15/2016	1,124	1,143
6.00%, 09/15/2016	8,374	8,562
6.00%, 09/15/2016	17,542	17,911
6.00%, 09/15/2016	4,729	4,810
6.00%, 09/15/2016	1,707	1,743
6.00%, 10/15/2016	4,793	4,892
5.50%, 12/15/2016	10,658	10,841
6.00%, 12/15/2016	4,529	4,597
6.00%, 03/15/2017	5,910	6,083
5.50%, 06/15/2017	1,813	1,834
6.00%, 06/15/2017	12,283	12,576
16.27%, 08/15/2017	3,278	3,645
5.50%, 10/15/2017	9,636	10,003
5.00%, 12/15/2017	21,797	22,480
5.50%, 12/15/2017	42,900	44,584
5.00%, 01/15/2018	21,859	22,534
4.50%, 05/15/2018	22,607	23,416
6.50%, 05/15/2018	4,100	4,300
4.50%, 06/15/2018	187,527	194,232
5.89%, 06/15/2018 IO	31,432	1,863
4.50%, 07/15/2018	184,666	191,269

0.00%, 10/15/2018 PO	1,609	1,608
0.00%, 03/15/2019 PO	80,520	80,421
6.50%, 03/15/2019 IO	2,378	209
4.50%, 04/15/2019	1,573	1,612
0.00%, 07/15/2019 PO	1,354	1,353
9.50%, 07/15/2019	170	170
0.00%, 02/15/2020 PO	359,731	356,832
5.00%, 02/15/2020 IO	67,627	4,778
5.00%, 02/15/2020 IO	107,177	8,051
6.50%, 03/15/2020	7,776	8,270
11.92%, 03/15/2020	29,669	33,430
9.50%, 04/15/2020	675	712
9.60%, 04/15/2020	1,331	1,453
10.00%, 06/15/2020	203	224
7.80%, 09/15/2020	265	277
9.00%, 10/15/2020	808	865
6.95%, 01/15/2021	2,716	2,917
8.60%, 01/15/2021	12	13
9.50%, 01/15/2021	764	842
1066.21%, 02/15/2021 IO	1	9
9.00%, 04/15/2021	579	668
1.16%, 05/15/2021	574	582
5.00%, 05/15/2021	1,578	1,643
6.75%, 05/15/2021	1,615	1,722
7.00%, 05/15/2021	10,101	11,104
33.30%, 05/15/2021	267	431
44.30%, 05/15/2021	403	676
6.00%, 07/15/2021	1,718	1,849
5.50%, 08/15/2021	771	818
7.00%, 09/15/2021	3,909	4,239
8.50%, 09/15/2021	3,477	3,904
6.67%, 11/15/2021	228,585	241,491
1181.25%, 11/15/2021 IO	3	17
0.00%, 12/15/2021 PO	292,088	291,927
1174.39%, 01/15/2022 IO	33	639
5.00%, 03/15/2022	568,000	613,709
7.00%, 03/15/2022	1,711	1,893
6.00%, 05/15/2022	1,151	1,229
7.00%, 05/15/2022	2,251	2,507
7.50%, 08/15/2022	2,614	3,004
8.00%, 08/15/2022	6,553	7,477
1.36%, 09/15/2022	4,495	4,593
5.50%, 10/15/2022	134,132	145,364
4.57%, 12/15/2022	4,450	4,891
5.50%, 12/15/2022	44,750	48,706
1.64%, 02/15/2023	585	598
7.50%, 02/15/2023	41,761	46,649
5.50%, 03/15/2023	146,000	167,082
1.36%, 04/15/2023	23,833	24,461
5.50%, 04/15/2023	147,000	168,192
7.00%, 04/15/2023	35,750	39,407
7.50%, 04/15/2023	7,314	8,183
5.00%, 05/15/2023	38,432	41,648
7.00%, 05/15/2023	3,961	4,472
8.82%, 05/15/2023	17,019	20,686

0.00%, 06/15/2023 PO	4,779	4,777
0.00%, 06/15/2023 PO	3,480	3,479
5.60%, 06/15/2023	76,901	82,273
6.34%, 06/15/2023 IO	32,182	2,001
1.48%, 07/15/2023	14,422	14,596
8.39%, 07/15/2023	13,366	16,227
24.95%, 07/15/2023	3,029	5,009
2.14%, 08/15/2023	940	973
6.50%, 09/15/2023	101,129	115,756
7.00%, 09/15/2023	32,571	36,334
33.61%, 09/15/2023	13,421	24,559
0.00%, 10/15/2023 PO	61,424	61,294
6.25%, 10/15/2023	17,248	19,212
22.08%, 10/15/2023	5,255	8,720
5.00%, 11/15/2023	496,529	542,949
5.50%, 11/15/2023	118,495	128,681
6.00%, 11/15/2023	39,253	43,386
5.00%, 12/15/2023	49,326	53,103
6.50%, 12/15/2023	23,988	26,603
6.50%, 12/15/2023	55,563	61,781
7.00%, 01/15/2024	15,945	17,977
0.00%, 02/15/2024 PO	17,645	16,981
0.00%, 02/15/2024 PO	5,959	5,305
7.00%, 02/15/2024	1,655	1,880
10.00%, 02/15/2024	2,165	3,177
18.77%, 02/15/2024	1,704	2,555
0.81%, 03/15/2024	2,717	2,755
1.27%, 03/15/2024	1,295	1,305
7.00%, 03/15/2024	13,317	15,010
7.00%, 03/15/2024	72,311	81,570
28.54%, 03/15/2024 IO	8,728	5,147
7.50%, 04/15/2024	51,896	58,982
0.00%, 05/15/2024 PO	10,167	9,554
8.48%, 05/15/2024 IO	24,342	3,095
0.51%, 06/15/2024	77,092	77,189
6.00%, 06/15/2024	46,296	52,151
7.50%, 08/15/2024	7,971	9,110
4.00%, 12/15/2024	206,000	228,159
5.00%, 12/15/2024	140,188	151,519
32.69%, 04/15/2025	38,073	64,851
4.50%, 06/15/2025	722,000	817,967
16.36%, 08/15/2025	23,980	32,290
27.12%, 10/15/2025	44,672	72,117
3.50%, 01/15/2026	2,000,000	2,154,664
5.00%, 03/15/2026	313,684	344,442
6.50%, 03/15/2026	7,393	8,148
6.50%, 07/15/2026	49,986	57,215
7.50%, 09/15/2026	6,340	7,297
8.00%, 09/15/2026	17,157	19,896
6.50%, 01/15/2027	33,734	38,613
7.50%, 01/15/2027	42,354	48,568
7.50%, 01/15/2027	14,048	16,181
0.91%, 02/15/2027	1,104	1,126
6.00%, 05/15/2027	36,176	40,465
7.25%, 07/15/2027	1,992	2,284

7.50%, 09/15/2027	15,604	17,307
5.50%, 10/15/2027	86,467	86,757
6.50%, 12/15/2027	22,750	25,501
7.00%, 03/15/2028 IO	24,161	4,099
7.50%, 03/15/2028	74,844	86,016
7.50%, 05/15/2028	26,648	30,733
6.50%, 06/15/2028	38,312	43,917
7.00%, 06/15/2028	4,966	5,680
6.00%, 07/15/2028	14,348	15,954
6.25%, 08/15/2028	85,885	96,594
6.50%, 08/15/2028	80,227	89,818
6.00%, 09/15/2028	15,567	17,520
7.00%, 10/15/2028 IO	30,792	3,745
6.00%, 11/15/2028	70,413	79,876
6.00%, 12/15/2028	128,736	144,451
0.81%, 01/15/2029	32,507	33,059
6.00%, 01/15/2029	184,214	209,251
6.00%, 02/15/2029	37,987	41,873
6.25%, 02/15/2029	195,520	222,397
29.70%, 03/15/2029	5,224	10,036
7.00%, 04/15/2029 IO	2,923	377
7.00%, 06/15/2029	161,104	185,306
7.50%, 06/15/2029 IO	12,122	1,648
7.00%, 07/15/2029	68,407	77,461
7.00%, 08/15/2029	39,541	46,211
4.00%, 11/15/2029 IO	419,693	31,426
7.50%, 11/15/2029	209	249
8.00%, 11/15/2029	35,534	41,123
7.00%, 01/15/2030	79,185	91,580
8.00%, 01/15/2030	68,793	79,855
8.00%, 01/15/2030	21,800	26,494
8.00%, 03/15/2030	13,853	16,661
5.00%, 04/15/2030	702,000	792,661
8.00%, 04/15/2030	20,108	23,474
7.50%, 05/15/2030	15,869	18,418
7.50%, 08/15/2030	13,536	15,740
7.25%, 09/15/2030	37,363	43,247
7.00%, 10/15/2030	53,376	61,563
7.50%, 10/15/2030	4,750	5,526
7.50%, 10/15/2030	927	1,075
7.25%, 12/15/2030	64,159	74,027
7.00%, 03/15/2031	27,914	32,780
6.50%, 05/15/2031	15,940	18,231
7.00%, 06/15/2031	35,333	41,714
8.50%, 06/15/2031	63,829	75,956
6.00%, 07/15/2031	11,629	11,439
7.00%, 07/15/2031	64,721	74,324
6.50%, 08/15/2031	35,334	40,722
6.50%, 08/15/2031	361,189	422,901
6.50%, 08/15/2031	37,578	43,161
6.50%, 08/15/2031	30,114	34,678
6.50%, 10/15/2031	31,701	36,455
6.50%, 01/15/2032	60,887	68,512
6.50%, 01/15/2032	36,952	41,795
1.11%, 02/15/2032	187,934	192,543

6.38%, 02/15/2032	43,060	46,401
6.50%, 02/15/2032	69,945	79,081
6.50%, 02/15/2032	72,057	82,298
7.79%, 02/15/2032 IO	150,219	35,284
8.44%, 02/15/2032 IO	29,856	9,653
15.69%, 02/15/2032	78,100	111,221
18.96%, 02/15/2032	79,425	127,859
6.50%, 03/15/2032	98,285	114,114
6.50%, 03/15/2032	87,359	100,616
7.00%, 03/15/2032	70,382	81,535
7.00%, 03/15/2032	56,847	65,809
7.74%, 03/15/2032 IO	61,533	16,524
7.79%, 03/15/2032 IO	40,142	10,852
6.50%, 04/15/2032	219,495	251,699
6.50%, 04/15/2032	144,976	168,314
6.50%, 04/15/2032	22,892	26,286
7.00%, 04/15/2032	133,589	157,039
7.00%, 04/15/2032	47,498	53,618
5.50%, 05/15/2032	85,965	88,473
6.50%, 05/15/2032	92,027	106,639
7.00%, 05/15/2032	55,153	63,521
6.50%, 06/15/2032	50,492	57,844
6.50%, 06/15/2032	98,910	114,209
6.50%, 06/15/2032	67,714	77,508
6.50%, 07/15/2032	72,878	83,797
6.50%, 07/15/2032	103,191	118,574
0.00%, 09/15/2032 PO	1,981,953	1,763,491
6.00%, 09/15/2032	124,701	141,442
0.00%, 12/15/2032 PO	85,593	85,221
0.00%, 12/15/2032 PO	13,314	12,227
0.00%, 12/15/2032 PO	12,004	12,000
0.96%, 12/15/2032	107,534	109,772
6.00%, 12/15/2032	96,069	108,926
6.00%, 12/15/2032	186,409	210,940
18.10%, 12/15/2032	63,397	94,777
0.00%, 01/15/2033 PO	113,992	113,947
6.00%, 01/15/2033	115,698	131,163
0.00%, 02/15/2033 PO	3,984	3,983
0.00%, 02/15/2033 PO	5,301	5,301
6.00%, 02/15/2033	435,759	481,100
6.00%, 02/15/2033	95,106	107,667
6.00%, 03/15/2033	76,491	84,241
6.50%, 03/15/2033 IO	49,122	10,061
14.47%, 06/15/2033	165,571	225,001
5.00%, 07/15/2033	965,234	1,107,908
6.70%, 07/15/2033	462	511
12.87%, 07/15/2033	44,898	52,584
3.00%, 08/15/2033	495,000	507,779
14.38%, 09/15/2033	52,500	73,052
7.82%, 10/15/2033	1,084,000	1,274,292
16.05%, 11/15/2033	27,597	38,797
0.81%, 12/15/2033	401,610	407,819
5.50%, 12/15/2033	133,428	138,493
5.00%, 01/15/2034	653,927	729,409
5.50%, 02/15/2034	37,266	39,603

6.00%, 05/15/2034	394,283	432,919
23.74%, 06/15/2034	159,359	216,930
0.00%, 07/15/2034 PO	281,962	263,424
2.43%, 07/15/2034	100,820	106,331
4.00%, 11/15/2034 IO	762,175	38,016
0.00%, 01/15/2035 PO	3,287	3,286
0.00%, 02/15/2035 PO	74,025	68,820
27.25%, 02/15/2035	83,930	133,768
0.00%, 04/15/2035 PO	136,695	132,606
0.59%, 04/15/2035	368,479	369,701
6.00%, 04/15/2035	1,057,000	1,249,730
0.61%, 05/15/2035	132,874	133,197
0.51%, 06/15/2035	137,672	137,350
16.50%, 06/15/2035	22,765	27,521
0.00%, 08/15/2035 PO	9,988	9,004
1.01%, 08/15/2035	145,918	148,898
4.00%, 08/15/2035 IO	34,587	13
6.00%, 08/15/2035	37,777	38,114
0.00%, 09/15/2035 PO	70,418	65,571
6.00%, 09/15/2035	164,836	168,529
19.31%, 11/15/2035	80,034	110,891
0.00%, 01/15/2036 PO	59,991	59,950
6.00%, 01/15/2036	306,901	349,401
23.81%, 01/15/2036	26,329	41,677
0.00%, 02/15/2036 PO	53,245	49,915
0.00%, 02/15/2036 PO	91,117	84,875
0.00%, 02/15/2036 PO	61,792	58,143
0.00%, 02/15/2036 PO	279,905	260,845
0.00%, 03/15/2036 PO	172,605	160,995
0.00%, 03/15/2036 PO	160,598	150,203
0.00%, 03/15/2036 PO	17,076	16,017
6.00%, 03/15/2036	1,975	2,408
0.00%, 04/15/2036 PO	93,457	87,023
0.00%, 04/15/2036 PO	326,408	302,506
0.00%, 04/15/2036 PO	325,752	303,594
0.00%, 04/15/2036 PO	177,904	164,877
6.00%, 04/15/2036	194,538	222,588
6.00%, 04/15/2036	1,663,093	1,900,235
6.00%, 04/15/2036 IO	180,220	37,657
0.00%, 05/15/2036 PO	123,368	114,227
0.00%, 05/15/2036 PO	14,453	12,066
0.00%, 05/15/2036 PO	26,570	24,613
0.00%, 05/15/2036 PO	76,145	70,880
0.66%, 05/15/2036	1,241,524	1,246,855
0.71%, 05/15/2036	787,082	790,924
0.00%, 06/15/2036 PO	288,443	265,399
6.00%, 06/15/2036	222,374	233,831
6.00%, 06/15/2036	40,314	45,407
19.09%, 06/15/2036	64,000	94,755
0.00%, 07/15/2036 PO	57,100	52,180
6.50%, 07/15/2036	196,900	222,763
6.50%, 07/15/2036	261,675	301,395
6.89%, 07/15/2036 IO	34,997	8,581
0.00%, 08/15/2036 PO	83,516	76,620
5.50%, 08/15/2036	147,410	161,059

5.50%, 08/15/2036	413,425	465,865
6.44%, 08/15/2036 IO	1,199,444	201,597
0.00%, 09/15/2036 PO	51,657	48,027
0.00%, 09/15/2036 PO	35,618	33,050
0.00%, 10/15/2036 PO	95,602	86,131
6.49%, 10/15/2036 IO	110,973	18,892
7.50%, 11/15/2036	1,545,751	1,849,066
0.00%, 12/15/2036 PO	47,755	44,824
7.00%, 12/15/2036	3,760,278	4,452,978
7.50%, 12/15/2036	1,335,684	1,636,188
0.00%, 01/15/2037 PO	44,199	40,976
5.93%, 01/15/2037 IO	82,117	12,454
0.00%, 02/15/2037 PO	117,863	111,162
0.00%, 02/15/2037 PO	23,048	21,201
0.65%, 02/15/2037	114,800	115,335
6.00%, 02/15/2037	166,421	183,523
0.00%, 03/15/2037 PO	46,336	43,025
6.24%, 03/15/2037 IO	128,313	18,750
9.00%, 03/15/2037	30,569	37,650
0.00%, 04/15/2037 PO	55,398	51,926
6.00%, 04/15/2037	146,705	165,453
0.00%, 05/15/2037 PO	6,270	5,855
0.00%, 05/15/2037 PO	492,812	455,937
0.00%, 05/15/2037 PO	102,265	95,723
6.00%, 05/15/2037	355,774	384,231
0.00%, 06/15/2037 PO	51,755	47,720
0.00%, 06/15/2037 PO	30,994	28,619
0.00%, 07/15/2037 PO	581,303	537,169
0.59%, 07/15/2037	2,571,552	2,574,361
4.50%, 07/15/2037 IO	1,753,885	81,740
6.39%, 07/15/2037 IO	119,792	20,847
4.00%, 08/15/2037 IO	1,444,832	71,852
0.00%, 09/15/2037 PO	67,810	63,854
0.81%, 09/15/2037	38,536	39,043
4.00%, 10/15/2037 IO	912,043	50,717
4.00%, 10/15/2037 IO	651,684	28,586
0.89%, 11/15/2037	1,629,820	1,657,393
6.21%, 11/15/2037 IO	632,788	100,850
6.24%, 11/15/2037 IO	377,256	59,151
5.79%, 01/15/2038 IO	706,943	100,694
16.93%, 02/15/2038	28,603	37,855
5.50%, 03/15/2038	918,000	1,066,162
6.59%, 04/15/2038 IO	247,877	41,953
5.50%, 05/15/2038	226,529	248,280
5.99%, 06/15/2038 IO	270,454	39,508
6.00%, 06/15/2038	822,015	927,896
6.00%, 06/15/2038	57,763	66,097
5.64%, 08/15/2038 IO	518,633	70,280
5.70%, 10/15/2038	235,829	262,929
5.50%, 01/15/2039	414,781	461,503
1.96%, 02/15/2039	182,774	184,566
5.79%, 02/15/2039 IO	230,693	42,493
0.61%, 04/15/2039	941,665	947,952
0.66%, 05/15/2039	1,199,577	1,206,622
5.89%, 05/15/2039 IO	187,277	24,952

6.09%, 05/15/2039 IO	277,969	40,926
1.41%, 07/15/2039	176,660	180,608
4.50%, 07/15/2039	1,432,293	1,561,901
0.66%, 08/15/2039	389,360	390,200
3.50%, 08/15/2039	1,019,465	1,069,365
0.00%, 10/15/2039 PO	237,402	220,006
5.00%, 10/15/2039 IO	792,949	93,114
6.04%, 12/15/2039 IO	321,088	45,276
0.00%, 01/15/2040 PO	241,410	226,863
1.84%, 01/15/2040 IO	3,018,158	237,706
16.81%, 02/15/2040	475,000	688,580
0.71%, 10/15/2040	421,152	423,674
5.79%, 10/15/2040 IO	1,099,245	179,813
5.79%, 10/15/2040 IO	1,329,945	225,100
0.76%, 12/15/2040	3,154,279	3,181,025
0.76%, 03/15/2041	2,197,911	2,223,154
5.00%, 05/15/2041	1,053,924	1,270,911
5.50%, 05/15/2041	1,588,638	1,786,739
5.50%, 05/15/2041	604,570	666,474
0.61%, 10/15/2041	1,605,993	1,613,310
4.00%, 11/15/2041	1,518,801	1,609,670
4.00%, 12/15/2041	708,605	771,128
0.71%, 03/15/2042	1,450,577	1,466,922
0.71%, 07/15/2042	776,459	781,646
0.66%, 08/15/2042	3,735,103	3,783,827
0.61%, 09/15/2042	1,370,799	1,373,677
3.00%, 06/15/2043	206,000	204,271
4.50%, 09/15/2043	1,000,000	1,173,712
1.75%, 02/15/2046	3,623,239	3,777,353
7.23%, 11/15/2046	1,664,357	1,966,360
3.50%, 06/15/2048	8,150,087	8,648,791
0.00%, 10/15/2049 PO	1,040,051	959,268
Freddie Mac Strips
4.50%, 11/15/2020 IO	128,901	7,184
4.50%, 12/15/2020 IO	84,935	5,139
9.00%, 04/01/2022 IO	208	40
0.00%, 04/01/2028 PO	142,487	127,794
5.00%, 09/15/2035 IO	260,123	48,986
5.00%, 09/15/2035 IO	491,437	89,333
5.00%, 09/15/2035 IO	310,721	55,181
7.49%, 08/15/2036 IO	972,427	206,028
0.76%, 07/15/2042	4,405,756	4,407,258
3.50%, 07/15/2042	9,883,785	10,345,515
0.71%, 08/15/2042	2,893,089	2,887,990
0.76%, 08/15/2042	2,472,534	2,472,898
3.00%, 08/15/2042	3,564,855	3,620,249
3.00%, 01/15/2043	857,768	882,524
0.00%, 09/15/2043 PO	1,438,474	1,151,634
0.76%, 03/15/2044	5,374,408	5,447,920
GE Capital Commercial Mortgage Corp
5.54%, 11/10/2045	3,647,247	3,643,410
Ginnie Mae I pool
8.00%, 01/15/2016	53	53
9.00%, 08/15/2016	17	17
9.00%, 12/15/2016	69	70

9.00%, 03/15/2017	31	31
6.50%, 06/15/2017	3,669	3,767
6.00%, 10/15/2017	2,036	2,054
8.50%, 11/15/2017	424	439
12.00%, 11/15/2019	8	8
9.00%, 02/15/2020	84	85
9.50%, 09/15/2020	7	7
8.00%, 07/15/2022	95	95
8.00%, 09/15/2022	702	710
7.50%, 11/15/2022	899	960
7.50%, 03/15/2023	321	352
7.00%, 08/15/2023	738	804
7.00%, 09/15/2023	21,959	24,095
7.00%, 11/15/2023	1,520	1,759
6.50%, 01/15/2024	5,913	6,780
7.00%, 02/15/2024	10,634	11,515
9.50%, 10/15/2024	99,009	109,161
9.00%, 11/15/2024	1,958	2,218
9.50%, 12/15/2025	4,300	4,921
7.50%, 11/15/2026	1,340	1,396
7.50%, 07/15/2027	3,779	4,210
6.50%, 03/15/2028	9,072	10,403
7.50%, 07/15/2028	874	903
8.00%, 08/15/2028	1,877	1,901
6.50%, 09/15/2028	29,498	33,825
7.50%, 09/15/2028	6,322	7,175
6.50%, 10/15/2028	1,661	1,904
6.00%, 11/15/2028	13,628	15,460
7.00%, 09/15/2031	146,972	179,166
6.50%, 01/15/2032	126,309	144,835
6.50%, 07/15/2032	2,768	3,174
6.50%, 02/15/2033	17,588	20,286
7.00%, 02/15/2033	6,584	7,489
5.50%, 04/15/2033	407,439	467,022
6.50%, 04/15/2033	17,241	19,864
5.50%, 06/15/2033	8,045	9,002
7.00%, 06/15/2033	27,577	34,113
5.50%, 12/15/2033	24,065	27,461
5.50%, 07/15/2034	10,528	11,968
5.50%, 09/15/2034	26,584	29,746
7.00%, 06/15/2035	417,630	503,442
6.50%, 12/15/2035	137,843	161,530
7.00%, 04/15/2037	46,728	54,894
7.50%, 10/15/2037	85,859	102,628
4.00%, 06/15/2039	1,189,446	1,268,960
4.50%, 04/15/2040	7,093,722	7,695,989
4.00%, 10/15/2040	595,999	637,070
3.50%, 03/15/2043	1,706,273	1,795,937
3.50%, 04/15/2043	7,632,703	8,043,229
3.00%, 05/15/2043	1,343,857	1,378,637
3.50%, 06/15/2043	2,718,284	2,857,079
3.50%, 07/15/2043	944,338	993,596
Ginnie Mae II pool
8.50%, 03/20/2025	528	599
8.50%, 04/20/2025	3,054	3,504

8.50%, 05/20/2025	7,281	8,366
8.00%, 12/20/2025	1,285	1,502
8.00%, 06/20/2026	2,302	2,700
8.00%, 08/20/2026	1,948	2,402
8.00%, 09/20/2026	2,165	2,670
8.00%, 11/20/2026	1,820	2,158
8.00%, 10/20/2027	4,784	5,906
8.00%, 11/20/2027	3,769	4,469
8.00%, 12/20/2027	1,996	2,329
7.50%, 02/20/2028	2,895	3,518
6.00%, 03/20/2028	12,118	13,966
8.00%, 06/20/2028	785	821
8.00%, 08/20/2028	176	186
7.50%, 09/20/2028	8,835	10,148
8.00%, 09/20/2028	925	1,051
6.50%, 07/20/2029	145,531	171,298
6.00%, 11/20/2033	9,695	10,886
5.00%, 10/20/2037	1,141,995	1,238,732
7.00%, 08/20/2038	64,295	80,154
6.00%, 09/20/2038	1,193,587	1,340,273
6.00%, 11/20/2038	13,679	14,593
6.00%, 08/20/2039	557,608	633,344
5.50%, 09/20/2039	298,197	332,576
4.50%, 06/20/2040	2,084,816	2,266,634
5.00%, 07/20/2040	537,118	597,161
4.00%, 10/20/2040	5,523,175	5,934,952
4.50%, 01/20/2041	1,540,045	1,677,681
4.50%, 03/20/2041	1,499,126	1,629,874
4.50%, 05/20/2041	761,757	828,196
4.50%, 06/20/2041	5,256,677	5,715,156
4.50%, 09/20/2041	1,618,952	1,760,157
4.00%, 10/15/2041 (d)	15,250,000	16,246,316
4.50%, 10/15/2041 (d)	21,500,000	23,095,704
4.00%, 11/15/2041 (d)	5,000,000	5,320,216
4.00%, 06/20/2042	7,160,550	7,674,031
3.00%, 08/20/2042	9,336,828	9,584,732
3.50%, 10/15/2042 (d)	74,705,000	78,291,423
3.50%, 10/20/2042	11,007,714	11,572,228
3.50%, 11/15/2042 (d)	42,500,000	44,442,369
4.00%, 02/20/2043	3,095,315	3,316,654
3.50%, 05/20/2043	2,568,358	2,699,287
3.00%, 09/20/2043	873,248	896,435
3.00%, 01/20/2044	1,702,516	1,747,724
3.00%, 04/20/2045	8,359,384	8,547,298
3.50%, 04/20/2045	11,273,899	11,833,791
4.00%, 05/20/2045	16,585,739	17,713,500
3.50%, 07/20/2045	8,462,769	8,883,898
4.00%, 07/20/2045	17,706,047	18,916,465
3.00%, 08/20/2045	3,491,914	3,570,410
4.00%, 08/20/2045	8,575,787	9,154,254
4.50%, 08/20/2045	13,936,959	15,026,315
4.46%, 05/20/2063	524,542	574,048
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	442,517	442,651
GMACM Mortgage Loan Trust 2003-AR1

3.09%, 10/19/2033	513,292	508,197
GMACM Mortgage Loan Trust 2003-AR2
2.85%, 12/19/2033	457,752	449,383
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	329,150	330,736
5.50%, 11/25/2033	28,321	29,031
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	18,210	18,986
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	242,879	256,697
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	81,104	83,324
GMACM Mortgage Loan Trust 2005-AR3
2.94%, 06/19/2035	361,653	356,759
Gnma Remic Trust 2015-137
5.48%, 01/20/2038	1,520,000	1,746,100
Government National Mortgage Association
6.00%, 04/20/2020	121,537	121,786
5.50%, 11/20/2020	393,908	418,641
5.00%, 04/16/2023	619,000	664,005
6.50%, 10/16/2024	229,804	261,906
6.00%, 02/20/2029	208,368	235,190
8.39%, 08/16/2029 IO	18,907	5,068
7.50%, 11/20/2029	26,242	30,565
8.50%, 02/16/2030	246,248	292,804
38.51%, 02/16/2030	30,495	49,276
9.00%, 03/16/2030	222,154	272,047
7.29%, 04/16/2030 IO	209,613	42,905
8.00%, 06/20/2030	21,629	25,919
9.00%, 10/20/2030	34,340	39,885
9.00%, 11/16/2030 IO	1,936	293
9.00%, 11/20/2030	20,366	21,902
8.49%, 01/16/2031 IO	12,759	3,542
8.34%, 03/16/2031 IO	10,035	3,539
20.47%, 03/17/2031	108,300	180,368
7.84%, 08/16/2031 IO	21,355	7,461
8.04%, 08/16/2031 IO	24,135	8,014
7.18%, 01/16/2032 IO	26,578	7,696
0.57%, 03/20/2032	106,369	106,870
7.74%, 04/16/2032 IO	101,999	23,902
11.61%, 04/16/2032	9,108	12,553
9.00%, 06/16/2032	3,233	4,109
6.50%, 06/20/2032	96,606	113,372
6.50%, 06/20/2032	380,897	443,433
6.50%, 07/16/2032	111,968	132,353
6.00%, 07/20/2032	39,839	45,133
6.50%, 07/20/2032	130,775	154,503
6.50%, 07/20/2032	192,758	223,605
7.48%, 08/20/2032 IO	38,250	2,156
6.73%, 10/20/2032 IO	293,339	9,445
14.32%, 11/17/2032	29,953	37,295
6.00%, 11/20/2032	146,000	173,472
0.00%, 12/20/2032 PO	211,906	207,386
13.07%, 12/20/2032	2,284	2,322
5.50%, 01/16/2033	727,094	833,009

0.00%, 01/17/2033 PO	4,602	4,600
6.50%, 01/20/2033	211,214	241,550
7.49%, 02/16/2033 IO	102,473	19,032
0.00%, 02/17/2033 PO	78,093	76,349
7.48%, 02/20/2033 IO	44,266	12,390
0.00%, 03/16/2033 PO	15,197	13,963
7.43%, 03/17/2033	29,123	32,242
6.50%, 03/20/2033	115,068	131,483
6.50%, 03/20/2033	326,000	379,860
5.50%, 04/20/2033	452,285	511,495
6.50%, 05/20/2033	116,000	135,733
0.00%, 06/16/2033 PO	75,910	70,736
6.00%, 09/16/2033	266,099	300,964
0.00%, 10/20/2033 PO	11,998	10,871
5.82%, 10/20/2033	285,448	325,236
6.34%, 11/16/2033 IO	173,313	32,246
6.34%, 12/16/2033 IO	144,342	31,240
5.50%, 03/16/2034	5,196,112	6,074,084
6.29%, 03/16/2034 IO	139,361	9,053
19.09%, 04/16/2034	65,396	98,980
16.26%, 05/18/2034	48,188	55,904
0.00%, 06/20/2034 PO	139,140	129,115
6.00%, 06/20/2034	503,803	570,269
14.42%, 08/17/2034	79,932	100,978
5.74%, 08/20/2034	146,574	166,279
6.34%, 09/16/2034 IO	494,893	96,697
7.00%, 09/20/2034	66,167	78,160
28.40%, 09/20/2034	66,167	116,699
13.80%, 10/16/2034	20,905	25,909
23.62%, 10/16/2034	49,201	76,052
5.88%, 10/20/2034 IO	812,076	133,598
11.77%, 10/20/2034	32,593	38,415
5.86%, 11/20/2034 IO	410,438	68,514
6.53%, 01/20/2035 IO	573,526	105,050
15.93%, 06/17/2035	274,039	391,734
6.58%, 06/20/2035	306,892	352,186
5.50%, 07/20/2035 IO	60,450	12,000
20.14%, 08/16/2035	27,736	42,590
0.00%, 08/20/2035 PO	359,935	331,720
21.91%, 08/20/2035	3,093	4,279
5.50%, 09/20/2035	356,602	402,722
6.08%, 09/20/2035 IO	1,218,662	236,854
0.00%, 10/20/2035 PO	63,244	59,268
0.00%, 11/20/2035 PO	103,612	96,765
6.00%, 12/20/2035 IO	110,445	21,325
5.75%, 02/20/2036	98,795	106,825
0.00%, 03/20/2036 PO	98,169	90,949
0.00%, 05/20/2036 PO	135,230	125,230
6.28%, 06/20/2036 IO	23,541	2,709
0.00%, 07/20/2036 PO	20,329	18,730
6.48%, 07/20/2036 IO	154,537	9,879
6.50%, 07/20/2036	550,405	644,330
6.50%, 08/20/2036	748,412	880,163
5.56%, 10/20/2036	254,289	288,679
6.48%, 10/20/2036 IO	185,131	36,177

6.58%, 11/20/2036 IO	317,301	60,197
5.94%, 02/20/2037	99,746	111,961
0.00%, 03/20/2037 PO	414,528	393,204
5.98%, 03/20/2037 IO	284,958	47,928
0.00%, 04/16/2037 PO	176,920	162,374
6.60%, 04/16/2037 IO	455,953	96,550
5.98%, 04/20/2037 IO	183,485	31,132
6.11%, 04/20/2037	208,231	235,169
0.51%, 05/16/2037	107,509	107,849
0.00%, 05/20/2037 PO	30,510	28,276
5.98%, 05/20/2037 IO	377,391	71,208
5.98%, 05/20/2037 IO	340,170	61,585
0.00%, 06/16/2037 PO	64,440	59,683
0.00%, 06/16/2037 PO	480,811	442,501
6.26%, 06/16/2037 IO	276,323	53,315
6.03%, 06/20/2037 IO	304,849	50,733
6.42%, 07/20/2037 IO	404,959	84,854
6.46%, 07/20/2037 IO	429,554	81,622
6.53%, 07/20/2037 IO	279,312	52,030
6.56%, 08/20/2037 IO	110,557	19,071
0.00%, 09/20/2037 PO	77,705	74,397
6.33%, 09/20/2037 IO	259,255	50,051
19.56%, 09/20/2037	77,797	113,199
5.50%, 10/16/2037 IO	516,676	60,312
12.97%, 10/20/2037	48,236	64,809
0.00%, 11/16/2037 PO	563,905	489,326
6.33%, 11/16/2037 IO	274,228	47,761
5.50%, 11/20/2037	21,959	23,024
5.78%, 11/20/2037 IO	314,979	52,602
6.28%, 11/20/2037 IO	611,022	113,369
6.29%, 11/20/2037 IO	345,631	63,135
6.33%, 11/20/2037 IO	281,217	52,832
19.30%, 11/20/2037	35,032	53,823
6.33%, 12/20/2037 IO	454,509	85,290
0.00%, 01/20/2038 PO	21,652	20,015
0.00%, 01/20/2038 PO	53,401	53,367
5.50%, 02/20/2038 IO	77,368	13,327
5.78%, 02/20/2038 IO	2,668,581	453,361
7.49%, 04/16/2038 IO	154,053	38,953
6.08%, 04/20/2038 IO	434,523	74,761
6.19%, 05/16/2038 IO	1,264,084	251,584
5.98%, 06/20/2038 IO	114,529	18,509
6.00%, 06/20/2038	226,929	259,634
1.04%, 07/20/2038	783,499	800,100
5.75%, 07/20/2038	479,162	518,249
5.93%, 07/20/2038 IO	414,479	59,203
5.57%, 08/20/2038	595,350	680,810
5.78%, 08/20/2038 IO	154,739	22,695
5.68%, 09/20/2038 IO	475,911	72,686
5.98%, 09/20/2038 IO	967,350	162,560
7.38%, 09/20/2038 IO	208,962	43,884
6.10%, 11/20/2038	347,483	395,881
6.19%, 12/16/2038 IO	197,416	16,185
5.48%, 12/20/2038 IO	499,888	76,521
5.78%, 12/20/2038 IO	282,087	44,739

5.85%, 12/20/2038	1,151,033	1,316,132
6.00%, 12/20/2038 IO	148,099	20,128
7.08%, 12/20/2038 IO	902,829	183,385
5.47%, 01/20/2039	1,830,108	2,040,876
5.89%, 02/16/2039 IO	244,867	36,269
5.94%, 02/16/2039 IO	366,003	55,264
5.73%, 02/20/2039 IO	432,277	66,272
5.82%, 02/20/2039 IO	253,681	38,577
6.08%, 03/20/2039 IO	246,571	19,644
6.08%, 03/20/2039 IO	464,305	63,296
6.50%, 03/20/2039 IO	127,356	29,275
6.50%, 03/20/2039 IO	275,081	49,310
6.05%, 04/20/2039 IO	782,187	119,782
5.50%, 05/20/2039 IO	95,951	15,809
6.00%, 05/20/2039 IO	127,624	26,392
6.19%, 06/16/2039 IO	1,031,947	98,668
5.73%, 06/20/2039 IO	405,293	56,469
5.86%, 06/20/2039 IO	594,217	91,115
5.89%, 07/16/2039 IO	719,125	91,970
6.04%, 08/16/2039 IO	602,785	104,869
7.00%, 08/16/2039	267,376	304,421
5.50%, 09/20/2039	317,000	375,240
5.87%, 09/20/2039 IO	944,575	154,246
6.19%, 11/16/2039 IO	809,423	143,509
6.00%, 12/20/2039	600,053	632,372
5.23%, 06/20/2040	333,086	373,589
5.53%, 07/20/2040	481,158	546,816
7.00%, 10/16/2040	1,003,667	1,191,731
0.00%, 12/20/2040 PO	1,433,811	1,290,850
6.38%, 05/20/2041 IO	675,069	146,588
4.67%, 09/20/2041	708,492	769,401
4.69%, 10/20/2041	1,316,088	1,431,570
4.53%, 11/16/2041	687,923	754,665
3.00%, 12/20/2041	1,000,000	995,285
3.75%, 01/20/2042	732,783	772,369
3.98%, 09/16/2042	496,166	522,521
4.70%, 10/20/2042	2,796,867	3,044,449
4.70%, 11/20/2042	359,067	391,777
4.51%, 04/20/2043	392,909	423,373
0.64%, 11/20/2059	1,582,550	1,585,297
0.67%, 01/20/2060	897,178	899,028
0.64%, 03/20/2060	1,055,118	1,057,263
0.62%, 04/20/2060	2,574,001	2,574,431
5.24%, 07/20/2060	3,029,241	3,339,487
0.49%, 08/20/2060	607,653	607,802
0.66%, 01/20/2061	3,966,540	3,970,193
0.69%, 03/20/2061	3,120,410	3,115,252
0.84%, 05/20/2061	3,721,803	3,734,561
0.89%, 05/20/2061	3,649,372	3,663,849
0.66%, 08/20/2061	780,912	781,664
0.74%, 10/20/2061	1,867,327	1,871,854
0.74%, 12/20/2061	8,262,055	8,290,914
0.74%, 04/20/2062	669,030	670,782
0.89%, 04/20/2062	1,257,550	1,267,745
0.64%, 05/20/2062	1,173,449	1,175,616

2.00%, 06/20/2062	382,642	389,017
0.74%, 07/20/2062	2,729,133	2,735,110
0.77%, 09/20/2062	4,159,242	4,170,847
0.78%, 09/20/2062	1,178,481	1,182,009
0.69%, 10/20/2062	1,182,789	1,184,376
0.71%, 10/20/2062	3,429,028	3,438,211
0.79%, 10/20/2062	524,177	526,507
0.49%, 11/20/2062	224,285	224,319
0.53%, 12/20/2062	3,327,973	3,314,275
0.51%, 01/20/2063	1,451,916	1,438,510
0.69%, 01/20/2063	1,352,318	1,354,148
1.65%, 01/20/2063	3,343,460	3,365,193
0.61%, 02/20/2063	341,963	341,063
0.64%, 02/20/2063	1,834,340	1,834,751
1.65%, 02/20/2063	4,492,344	4,521,777
0.60%, 03/20/2063	1,367,374	1,359,910
0.66%, 03/20/2063	429,017	427,830
1.75%, 03/20/2063	1,088,925	1,101,618
1.65%, 04/20/2063	1,355,211	1,363,180
0.66%, 06/20/2063	3,555,998	3,559,665
0.69%, 01/20/2064	4,690,408	4,698,428
0.84%, 01/20/2064	3,600,986	3,619,787
0.84%, 02/20/2064	7,408,895	7,447,340
0.88%, 02/20/2064	4,223,460	4,260,174
0.84%, 03/20/2064	4,229,340	4,248,363
0.79%, 04/20/2064	4,352,594	4,368,994
0.79%, 04/20/2064	4,590,309	4,603,621
0.79%, 05/20/2064	7,535,799	7,565,294
0.69%, 06/20/2064	3,162,809	3,157,403
0.66%, 07/20/2064	4,899,401	4,885,144
0.69%, 07/20/2064	2,529,926	2,525,628
0.69%, 07/20/2064	3,313,005	3,307,336
0.66%, 09/20/2064	4,788,265	4,772,119
0.79%, 10/20/2064	1,961,814	1,969,812
0.00%, 02/20/2065	3,190,497	3,194,600
0.67%, 02/20/2065	4,968,153	4,971,238
0.67%, 03/20/2065	9,993,140	9,993,250
0.67%, 04/20/2065	6,996,914	6,997,089
0.64%, 06/20/2065	2,460,567	2,452,922
0.63%, 07/20/2065	4,028,613	4,000,558
0.66%, 08/20/2065	782,836	780,340
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,320,479) (b)	1,323,446	1,349,900
2.77%, 11/10/2045	13,211,562	13,282,231
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,222,955) (b)	4,200,000	4,407,673
GS Mortgage Securities Corp Trust 2012-SHOP
1.44%, 06/05/2031 IO (Acquired 10/28/2013, Cost $409,122) (b)	7,793,000	349,321
2.93%, 06/05/2031 (Acquired 02/12/2013, Cost $1,457,907) (b)	1,415,000	1,461,149
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,105) (b)	505,000	512,607
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,034,900	1,034,939
GS Mortgage Securities Trust 2006-GG8
0.78%, 11/10/2039 IO (Acquired 10/28/2013, Cost $169,656) (b)	11,784,294	46,925

GS Mortgage Securities Trust 2011-GC5
5.47%, 08/10/2044 (Acquired 03/27/2014, Cost $510,603) (b)	500,000	513,998
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,339,357
GS Mortgage Securities Trust 2013-GC16
1.70%, 11/10/2046 IO	25,521,640	1,756,680
GS Mortgage Securities Trust 2013-GCJ14
1.03%, 08/10/2046 IO	29,770,732	1,302,916
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,799,976
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,205,816
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,051,489
3.40%, 02/10/2048	100,000	101,722
GSMPS Mortgage Loan Trust 2004-4
0.59%, 06/25/2034 (Acquired 10/28/2013, Cost $78,211) (b)	86,653	75,576
GSMPS Mortgage Loan Trust 2005-RP2
0.54%, 03/25/2035 (Acquired 10/28/2013, Cost $141,052) (b)	159,805	136,981
GSMPS Mortgage Loan Trust 2005-RP3
0.54%, 09/25/2035 (Acquired 10/28/2013, Cost $841,344) (b)	969,870	825,649
4.64%, 09/25/2035 IO (Acquired 10/28/2013, Cost $102,210) (b)	715,051	91,008
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $616,127) (b)	568,000	578,790
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	56,691	59,069
GSR Mortgage Loan Trust 2003-6F
0.59%, 09/25/2032	26,489	25,027
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	132,184	137,027
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	210,743	217,583
6.50%, 05/25/2034	135,624	146,037
GSR Mortgage Loan Trust 2005-5F
0.69%, 06/25/2035	67,780	65,982
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	326,697	340,429
GSR Mortgage Loan Trust 2005-AR6
2.73%, 09/25/2035	24,449	24,558
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	186,531	177,977
6.00%, 02/25/2036	672,806	602,941
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	561,138	553,508
HILT 2014-ORL Mortgage Trust
1.10%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,600,524) (b)	1,600,000	1,570,472
Impac CMB Trust Series 2004-4
5.01%, 09/25/2034	16,237	15,990
Impac CMB Trust Series 2004-7
0.93%, 11/25/2034	1,905,205	1,809,798
Impac CMB Trust Series 2005-4
0.49%, 05/25/2035	214,459	210,536
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	121,410	124,209
0.99%, 11/25/2034	6,216	6,150

Impac Secured Assets Trust 2006-1
0.54%, 05/25/2036	597,508	578,671
Impac Secured Assets Trust 2006-2
0.54%, 08/25/2036	672,010	655,915
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	319,983	328,296
JP Morgan Alternative Loan Trust
2.56%, 03/25/2036 (f)	59,050	49,371
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.08%, 08/12/2037 IO (Acquired 10/28/2013, Cost $89,125) (b)	10,719,089	14,128
5.59%, 08/12/2037	147,207	147,204
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.11%, 12/15/2044 IO (Acquired 10/28/2013, Cost $110,644) (b)	22,939,050	13,557
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.41%, 06/12/2043 IO	34,195,939	53,824
5.81%, 06/12/2043	173,817	176,049
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	165,349	168,901
5.55%, 05/12/2045	1,084,424	1,112,362
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	149,309	151,628
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.36%, 05/15/2047	221,264	219,274
5.34%, 05/15/2047	413,000	412,769
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	153,329	162,084
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.88%, 02/12/2049	1,572,751	1,661,544
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.19%, 02/15/2051 IO	29,143,716	46,601
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,880,652
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,247,296
JP Morgan Mortgage Trust 2004-A3
2.71%, 07/25/2034	87,596	90,311
JP Morgan Mortgage Trust 2004-A4
2.81%, 09/25/2034	109,139	111,799
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	48,218	49,838
JP Morgan Mortgage Trust 2005-A1
2.67%, 02/25/2035	265,092	270,701
JP Morgan Mortgage Trust 2005-A4
2.52%, 07/25/2035	305,904	302,602
JP Morgan Mortgage Trust 2006-A2
2.52%, 11/25/2033	991,614	994,573
2.72%, 08/25/2034	1,724,084	1,729,772
JP Morgan Mortgage Trust 2006-A3
2.74%, 08/25/2034	222,476	223,674
JP Morgan Mortgage Trust 2006-A7
2.62%, 01/25/2037	154,869	135,854
2.62%, 01/25/2037	271,662	238,308
JP Morgan Mortgage Trust 2007-A1
2.62%, 07/25/2035	180,706	181,008
2.62%, 07/25/2035	2,756,519	2,797,856

JP Morgan Mortgage Trust 2007-A2
2.60%, 04/25/2037	550,400	481,984
JP Morgan Resecuritization Trust Series 2009-6
2.66%, 09/26/2036 (Acquired 10/28/2013, Cost $175,170) (b)	173,822	175,012
JP Morgan Resecuritization Trust Series 2010-4
1.99%, 08/26/2035 (Acquired 10/28/2013, Cost $56,952) (b)	57,031	56,894
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,112,765
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	538,000	567,174
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,238,693
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,363,064
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,292,595
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.61%, 05/15/2048	1,015,061	1,054,236
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	1,000,000	1,053,664
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039 IO (Acquired 10/28/2013, Cost $188,295) (b)	6,470,771	140,537
KGS-Alpha SBA COOF Trust 2014-2
3.25%, 04/25/2040 IO (Acquired 10/21/2014, Cost $454,269) (b)	2,848,362	403,666
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $976,285) (b)	1,027,000	1,076,500
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	193,399	193,694
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%, 06/15/2038	136,991	139,465
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	510,391
LB-UBS Commercial Mortgage Trust 2007-C2
0.74%, 02/15/2040 IO	13,050,754	100,908
5.39%, 02/15/2040	14,437,279	15,166,622
5.43%, 02/15/2040	621,848	647,915
Lehman Mortgage Trust 2006-2
6.01%, 04/25/2036	109,239	97,670
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	102,166	92,921
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	547,996	437,713
Luminent Mortgage Trust 2005-1
0.45%, 11/25/2035	3,096,673	2,793,020
LVII Resecuritization Trust 2009-3
5.25%, 11/27/2037 (Acquired 10/28/2013, Cost $981,468) (b)	962,133	993,210
MASTR Adjustable Rate Mortgages Trust 2004-13
2.71%, 04/21/2034	451,215	453,380
MASTR Adjustable Rate Mortgages Trust 2004-15
3.14%, 12/25/2034	64,331	63,853
MASTR Adjustable Rate Mortgages Trust 2004-3
2.37%, 04/25/2034	105,463	98,818
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	491,110	523,009
MASTR Alternative Loan Trust 2003-9

6.00%, 12/25/2033	170,010	173,732
6.00%, 01/25/2034	29,744	30,109
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	42,212	42,765
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	26,001	26,376
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	593,596	615,508
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	2,406	2,460
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	306,518	324,421
6.25%, 04/25/2034	91,168	96,296
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	34,701	35,315
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	62,775	49,361
6.00%, 07/25/2034	35,658	36,284
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	50,058	38,714
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	85,946	88,407
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	2,023,735	2,043,505
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	102,536	99,365
MASTR Asset Securitization Trust
4.50%, 12/25/2018	8,318	8,465
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	12,141	10,892
5.00%, 12/25/2033	31,898	32,315
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	5,900	5,897
4.50%, 03/25/2018	18,730	18,720
5.00%, 03/25/2018	8,727	8,760
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	9,233	9,498
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	13,790	13,082
5.50%, 10/25/2033	20,178	20,183
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	9,728	8,359
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	1,372	1,390
5.25%, 12/26/2033	224,244	233,246
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	9,041	8,984
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	4,951	4,644
4.75%, 08/25/2019	26,510	27,199
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	39,432	40,421
MASTR Reperforming Loan Trust 2005-2
0.54%, 05/25/2035 (Acquired 10/28/2013, Cost $1,141,141) (b)	1,292,495	1,054,481
MASTR Reperforming Loan Trust 2006-2

4.66%, 05/25/2036 (Acquired 10/28/2013, Cost $150,429) (b)	159,421	149,419
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $130,808) (b)	143,312	114,649
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.22%, 06/25/2037	353,295	343,107
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.40%, 08/25/2033	102,792	103,819
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.81%, 10/25/2028	214,611	204,914
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.83%, 10/25/2028	241,325	235,439
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.18%, 12/25/2034	210,748	211,536
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.65%, 04/25/2029	96,154	92,294
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.04%, 07/25/2029	182,914	174,545
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.56%, 08/25/2034	183,601	188,154
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.46%, 02/25/2035	358,469	351,308
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	88,470	88,448
5.55%, 01/12/2044	343,000	344,714
Merrill Lynch Mortgage Trust 2006-C1
5.87%, 05/12/2039	227,000	229,274
ML Trust XLVII
8.99%, 10/20/2020	1,907	2,015
ML-CFC Commercial Mortgage Trust 2006-1
5.65%, 02/12/2039	368,100	370,192
5.70%, 02/12/2039	390,000	393,762
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,876,834	1,932,409
ML-CFC Commercial Mortgage Trust 2006-4
0.80%, 12/12/2049 IO (Acquired 10/28/2013, Cost $409,650) (b)	30,490,530	174,253
5.20%, 12/12/2049	2,000,000	2,074,270
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	676,050
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,243,835
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,598,538
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,365,030
3.67%, 02/15/2047	4,400,000	4,643,351
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	13,259,000	13,611,411
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	6,074,000	6,233,503
3.73%, 05/15/2048	475,000	496,152
Morgan Stanley Capital I Trust 2006-IQ12
0.64%, 12/15/2043 IO (Acquired 10/28/2013, Cost $241,439) (b)	19,417,350	81,281
Morgan Stanley Capital I Trust 2007-HQ11
0.38%, 02/12/2044 IO (Acquired 10/28/2013, Cost $159,031) (b)	33,912,310	81,932
5.42%, 02/12/2044	330,356	344,777

Morgan Stanley Capital I Trust 2007-HQ13
0.62%, 12/15/2044 IO (Acquired 10/28/2013, Cost $121,741) (b)	8,447,019	71,242
Morgan Stanley Capital I Trust 2007-IQ13
0.58%, 03/15/2044 IO (Acquired 10/28/2013, Cost $334,909) (b)	30,807,149	153,019
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	672,337
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	853,332
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015, Cost $1,553,302) (b)	1,500,000	1,554,645
Morgan Stanley Mortgage Loan Trust 2004-3
5.68%, 04/25/2034	421,922	444,629
Morgan Stanley Mortgage Loan Trust 2004-9
5.03%, 10/25/2019	105,013	104,627
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,010,988) (b)	1,182,000	1,071,483
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $2,371,574) (b)	2,357,971	2,342,645
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,229,398) (b)	1,241,028	1,234,823
MortgageIT Trust 2005-1
0.83%, 02/25/2035	152,430	148,700
MortgageIT Trust 2005-2
0.45%, 05/25/2035	2,365,034	2,258,075
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.69%, 06/15/2030	432,858	410,847
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.65%, 12/15/2030	98,823	94,235
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $91,720) (b)	90,127	89,801
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	4,544,729	4,562,667
NCUA Guaranteed Notes Trust 2010-R3
0.76%, 12/08/2020	2,168,393	2,183,559
2.40%, 12/08/2020	402,151	407,754
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	628	632
7.00%, 04/25/2033	11,041	11,443
5.50%, 05/25/2033	37,383	38,461
6.00%, 05/25/2033	23,574	24,314
Nomura Resecuritization Trust 2010-6R
2.65%, 03/26/2036 (Acquired 10/28/2013, Cost $110,465) (b)	110,225	109,660
NorthStar 2013-1
2.05%, 08/25/2029 (Acquired 10/28/2013, Cost $1,099,405) (b)	1,099,405	1,096,216
5.20%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,075,816) (b)	1,071,000	1,069,715
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	723	789
PFP 2015-2 Ltd
1.66%, 07/14/2034 (Acquired 07/28/2015, Cost $1,208,000) (b)	1,208,000	1,208,081
3.46%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (b)	821,000	821,136
4.21%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (b)	730,000	730,122
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	178,618	187,555
Provident Funding Mortgage Loan Trust 2005-1
2.48%, 05/25/2035	76,932	77,630
RAIT 2014-FL3 Trust
1.45%, 12/15/2031 (Acquired 10/23/2014, Cost $1,960,259) (b)	1,960,259	1,955,343

1.99%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,836) (b)	1,489,836	1,481,336
RAIT 2015-FL4 Trust
1.54%, 12/15/2031 (Acquired 05/19/2015, Cost $1,563,267) (b)	1,563,267	1,549,387
1.94%, 12/15/2031 (Acquired 05/19/2015, Cost $966,832) (b)	966,832	965,743
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	14,915	14,971
RALI Series 2002-QS16 Trust
16.22%, 10/25/2017	11,908	12,262
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	48,139	48,498
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	234,581	247,008
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	129,268	129,607
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	4,464	4,460
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	1,006,226	956,105
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	116,880	118,372
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	1,001,411	1,019,071
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	37,214	37,794
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	631,400	664,582
RALI Series 2003-QS3 Trust
16.07%, 02/25/2018	28,529	30,425
RALI Series 2003-QS9 Trust
7.36%, 05/25/2018 IO	74,899	4,946
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	17,976	18,190
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,016,078	1,044,564
RALI Series 2005-QA6 Trust
3.45%, 05/25/2035	277,994	236,228
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	31,908	26,682
RBS Commercial Funding Inc 2013-GSP Trust
3.96%, 01/13/2032 (Acquired 08/19/2015, Cost $1,508,261) (b)	1,441,000	1,523,549
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $488,636) (b)	512,000	520,808
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $498,864) (b)	479,628	515,810
RBSSP Resecuritization Trust 2009-12
5.83%, 11/25/2033 (Acquired 10/28/2013, Cost $643,176) (b)	625,210	656,112
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $144,215) (b)	139,705	146,890
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $197,162) (b)	195,560	198,656
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $232,211) (b)	223,600	230,156
4.00%, 05/26/2037	665,580	671,367
RBSSP Resecuritization Trust 2012-3
0.34%, 09/26/2036	771,834	740,463

RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $761,678) (b)	761,177	774,615
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $13,652) (b)	14,783	12,750
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	37,666	38,748
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	2,632	2,682
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	44,731	45,107
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	3,273,399	3,316,385
Residential Asset Securitization Trust 2005-A2
4.86%, 03/25/2035 IO	1,316,633	179,652
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	135,156	121,780
Resource Capital Corp 2015-CRE4 Ltd
1.60%, 08/15/2032 (Acquired 08/05/2015, Cost $700,000) (b)	700,000	696,500
3.21%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (b)	1,151,000	1,145,245
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	855	849
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	6,725	6,713
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	8,851	8,456
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	23,896	24,093
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	39,513	39,984
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	22,566	19,313
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	28,334	29,030
RFMSI Series 2005-SA4 Trust
2.79%, 09/25/2035	116,026	96,555
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033 PO	2,272	2,016
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $1,273,930) (b)	1,274,895	1,274,696
Sequoia Mortgage Trust 2004-10
0.84%, 11/20/2034	97,433	93,200
Sequoia Mortgage Trust 2004-11
0.52%, 12/20/2034	312,439	303,380
Sequoia Mortgage Trust 2004-12
0.76%, 01/20/2035	267,306	244,998
Sequoia Mortgage Trust 2004-8
0.92%, 09/20/2034	1,715,618	1,633,315
1.27%, 09/20/2034	314,537	304,281
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $1,269,257) (b)	1,269,268	1,268,924
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $986,054) (b)	996,000	996,459
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $572,458) (b)	584,000	584,632
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,855) (b)	496,000	496,798
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $222,877) (b)	221,000	221,451
Springleaf Mortgage Loan Trust 2013-1

1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,064,842) (b)	1,076,501	1,075,526
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,086,113) (b)	1,121,000	1,123,955
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $795,669) (b)	817,000	819,320
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $660,702) (b)	688,000	691,796
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,408,289) (b)	1,414,854	1,415,812
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $876,953) (b)	899,000	909,240
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,685) (b)	1,262,000	1,282,201
Structured Adjustable Rate Mortgage Loan Trust
2.36%, 06/25/2034	87,861	87,466
2.45%, 06/25/2034	987,779	986,763
Structured Asset Mortgage Investments II Trust 2004-AR5
0.88%, 10/19/2034	264,645	253,082
Structured Asset Mortgage Investments II Trust 2005-AR5
0.47%, 07/19/2035	955,478	912,134
Structured Asset Mortgage Investments Trust 2003-CL1
0.59%, 07/25/2032	849,805	806,202
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	68,154	69,176
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	37,241	39,116
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.27%, 11/25/2033	30,278	30,632
Structured Asset Securities Corp
2.58%, 12/25/2033	2,585,974	2,547,955
3.86%, 12/25/2033	325,960	326,971
5.56%, 02/25/2034	326,877	347,064
0.54%, 06/25/2035 (Acquired 10/28/2013, Cost $105,588) (b)	123,840	100,118
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	790,605	812,640
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	362,692	370,087
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.54%, 11/25/2033	104,422	103,148
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.04%, 01/25/2035	5,802,718	5,978,128
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	78,033	79,128
Thornburg Mortgage Securities Trust 2003-4
0.83%, 09/25/2043	1,322,847	1,277,250
Thornburg Mortgage Securities Trust 2003-5
2.28%, 10/25/2043	7,512,438	7,554,582
Thornburg Mortgage Securities Trust 2004-4
2.00%, 12/25/2044	710,268	702,195
Thornburg Mortgage Securities Trust 2005-1
2.24%, 04/25/2045	2,261,924	2,271,322
UBS Commercial Mortgage Trust 2012-C1
2.43%, 05/10/2045 IO (Acquired 10/28/2013, Cost $232,160) (b)	1,931,035	200,882
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,759,812) (b)	1,787,000	1,883,687
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.88%, 05/10/2063 IO (Acquired 10/28/2013, Cost $626,800) (b)	7,489,632	508,464
3.53%, 05/10/2063	1,073,000	1,130,769
UBS-Barclays Commercial Mortgage Trust 2013-C6

3.24%, 04/10/2046	271,000	278,749
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	602,292	684,634
Vendee Mortgage Trust 1994-1
5.57%, 02/15/2024	136,042	149,665
6.50%, 02/15/2024	450,253	511,334
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	205,166	238,530
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	95,235	109,775
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	287,934	339,831
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	190,401	228,960
VML 2014-NPL1 LLC
3.88%, 04/25/2054 (Acquired 11/26/2014, Cost $849,303) (b)	849,303	845,906
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,203,586) (b)	2,283,000	2,312,163
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,556,830) (b)	2,500,000	2,675,363
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.22%, 01/15/2041	130,150	129,985
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.45%, 10/15/2044	4,048,395	4,044,970
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.47%, 01/15/2045	5,360,000	5,391,201
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.26%, 03/15/2045 IO (Acquired 10/28/2013, Cost $259,287) (b)	62,553,667	16,076
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.90%, 06/15/2049	5,696,368	6,013,331
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.52%, 10/25/2033	565,410	572,639
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.41%, 08/25/2033	186,420	187,289
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.52%, 09/25/2033	983,617	995,168
2.56%, 09/25/2033	186,703	185,562
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	176,205	182,181
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	11,769	11,917
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.74%, 12/25/2018	30,123	29,312
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.93%, 06/25/2033	47,124	57,754
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	59,958	60,472
4.50%, 09/25/2018	19,997	20,171
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	12,921	10,264
5.25%, 10/25/2033	667,114	684,591
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.46%, 06/25/2034	5,803,954	5,872,968
2.46%, 06/25/2034	327,046	330,935
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust

5.00%, 06/25/2019	64,024	65,444
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	77,613	78,982
5.50%, 08/25/2019	169,480	173,617
6.00%, 08/25/2034	1,277,809	1,364,686
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	25,978	26,810
6.00%, 10/25/2019	25,549	26,631
6.50%, 10/25/2034	5,015,824	5,469,952
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	42,010	43,309
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	104,493	106,591
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	614,991	643,018
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	150,581	157,425
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.47%, 09/25/2036	26,488	18,990
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.40%, 08/25/2046	128,958	110,517
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	21,181	15,144
5.50%, 03/25/2035	247,710	248,455
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.81%, 04/25/2035 IO	347,143	43,659
4.86%, 04/25/2035 IO	1,387,171	204,080
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	489,435	464,393
5.50%, 06/25/2035 IO	464,341	97,563
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	100,243	95,702
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	41,725	37,931
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.69%, 03/25/2018	9,606	9,506
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	2,897	2,189
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	16,261	14,498
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	56,371	51,154
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,517,951) (b)	1,548,000	1,572,595
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	8,800,000	8,921,018
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,149,530
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	757,814
Wells Fargo Commercial Mortgage Trust 2015-Lc22
3.84%, 09/15/2058	1,026,000	1,079,577
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,375,465
Wells Fargo Commercial Mortgage Trust 2015-NXS3

3.62%, 09/15/2057	858,000	883,683
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	819,000	860,860
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.54%, 11/25/2033	371,732	373,912
2.54%, 11/25/2033	14,260	14,513
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.57%, 11/25/2033	52,684	52,521
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	81,687	83,987
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.50%, 02/25/2034	115,912	115,675
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.66%, 12/25/2034	343,839	346,818
2.66%, 12/25/2034	112,232	113,205
2.71%, 12/25/2034	207,528	211,050
2.71%, 12/25/2034	305,059	306,816
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.65%, 07/25/2034	486,662	491,988
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.74%, 09/25/2034	1,395,609	1,400,876
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.72%, 10/25/2034	217,182	219,333
2.72%, 10/25/2034	278,558	282,713
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 11/25/2035 PO	35,676	30,133
5.50%, 11/25/2035	145,889	154,226
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
2.68%, 06/25/2035	8,501,985	8,652,879
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.73%, 03/25/2035	3,228,555	3,252,779
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.66%, 06/25/2035	278,942	280,325
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	371,449	367,991
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	66,173	66,327
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $352,486) (b)	351,181	345,914
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $656,418) (b)	657,679	657,679
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,122,593) (b)	1,059,000	1,160,023
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	70,828	70,832
3.44%, 04/15/2045	9,470,780	9,942,093
WFRBS Commercial Mortgage Trust 2013-C11
4.32%, 03/15/2045 (Acquired 08/04/2014, Cost $286,255) (b)	300,000	283,762
WFRBS Commercial Mortgage Trust 2014-C20
4.00%, 05/15/2047	605,000	648,715
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,324,786
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,694,782
WFRBS Commercial Mortgage Trust 2014-C24

3.32%, 11/15/2047	5,000,000	5,186,700
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,570,950
Total Mortgage Backed Obligations (Cost $3,557,769,847)		$3,623,373,509
Total Bonds & Notes (Cost $9,757,983,557)		$9,889,775,537
	Shares
SHORT-TERM INVESTMENTS - 9.18%
Money Market Funds - 9.18%
Fidelity Institutional Money Market Funds - Institutional Class, 0.01% (g)	473,850,377	$473,850,377
Goldman Sachs Financial Square Funds - Institutional Class, 0.01% (g)	445,461,112	445,461,112
Total Short-Term Investments (Cost $919,311,489)		$919,311,489

TOTAL INVESTMENTS IN SECURITIES - 107.93%
(Cost $10,677,295,046)		$10,809,087,026
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.93)%		(793,828,543)
TOTAL NET ASSETS - 100.00%		$10,015,258,483

PO	Principal Only Strip
IO	Interest Only Strip

Percentages are stated as a percent of net assets.

(a)	Security is treated as illiquid by the Fund. The value of these securities totals $15,548,509, which represents 0.16% of total net assets.

(b)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,207,175,999, which represents 12.05% of total net assets.

(c)	Inflation protected security. The value of these securities totals $83,536,867, which represents 0.83% of total net assets.

(d)	Delayed delivery security. The value of these securities totals $464,750,058, which represents 4.64% of total net assets.

(e)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $757,566, which represents 0.01% of total net assets.

(f)	Security in default. The value of these securities totals $5,345,463, which represents 0.05% of total net assets.

(g)	Partially assigned as collateral for certain delayed delivery securities.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments (Unaudited)
September 30, 2015

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation
(231)	U.S. Ultra Bond Future	JP Morgan	Dec. 2015	$(37,031,632)	$(37,053,844)	$(22,212)
420	U.S. 5 Year Note Future	JP Morgan	Dec. 2015	50,549,157	50,616,562	67,405
1,656	U.S. 2 Year Note Future	JP Morgan	Dec. 2015	362,190,350	362,715,750	525,400
187	U.S. Long Bond Future	JP Morgan	Dec. 2015	29,108,997	29,423,280	314,283
(805)	U.S. 10 Year Note Future	JP Morgan	Dec. 2015	(103,451,361)	(103,631,172)	(179,811)
						$705,065

	Bridge Builder Core Bond Fund
	Schedule of Securities Sold Short
	September 30, 2015 (Unaudited)

		Principal
		Amount	Value
	Mortgage Backed Obligations
	Fannie Mae
	3.50%, 10/01/2040 (a)	$(1,500,000)	$(1,565,274)
	4.00%, 11/15/2043 (a)	(7,500,000)	(7,986,915)
	Total Securities Sold Short (Proceeds Received $9,532,500)		$(9,552,189)

(a)	Security is a shorted delayed delivery security.

Bridge Builder Core Plus Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.49%
Asset-Backed Obligations - 5.96%
ABFC 2007-NC1 Trust
0.49%, 05/25/2037 (Acquired 09/03/2015, Cost $2,948,468) (b)	$4,000,000	$2,936,255
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
0.85%, 11/25/2035	1,827,073	1,798,649
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,452,813
1.63%, 05/15/2020	1,670,000	1,669,843
American Homes 4 Rent 2015-SFR2 Trust
5.04%, 10/17/2045 (Acquired 09/11/2015, Cost $222,994) (b)	223,000	225,468
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	1,645,000	1,643,246
AmeriCredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,664,669
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,889,034
Ameriquest Mortgage Securities Trust 2004-R8
1.15%, 09/25/2034	3,939,899	3,926,223
Ameriquest Mortgage Securities Trust 2006-R2
0.37%, 04/25/2036	3,187,265	3,128,887
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (Acquired 07/15/2015, Cost $1,655,363) (b)	1,645,000	1,669,190
2.97%, 02/20/2020 (Acquired 08/26/2015, Cost $1,026,734) (b)	1,000,000	1,029,769
BA Credit Card Trust
0.48%, 09/16/2019	1,750,000	1,748,985
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022	1,705,000	1,721,075
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	2,370,000	2,371,069
Cabela’s Credit Card Master Note Trust
2.26%, 03/15/2023	1,465,000	1,483,453
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,207,079
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	553,000	556,191
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	2,385,000	2,393,181
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,600,000	1,606,618
CarMax Auto Owner Trust 2014-3
1.16%, 06/17/2019	1,100,000	1,101,495
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,969) (b)	650,000	649,935
Cedar Funding III CLO Ltd.
1.86%, 05/20/2026	1,660,000	1,648,850
Chase Issuance Trust
0.41%, 05/15/2018	1,680,000	1,679,553
1.15%, 01/15/2019	3,000,000	3,008,901
Citibank Credit Card Issuance Trust
0.40%, 05/09/2018	1,680,000	1,679,666
1.02%, 02/22/2019	5,335,000	5,340,303
CKE Restaurant Holdings, Inc.

4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,190,314) (b)	2,131,938	2,208,103
CLI Funding V, LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $1,187,645) (b)	1,180,833	1,191,632
CNH Equipment Trust 2013-A
1.01%, 02/18/2020	1,450,000	1,446,521
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	801,142
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,052,028
Colony American Homes 2014-1
2.40%, 05/17/2031 (Acquired 07/21/2015, Cost $1,486,256) (b)	1,500,000	1,461,355
DB Master Finance, LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/15/2015, Cost $697,362) (b)	696,500	700,554
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $1,094,242) (b)	1,099,987	1,097,792
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $381,139) (b)	380,759	384,662
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $629,422) (b)	629,480	635,314
Domino’s Pizza Master Issuer, LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 07/29/2015, Cost $3,095,711) (b)	2,992,476	3,082,224
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $841,557) (b)	845,000	847,268
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,882) (b)	825,000	820,927
Dryden XXXI Senior Loan Fund
1.64%, 04/18/2026	1,665,000	1,646,352
Enterprise Fleet Financing, LLC
2.09%, 02/22/2021 (Acquired 07/22/2015, Cost $719,928) (b)	720,000	726,317
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,980) (b)	270,000	273,069
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,760) (b)	100,000	100,076
Flatiron CLO 2014-1 Ltd.
1.67%, 07/17/2026	1,660,000	1,645,890
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,107,749
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	2,400,000	2,400,804
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	445,000	445,458
Ford Credit Floorplan Master Owner Trust A
1.92%, 01/15/2019	869,000	877,488
HOA Funding, LLC
4.85%, 08/20/2044 (Acquired 07/15/2015, Cost $462,500) (b)	470,400	467,782
Honda Auto Receivables 2013-4 Owner Trust
0.69%, 09/18/2017	1,788,337	1,787,298
Honda Auto Receivables 2014-1 Owner Trust
0.67%, 11/21/2017	1,670,000	1,667,842
HSI Asset Securitization Corp. Trust 2006-OPT1
0.41%, 12/25/2035	3,322,269	3,263,126
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,676,757) (b)	1,675,000	1,687,807
Invitation Homes 2013-SFR1 Trust
2.40%, 12/17/2030 (Acquired 08/05/2015, Cost $893,901) (b)	905,000	885,533
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	315,773
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $484,332) (b)	485,000	484,743

Mercedes Benz Auto Lease Trust 2015-A
1.21%, 10/15/2020	1,500,000	1,504,395
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $2,098,303) (b)	2,098,458	2,114,132
Nelnet Student Loan Trust 2008-3
1.98%, 11/25/2024	335,000	336,251
New Century Home Equity Loan Trust 2005-3
0.68%, 07/25/2035	1,875,000	1,811,291
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	2,370,000	2,370,694
Nissan Auto Receivables 2015-A Owner Trust
0.67%, 09/15/2017	1,690,000	1,689,452
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $449,765) (b)	449,765	447,899
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,999) (b)	1,400,000	1,396,828
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (Acquired 09/24/2015, Cost $709,849) (b)	710,000	709,849
Option One Mortgage Loan Trust 2005-2
0.85%, 05/25/2035	1,495,654	1,435,646
Option One Mortgage Loan Trust 2005-3
0.66%, 08/25/2035	2,622,417	2,599,823
RAMP Series 2005-RS5 Trust
0.63%, 05/25/2035	3,385,100	3,346,273
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	944,569
Sierra Timeshare 2015-2 Receivables Funding, LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $1,467,380) (b)	1,473,830	1,469,569
SLM Student Loan Trust 2012-3
0.84%, 12/26/2025	1,994,519	1,957,116
SLM Student Loan Trust 2013-2
0.64%, 09/25/2026	3,840,825	3,730,243
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,356) (b)	360,000	365,210
SoFi Professional Loan Program 2015-B, LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,245,948) (b)	1,250,000	1,240,829
SoFi Professional Loan Program 2015-C, LLC
3.58%, 08/25/2036 (Acquired 07/29/2015, Cost $1,019,568) (b)	1,025,000	1,013,730
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,679,290
2.21%, 09/15/2022	1,700,000	1,706,281
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 09/02/2015, Cost $598,599) (b)	598,877	597,962
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $432,706) (b)	433,915	432,618
VOLT XXXVIII, LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $599,499) (b)	600,000	599,496
Wendys Funding, LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 07/29/2015, Cost $3,493,232) (b)	3,505,000	3,521,544
Wheels SPV 2, LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $1,979,827) (b)	1,985,000	1,980,722
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,453,798
Total Asset-Backed Obligations (Cost $133,115,215)		$133,198,539

Corporate Bonds - 32.16%
Basic Materials - 1.02%
Albemarle Corp.
4.15%, 12/01/2024	$1,402,000	$1,406,960

5.45%, 12/01/2044	1,109,000	1,124,402
Alcoa, Inc.
6.15%, 08/15/2020	1,630,000	1,658,525
5.13%, 10/01/2024	75,000	71,812
Allegheny Technologies, Inc.
5.95%, 01/15/2021	2,150,000	1,935,000
Anglo American Capital Plc
4.88%, 05/14/2025 (Acquired 07/15/2015 through 07/23/2015, Cost $592,777) (b)	635,000	508,692
Ashland, Inc.
3.88%, 04/15/2018	1,353,000	1,363,148
6.88%, 05/15/2043	433,000	402,690
Barrick Gold Corp.
4.10%, 05/01/2023	1,600,000	1,431,370
Freeport-McMoRan Inc
4.55%, 11/14/2024	2,900,000	2,160,500
Georgia-Pacific, LLC
3.16%, 11/15/2021 (Acquired 07/13/2015, Cost $1,843,340) (b)	1,835,000	1,856,394
3.60%, 03/01/2025 (Acquired 07/14/2015, Cost $921,863) (b)	932,000	931,572
Glencore Funding, LLC
4.00%, 04/16/2025 (Acquired 07/13/2015, Cost $2,138,109) (b)	2,350,000	1,815,375
Goldcorp, Inc.
3.70%, 03/15/2023	1,520,000	1,420,372
Lundin Mining Corp.
7.50%, 11/01/2020 (Acquired 07/13/2015, Cost $125,083) (b)	120,000	116,100
LYB International Finance BV
4.00%, 07/15/2023	1,205,000	1,211,025
LyondellBasell Industries NV
4.63%, 02/26/2055	1,536,000	1,306,849
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	210,000	199,089
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	1,722,000	1,782,446
		22,702,321
Communications - 2.98%
Alcatel-Lucent USA, Inc.
6.75%, 11/15/2020 (Acquired 07/23/2015, Cost $851,259) (b)	809,000	849,450
6.50%, 01/15/2028	700,000	703,500
6.45%, 03/15/2029	575,000	569,250
Alibaba Group Holding Ltd.
3.60%, 11/28/2024 (Acquired 07/14/2015, Cost $1,370,788) (b)	1,425,000	1,331,178
Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015, Cost $428,869) (b)	450,000	394,312
Amazon.com, Inc.
3.80%, 12/05/2024	1,625,000	1,664,050
4.95%, 12/05/2044	1,815,000	1,855,200
AT&T, Inc.
0.70%, 02/12/2016	4,050,000	4,046,100
3.40%, 05/15/2025	2,275,000	2,172,406
4.35%, 06/15/2045	300,000	256,485
CBS Corp.
4.00%, 01/15/2026	2,525,000	2,483,567
CC Holdings GS V, LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	3,000,000	2,990,484
CCO Holdings, LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021	1,575,000	1,582,875
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $367,000) (b)	400,000	368,248
5.38%, 05/01/2025 (Acquired 07/29/2015, Cost $1,639,289) (b)	1,675,000	1,526,344
CCO Safari II, LLC
4.91%, 07/23/2025 (Acquired 07/13/2015, Cost $4,895,044) (b)	4,912,000	4,890,426

6.48%, 10/23/2045 (Acquired 07/13/2015, Cost $1,636,581) (b)	1,625,000	1,638,223
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,384,788) (b)	1,450,000	1,374,090
Crown Castle Towers, LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,283,510) (b)	1,300,000	1,267,188
DISH DBS Corp.
6.75%, 06/01/2021	790,000	754,450
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	515,000	475,087
Level 3 Communications, Inc.
5.75%, 12/01/2022	150,000	147,188
Level 3 Financing, Inc.
6.13%, 01/15/2021	220,000	226,162
5.38%, 05/01/2025 (Acquired 07/13/2015, Cost $1,438,735) (b)	1,475,000	1,400,321
MDC Partners, Inc.
6.75%, 04/01/2020 (Acquired 08/21/2015, Cost $272,324) (b)	275,000	271,563
Myriad International Holdings BV
5.50%, 07/21/2025 (Acquired 07/31/2015, Cost $455,959) (b)	450,000	441,198
Neptune Finco Corp.
10.13%, 01/15/2023 (Acquired 09/25/2015, Cost $225,000) (b)	225,000	226,969
6.63%, 10/15/2025 (Acquired 09/25/2015, Cost $790,000) (b)	790,000	793,950
Nielsen Finance, LLC / Nielsen Finance Co.
4.50%, 10/01/2020	600,000	601,500
Omnicom Group, Inc.
3.65%, 11/01/2024	400,000	392,953
Priceline Group, Inc.
3.65%, 03/15/2025	645,000	641,366
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015, Cost $371,721) (b)	375,000	366,563
5.25%, 08/15/2022 (Acquired 07/20/2015, Cost $1,156,977) (b)	1,100,000	1,141,250
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 07/21/2015, Cost $1,560,637) (b)	1,411,000	1,481,550
Telecom Italia Capital SA
6.38%, 11/15/2033	2,115,000	2,025,113
Telstra Corp Ltd.
3.13%, 04/07/2025 (Acquired 07/14/2015, Cost $1,797,385) (b)	1,845,000	1,797,781
Tencent Holdings Ltd.
3.38%, 05/02/2019 (Acquired 07/14/2015 through 07/30/2015, Cost $1,681,762) (b)	1,650,000	1,677,631
Time Warner Cable, Inc.
4.50%, 09/15/2042	1,575,000	1,245,886
Time Warner, Inc.
3.60%, 07/15/2025	2,565,000	2,518,471
T-Mobile USA, Inc.
6.25%, 04/01/2021	785,000	782,253
6.73%, 04/28/2022	335,000	334,162
Twenty-First Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,506,863
4.75%, 09/15/2044	1,445,000	1,411,596
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 07/13/2015, Cost $239,805) (b)	240,000	225,000
Verizon Communications, Inc.
2.50%, 09/15/2016	2,300,000	2,331,602
4.50%, 09/15/2020	150,000	162,241
3.50%, 11/01/2024	2,150,000	2,119,547
6.40%, 09/15/2033	2,520,000	2,888,822
4.86%, 08/21/2046	1,500,000	1,403,537
4.52%, 09/15/2048	400,000	351,726
WPP Finance 2010
4.75%, 11/21/2021	1,300,000	1,421,473

		66,529,150
Consumer, Cyclical - 3.43%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015, Cost $1,838,135) (b)	1,840,000	1,798,968
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015 $1,429,893) (b)	1,415,899	1,428,288
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	2,161,043	2,204,263
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	2,135,522	2,122,174
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,400,000	2,358,000
AutoNation, Inc.
4.50%, 10/01/2025	465,000	474,132
Brinker International, Inc.
3.88%, 05/15/2023	2,755,000	2,696,376
Choice Hotels International, Inc.
5.75%, 07/01/2022	1,325,000	1,414,437
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	757,500
Cintas Corp. No 2
2.85%, 06/01/2016	425,000	429,706
4.30%, 06/01/2021	28,000	30,542
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	573,971	647,152
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	1,212,765	1,340,106
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	1,121,776	1,259,193
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,172,031	1,201,332
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	2,115,666	2,152,691
CVS Health Corp.
2.80%, 07/20/2020	2,397,000	2,435,534
3.50%, 07/20/2022	2,305,000	2,378,838
3.88%, 07/20/2025	1,550,000	1,598,425
4.88%, 07/20/2035	250,000	262,442
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015, Cost $3,385,315) (b)	3,367,958	3,330,237
Delphi Corp.
5.00%, 02/15/2023	1,385,000	1,433,475
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	740,000	745,550
Dollar Tree, Inc.
5.75%, 03/01/2023 (Acquired 07/13/2015, Cost $36,928) (b)	35,000	36,313
DR Horton, Inc.
4.75%, 05/15/2017	415,000	427,191
3.75%, 03/01/2019	630,000	633,937
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	601,000	637,781
Ford Motor Credit Co., LLC
8.00%, 12/15/2016	950,000	1,021,130
2.15%, 01/09/2018	2,850,000	2,840,301
3.16%, 08/04/2020	1,220,000	1,218,690
General Motors Co.
4.88%, 10/02/2023	3,150,000	3,198,053
4.00%, 04/01/2025	1,700,000	1,612,613
General Motors Financial Co., Inc.

6.75%, 06/01/2018	475,000	518,989
4.00%, 01/15/2025	3,000,000	2,842,140
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
5.63%, 10/15/2021	1,185,000	1,223,513
Iconix Brand Group, Inc.
1.50%, 03/15/2018	10,000	7,950
Ingram Micro, Inc.
4.95%, 12/15/2024	1,400,000	1,444,995
International Game Technology Plc
6.25%, 02/15/2022 (Acquired 08/21/2015, Cost $291,853) (b)	300,000	279,000
Jarden Corp.
1.13%, 03/15/2034	575,000	657,656
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	340,000	357,708
Magna International, Inc.
4.15%, 10/01/2025	665,000	665,342
Marriott International, Inc.
3.75%, 10/01/2025	2,280,000	2,266,279
MDC Holdings, Inc.
5.50%, 01/15/2024	1,000,000	1,010,000
O’Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,404,806
Outerwall, Inc.
5.88%, 06/15/2021	240,000	224,700
QVC, Inc.
5.13%, 07/02/2022	1,600,000	1,645,314
4.85%, 04/01/2024	350,000	339,243
Southwest Airlines Co.
5.13%, 03/01/2017	545,000	573,212
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 04/01/2028	2,800,000	2,821,000
Starwood Hotels & Resorts Worldwide, Inc.
7.15%, 12/01/2019	610,000	707,947
The Home Depot, Inc.
3.35%, 09/15/2025	485,000	494,122
Toll Brothers Finance Corp.
4.00%, 12/31/2018	460,000	472,650
5.88%, 02/15/2022	415,000	445,087
4.38%, 04/15/2023	145,000	142,463
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/2026	2,550,000	2,556,375
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	2,392,602	2,781,400
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	2,122,425	2,130,490
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,135,963
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (Acquired 07/13/2015, Cost $110,211) (b)	118,000	97,498
ZF North America Capital, Inc.
4.00%, 04/29/2020 (Acquired 07/24/2015, Cost $432,611) (b)	430,000	408,769
4.50%, 04/29/2022 (Acquired 07/24/2015, Cost $285,772) (b)	290,000	274,050
4.75%, 04/29/2025 (Acquired 07/13/2015, Cost $691,017) (b)	705,000	644,194
		76,698,225
Consumer, Non-cyclical - 4.34%
AbbVie, Inc.
1.20%, 11/06/2015	1,500,000	1,500,640
3.60%, 05/14/2025	2,150,000	2,123,583
4.70%, 05/14/2045	750,000	728,106

Actavis Funding SCS
3.00%, 03/12/2020	3,499,000	3,502,926
3.45%, 03/15/2022	985,000	971,555
3.80%, 03/15/2025	5,859,000	5,668,149
4.55%, 03/15/2035	2,025,000	1,863,996
Aetna, Inc.
3.50%, 11/15/2024	1,140,000	1,135,270
Amgen Inc
4.40%, 05/01/2045	500,000	459,354
Anthem, Inc.
3.50%, 08/15/2024	740,000	732,819
Ashtead Capital, Inc.
6.50%, 07/15/2022 (Acquired 08/21/2015, Cost $287,161) (b)	275,000	287,375
Baxalta, Inc.
4.00%, 06/23/2025 (Acquired 07/22/2015, Cost $2,161,094) (b)	2,180,000	2,184,282
Becton Dickinson and Co.
1.80%, 12/15/2017	915,000	919,010
Biogen, Inc.
2.90%, 09/15/2020	290,000	292,307
4.05%, 09/15/2025	1,105,000	1,117,044
5.20%, 09/15/2045	1,175,000	1,186,301
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	375,000	503,906
Block Financial, LLC
5.25%, 10/01/2025	2,485,000	2,489,510
Cardinal Health, Inc.
3.50%, 11/15/2024	1,210,000	1,209,929
Celgene Corp.
3.63%, 05/15/2024	500,000	498,023
3.88%, 08/15/2025	4,810,000	4,812,963
5.00%, 08/15/2045	1,000,000	992,470
Danaher Corp.
4.38%, 09/15/2045	400,000	413,985
DaVita HealthCare Partners, Inc.
5.00%, 05/01/2025	750,000	720,000
Delhaize Group
5.70%, 10/01/2040	690,000	730,119
DP World Ltd.
6.85%, 07/02/2037	400,000	423,000
Emergent BioSolutions, Inc.
2.88%, 01/15/2021	140,000	158,987
Endo Ltd. / Endo Finance, LLC / Endo Finco, Inc.
6.00%, 07/15/2023 (Acquired 09/28/2015, Cost $294,750) (b)	300,000	297,000
6.00%, 02/01/2025 (Acquired 07/14/2015, Cost $207,581) (b)	200,000	195,250
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/2022 (Acquired 07/13/2015, Cost $1,679,977) (b)	1,560,000	1,673,100
FTI Consulting, Inc.
6.00%, 11/15/2022	220,000	227,700
Gilead Sciences, Inc.
3.65%, 03/01/2026	4,070,000	4,083,810
HCA, Inc.
3.75%, 03/15/2019	590,000	588,230
6.50%, 02/15/2020	550,000	599,500
4.75%, 05/01/2023	500,000	501,750
5.38%, 02/01/2025	1,425,000	1,414,312
5.25%, 04/15/2025	1,810,000	1,846,200
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (Acquired 07/15/2015 through 07/27/2015, Cost $828,112) (b)	835,000	840,023
Kaiser Foundation Hospitals

3.50%, 04/01/2022	740,000	762,662
Kindred Healthcare, Inc.
8.75%, 01/15/2023 (Acquired 07/13/2015, Cost $330,470) (b)	300,000	325,125
Kraft Heinz Foods Co.
2.80%, 07/02/2020 (Acquired 07/13/2015, Cost $960,861) (b)	960,000	966,358
3.50%, 07/15/2022 (Acquired 07/22/2015, Cost $576,455) (b)	575,000	587,441
3.95%, 07/15/2025 (Acquired 07/22/2015, Cost $2,167,614) (b)	2,155,000	2,205,880
5.20%, 07/15/2045 (Acquired 08/13/2015, Cost $1,042,027) (b)	1,000,000	1,059,659
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	1,385,000	1,361,082
3.60%, 02/01/2025	2,530,000	2,450,216
Life Technologies Corp.
6.00%, 03/01/2020	1,215,000	1,387,556
5.00%, 01/15/2021	265,000	290,988
Medtronic, Inc.
2.75%, 04/01/2023	700,000	687,545
3.50%, 03/15/2025	2,960,000	3,021,497
4.63%, 03/15/2045	700,000	722,207
Omnicare, Inc.
4.75%, 12/01/2022	410,000	442,800
5.00%, 12/01/2024	1,105,000	1,198,925
PepsiCo, Inc.
3.10%, 07/17/2022	800,000	818,259
Post Holdings, Inc.
7.38%, 02/15/2022	275,000	279,813
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,209,205
5.85%, 08/15/2045	700,000	779,025
Smithfield Foods, Inc.
5.25%, 08/01/2018 (Acquired 07/13/2015, Cost $122,203) (b)	120,000	121,800
Tenet Healthcare Corp.
3.84%, 06/15/2020 (Acquired 08/20/2015, Cost $776,161) (b)	775,000	770,156
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	734,831
Tyson Foods, Inc.
6.60%, 04/01/2016	580,000	595,919
4.50%, 06/15/2022	670,000	710,127
3.95%, 08/15/2024	300,000	305,700
UBM Plc
5.75%, 11/03/2020 (Acquired 07/13/2015, Cost $916,529) (b)	845,000	922,639
United Rentals North America, Inc.
6.13%, 06/15/2023	275,000	274,313
UnitedHealth Group, Inc.
3.35%, 07/15/2022	110,000	113,545
3.75%, 07/15/2025	1,230,000	1,271,923
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015, Cost $838,133) (b)	820,000	836,400
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/2021 (Acquired 09/11/2015, Cost $269,415) (b)	250,000	257,500
5.50%, 03/01/2023 (Acquired 07/21/2015, Cost $1,672,076) (b)	1,640,000	1,553,900
5.88%, 05/15/2023 (Acquired 07/13/2015, Cost $1,755,485) (b)	1,715,000	1,644,256
5.88%, 05/15/2023	150,000	143,344
6.13%, 04/15/2025 (Acquired 07/13/2015, Cost $883,246) (b)	850,000	814,215
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	574,463
5.80%, 05/01/2021	2,220,000	2,522,584
4.13%, 09/12/2022	1,547,000	1,570,876
4.00%, 06/15/2025	2,925,000	2,877,068
5.50%, 06/15/2045	1,095,000	1,076,731

William Wrigley Jr. Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 07/29/2015, Cost $1,484,057) (b)	1,465,000	1,490,897
3.38%, 10/21/2020 (Acquired 07/22/2015, Cost $1,255,057) (b)	1,221,000	1,271,815
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	1,290,000	1,294,805
3.15%, 04/01/2022	1,310,000	1,297,186
3.55%, 04/01/2025	1,490,000	1,459,655
		96,955,375
Energy - 3.12%
APT Pipelines Ltd.
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,354,107) (b)	1,360,000	1,324,794
Boardwalk Pipelines LP
5.75%, 09/15/2019	1,850,000	1,951,896
BP Capital Markets Plc
3.51%, 03/17/2025	1,525,000	1,507,790
Chesapeake Energy Corp.
6.63%, 08/15/2020	240,000	178,349
6.13%, 02/15/2021	1,625,000	1,132,422
Chevron Corp.
1.35%, 11/15/2017	915,000	918,170
Cimarex Energy Co.
5.88%, 05/01/2022	2,855,000	2,998,392
4.38%, 06/01/2024	4,780,000	4,655,682
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	906,840
Concho Resources, Inc.
6.50%, 01/15/2022	60,000	58,875
5.50%, 10/01/2022	155,000	147,637
5.50%, 04/01/2023	500,000	475,000
Continental Resources, Inc.
5.00%, 09/15/2022	1,000,000	875,000
3.80%, 06/01/2024	2,610,000	2,117,744
Devon Energy Corp.
2.25%, 12/15/2018	920,000	921,789
Ecopetrol SA
5.88%, 05/28/2045	630,000	475,650
Enable Midstream Partners LP
3.90%, 05/15/2024 (Acquired 07/28/2015, Cost $2,098,712) (b)	2,300,000	2,029,051
Energy Transfer Partners LP
4.15%, 10/01/2020	585,000	591,778
4.75%, 01/15/2026	2,195,000	2,020,434
6.13%, 12/15/2045	1,100,000	977,064
EnLink Midstream Partners LP
4.40%, 04/01/2024	865,000	824,521
4.15%, 06/01/2025	1,500,000	1,376,531
5.60%, 04/01/2044	450,000	409,730
Enterprise Products Operating, LLC
3.75%, 02/15/2025	2,585,000	2,470,753
Exxon Mobil Corp.
3.57%, 03/06/2045	885,000	836,129
Forum Energy Technologies, Inc.
6.25%, 10/01/2021	125,000	105,000
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,450,000	1,444,039
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	575,000	588,846
4.30%, 05/01/2024	830,000	758,014
Kinder Morgan, Inc.
4.30%, 06/01/2025	3,000,000	2,696,142

7.75%, 01/15/2032	515,000	541,595
Korea National Oil Corp.
4.00%, 10/27/2016 (Acquired 07/22/2015 through 07/24/2015, Cost $576,325) (b)	560,000	576,383
Matador Resources Co.
6.88%, 04/15/2023 (Acquired 07/13/2015, Cost $232,793) (b)	230,000	220,800
Motiva Enterprises, LLC
5.75%, 01/15/2020 (Acquired 07/22/2015, Cost $428,914) (b)	390,000	428,889
Newfield Exploration Co.
5.38%, 01/01/2026	2,215,000	2,026,725
Noble Energy, Inc.
4.15%, 12/15/2021	1,655,000	1,665,544
Oceaneering International, Inc.
4.65%, 11/15/2024	2,309,000	2,197,642
Pertamina Persero PT
6.00%, 05/03/2042	280,000	231,660
6.00%, 05/03/2042	200,000	165,471
Petrobras Global Finance BV
5.75%, 01/20/2020	290,000	217,500
Petroleos Mexicanos
4.50%, 01/23/2026 (Acquired 07/14/2015, Cost $588,448) (b)	605,000	557,749
5.63%, 01/23/2046 (Acquired 07/29/2015, Cost $215,417) (b)	235,000	192,418
Phillips 66 Partners LP
3.61%, 02/15/2025	385,000	349,130
Precision Drilling Corp.
6.63%, 11/15/2020	90,000	78,525
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	500,000	512,524
5.00%, 10/01/2022	1,000,000	976,650
Rowan Companies, Inc.
4.75%, 01/15/2024	2,280,000	1,670,745
Sabine Pass LNG LP
7.50%, 11/30/2016	880,000	899,800
SESI, LLC
6.38%, 05/01/2019	1,255,000	1,250,294
Seven Generations Energy Ltd.
8.25%, 05/15/2020 (Acquired 07/13/2015, Cost $226,812) (b)	220,000	206,800
Shell International Finance BV
2.13%, 05/11/2020	400,000	400,442
3.25%, 05/11/2025	1,900,000	1,879,640
4.38%, 05/11/2045	1,000,000	984,638
SM Energy Co.
6.13%, 11/15/2022	5,000	4,630
5.00%, 01/15/2024	85,000	71,931
5.63%, 06/01/2025	295,000	253,700
Southwestern Energy Co.
4.95%, 01/23/2025	1,475,000	1,312,688
Spectra Energy Partners LP
4.75%, 03/15/2024	1,460,000	1,509,685
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020 (Acquired 07/13/2015 through 07/29/2015, Cost $339,829) (b)	340,000	300,832
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,364,866
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019 (Acquired 07/13/2015, Cost $1,360,104) (b)	1,390,000	1,247,525
6.75%, 03/15/2024 (Acquired 09/09/2015, Cost $823,107) (b)	825,000	787,875
TerraForm Power Operating, LLC
5.88%, 02/01/2023 (Acquired 07/13/2015, Cost $239,149) (b)	240,000	211,800
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015, Cost $724,739) (b)	775,000	717,423

Western Gas Partners LP
5.38%, 06/01/2021	2,407,000	2,576,667
Williams Companies, Inc.
3.70%, 01/15/2023	1,350,000	1,047,221
Williams Partners LP
6.30%, 04/15/2040	150,000	134,937
Williams Partners LP / ACMP Finance Corp.
4.88%, 03/15/2024	2,170,000	1,943,385
WPX Energy, Inc.
7.50%, 08/01/2020	95,000	86,925
8.25%, 08/01/2023	200,000	181,500
		69,759,216
Financials - 13.10%
Abbey National Treasury Services Plc/London
1.38%, 03/13/2017	1,500,000	1,499,944
ABN AMRO Bank NV
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $1,291,337) (b)	1,290,000	1,279,808
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.63%, 07/01/2022	3,187,000	3,175,049
Aflac, Inc.
3.63%, 11/15/2024	1,710,000	1,743,538
Air Lease Corp.
4.25%, 09/15/2024	1,425,000	1,396,500
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	643,000	641,955
4.60%, 04/01/2022	2,255,000	2,363,168
4.50%, 07/30/2029	570,000	569,661
Ally Financial, Inc.
8.00%, 12/31/2018	688,000	758,520
4.13%, 03/30/2020	1,035,000	1,024,003
4.63%, 05/19/2022	860,000	846,025
4.63%, 03/30/2025	2,550,000	2,409,750
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,922,817
American Express Co.
6.80%, 09/01/2066	900,000	910,125
American Express Credit Corp.
2.80%, 09/19/2016	2,000,000	2,034,754
Ameriprise Financial, Inc.
7.52%, 06/01/2066	2,070,000	2,036,362
AvalonBay Communities, Inc.
5.75%, 09/15/2016	1,025,000	1,067,753
Bank of America Corp.
3.75%, 07/12/2016	1,750,000	1,784,867
6.50%, 08/01/2016	750,000	783,318
6.10%, 06/15/2017	850,000	908,224
2.00%, 01/11/2018	1,000,000	1,003,757
3.30%, 01/11/2023	650,000	646,098
4.20%, 08/26/2024	1,350,000	1,347,536
3.88%, 08/01/2025	3,650,000	3,701,144
4.25%, 10/22/2026	2,150,000	2,126,503
6.11%, 01/29/2037	625,000	719,237
8.00%, 12/31/2099	2,118,000	2,213,310
Barclays Bank Plc
5.00%, 09/22/2016	1,750,000	1,815,602
5.14%, 10/14/2020	275,000	301,234
Barclays Plc
4.38%, 09/11/2024	2,200,000	2,131,870
BBVA Bancomer SA

6.50%, 03/10/2021	750,000	800,438
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,000,000	986,472
Berkshire Hathaway, Inc.
4.50%, 02/11/2043	1,000,000	997,400
BPCE SA
5.15%, 07/21/2024 (Acquired 07/13/2015, Cost $1,736,211) (b)	1,700,000	1,728,492
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,250,000	1,268,797
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,455,000	2,477,468
Capital One Bank
1.15%, 11/21/2016	500,000	498,772
Capital One Financial Corp.
0.94%, 11/06/2015	2,000,000	2,000,420
Carlyle Holdings Finance, LLC
3.88%, 02/01/2023 (Acquired 07/31/2015, Cost $953,657) (b)	930,000	953,306
CBRE Services, Inc.
4.88%, 03/01/2026	2,115,000	2,101,934
Charles Schwab Corp.
3.00%, 03/10/2025	740,000	728,947
7.00%, 02/28/2049	1,394,000	1,610,070
CIT Group, Inc.
4.25%, 08/15/2017	3,395,000	3,437,438
5.25%, 03/15/2018	785,000	806,587
5.50%, 02/15/2019 (Acquired 07/13/2015, Cost $1,534,608) (b)	1,462,000	1,516,825
5.00%, 08/01/2023	1,600,000	1,590,000
Citigroup, Inc.
5.30%, 01/07/2016	3,000,000	3,036,018
1.30%, 04/01/2016	2,000,000	2,003,708
1.30%, 11/15/2016	625,000	626,336
2.15%, 07/30/2018	650,000	653,273
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,933,777
CNO Financial Group, Inc.
4.50%, 05/30/2020	825,000	841,500
5.25%, 05/30/2025	1,345,000	1,365,175
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	2,475,000	2,477,812
Credit Agricole SA
2.75%, 06/10/2020 (Acquired 07/13/2015, Cost $1,459,328) (b)	1,450,000	1,470,900
4.38%, 03/17/2025 (Acquired 07/31/2015, Cost $2,463,397) (b)	2,525,000	2,438,221
Credit Suisse AG
6.50%, 08/08/2023 (Acquired 07/13/2015, Cost $1,656,515) (b)	1,500,000	1,614,375
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/2022 (Acquired 09/10/2015, Cost $2,495,749) (b)	2,500,000	2,502,315
DDR Corp.
9.63%, 03/15/2016	325,000	336,481
3.63%, 02/01/2025	2,225,000	2,121,388
Digital Delta Holdings, LLC
4.75%, 10/01/2025 (Acquired 09/23/2015, Cost $1,640,000) (b)	1,640,000	1,653,828
Discover Bank
2.60%, 11/13/2018	2,010,000	2,018,583
Discover Financial Services
3.95%, 11/06/2024	445,000	438,127
3.75%, 03/04/2025	2,660,000	2,577,138
E*TRADE Financial Corp.
5.38%, 11/15/2022	1,170,000	1,240,200
4.63%, 09/15/2023	2,270,000	2,292,700

ERP Operating LP
5.13%, 03/15/2016	2,950,000	3,004,711
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,774) (b)	280,000	300,195
GE Capital Trust I
6.38%, 11/15/2067	750,000	804,150
General Electric Capital Corp.
7.13%, 06/15/2022	400,000	462,000
6.25%, 12/15/2049	2,000,000	2,170,000
6.38%, 11/15/2067	1,335,000	1,430,953
Goldman Sachs Capital I
6.35%, 02/15/2034	2,040,000	2,337,685
Goodman Funding Party Ltd.
6.38%, 04/15/2021 (Acquired 07/13/2015 through 07/22/2015, Cost $2,186,681) (b)	1,915,000	2,199,280
HBOS Plc
1.03%, 09/30/2016	1,500,000	1,490,999
HCP, Inc.
3.75%, 02/01/2016	1,000,000	1,008,511
6.30%, 09/15/2016	2,027,000	2,114,659
5.63%, 05/01/2017	700,000	742,350
4.00%, 06/01/2025	2,200,000	2,161,883
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,129,625
HSBC Holdings Plc
6.38%, 03/29/2049	1,500,000	1,430,625
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015, Cost $2,126,826) (b)	1,950,000	2,114,890
4.13%, 11/21/2023	1,000,000	1,023,547
International Lease Finance Corp.
6.75%, 09/01/2016 (Acquired 08/19/2015, Cost $3,240,235) (b)	3,116,000	3,225,060
8.75%, 03/15/2017	471,000	506,325
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $556,253) (b)	500,000	550,555
Intesa Sanpaolo S.p.A.
6.50%, 02/24/2021 (Acquired 08/17/2015, Cost $801,617) (b)	700,000	806,964
5.02%, 06/26/2024 (Acquired 07/13/2015, Cost $4,001,179) (b)	4,065,000	4,012,814
Iron Mountain, Inc.
6.00%, 08/15/2023	275,000	273,281
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,311,292
JPMorgan Chase & Co.
3.15%, 07/05/2016	1,000,000	1,016,930
4.50%, 01/24/2022	1,500,000	1,618,631
3.88%, 09/10/2024	2,175,000	2,155,068
JPMorgan Chase Bank NA
0.67%, 06/13/2016	500,000	498,928
6.00%, 10/01/2017	4,811,000	5,198,815
JPMorgan Chase Capital XXI
1.25%, 02/02/2037	1,500,000	1,164,375
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,835,000	1,793,712
KeyCorp.
2.90%, 09/15/2020	1,340,000	1,350,981
Kilroy Realty LP
4.38%, 10/01/2025	630,000	635,992
Ladder Capital Finance Holdings, LLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015, Cost $950,715) (b)	995,000	930,325
Lazard Group, LLC
4.25%, 11/14/2020	1,560,000	1,652,555
LeasePlan Corp. NV

2.50%, 05/16/2018 (Acquired 07/13/2015, Cost $3,130,254) (b)	3,115,000	3,122,806
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015, Cost $1,418,469) (b)	1,445,000	1,405,822
Lloyds Banking Group Plc
6.50%, 09/14/2020 (Acquired 07/13/2015 through 07/28/2015, Cost $1,470,442) (b)	1,275,000	1,470,683
4.50%, 11/04/2024	2,825,000	2,851,400
Marsh & McLennan Companies, Inc.
3.50%, 03/10/2025	2,250,000	2,249,073
3.75%, 03/14/2026	115,000	115,687
Mid-America Apartments LP
6.05%, 09/01/2016	975,000	1,012,945
Morgan Stanley
3.80%, 04/29/2016	700,000	711,476
5.45%, 01/09/2017	2,500,000	2,625,497
5.55%, 04/27/2017	2,000,000	2,122,374
2.13%, 04/25/2018	1,420,000	1,428,458
3.75%, 02/25/2023	3,000,000	3,066,039
4.00%, 07/23/2025	100,000	102,243
5.00%, 11/24/2025	5,325,000	5,664,053
5.55%, 12/29/2049	1,280,000	1,260,800
Nationstar Mortgage, LLC / Nationstar Capital Corp.
7.88%, 10/01/2020	330,000	300,300
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015, Cost $1,461,310) (b)	1,445,000	1,477,676
Nationwide Mutual Insurance Co.
2.63%, 12/15/2024 (Acquired 09/29/2015, Cost $1,008,000) (b)	1,050,000	1,027,053
Navient Corp.
5.00%, 10/26/2020	240,000	201,192
Neuberger Berman Group, LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/2022 (Acquired 07/13/2015, Cost $1,602,020) (b)	1,739,000	1,594,032
4.88%, 04/15/2045 (Acquired 07/22/2015, Cost $1,575,521) (b)	1,505,000	1,593,419
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,677,934
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	96,437
Primerica, Inc.
4.75%, 07/15/2022	2,632,000	2,863,800
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,424,237
Provident Funding Associates LP / PFG Finance Corp.
6.75%, 06/15/2021 (Acquired 07/13/2015, Cost $231,231) (b)	240,000	227,400
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/13/2015, Cost $920,024) (b)	955,000	904,862
Raymond James Financial, Inc.
5.63%, 04/01/2024	3,185,000	3,602,397
Realty Income Corp.
5.50%, 11/15/2015	450,000	452,160
5.95%, 09/15/2016	1,000,000	1,042,506
Reckson Operating Partnership LP
6.00%, 03/31/2016	1,750,000	1,788,266
Redwood Trust, Inc.
4.63%, 04/15/2018	20,000	19,188
Reinsurance Group of America, Inc.
4.70%, 09/15/2023	1,000,000	1,078,051
Retail Opportunity Investments Partnership LP
5.00%, 12/15/2023	275,000	287,703
4.00%, 12/15/2024	410,000	401,205
Royal Bank of Canada
1.20%, 09/19/2017	2,840,000	2,840,256

Royal Bank of Scotland Group Plc
6.13%, 12/15/2022	3,025,000	3,264,229
6.10%, 06/10/2023	1,432,000	1,539,245
6.00%, 12/19/2023	1,650,000	1,757,303
5.13%, 05/28/2024	3,530,000	3,559,342
RWT Holdings, Inc.
5.63%, 11/15/2019 (Acquired 08/28/2015, Cost $987,745) (b)	1,040,000	975,000
Santander Holdings USA, Inc.
4.50%, 07/17/2025	2,200,000	2,210,956
Santander UK Group Holdings Plc
5.00%, 11/07/2023 (Acquired 07/13/2015, Cost $5,327,231) (b)	5,143,000	5,346,359
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,181) (b)	1,025,000	1,016,425
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	690,979
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,545,649
SL Green Realty Corp.
5.00%, 08/15/2018	1,687,000	1,798,207
7.75%, 03/15/2020	1,047,000	1,241,402
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015, Cost $4,057,856) (b)	4,300,000	4,077,329
Standard Chartered Plc
1.70%, 04/17/2018 (Acquired 08/03/2015, Cost $969,600) (b)	970,000	962,822
5.20%, 01/26/2024 (Acquired 07/22/2015, Cost $2,737,623) (b)	2,600,000	2,598,287
Stifel Financial Corp.
4.25%, 07/18/2024	880,000	880,084
SVB Financial Group
5.38%, 09/15/2020	224,000	249,705
Synchrony Financial
3.00%, 08/15/2019	1,630,000	1,643,011
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	967,000	967,913
3.63%, 04/01/2025	3,073,000	3,147,201
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 09/08/2019 (Acquired 07/13/2015, Cost $1,201,838) (b)	1,200,000	1,200,943
2.75%, 09/14/2020 (Acquired 09/08/2015, Cost $614,549) (b)	615,000	622,775
The Goldman Sachs Group, Inc.
5.35%, 01/15/2016	2,000,000	2,025,552
0.77%, 03/22/2016	4,250,000	4,249,035
5.63%, 01/15/2017	680,000	714,157
2.38%, 01/22/2018	1,180,000	1,195,484
7.50%, 02/15/2019	1,455,000	1,700,693
3.63%, 01/22/2023	2,400,000	2,432,597
6.75%, 10/01/2037	460,000	548,325
The Royal Bank of Scotland Plc
4.38%, 03/16/2016	2,750,000	2,795,540
6.13%, 01/11/2021	320,000	372,745
UBS AG/Stamford CT
5.88%, 07/15/2016	2,450,000	2,536,164
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (Acquired 09/21/2015, Cost $2,699,950) (b)	2,705,000	2,694,093
Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,484,114
Voya Financial, Inc.
5.65%, 05/15/2053	855,000	861,840
WEA Finance, LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (Acquired 07/31/2015, Cost $2,888,592) (b)	2,889,000	2,875,508
3.25%, 10/05/2020 (Acquired 09/28/2015 through 09/29/2015, Cost $642,788) (b)	645,000	651,251
Wells Fargo & Co.

0.67%, 03/15/2016	1,775,000	1,774,597
2.60%, 07/22/2020	310,000	313,150
5.88%, 12/31/2049	273,000	279,484
Welltower, Inc.
3.63%, 03/15/2016	600,000	605,953
6.20%, 06/01/2016	2,550,000	2,628,940
4.00%, 06/01/2025	2,190,000	2,190,269
ZFS Finance USA Trust II
6.45%, 12/15/2065 (Acquired 07/28/2015, Cost $2,115,772) (b)	2,080,000	2,100,800
Zions Bancorporation
5.80%, 12/29/2049	310,000	296,050
		292,667,256
Industrials - 1.88%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015, Cost $726,916) (b)	750,000	731,400
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
3.34%, 12/15/2019 (Acquired 09/21/2015, Cost $394,026) (b)	400,000	385,000
Arrow Electronics, Inc.
4.00%, 04/01/2025	2,150,000	2,107,174
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,464) (b)	200,000	198,165
Aviation Capital Group Corp.
6.75%, 04/06/2021 (Acquired 07/22/2015, Cost $2,746,337) (b)	2,425,000	2,722,063
Burlington Northern Santa Fe, LLC
4.55%, 09/01/2044	1,400,000	1,374,001
CCCI Treasure Ltd.
3.50%, 12/29/2049	200,000	195,353
CNH Industrial Capital, LLC
3.63%, 04/15/2018	965,000	937,864
CRCC Yupeng Ltd.
3.95%, 02/28/2049	200,000	199,998
Embraer Overseas Ltd.
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,430,719) (b)	1,350,000	1,336,500
Exelis, Inc.
4.25%, 10/01/2016	180,000	183,905
5.55%, 10/01/2021	150,000	166,620
Flextronics International Ltd.
5.00%, 02/15/2023	2,095,000	2,095,000
FLIR Systems, Inc.
3.75%, 09/01/2016	1,402,000	1,432,028
Hanson Ltd
6.13%, 08/15/2016	195,000	200,499
Harris Corp.
3.83%, 04/27/2025	1,135,000	1,111,672
5.05%, 04/27/2045	665,000	642,212
Jabil Circuit, Inc.
4.70%, 09/15/2022	2,120,000	2,061,700
Keysight Technologies, Inc.
4.55%, 10/30/2024 (Acquired 07/22/2015, Cost $1,403,490) (b)	1,450,000	1,412,864
Lockheed Martin Corp.
3.80%, 03/01/2045	1,645,000	1,493,713
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	795,000	798,593
Masco Corp.
4.45%, 04/01/2025	2,150,000	2,176,875
Molex Electronic Technologies, LLC
2.88%, 04/15/2020 (Acquired 07/27/2015, Cost $909,161) (b)	920,000	909,999
3.90%, 04/15/2025 (Acquired 07/29/2015, Cost $1,650,934) (b)	1,694,000	1,651,479
NCI Building Systems, Inc.

8.25%, 01/15/2023 (Acquired 07/13/2015, Cost $127,126) (b)	120,000	125,700
Owens Corning
4.20%, 12/01/2024	2,775,000	2,757,784
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.50%, 03/15/2016 (Acquired 07/31/2015, Cost $1,186,254) (b)	1,180,000	1,187,205
3.38%, 03/15/2018 (Acquired 07/14/2015, Cost $370,511) (b)	360,000	370,154
2.50%, 06/15/2019 (Acquired 07/22/2015, Cost $434,852) (b)	440,000	437,909
4.25%, 01/17/2023 (Acquired 07/22/2015, Cost $721,530) (b)	710,000	724,223
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015, Cost $228,664) (b)	220,000	220,000
RTI International Metals, Inc.
1.63%, 10/15/2019	165,000	173,456
SBA Tower Trust
2.90%, 10/15/2019 (Acquired 07/14/2015, Cost $1,671,024) (b)	1,650,000	1,655,391
3.87%, 10/15/2024 (Acquired 09/02/2015, Cost $836,908) (b)	830,000	844,420
Terex Corp.
6.00%, 05/15/2021	240,000	232,200
Thermo Fisher Scientific, Inc.
3.30%, 02/15/2022	605,000	606,876
Trimble Navigation Ltd.
4.75%, 12/01/2024	2,241,000	2,242,347
Vulcan Materials Co.
7.00%, 06/15/2018	185,000	206,275
7.50%, 06/15/2021	1,125,000	1,288,125
4.50%, 04/01/2025	2,350,000	2,303,000
		41,899,742
Technology - 1.18%
Apple, Inc.
2.40%, 05/03/2023	2,780,000	2,695,310
Applied Materials, Inc.
3.90%, 10/01/2025	2,405,000	2,397,915
Autodesk, Inc.
3.60%, 12/15/2022	650,000	649,727
4.38%, 06/15/2025	1,410,000	1,414,420
Cadence Design Systems, Inc.
4.38%, 10/15/2024	2,326,000	2,371,138
Fidelity National Information Services, Inc.
5.00%, 03/15/2022	655,000	684,535
First Data Corp.
12.63%, 01/15/2021	425,000	482,906
5.38%, 08/15/2023 (Acquired 08/21/2015, Cost $1,006,207) (b)	1,000,000	990,000
Fiserv, Inc.
3.13%, 10/01/2015	835,000	835,000
Hewlett Packard Co.
3.60%, 10/15/2025	1,920,000	1,914,720
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,499,175
Microsoft Corp.
3.75%, 02/12/2045	650,000	600,976
MSCI, Inc.
5.75%, 08/15/2025 (Acquired 08/10/2015, Cost $539,384) (b)	534,000	538,005
NXP BV / NXP Funding, LLC
5.75%, 03/15/2023 (Acquired 08/21/2015, Cost $285,705) (b)	275,000	286,000
Rovi Corp.
0.50%, 03/01/2020 (Acquired 08/28/2015, Cost $825,036) (b)	1,050,000	809,813
Seagate HDD Cayman
4.75%, 06/01/2023	430,000	422,332
4.75%, 01/01/2025	4,175,000	3,998,619
4.88%, 06/01/2027 (Acquired 07/22/2015, Cost $1,150,344) (b)	1,206,000	1,122,287

5.75%, 12/01/2034 (Acquired 07/13/2015, Cost $1,271,504) (b)	1,315,000	1,265,314
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 07/13/2015, Cost $310,694) (b)	314,000	311,174
		26,289,366
Utilities - 1.11%
AEP Texas Central Co.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,485,359) (b)	1,500,000	1,517,821
Dominion Resources, Inc.
3.90%, 10/01/2025	2,480,000	2,508,974
Duke Energy Progress, LLC
4.10%, 03/15/2043	900,000	888,528
4.20%, 08/15/2045	1,000,000	1,021,811
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $459,000) (b)	400,000	459,560
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/15/2015, Cost $2,788,348) (b)	2,445,000	2,775,557
Exelon Corp.
2.85%, 06/15/2020	1,110,000	1,119,799
FirstEnergy Transmission, LLC
4.35%, 01/15/2025 (Acquired 07/21/2015, Cost $1,898,908) (b)	1,850,000	1,890,596
Florida Power & Light Co.
4.05%, 10/01/2044	350,000	351,458
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,762) (b)	1,000,000	1,024,452
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	245,000	256,638
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,736,292
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,006,656
NGL Energy Partners LP / NGL Energy Finance Corp.
5.13%, 07/15/2019	1,180,000	1,073,800
Northern States Power Co.
4.00%, 08/15/2045	1,000,000	993,765
NRG Energy, Inc.
6.63%, 03/15/2023	300,000	276,000
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,182,050) (b)	1,160,000	1,127,026
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	200,000	188,741
PPL WEM Ltd. / Western Power Distribution Ltd.
3.90%, 05/01/2016 (Acquired 07/13/2015, Cost $167,307) (b)	165,000	167,154
5.38%, 05/01/2021 (Acquired 07/14/2015 through 07/24/2015, Cost $888,790) (b)	805,000	895,846
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,012,328
Southern California Gas Co.
3.20%, 06/15/2025	1,175,000	1,198,432
Southwestern Electric Power Co.
3.90%, 04/01/2045	400,000	355,008
		24,846,242
Total Corporate Bonds (Cost $723,903,995)		$718,346,893

Government Related - 30.90%
Bay Area Toll Authority
6.26%, 04/01/2049	$150,000	$199,798
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/2020	132,425	339,514
6.00%, 08/15/2022	88,284	222,126
Brazil Notas do Tesouro Nacional Serie F

10.00%, 01/01/2021	652,037	542,443
Brazilian Government International Bond
2.63%, 01/05/2023	200,000	162,000
City of New York NY
6.27%, 12/01/2037	800,000	1,028,920
Colombia Government International Bond
4.00%, 02/26/2024	400,000	387,600
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	210,000	262,746
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,895,039
International Bank for Reconstruction & Development
4.25%, 02/05/2016	306,690	1,360,904
4.50%, 08/03/2017	3,436,098	3,425,789
International Finance Corp.
7.80%, 06/03/2019	4,027,422	4,140,593
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	686,380
Mexican Bonos
7.75%, 12/14/2017	21,056	2,264,026
4.75%, 06/14/2018	23,788	2,387,575
6.50%, 06/10/2021	4,173	437,004
8.50%, 11/18/2038	407,870	483,749
7.75%, 11/13/2042	40,077	4,417,186
Mexican Udibonos
4.50%, 12/04/2025	232,479	262,825
Mexico Government International Bond
4.00%, 10/02/2023	696,000	708,876
3.60%, 01/30/2025	1,360,000	1,336,200
Morocco Government International Bond
4.25%, 12/11/2022	695,000	701,950
New York City Water & Sewer System
5.95%, 06/15/2042	560,000	715,652
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	372,000
Poland Government Bond
5.75%, 10/25/2021	598,661	705,162
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	445,361
Province of Ontario Canada
3.15%, 12/15/2017	2,845,000	2,972,052
1.20%, 02/14/2018	2,850,000	2,855,837
2.50%, 09/10/2021	945,000	968,827
South Africa Government Bond
6.75%, 03/31/2021	337,338	317,401
South Africa Government International Bond
5.88%, 09/16/2025	635,000	676,275
State of Texas
4.68%, 04/01/2040	410,000	465,301
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2024 (c)	4,740,724	4,720,415
0.25%, 01/15/2025 (c)	6,670,312	6,397,510
0.38%, 07/15/2025 (c)	6,702,424	6,533,557
0.75%, 02/15/2045 (c)	20,375,814	17,682,926
United States Treasury Note/Bond
0.63%, 12/31/2016	27,209,000	27,262,847
0.50%, 01/31/2017	18,785,000	18,792,101
0.88%, 01/31/2017	9,192,000	9,239,035
0.88%, 02/28/2017	1,075,000	1,080,641

0.50%, 04/30/2017	8,117,000	8,110,555
0.63%, 05/31/2017	49,505,000	49,543,020
0.63%, 06/30/2017	17,738,000	17,747,703
0.75%, 06/30/2017	1,709,000	1,713,628
0.88%, 07/15/2017	534,000	536,454
0.63%, 07/31/2017	43,000,000	43,018,490
0.63%, 08/31/2017	83,485,000	83,482,829
1.00%, 09/15/2017	57,000	57,406
0.88%, 10/15/2017	97,000	97,399
0.75%, 10/31/2017	572,000	572,893
1.00%, 12/15/2017	11,545,000	11,617,456
0.75%, 12/31/2017	702,000	702,366
0.88%, 01/31/2018	1,118,000	1,120,998
0.75%, 03/31/2018	842,000	840,882
2.38%, 05/31/2018	1,131,000	1,176,888
0.88%, 07/15/2018	81,000	81,006
1.38%, 07/31/2018	3,693,000	3,742,963
1.50%, 08/31/2018	12,998,000	13,219,369
1.63%, 07/31/2019	7,022,000	7,143,059
1.75%, 09/30/2019	4,278,000	4,369,130
1.50%, 10/31/2019	6,025,000	6,092,703
1.50%, 11/30/2019	41,781,000	42,230,355
1.63%, 12/31/2019	1,280,000	1,299,400
1.38%, 03/31/2020	141,000	141,463
1.63%, 07/31/2020	81,580,000	82,589,145
1.38%, 08/31/2020	22,100,000	22,129,923
1.38%, 09/30/2020	15,435,000	15,432,592
2.00%, 08/31/2021	14,085,000	14,399,898
2.13%, 09/30/2021	3,651,000	3,757,299
2.25%, 11/15/2024	9,511,000	9,692,299
2.00%, 08/15/2025	33,102,000	32,942,515
3.75%, 11/15/2043	709,000	835,013
3.63%, 02/15/2044	5,113,000	5,882,215
3.38%, 05/15/2044	81,000	88,946
3.13%, 08/15/2044	6,600,000	6,911,091
3.00%, 11/15/2044	1,810,000	1,849,641
2.50%, 02/15/2045	796,000	733,356
3.00%, 05/15/2045	31,748,000	32,513,603
2.88%, 08/15/2045	30,851,000	30,854,208
University of California
4.13%, 05/15/2045	190,000	187,253
Total Government Related (Cost $687,390,652)		$690,313,555

Mortgage-Backed Obligations - 28.47%
Alternative Loan Trust 2006-HY12
3.58%, 08/25/2036	$673,756	$646,395
Banc of America Commercial Mortgage Trust 2006-5
5.41%, 09/10/2047	3,087,372	3,148,462
Banc of America Commercial Mortgage Trust 2006-6
5.42%, 10/10/2045	3,000,000	3,055,161
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,766,721	1,856,505
Banc of America Funding 2015-R7 Trust
1.10%, 09/26/2046	2,765,983	2,664,570
Banc of America Funding 2015-R8 Trust
1.02%, 11/26/2046 (Acquired 09/28/2015, Cost $3,843,750) (b)	4,100,000	3,843,750
CD 2006-CD3 Mortgage Trust
5.62%, 10/15/2048	1,062,788	1,089,992
Citigroup Commercial Mortgage Trust 2012-GC8

1.81%, 09/10/2045	2,000,000	2,015,988
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,747,836
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	340,000	356,048
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/2048	1,200,000	1,258,897
4.49%, 09/15/2048	660,000	632,281
Comm 2014-UBS2 Mortgage Trust
5.15%, 03/10/2047	800,000	831,651
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	1,400,000	1,462,251
Comm 2015-CR26 A4
3.63%, 10/10/2048	310,000	319,296
COMM 2015-PC1 Mortgage Trust
3.15%, 07/10/2050	890,000	930,564
3.90%, 07/10/2050	885,000	936,295
4.29%, 07/10/2050	1,075,000	1,135,173
4.59%, 07/10/2050	440,000	447,074
Commercial Mortgage Trust 2007-GG9
5.48%, 03/10/2039 (Acquired 07/14/2015, Cost $1,766,080) (b)	1,695,000	1,762,441
DBUBS 2011-LC2 Mortgage Trust
3.39%, 07/10/2044 (Acquired 07/30/2015, Cost $3,687,889) (b)	3,637,202	3,677,051
DBUBS 2011-LC3 Mortgage Trust
3.64%, 08/10/2044	925,024	935,315
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (Acquired 09/15/2015, Cost $218,053) (b)	215,000	221,987
Fannie Mae
3.50%, 10/01/2040 (d)	17,840,000	18,616,325
Fannie Mae Connecticut Avenue Securities
1.69%, 07/25/2025	365,697	366,629
1.69%, 07/25/2025	807,547	809,690
Fannie Mae Pool
3.74%, 05/01/2018	1,185,331	1,259,671
4.52%, 08/01/2019	1,430,363	1,573,833
4.91%, 10/01/2019	1,825,941	2,039,930
3.54%, 10/01/2020	1,250,000	1,346,222
3.92%, 10/01/2020	260,902	284,551
3.77%, 12/01/2020	1,857,705	2,013,195
4.30%, 01/01/2021	1,605,048	1,774,911
4.30%, 07/01/2021	3,011,085	3,317,485
3.68%, 10/01/2021	1,201,034	1,298,324
3.02%, 04/01/2022	2,283,331	2,397,432
2.40%, 10/01/2022	1,328,477	1,349,064
2.28%, 11/01/2022	1,675,165	1,689,022
3.67%, 08/01/2023	1,660,835	1,797,569
3.95%, 10/01/2024	726,821	797,814
2.81%, 04/01/2025	980,000	984,425
4.15%, 12/01/2025	1,410,000	1,576,153
4.59%, 08/01/2026	1,185,182	1,362,337
4.19%, 11/01/2026	1,210,607	1,354,257
4.00%, 05/01/2027	2,340,567	2,491,056
4.08%, 01/01/2029	1,452,457	1,612,952
3.00%, 05/01/2030	388,524	405,164
2.50%, 07/01/2030	1,946,939	1,988,744
2.50%, 07/01/2030	1,078,207	1,101,357
3.00%, 07/01/2030	1,656,754	1,727,730
2.50%, 08/01/2030	2,738,275	2,797,182
3.50%, 05/01/2033	18,999,308	20,076,162

3.00%, 10/01/2033	3,799,566	3,949,762
5.50%, 05/01/2034	4,017,987	4,524,713
5.50%, 07/01/2034	996,678	1,124,200
5.00%, 02/01/2036	3,412,405	3,761,485
6.00%, 07/01/2038	3,015,345	3,432,755
5.00%, 05/01/2040	86,345	95,081
6.50%, 05/01/2040	1,199,747	1,379,292
5.00%, 06/01/2040	25,547	28,135
4.50%, 08/01/2040	246,807	268,221
4.50%, 10/01/2040	76,924	83,617
4.50%, 01/01/2041	15,095,493	16,754,011
4.50%, 01/01/2041	52,993	57,640
4.50%, 02/01/2041	849,911	924,263
4.50%, 04/01/2041	197,967	215,126
5.50%, 06/01/2041	846,849	957,266
4.50%, 08/01/2041	100,435	109,177
5.00%, 08/01/2041	809,106	894,313
4.00%, 10/15/2041 (d)	24,885,000	26,549,184
4.50%, 10/15/2041 (d)	7,300,000	7,914,797
4.50%, 11/01/2041	1,668,076	1,814,850
4.50%, 11/01/2041	6,520,710	7,204,449
4.50%, 11/15/2041 (d)	5,690,000	6,164,093
3.50%, 12/01/2041	1,853,817	1,939,169
4.00%, 01/01/2042	6,267,078	6,707,775
4.00%, 01/01/2042	108,862	116,404
4.00%, 02/01/2042	179,150	191,579
5.50%, 02/01/2042	3,758,528	4,201,442
5.00%, 03/01/2042	1,376,329	1,524,779
3.50%, 06/01/2042	120,637	126,422
3.50%, 06/01/2042	175,957	184,389
3.50%, 07/01/2042	325,819	341,504
3.50%, 07/01/2042	168,237	176,287
3.50%, 08/01/2042	337,326	353,494
3.00%, 10/15/2042 (d)	34,455,000	34,936,292
2.50%, 12/01/2042	1,004,219	984,934
3.50%, 12/01/2042	1,191,645	1,248,972
3.50%, 01/01/2043	473,216	495,916
2.50%, 04/01/2043	892,434	875,278
3.00%, 08/01/2043	1,375,269	1,398,604
3.50%, 01/01/2044	619,811	649,607
4.50%, 06/01/2044	1,751,319	1,901,219
3.00%, 05/01/2045	2,188,166	2,221,382
3.50%, 05/01/2045	4,884,656	5,106,737
3.50%, 05/01/2045	1,654,451	1,731,721
3.00%, 06/01/2045	7,812,487	7,933,507
3.00%, 07/01/2045	9,436,134	9,583,771
4.00%, 07/01/2045	3,275,139	3,501,474
4.00%, 07/01/2045	2,279,371	2,436,891
4.00%, 09/01/2045	4,246,337	4,583,155
Fannie Mae-Aces
0.50%, 10/25/2021	1,523,634	1,524,250
FHLMC Multifamily Structured Pass Through Certificates
0.57%, 04/25/2020	3,087,365	3,088,158
0.74%, 07/25/2020	2,484,208	2,495,704
0.82%, 07/25/2020	2,862,162	2,875,025
2.53%, 12/25/2021	3,303,996	3,398,734
Freddie Mac Gold Pool
2.50%, 07/01/2030	2,423,516	2,473,875
3.00%, 08/01/2030	1,744,249	1,817,547

2.50%, 09/01/2030	5,840,000	5,961,350
5.50%, 08/01/2041	14,943,983	16,906,945
4.00%, 09/01/2041	24,343,092	26,396,701
5.00%, 11/01/2041	2,546,423	2,790,448
4.50%, 07/01/2042	1,652,251	1,797,674
3.00%, 02/01/2043	1,429,644	1,451,050
3.50%, 10/01/2043	1,662,242	1,733,388
3.00%, 06/01/2045	1,692,323	1,712,598
3.50%, 06/01/2045	8,604,141	8,966,198
3.50%, 06/01/2045	1,123,597	1,177,275
4.50%, 06/01/2045	1,274,764	1,414,766
3.50%, 07/01/2045	8,550,590	8,910,394
4.00%, 07/01/2045	1,421,523	1,517,099
3.50%, 08/01/2045	5,931,669	6,232,708
Freddie Mac Structured Agency Credit Risk Debt Notes
2.39%, 02/25/2024	600,000	604,312
2.59%, 08/25/2024	705,000	713,194
2.84%, 10/25/2024	700,000	713,837
2.59%, 01/25/2025	705,000	713,541
2.39%, 03/25/2025	2,160,000	2,159,998
2.14%, 05/25/2025	720,000	706,193
2.04%, 10/25/2027	950,000	945,386
2.79%, 12/25/2027	2,700,000	2,722,666
2.84%, 03/25/2028	795,000	794,994
FREMF 2014-K48 Mortgage Trust
3.64%, 06/25/2025 (Acquired 09/16/2015, Cost $479,256) (b)	535,000	489,825
FREMF 2015-K47 Mortgage Trust
3.72%, 06/25/2048 (Acquired 07/24/2015, Cost $644,198) (b)	700,000	656,888
FREMF 2015-K718 Mortgage Trust
3.67%, 02/25/2022 (Acquired 07/14/2015, Cost $903,406) (b)	925,000	920,533
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2019 (Acquired 07/13/2015, Cost $1,234,244) (b)	1,250,000	1,232,889
GE Capital Commercial Mortgage Corp Series 2006-C1 Trust
5.46%, 03/10/2044	665,039	666,125
Ginnie Mae I pool
3.00%, 07/15/2042	237,931	244,088
3.00%, 10/15/2042	414,824	425,559
3.00%, 12/15/2042	56,930	58,404
4.50%, 05/15/2044	18,014,227	19,797,936
Ginnie Mae II pool
4.00%, 10/15/2041 (d)	3,825,000	4,074,896
4.50%, 10/15/2041 (d)	1,595,000	1,713,379
3.00%, 07/20/2042	3,294,540	3,382,014
3.00%, 08/20/2042	107,650	110,508
3.50%, 10/15/2042 (d)	27,625,000	28,951,215
2.50%, 06/20/2043	429,550	424,369
5.00%, 05/20/2044	975,345	1,071,370
5.00%, 11/20/2044	2,539,178	2,754,269
5.00%, 12/20/2044	557,635	624,877
2.50%, 03/20/2045	3,031,228	2,994,575
3.50%, 04/20/2045	1,879,795	1,973,150
4.50%, 05/20/2045	553,989	596,411
4.50%, 06/20/2045	2,694,901	2,902,000
5.50%, 06/20/2045	964,220	1,067,717
3.00%, 07/20/2045	3,855,532	3,942,202
3.50%, 07/20/2045	17,123,101	17,975,190
3.00%, 08/20/2045	7,926,645	8,104,831
3.50%, 08/20/2045	2,774,313	2,912,425
4.00%, 08/20/2045	6,206,096	6,624,719

3.00%, 09/20/2045	1,670,000	1,707,541
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.23%, 11/10/2045	1,323,146	1,325,400
Government National Mortgage Association
3.50%, 03/20/2039 IO	2,576,755	223,651
4.39%, 10/16/2040	281,264	283,637
GS Mortgage Securities Corp II
2.77%, 11/10/2045	2,420,000	2,432,945
GS Mortgage Securities Corp Trust 2013-NYC5
3.77%, 01/10/2030 (Acquired 08/20/2015, Cost $331,572) (b)	330,000	332,850
GS Mortgage Securities Trust 2011-GC3
5.74%, 03/10/2044 (Acquired 09/11/2015, Cost $365,669) (b)	340,000	361,522
Hilton USA Trust 2013-HLT
4.41%, 11/05/2030 (Acquired 07/22/2015, Cost $1,009,242) (b)	1,000,000	1,005,497
4.60%, 11/05/2030 (Acquired 08/26/2015, Cost $1,373,378) (b)	1,366,000	1,379,247
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC14
5.48%, 12/12/2044	1,832,259	1,839,244
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	728,411	744,057
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17
5.43%, 12/12/2043	3,049,277	3,137,636
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
5.34%, 05/15/2047	1,782,171	1,841,628
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.88%, 02/12/2049	1,675,000	1,762,596
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	897,185	949,887
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.96%, 06/15/2049	1,655,000	1,713,378
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
6.21%, 02/15/2051	1,650,000	1,757,834
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015, Cost $2,390,823) (b)	2,195,000	2,396,905
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3
4.72%, 02/15/2046 (Acquired 08/25/2015, Cost $1,212,776) (b)	1,100,000	1,218,106
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
3.15%, 08/15/2046	3,044,546	3,091,956
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
2.21%, 05/15/2045	1,472,359	1,488,717
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (Acquired 09/14/2015, Cost $784,575) (b)	775,000	792,301
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO
3.51%, 01/15/2032 (Acquired 07/13/2015, Cost $1,200,501) (b)	1,200,000	1,189,631
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
2.94%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (a)(b)	250,000	250,000
4.69%, 07/15/2036 (Acquired 09/28/2015, Cost $759,000) (b)	759,000	759,000
JP Morgan Resecuritization Trust Series 2014-6
0.41%, 07/27/2046 (Acquired 08/18/2015, Cost $3,757,442) (b)	3,973,618	3,713,291
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,161,760
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,653
3.82%, 07/15/2048	1,700,000	1,791,229
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	580,000	610,032
LB-UBS Commercial Mortgage Trust 2007-C2
5.49%, 02/15/2040	1,000,000	1,043,094
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040	885,000	938,945

Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.14%, 04/25/2029	1,974,328	1,947,461
Merrill Lynch Mortgage Trust 2006-C1
5.87%, 05/12/2039	1,735,000	1,752,378
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/15/2046	2,005,000	2,019,149
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
4.46%, 08/15/2047	1,140,000	1,187,074
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048	2,700,000	2,820,228
4.04%, 05/15/2048	45,000	46,655
4.50%, 05/15/2048	85,000	85,887
4.50%, 05/15/2048	55,000	52,505
Morgan Stanley Capital I Trust 2007-IQ14
5.87%, 04/15/2049	1,660,000	1,723,842
Morgan Stanley Capital I Trust 2011-C3
3.22%, 07/15/2049	3,233,073	3,282,407
Morgan Stanley Resecuritization Trust 2013-R10
2.56%, 01/26/2051 (Acquired 07/24/2015, Cost $2,119,767) (b)	2,099,288	2,102,731
Nomura Resecuritization Trust 2015-7R
2.38%, 08/26/2036 (Acquired 08/20/2015, Cost $2,911,917) (b)	2,872,910	2,912,839
OBP Depositor, LLC Trust 2010-OBP
4.65%, 07/15/2045 (Acquired 08/04/2015, Cost $802,754) (b)	730,000	808,393
Sequoia Mortgage Trust 2003-2
0.88%, 06/20/2033	2,051,593	1,953,199
Sequoia Mortgage Trust 2004-9
1.27%, 10/20/2034	3,286,630	3,152,098
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 08/04/2015, Cost $2,461,246) (b)	2,463,523	2,461,293
Starwood Retail Property Trust 2014-STAR
2.70%, 11/15/2027 (Acquired 07/22/2015, Cost $2,208,046) (b)	2,206,000	2,194,944
Structured Adjustable Rate Mortgage Loan Trust
2.44%, 03/25/2034	1,272,923	1,278,193
Structured Asset Mortgage Investments Trust 2003-AR3
0.90%, 11/19/2033	1,776,976	1,669,685
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $632,321) (b)	632,117	636,506
Towd Point Mortgage Trust 2015-4
2.75%, 04/26/2055 (Acquired 09/25/2015, Cost $689,736) (b)	690,000	689,736
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063 (Acquired 07/24/2015, Cost $2,761,248) (b)	2,750,000	2,726,246
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.42%, 01/15/2045	1,002,150	1,002,685
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
5.38%, 12/15/2043	1,000,000	1,039,383
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,640,000	5,741,153
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.51%, 08/25/2045	4,078,117	3,788,693
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.48%, 10/25/2045	3,136,015	2,900,290
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.45%, 11/25/2045	2,404,538	2,249,837
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,330,593
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/15/2058	2,320,000	2,424,716
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	500,000	525,556

WF-RBS Commercial Mortgage Trust 2011-C2
5.64%, 02/15/2044 (Acquired 09/02/2015, Cost $1,510,639) (b)	1,405,000	1,499,721
WF-RBS Commercial Mortgage Trust 2011-C3
3.24%, 03/15/2044 (Acquired 07/15/2015, Cost $2,595,074) (b)	2,572,187	2,589,220
Total Mortgage-Backed Obligations (Cost $633,314,592)		$636,106,141
Total BONDS& NOTES (Cost $2,177,724,454)		$2,177,965,128

PREFERRED STOCKS - 0.38%
Financials - 0.38%	Shares	Value
Ally Financial, Inc., 7.00% (b)	2,500	$2,520,391
Citigroup Capital XIII, 7.88%	26,550	682,069
Discover Financial Services, 6.50%	57,550	1,485,365
General Electric Capital Corp., 4.70%	5,800	144,362
Morgan Stanley - Series F, 6.88%	42,300	1,130,679
Morgan Stanley - Series E, 7.13%	45,400	1,246,230
Morgan Stanley Capital Trust III, 6.25%	5,575	141,549
Wells Fargo & Co., 6.63%	42,650	1,166,478
Total Preferred Stocks (Cost $8,583,276)		$8,517,123

	Principal
BANK LOANS - 0.34%	Amount	Value
Asurion TI B2, 4.25%	$434,196	$406,130
Asurion, LLC, 5.00%	872,813	823,307
CCO Safari III, LLC, 3.50%	2,131,000	2,118,129
Dell T/I B2, 4.00%	573,563	570,339
First Data, 3.95%	791,874	787,717
Husky Injection Molding, 4.25%	650,000	640,250
Intelsat Jackson Holdings SA, 3.75%	420,000	408,135
Level 3 T/I B2, 3.50%	440,000	435,965
Numericable T/1 B-5, 4.00%	475,000	465,262
Petsmart T/I B1, 4.25%	629,800	628,163
Univision Communications T/I C4, 4.00%	119,684	118,823
Valent Tle, 3.75%	120,000	118,080
Total Bank Loans (Cost $7,654,976)		$7,520,300

SHORT-TERM INVESTMENTS - 9.00%	Shares	Value
Money Market Funds - 9.00%
Fidelity Institutional Money Market Funds - Institutional Class, 0.01% (e)	100,501,892	$100,501,892
Goldman Sachs Financial Square Funds - Institutional Class, 0.01% (e)	100,562,242	100,562,242
Total Short-Term Investments (Cost $201,064,134)		$201,064,134

TOTAL INVESTMENTS IN SECURITIES - 107.21%
(Cost $2,395,026,840)		$2,395,066,685
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.21)%		(160,988,403)
TOTAL NET ASSETS - 100.00%		$2,234,078,282

Percentages are stated as a percent of net assets.

IO	Interest Only Strip

(a)	Security is treated as illiquid by the Fund. The value of these securities totals $250,000, which represents 0.01% of total net assts.

(b)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $250,234,567, which represents 11.20% of total net assets.

(c)	Inflation protected security. The value of these securities totals $35,334,408, which represents 1.58% of total net assets.

(d)	Delayed delivery security. The value of these securities totals $128,920,181, which represents 5.57% of total net assets.

(e)	Partially assigned as collateral for certain delayed securities.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Core Plus Bond Fund
Schedule of Investments (Unaudited)
September 30, 2015

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(80)	U.S. 5 Year Note Future	Goldman Sachs	Dec. 2015	$(9,585,900)	$(9,641,250)	$(55,350)
(11)	U.S. 2 Year Note Future	Goldman Sachs	Dec. 2015	(2,405,545)	(2,409,344)	(3,799)
105	U.S. Long Bond Future	Goldman Sachs	Dec. 2015	16,345,259	16,521,094	175,835
(151)	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2015	(19,253,562)	(19,438,891)	(185,329)
						$(68,643)

Bridge Builder Core Plus Bond Fund
Schedule of Securities Sold Short
September 30, 2015 (Unaudited)

Principal Amount		Value
Mortgage-Backed Obligations
Fannie Mae
3.50%, 10/01/2040 (a)	$(4,300,000)	$(4,487,119)
Total Securities Sold Short (Proceeds Received $4,422,281)		$(4,487,119)

(a)	Security is a shorted delayed delivery security.

Bridge Builder Core Plus Bond Fund
Schedule of Investments (Unaudited)
September 30, 2015

Open Forward Currency Contracts

Purchase Contract	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 12/4/15	HSBC	AUD	1,000,000	$698,679	$699,426	$(747)
Brazilian Real, Expiring 12/2/15*	Morgan Stanley & Co.	BRL	4,695,000	1,278,107	1,157,700	120,407
Euro, Expiring 12/15/15	HSBC	EUR	1,365,000	1,541,790	1,527,310	14,480
Indian Rupee, Expiring 10/16/15*	HSBC	INR	38,550,000	582,326	585,487	(3,161)
Mexican Peso, Expiring 10/23/15	Morgan Stanley & Co.	MXN	68,000,000	4,186,255	4,014,487	171,768
Mexican Peso, Expiring 1/8/16	Morgan Stanley & Co.	MXN	43,380,000	2,543,014	2,545,243	(2,229)
South African Rand, Expiring 10/23/15	Deutsche Bank	ZAR	3,245,000	256,940	233,206	23,734
South African Rand, Expiring 10/23/15	HSBC	ZAR	1,395,000	111,131	100,253	10,878
U.S. Dollar, Expiring 10/16/15	Merrill Lynch	USD	483,746	473,478	483,746	(10,268)
U.S. Dollar, Expiring 10/16/15	J.P. Morgan	USD	493,716	483,274	493,716	(10,442)
U.S. Dollar, Expiring 10/16/15	HSBC	USD	231,198	225,462	231,198	(5,736)
U.S. Dollar, Expiring 10/23/15	Morgan Stanley & Co.	USD	4,025,608	4,014,487	4,025,608	(11,121)
				$16,394,943	$16,097,380	$297,563

*Non-deliverable forward.

Bridge Builder Core Plus Bond Fund
Schedule of Investments (Unaudited)
September 30, 2015

Credit Default Swaps - Sell Protection

Reference Entity	Receive Fixed Rate	Maturity Date	Counterparty	Maximum Potential Future Payment	Moody’s Rating of Reference Entity	Upfront Premium Received	Unrealized Depreciation
Markit CDX.IG.CDSI.S25(a)	1.00%	12/20/2020	J.P. Morgan Securities	$5,500,000	A3	$38,735	$(19,251)

(a)Markit CDX Investment Grade Index

Bridge Builder Municipal Bond Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 76.82%
Alabama - 1.20%
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2048	$1,500,000	$1,623,585
Industrial Development Board of the City of Mobile Alabama
0.32%, 07/15/2034	11,500,000	11,500,000
Jefferson County Ala Swr Rev
5.00%, 10/01/2044	1,500,000	1,600,860
Selma Industrial Development Board
5.80%, 05/01/2034	775,000	860,057
5.38%, 12/01/2035	215,000	239,026
		15,823,528
Arizona - 0.70%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,103,800
City of Phoenix Civic Improvement Corp
5.25%, 07/01/2017	2,750,000	2,969,340
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,089,120
Peoria Industrial Development Authority
5.00%, 11/15/2019	250,000	258,613
Salt Verde Financial Corp
5.00%, 12/01/2037	2,500,000	2,763,450
		9,184,323
California - 5.15%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,485,874
California Health Facs Fing Au Rev Bonds
5.63%, 07/01/2025	2,130,000	2,454,122
California St For Previous Iss Var Purp Go Bonds
5.00%, 08/01/2027	620,000	752,426
California St Public Works Brd Leas Ref Bonds
4.00%, 05/01/2017	11,315,000	11,911,187
5.00%, 05/01/2018	8,200,000	9,056,572
5.00%, 05/01/2018	7,065,000	7,803,010
5.00%, 05/01/2029	1,100,000	1,291,477
California State Public Works Board
5.00%, 11/01/2037	235,000	263,630
California Statewide Cmntys De Rev Bonds
5.00%, 10/01/2028	1,100,000	1,212,981
California Statewide Cmntys De Rev Ref Bonds
5.38%, 11/01/2049	100,000	99,146
Golden State Tobacco Securitization Corp
4.50%, 06/01/2027	3,000,000	2,876,220
5.00%, 06/01/2040	2,000,000	2,214,520
Los Angeles Community College District/CA
5.00%, 08/01/2029	2,395,000	2,847,535
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,415,628
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,046,001

5.00%, 08/01/2028	1,000,000	1,189,260
5.00%, 08/01/2029	775,000	911,493
5.00%, 08/01/2030	2,530,000	2,954,433
Sacramento Calif City Fing Aut Ref Bonds
5.00%, 12/01/2033	875,000	990,894
State of California
5.00%, 08/01/2017	5,000,000	5,400,900
5.00%, 08/01/2019	1,000,000	1,148,000
5.00%, 08/01/2023	3,000,000	3,653,460
5.00%, 08/01/2035	3,000,000	3,441,900
		67,420,669
Colorado - 1.08%
City & County of Denver CO Airport System Revenue
5.50%, 11/15/2016	1,210,000	1,274,856
City of Colorado Springs CO Utilities System Revenue
0.15%, 11/01/2036	10,805,000	10,805,000
Colorado Health Facilities Authority
5.00%, 12/01/2022	1,855,000	2,084,630
		14,164,486
Connecticut - 3.09%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,922,377
Hartford Conn
5.00%, 04/01/2018	2,885,000	3,154,517
State of Connecticut
5.00%, 08/01/2019	20,380,000	23,207,113
5.00%, 09/01/2022	5,725,000	6,795,060
5.00%, 08/01/2031	4,625,000	5,376,794
		40,455,861
Delaware - 0.00%
Delaware State Economic Development Authority
5.40%, 02/01/2031	25,000	27,698
District of Columbia - 1.16%
District of Columbia
0.26%, 04/01/2038	5,735,000	5,735,000
0.26%, 06/01/2040	1,500,000	1,500,000
0.26%, 11/01/2042	8,000,000	8,000,000
		15,235,000
Florida - 5.90%
Central Florida Expressway Authority
5.00%, 07/01/2017	2,105,000	2,260,391
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,636,540
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,190,508
County of Broward FL Airport System Revenue
5.00%, 10/01/2016	1,885,000	1,967,996
5.00%, 10/01/2042	110,000	121,010
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,169,707
County of Miami-Dade FL Aviation Revenue
5.25%, 10/01/2022	5,000,000	5,393,700
5.00%, 10/01/2031	3,000,000	3,278,790
5.00%, 10/01/2035	1,000,000	1,090,650
Florida Department of Environmental Protection
5.00%, 07/01/2016	1,065,000	1,100,294
Florida Housing Finance Corp
0.60%, 09/01/2016	3,500,000	3,500,000

Florida St
5.00%, 07/01/2023	2,630,000	3,207,758
Florida St Brd Ed Public Ed For I Public Ed Capital Outlay Re 2015d
5.00%, 06/01/2017	3,135,000	3,366,739
Florida’s Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,152,340
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,696,428
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	911,944
Miami Health Facilities Authority
0.26%, 08/01/2026	7,080,000	7,080,000
Miami-Dade County School Board Foundation Inc
5.00%, 05/01/2025	3,000,000	3,550,770
5.00%, 05/01/2031	5,000,000	5,710,300
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,213,504
5.00%, 08/01/2032	3,000,000	3,417,030
Seminole Tribe of Florida Inc
5.50%, 10/01/2024	3,500,000	3,703,175
State of Florida
5.00%, 07/01/2019	3,500,000	4,001,375
5.00%, 07/01/2024	2,460,000	3,044,496
5.00%, 06/01/2025	2,000,000	2,502,480
		77,267,925
Georgia - 0.50%
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,304,739
State of Georgia
5.00%, 02/01/2018	3,035,000	3,338,773
		6,643,512
Guam - 0.12%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,631,265
Hawaii - 0.18%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,404,260
Illinois - 5.81%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,031,320
5.00%, 12/01/2041	770,000	642,419
Chicago Ill Tran Authority Cap Grnt Rev Bonds
5.00%, 06/01/2016	1,840,000	1,891,888
Chicago Midway International Airport
5.00%, 01/01/2032	2,000,000	2,149,260
5.00%, 01/01/2034	1,000,000	1,067,370
Chicago O’Hare International Airport
5.25%, 01/01/2024	1,495,000	1,512,790
5.25%, 01/01/2025	1,500,000	1,517,745
5.25%, 01/01/2026	3,000,000	3,035,430
Chicago Transit Authority
5.00%, 06/01/2026	8,275,000	9,161,004
City of Chicago IL
4.25%, 01/01/2020	365,000	386,301
5.25%, 01/01/2021	1,435,000	1,459,711
5.25%, 01/01/2027	2,435,000	2,428,669
5.00%, 01/01/2028	865,000	876,461
5.00%, 01/01/2035	2,500,000	2,386,800

City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,385,000	1,459,430
5.00%, 01/01/2029	1,300,000	1,357,902
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	998,695
County of Cook IL
5.25%, 11/15/2028	675,000	719,935
Illinois Fin Authority Rev
5.25%, 11/15/2026	50,000	50,616
5.25%, 11/15/2036	50,000	50,399
Illinois Finance Authority
5.50%, 02/15/2017	2,000,000	2,127,260
5.00%, 11/15/2023	750,000	871,320
4.75%, 05/15/2033	145,000	143,289
5.00%, 11/15/2034	3,000,000	3,333,420
5.00%, 11/15/2038	3,795,000	4,152,261
5.00%, 08/15/2044	100,000	105,737
5.00%, 11/15/2045	2,500,000	2,701,800
8.00%, 05/15/2046	1,000,000	1,149,770
5.25%, 05/15/2047	250,000	253,270
Illinois Sports Facilities Authority/The
5.25%, 06/15/2032	1,735,000	1,904,874
Illinois State Toll Highway Authority
0.25%, 01/01/2016	8,000,000	8,000,000
5.00%, 01/01/2038	2,700,000	2,976,858
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,202,140
State of Illinois
5.00%, 03/01/2028	5,000,000	5,202,500
5.25%, 02/01/2029	3,720,000	3,946,102
5.50%, 07/01/2038	1,500,000	1,582,950
		75,837,696
Indiana - 1.91%
Indiana Finance Authority
5.00%, 09/15/2019	700,000	781,515
5.00%, 03/01/2036	4,000,000	4,376,480
5.00%, 09/01/2046	2,750,000	2,876,555
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	3,000,000	3,066,750
4.00%, 11/01/2027	8,000,000	8,457,600
5.00%, 11/01/2027	1,955,000	2,026,690
Indiana St Dev Fin Authority Solid Rev Bd
3.50%, 10/01/2031	3,600,000	3,600,000
		25,185,590
Iowa - 0.12%
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,626,045
Kansas - 0.20%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,589,154
Kentucky - 0.58%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,720,096
Kentucky Asset / Liability Com Proj Notes
5.00%, 09/01/2024	1,000,000	1,197,100
5.00%, 09/01/2025	1,250,000	1,483,563
Kentucky Economic Development Finance Authority
6.38%, 06/01/2040	110,000	123,773

6.50%, 03/01/2045	1,000,000	1,127,790
		7,652,322
Louisiana - 1.93%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,782,514
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,941,359
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,626,268
5.00%, 01/01/2040	1,540,000	1,705,535
Parish of St James LA
0.35%, 11/01/2040	5,000,000	5,000,000
Parish of St John the Baptist LA
5.13%, 06/01/2037	2,000,000	2,037,840
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,087,960
5.00%, 02/01/2018	2,000,000	2,189,460
		25,370,936
Maryland - 0.83%
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,476,340
5.00%, 07/01/2018	2,100,000	2,338,455
5.00%, 08/15/2038	1,945,000	2,135,357
5.00%, 07/01/2045	1,500,000	1,598,715
Maryland St Health & Higher Ed Rev Bonds
5.50%, 01/01/2028	2,500,000	2,767,275
State of Maryland
5.25%, 03/01/2017	500,000	533,585
		10,849,727
Massachusetts - 1.50%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,565,998
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,938,522
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,444,230
Massachusetts Department of Transportation
5.00%, 01/01/2019	1,500,000	1,687,650
Massachusetts Development Finance Agency
0.50%, 07/01/2050	4,000,000	3,904,000
		19,540,400
Michigan - 2.05%
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	843,472
5.00%, 10/01/2022	800,000	901,816
5.00%, 10/01/2023	500,000	563,755
5.00%, 10/01/2024	765,000	862,905
Holly Area School District
4.00%, 05/01/2017	500,000	523,980
Michigan State Hospital Finance Authority
1.40%, 11/15/2047	7,565,000	7,627,941
University of Michigan
5.00%, 04/01/2017	5,220,000	5,569,636
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	278,013
5.00%, 12/01/2019	200,000	226,968
5.00%, 12/01/2020	200,000	229,624
5.00%, 12/01/2021	400,000	462,380

5.00%, 12/01/2022	200,000	231,888
5.00%, 12/01/2023	400,000	465,140
5.00%, 12/01/2024	250,000	292,705
5.00%, 12/01/2027	3,000,000	3,380,850
5.00%, 12/01/2040	4,000,000	4,361,560
		26,822,633
Minnesota - 0.43%
State of Minnesota
5.00%, 11/01/2018	1,830,000	2,058,622
5.00%, 08/01/2027	2,885,000	3,566,264
		5,624,886
Mississippi - 1.12%
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,561,995
4.00%, 10/15/2018	2,100,000	2,272,935
5.00%, 10/15/2019	4,545,000	5,166,847
5.00%, 10/15/2020	1,750,000	2,021,950
5.00%, 10/15/2021	1,300,000	1,523,600
5.00%, 10/15/2022	1,750,000	2,064,230
		14,611,557
Nevada - 0.44%
County of Clark NV
5.00%, 11/01/2032	3,000,000	3,490,530
Las Vegas Valley Water District
5.00%, 06/01/2039	1,950,000	2,213,328
		5,703,858
New Hampshire - 0.46%
New Hampshire Health and Education Facilities Authority Act
0.22%, 10/01/2030	6,000,000	6,000,000
New Jersey - 1.34%
New Jersey Economic Development Authority
4.00%, 01/01/2020	115,000	116,697
5.00%, 03/01/2024	2,405,000	2,532,465
5.00%, 06/15/2025	5,000,000	5,278,850
5.50%, 01/01/2027	500,000	569,090
5.63%, 01/01/2052	2,000,000	2,164,760
New Jersey Health Care Facilities Financing Authority
5.63%, 07/01/2032	380,000	435,879
New Jersey Higher Education Student Assistance Authority
5.50%, 12/01/2021	1,000,000	1,143,140
5.00%, 12/01/2044	1,000,000	1,012,030
New Jersey St Edl Facs Authority Re Rev Bonds
5.00%, 06/01/2023	855,000	906,232
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,941,350
0.00%, 12/15/2026	2,400,000	1,362,768
New Jersey Turnpike Authority
5.00%, 01/01/2017	255,000	268,989
		17,732,250
New York - 12.59%
Build NYC Resource Corp
5.00%, 01/01/2035	3,000,000	3,182,010
City of New York NY
5.00%, 08/01/2017	6,365,000	6,870,509
5.00%, 08/01/2021	6,000,000	7,111,320
5.00%, 08/01/2027	2,975,000	3,596,031
5.00%, 08/01/2028	3,975,000	4,766,621
City of Yonkers NY

4.00%, 07/01/2018	2,000,000	2,142,000
5.00%, 09/01/2022	2,350,000	2,759,511
5.00%, 09/01/2025	1,015,000	1,213,767
Erie County NY
5.00%, 06/01/2017	1,000,000	1,071,020
5.00%, 09/15/2017	550,000	595,215
5.00%, 06/01/2018	500,000	553,655
5.00%, 09/15/2018	365,000	406,077
5.00%, 06/01/2019	1,000,000	1,134,970
5.00%, 09/15/2019	500,000	571,440
5.00%, 06/01/2020	500,000	579,565
5.00%, 09/15/2020	350,000	407,851
5.00%, 06/01/2021	750,000	883,013
5.00%, 09/15/2021	225,000	266,036
5.00%, 06/01/2025	1,630,000	1,985,063
Metropolitan Transn Authority NY R Trans Rev Var Ref Bonds
0.74%, 11/01/2032	1,000,000	994,560
Metropolitan Transportation Authority
5.00%, 11/15/2019	1,290,000	1,481,010
5.00%, 11/15/2029	10,000,000	11,685,400
Nassau County Industrial Development Agency
6.70%, 01/01/2049 (a)	120,000	117,266
New York City Transitional Finance Authority Future Tax Secured Revenue
0.20%, 11/01/2022	10,000,000	10,000,000
0.30%, 11/01/2022	6,000,000	6,000,000
5.00%, 11/01/2029	2,000,000	2,365,340
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,123,727
0.25%, 06/15/2032	5,890,000	5,890,000
New York Convention Ctr Dev Co Ref Bonds
5.00%, 11/15/2033	3,000,000	3,449,250
New York Liberty Development Corp
5.25%, 10/01/2035	1,500,000	1,772,385
5.38%, 11/15/2040	1,500,000	1,568,610
5.00%, 11/15/2044	1,500,000	1,513,035
New York NY
5.00%, 08/01/2018	8,850,000	9,858,812
New York State Dormitory Authority
5.00%, 03/15/2016	1,000,000	1,021,490
5.00%, 03/15/2017	2,750,000	2,929,932
5.00%, 12/15/2018	1,105,000	1,164,814
5.00%, 03/15/2019	3,500,000	3,979,220
5.00%, 07/01/2022	250,000	295,792
5.00%, 07/01/2023	250,000	297,353
5.00%, 05/01/2024	4,870,000	5,742,363
5.00%, 07/01/2024	250,000	299,825
5.00%, 07/01/2025	250,000	301,280
5.00%, 03/15/2027	2,500,000	3,001,875
5.00%, 02/15/2028	7,520,000	8,935,189
5.00%, 03/15/2028	5,000,000	5,948,400
New York State Thruway Authority
5.00%, 05/01/2019	11,000,000	12,411,960
New York State Urban Development Corp
5.00%, 03/15/2020	3,215,000	3,730,075
5.00%, 03/15/2035	2,800,000	3,185,868
Port Authority of New York & New Jersey
5.00%, 10/15/2033	3,500,000	3,935,050
Sales Tax Asset Receivable Corp

5.00%, 10/15/2017	1,500,000	1,633,140
Suffolk County Economic Development Corp
5.00%, 07/01/2028	2,050,000	2,244,217
		164,972,912
North Carolina - 2.00%
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,352,680
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,764,854
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,126,810
5.00%, 01/01/2021	1,420,000	1,600,070
5.00%, 01/01/2026	5,000,000	5,634,050
North Carolina Medical Care Commission
6.25%, 07/01/2035	1,000,000	1,084,650
5.00%, 09/01/2037	1,500,000	1,495,965
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,272,722
5.00%, 01/01/2025	2,935,000	3,307,188
5.00%, 01/01/2026	2,515,000	2,833,927
State of North Carolina
5.00%, 06/01/2017	2,400,000	2,578,248
		26,051,164
Ohio - 1.30%
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	2,000,000	1,785,320
Clermont County Port Authority
5.00%, 12/01/2029	750,000	861,322
5.00%, 12/01/2030	850,000	969,850
5.00%, 12/01/2031	650,000	737,458
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,915,900
Ohio Air Quality Development Authority
5.70%, 08/01/2020	1,500,000	1,636,140
Ohio St Wtr Dev Authority Pollution Rev Ref Bonds
4.00%, 12/01/2033	3,285,000	3,371,560
State of Ohio
4.00%, 09/01/2021	3,980,000	4,521,001
		16,798,551
Oklahoma - 0.07%
Oklahoma County Finance Authority
5.13%, 04/01/2042 (a)	1,000,000	927,020
Oregon - 0.23%
State of Oregon Housing & Community Services Department
0.80%, 08/01/2018	3,000,000	3,001,170
Pennsylvania - 6.26%
Allegheny County Airport Authority
5.00%, 01/01/2017	1,755,000	1,843,645
Allegheny County Pa
4.00%, 12/01/2017	3,725,000	3,975,879
Butler County Hospital Authority
0.22%, 10/01/2042	9,510,000	9,510,000
Chester County Industrial Development Authority
0.65%, 02/01/2017	3,350,000	3,344,707
City of Philadelphia PA
2.00%, 08/01/2016	5,805,000	5,880,175
5.00%, 08/01/2017	2,000,000	2,148,220
5.00%, 08/01/2023	3,000,000	3,518,130

5.00%, 08/01/2028	6,000,000	6,892,920
Commonwealth of Pennsylvania
5.00%, 04/01/2017	1,000,000	1,065,120
5.00%, 08/15/2021	1,015,000	1,188,108
5.00%, 03/15/2023	9,970,000	11,824,520
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	173,701
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,326,387
Delaware Valley Regional Finance Authority
0.17%, 06/01/2042	8,000,000	8,000,000
Montgomery County Industrial Development Authority/PA
5.25%, 01/01/2040	1,510,000	1,499,641
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005,000	3,547,493
5.00%, 06/15/2025	1,855,000	2,201,050
Pennsylvania State University
5.00%, 03/01/2017	1,500,000	1,593,330
Reading School District
5.00%, 02/01/2018	1,450,000	1,566,145
5.00%, 02/01/2019	1,660,000	1,833,288
5.00%, 02/01/2020	1,000,000	1,122,210
5.00%, 02/01/2020	1,000,000	1,122,210
5.00%, 02/01/2021	1,000,000	1,135,560
5.00%, 02/01/2022	1,920,000	2,193,907
State Public School Building Authority
5.00%, 06/15/2025	3,000,000	3,531,750
Susquehanna Area Regl Arpt Aut Arpt Sys Rev Bonds
6.50%, 01/01/2038	180,000	190,602
		82,228,698
Puerto Rico - 0.13%
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,497,360
5.25%, 07/01/2027	145,000	141,520
		1,638,880
South Carolina - 1.45%
City of Woodruff SC Sewer System Revenue
1.05%, 04/01/2017	3,000,000	3,000,000
Scago Educational Facilities Corp for Union School District
5.00%, 12/01/2023	1,060,000	1,241,143
South Carolina Jobs-Economic Development Authority
0.26%, 12/01/2038	5,530,000	5,530,000
South Carolina State Public Service Authority
5.00%, 12/01/2050	8,640,000	9,333,187
		19,104,330
South Dakota - 0.04%
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2042	80,000	86,936
South Dakota St Health & Edl F Rev Bonds
5.00%, 09/01/2019	300,000	339,681
		426,617
Tennessee - 0.49%
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,111,500
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2017	4,000,000	4,303,960
		6,415,460
Texas - 9.38%

Austin Convention Enterprises Inc
5.25%, 01/01/2024	1,330,000	1,375,286
Central Texas Regional Mobility Authority
5.00%, 01/01/2016	1,175,000	1,187,502
5.00%, 01/01/2022	990,000	1,131,500
5.00%, 01/01/2042	1,335,000	1,409,520
City of Austin TX
5.00%, 09/01/2033	2,920,000	3,428,109
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,745,949
City of Fort Worth TX
5.00%, 03/01/2026	10,445,000	12,709,267
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,609,635
City of San Antonio TX
5.00%, 02/01/2017	4,300,000	4,558,215
5.00%, 02/01/2026	2,190,000	2,679,399
City Public Service Board of San Antonio TX
5.00%, 02/01/2032	4,250,000	4,503,428
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,181,320
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,573,187
3.00%, 02/15/2040	4,000,000	4,157,680
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,087,000
Houston Independent School District
0.95%, 06/01/2035	1,000,000	1,002,130
Hunt Memorial Hospital District
0.15%, 08/15/2017	2,725,000	2,725,000
Love Field Airport Modernization Corp
5.00%, 11/01/2028	250,000	273,962
5.25%, 11/01/2040	1,435,000	1,564,667
Lower Colorado River Authority
5.00%, 05/15/2020	340,000	390,531
New Hope Cultural Education Facilities Corp
5.00%, 07/01/2047	1,075,000	1,099,897
North Tex Twy Authority Rev
6.25%, 01/01/2039	340,000	390,629
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,390,605
North Texas Tollway Authority
5.00%, 01/01/2031	650,000	726,629
5.00%, 01/01/2040	2,000,000	2,176,920
5.00%, 01/01/2045	5,000,000	5,471,700
State of Texas
5.00%, 04/01/2017	1,500,000	1,600,470
5.00%, 10/01/2019	1,950,000	2,242,695
5.00%, 10/01/2023	10,425,000	12,723,504
5.00%, 10/01/2027	5,000,000	6,128,600
5.00%, 10/01/2032	5,000,000	5,924,000
Texas Municipal Gas Acquisition & Supply Corp I
1.68%, 12/15/2026	2,000,000	1,753,940
6.25%, 12/15/2026	7,600,000	9,153,288
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	6,102,400
0.23%, 04/01/2026	10,000,000	10,000,000
		123,178,564

Utah - 0.58%
State of Utah
5.00%, 07/01/2016	800,000	828,336
Utah St Transit Authority Sales Tax Revenue
0.00%, 06/15/2035	16,935,000	6,797,878
		7,626,214
Virgin Islands - 0.25%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,302,610
Virginia - 3.04%
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,088,520
County of Botetourt VA
6.00%, 07/01/2034	1,500,000	1,539,825
County of Fairfax VA
5.00%, 10/01/2017	5,320,000	5,784,330
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,902,899
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	542,885
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,150,710
Virginia College Building Authority
5.00%, 09/01/2016	1,000,000	1,042,000
5.00%, 02/01/2017	200,000	211,982

5.00%, 02/01/2017	500,000	529,545
5.00%, 07/01/2045	1,000,000	1,001,450
5.00%, 07/01/2045	500,000	500,725
Virginia Commonwealth Transportation Board
5.00%, 05/15/2021	2,280,000	2,705,174
Virginia Public School Authority
5.00%, 08/01/2018	1,020,000	1,137,178
5.00%, 07/15/2020	3,000,000	3,514,050
5.00%, 08/01/2021	6,000,000	7,137,000
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,555,000	1,606,175
5.50%, 01/01/2042	3,000,000	3,246,750
Virginia St Public Sch Authority
5.00%, 08/01/2017	1,310,000	1,414,040
Virginia St Public Sch Authority Sch F Sch Fing Ref Bonds
5.00%, 08/01/2027	3,000,000	3,664,140
		39,719,378
Washington - 1.13%
State of Washington
5.00%, 07/01/2031	5,000,000	5,858,700
Tobacco Settlement Authority
5.00%, 06/01/2016	3,055,000	3,144,023
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,246,301
5.00%, 10/01/2021	1,510,000	1,788,822
Washington St For Issues Dtd P Mtr Veh Fuel Tax Go Bonds 2014e
5.00%, 02/01/2020	2,420,000	2,801,731
		14,839,577
Wisconsin - 0.08%
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,107,790
Total Municipal Bonds (Cost $1,001,663,068)		$1,006,744,516

	Shares
SHORT-TERM INVESTMENTS - 26.69%
Money Market Funds - 26.69%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class 0.01%	173,692,510	$173,692,510
Goldman Sachs Financial Square Funds - Federal Fund - Institutional Class 0.01%	176,148,634	176,148,634
Total Short-Term Investments (Cost $349,841,144)		$349,841,144

TOTAL INVESTMENTS IN SECURITIES - 103.51%
(Cost $1,351,504,212)		$1,356,585,660
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.51)%		(45,961,991)
TOTAL NET ASSETS - 100.00%		$1,310,623,669

Percentages are stated as a percent of net assets.

(a)	Seecurity is treated as illiquid by the Fund. The value of these securities totals $1,044,286, which represents 0.08% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.88%
Consumer Discretionary - 18.60%
Aaron's, Inc.	229	$8,269
Advance Auto Parts, Inc.	68,412	12,966,126
Amazon.com, Inc. (a)	150,174	76,872,569
AMC Networks, Inc. (a)	1,430	104,633
Aramark	4,301	127,482
AutoNation, Inc. (a)	1,739	101,175
Autozone, Inc. (a)	22,054	15,963,347
Bed Bath & Beyond, Inc. (a)	4,129	235,436
Borgwarner, Inc.	218,077	9,069,822
Brinker International, Inc.	1,460	76,898
Brunswick Corp.	1,631	78,109
Cabela's, Inc. (a)	115	5,244
Cablevision Systems Corp.	697	22,632
CarMax, Inc. (a)	5,036	298,736
Carter's, Inc.	1,273	115,385
CBS Corp.	11,858	473,134
Charter Communications, Inc. - Class A (a)	1,803	317,058
Chipotle Mexican Grill, Inc. (a)	750	540,187
Choice Hotels International, Inc.	846	40,312
Cinemark Holdings, Inc.	2,766	89,867
Clear Channel Outdoor Holdings, Inc. (a)	338	2,410
Coach, Inc.	924	26,731
Comcast Corp. - Class A	46,183	2,626,889
Comcast Corp. - Special Class A	8,303	475,264
CST Brands, Inc.	1,531	51,533
D. R. Horton, Inc.	3,244	95,244
Darden Restaurants, Inc.	598	40,987
Delphi Automotive Plc	6,958	529,086
Dick's Sporting Goods, Inc.	1,513	75,060
Dillard's, Inc.	68	5,943
Discovery Communications, Inc. - Class A (a)	3,382	88,033
Discovery Communications, Inc. - Class C (a)	6,052	147,003
Dish Network Corp. (a)	3,539	206,465
Dollar General Corp.	219,050	15,867,982
Dollar Tree, Inc. (a)	5,556	370,363
Domino's Pizza, Inc.	1,341	144,707
DSW, Inc.	105	2,658
Dunkin' Brands Group, Inc.	2,297	112,553
Expedia, Inc.	2,388	281,020
Extended Stay America, Inc.	1,426	23,928
Foot Locker, Inc.	2,923	210,368
Fossil Group, Inc. (a)	821	45,877
Gap, Inc.	5,764	164,274
Gentex Corp.	3,511	54,420
Genuine Parts Co.	3,405	282,240
GNC Holdings, Inc.	2,067	83,548
GoPro, Inc. (a)	2,130	66,499

Groupon, Inc. (a)	11,821	38,536
H&R Block, Inc.	6,212	224,874
Hanesbrands, Inc.	9,670	279,850
Harley-Davidson, Inc.	59,863	3,286,479
Harman International Industries, Inc.	1,725	165,583
Hasbro, Inc.	2,192	158,131
Hilton Worldwide Hldgs, Inc.	12,497	286,681
Home Depot, Inc.	31,294	3,614,144
Industria De Diseno Textil S.A.	653,602	10,915,153
International Game Technology Plc	1,513	23,194
Interpublic Group of Companies, Inc.	9,945	190,248
Jarden Corp. (a)	5,086	248,604
JD.com, Inc. - ADR (a)	91,355	2,380,711
Johnson Controls, Inc.	3,484	144,098
Kate Spade & Co. (a)	3,047	58,228
Kohls Corp.	95,890	4,440,666
L Brands, Inc.	5,964	537,535
Las Vegas Sands Corp.	8,822	334,971
Lear Corp.	1,428	155,338
Leggett & Platt, Inc.	3,345	137,981
Lennar Corp. - Class A	1,628	78,356
Lennar Corp. - Class B	91	3,604
Liberty Interactive Corp. (a)	4,894	128,370
Liberty Venture Group (a)	3,444	138,965
Lions Gate Entertainment Corp.	2,266	83,389
Live Nation Entertainment, Inc. (a)	3,476	83,563
LKQ Corp. (a)	7,342	208,219
Lowes Companies, Inc.	684,477	47,174,155
lululemon athletica, Inc. (a)	2,709	137,211
Macy's, Inc.	5,921	303,866
Markit Ltd. (a)	269,259	7,808,511
Marriott International, Inc.	133,524	9,106,337
McDonalds Corp.	23,092	2,275,255
Mgm Resorts International (a)	726	13,395
Michael Kors Holdings Ltd. (a)	4,794	202,499
Mohawk Industries, Inc. (a)	1,048	190,516
Morningstar, Inc.	452	36,278
Murphy USA, Inc. (a)	66	3,627
Netflix, Inc. (a)	180,411	18,629,240
Newell Rubbermaid, Inc.	3,292	130,725
Nike, Inc.	170,110	20,918,427
Nordstrom, Inc.	3,384	242,667
Norwegian Cruise Line Holdings Ltd. (a)	109,478	6,273,089
NVR, Inc. (a)	98	149,472
Office Depot, Inc. (a)	2,313	14,849
Omnicom Group, Inc.	5,905	389,140
O'Reilly Automotive, Inc. (a)	2,433	608,250
Panera Bread Co. (a)	605	117,013
Penske Automotive Group, Inc.	382	18,504
Polaris Industries, Inc.	1,607	192,631
Ralph Lauren Corp.	79	9,335
Regal Entertainment Group	1,976	36,931
Ross Stores, Inc.	9,977	483,585
Sally Beauty Holdings, Inc. (a)	294,411	6,992,261
Scripps Networks Interactive, Inc.	2,182	107,333

Sears Holdings Corp. (a)	33	746
Service Corp. International	4,908	133,007
Servicemaster Global Holdings, Inc. (a)	199,553	6,695,003
Shake Shack, Inc. (a)	61,919	2,934,961
Signet Jewelers Ltd.	1,934	263,275
Sirius XM Holdings, Inc. (a)	55,492	207,540
Six Flags Enertainment Corp.	1,712	78,375
Skechers USA, Inc. (a)	996	133,544
Starbucks Corp.	663,739	37,726,925
Starwood Hotels & Resorts Worldwide, Inc.	4,114	273,499
Starz Series A (a)	2,059	76,883
Target Corp.	1,265	99,505
Tempur Sealy International, Inc. (a)	1,457	104,074
Tesla Motors, Inc. (a)	38,687	9,609,851
The Madison Square Garden Co. (a)	62,328	4,496,342
The Michaels Companies, Inc. (a)	1,496	34,558
The Priceline Group, Inc. (a)	27,261	33,718,040
Thor Industries, Inc.	1,089	56,410
Tiffany & Co.	2,064	159,382
Time Warner Cable, Inc.	6,811	1,221,689
Time Warner, Inc.	10,231	703,381
TJX Companies, Inc.	16,392	1,170,717
Toll Brothers, Inc. (a)	1,463	50,093
Topbuild Corp. (a)	924	28,616
Tractor Supply Co.	3,286	277,076
TripAdvisor, Inc. (a)	2,714	171,036
Tupperware Brands Corp.	1,126	55,726
Twenty-First Century Fox, Inc. - Class A	20,533	553,980
Twenty-First Century Fox, Inc. - Class B	7,906	214,015
Ulta Salon Cosmetcs & Fragrance, Inc. (a)	1,549	253,029
Under Armour, Inc. (a)	135,755	13,138,369
Urban Outfitters, Inc. (a)	2,219	65,194
VF Corp.	150,723	10,280,816
Viacom, Inc. - Class A	247	10,935
Viacom, Inc. - Class B	111,636	4,817,093
Vista Outdoor, Inc. (a)	199	8,842
Visteon Corp. (a)	974	98,608
Walt Disney Co.	317,251	32,423,052
Whirlpool Corp.	143	21,058
Williams-Sonoma, Inc.	64,761	4,944,502
Wyndham Worldwide Corp.	2,898	208,366
Wynn Resorts Ltd.	1,717	91,207
Yum! Brands, Inc.	10,417	832,839
		458,940,238
Consumer Staples - 8.32%
Altria Group, Inc.	44,582	2,425,261
Blue Buffalo Pet Products, Inc. (a)	605	10,836
Brown Forman Corp. - Class A	607	64,943
Brown Forman Corp. - Class B	2,824	273,646
Campbell Soup Co.	2,448	124,065
Church & Dwight Co., Inc.	3,153	264,537
Clorox Co.	2,516	290,673
Coca Cola Co.	94,467	3,790,016
Coca-Cola Enterprises, Inc.	5,608	271,147
Colgate Palmolive Co.	351,582	22,311,394

ConAgra Foods, Inc.	1,387	56,187
Constellation Brands, Inc.	3,945	493,953
Costco Wholesale Corp.	155,214	22,439,288
Coty, Inc.	1,986	53,741
CVS Health Corp.	113,164	10,918,063
Dr Pepper Snapple Group, Inc.	4,609	364,341
Flowers Foods, Inc.	3,701	91,563
General Mills, Inc.	14,361	806,083
Herbalife Ltd. (a)	1,492	81,314
Hormel Foods Corp.	3,235	204,808
Ingredion, Inc.	210	18,335
Kellogg Co.	187,112	12,452,304
Keurig Green Mountain, Inc.	93,725	4,886,821
Kimberly Clark Corp.	6,956	758,482
Kraft Heinz Co.	14,261	1,006,541
Kroger Co.	23,619	851,937
Lauder Estee Companies, Inc.	5,071	409,128
McCormick & Co, Inc.	3,081	253,197
Mead Johnson Nutrition Co	76,852	5,410,381
Molson Coors Brewing Co.	67,300	5,587,246
Mondelez International, Inc.	629,722	26,366,460
Monster Beverage Corp. (a)	33,362	4,508,541
Nu Skin Enterprises, Inc.	294	12,136
PepsiCo, Inc.	35,560	3,353,308
Philip Morris International, Inc.	18,586	1,474,427
Pilgrim's Pride Corp.	165	3,429
Procter & Gamble Co.	193,310	13,906,721
Reynolds American, Inc.	233,458	10,335,186
Rite Aid Corp. (a)	14,019	85,095
Spectrum Brands Holdings, Inc.	604	55,272
Sprouts Farmers Market, Inc. (a)	3,660	77,226
Sysco Corp.	4,485	174,780
The Hain Celestial Group, Inc. (a)	2,492	128,587
The Hershey Co.	247,350	22,726,518
The J. M. Smucker Co.	60,750	6,930,968
Tyson Foods, Inc.	359	15,473
Walgreens Boots Alliance, Inc.	3,128	259,937
WhiteWave Foods Co. (a)	4,234	169,995
Whole Foods Market, Inc.	561,698	17,777,742
		205,332,032
Energy - 3.37%
Cabot Oil & Gas Corp.	9,979	218,141
Continental Resources, Inc. (a)	674	19,526
Core Laboratories NV	122,908	12,266,218
CVR Energy, Inc.	153	6,281
EOG Resources, Inc.	77,127	5,614,846
Exxon Mobil Corp.	163,015	12,120,165
FMC Technologies, Inc. (a)	3,588	111,228
Halliburton Co.	200,800	7,098,280
Hollyfrontier Corp.	693	33,846
Marathon Petroleum Corp.	973	45,079
Memorial Resource Development Corp. (a)	1,971	34,650
Oceaneering International, Inc.	413	16,223
ONEOK, Inc.	2,243	72,225
Range Resources Corp.	267	8,576

RPC, Inc.	172	1,522
Schlumberger Ltd.	576,071	39,731,617
Suncor Energy, Inc.	183,372	4,899,700
Targa Resources Corp.	653	33,642
Teekay Corp.	432	12,804
Tesoro Corp.	184	17,892
The Williams Companies, Inc.	18,044	664,921
World Fuel Services Corp.	312	11,170
		83,038,552
Financials - 8.96%
Affiliated Managers Group, Inc. (a)	34,330	5,870,087
Ally Financial, Inc. (a)	851	17,343
American Express Co.	4,034	299,040
American Tower Corp.	10,193	896,780
Ameriprise Financial, Inc.	3,652	398,543
Amtrust Financial Services, Inc.	52	3,275
Aon Plc	253,260	22,441,369
Arthur J. Gallagher & Co.	2,225	91,848
Artisan Partners Asset Management, Inc.	848	29,875
Bank of America Corp.	767,310	11,954,690
Bank of New York Mellon Corp.	2,891	113,183
Berkshire Hathaway, Inc. (a)	2,905	378,812
BlackRock, Inc.	961	285,869
Boston Properties, Inc.	3,365	398,416
CBOE Holdings, Inc.	2,002	134,294
Cbre Group, Inc. (a)	6,903	220,896
Charles Schwab Corp.	251,309	7,177,385
Citigroup, Inc.	239,895	11,901,191
Columbia Property Trust, Inc.	365	8,468
Credit Acceptance Corp (a)	203	39,965
Crown Castle International Corp.	8,040	634,115
Digital Realty Trust, Inc.	1,861	121,561
Eaton Vance Corp.	2,874	96,049
Empire State Realty Trust, Inc.	1,253	21,339
Encore Capital Group, Inc. (a)	159,829	5,913,673
Equinix, Inc.	70,459	19,263,491
Equity Lifestyle Properties, Inc.	2,011	117,784
Erie Indemnity Co.	580	48,105
Extra Space Storage, Inc.	2,943	227,082
Federal Realty Investment Trust	1,660	226,507
Federated Investors, Inc.	2,238	64,678
Gaming and Leisure Properties, Inc.	287	8,524
Harford Finanacial Services Group, Inc.	198,430	9,084,125
Healthcare Trust of America, Inc.	293	7,181
Interactive Brokers Group, Inc.	120	4,736
Intercontinental Exchange, Inc.	110,781	26,032,427
Invesco Ltd.	1,285	40,131
Iron Mountain, Inc.	1,970	61,109
Jones Lang LaSalle, Inc.	780	112,141
Lamar Advertising Co.	1,933	100,864
Lazard Ltd.	3,061	132,541
Legg Mason, Inc.	763	31,748
LendingClub Corp. (a)	1,594	21,089
Leucadia National Corp.	1,051	21,293
LPL Financial Holdings, Inc.	1,968	78,267
Markel Corp. (a)	35	28,065
Marsh & McLennan Companies, Inc.	7,768	405,645

McGraw Hill Financial, Inc.	6,594	570,381
Moody's Corp.	110,347	10,836,075
Morgan Stanley	278,518	8,773,317
MSCI, Inc.	2,725	162,029
Northstar Asset Management Group, Inc.	4,627	66,444
Omega Healthcare Investors, Inc.	1,187	41,723
Plum Creek Timber Co., Inc.	1,719	67,918
Post Properties, Inc.	440	25,648
Public Storage	3,186	674,253
Realogy Holdings Corp. (a)	1,273	47,903
Santander Consumer USA Holding, Inc. (a)	119	2,430
SEI Investments Co.	3,374	162,728
Signature Bank (a)	104,105	14,320,684
Simon Property Group, Inc.	7,499	1,377,716
SLM Corp. (a)	9,348	69,175
Springleaf Holdings, Inc. (a)	166,405	7,275,227
State Street Corp.	289,430	19,452,590
SVB Financial Group (a)	769	88,850
T. Rowe Price Group, Inc.	6,290	437,155
Tanger Factory Outlet Centers, Inc.	2,288	75,435
Taubman Centers, Inc.	548	37,856
TD Ameritrade Holding Corp.	5,451	173,560
The Howard Hughes Corp. (a)	383	43,945
Voya Financial, Inc.	395,100	15,318,027
Waddell & Reed Financial, Inc.	1,887	65,611
Wells Fargo & Co.	289,900	14,886,365
Welltower, Inc	3,815	258,352
Weyerhaeuser Co.	1,063	29,062
		220,906,058
Health Care - 14.97%
AbbVie, Inc.	39,878	2,169,762
Acadia Healthcare Co., Inc. (a)	1,234	81,777
Aetna, Inc.	45,283	4,954,413
Agios Pharmaceuticals, Inc. (a)	617	43,554
Akorn, Inc. (a)	1,871	53,333
Alere, Inc. (a)	1,305	62,836
Alexion Pharmaceuticals, Inc. (a)	67,804	10,603,868
Align Technology, Inc. (a)	111,458	6,326,356
Alkermes Plc (a)	2,974	174,485
Allergan Plc (a)	41,044	11,156,170
Allscripts Healthcare Solutions, Inc. (a)	1,343	16,653
Alnylam Pharmaceuticals, Inc. (a)	1,473	118,370
Amerisourcebergen Corp.	5,293	502,782
Amgen, Inc.	206,357	28,543,300
Anthem, Inc.	1,269	177,660
athenahealth, Inc. (a)	921	122,815
Baxalta, Inc	8,318	262,100
Baxter International, Inc.	8,314	273,115
Becton Dickinson and Co.	5,045	669,270
Biogen, Inc. (a)	69,207	20,195,295
BioMarin Pharmaceutical, Inc. (a)	177,653	18,710,414
Bio-Techne Corp.	367	33,933
Bluebird Bio, Inc. (a)	858	73,402
Boston Scientific Corp. (a)	2,496	40,959
Bristol Myers Squibb Co.	659,972	39,070,342
Brookdale Senior Living, Inc. (a)	950	21,812

Bruker Corp. (a)	2,644	43,441
C.R. Bard, Inc.	1,794	334,240
Cardinal Health, Inc.	7,205	553,488
Celgene Corp. (a)	101,725	11,003,593
Centene Corp. (a)	2,838	153,905
Cerner Corp. (a)	557,962	33,455,402
Charles River Laboratories International, Inc. (a)	1,131	71,841
Cigna Corp.	6,201	837,259
DaVita HealthCare Partners, Inc. (a)	1,213	87,736
Dentsply International, Inc.	855	43,237
DexCom, Inc. (a)	1,919	164,765
Edwards Lifesciences Corp. (a)	2,586	367,652
Eli Lilly & Co.	191,303	16,010,148
Endo International Plc (a)	1,828	126,644
Envision Healthcare Holdings, Inc. (a)	4,491	165,224
Exact Sciences Corp. (a)	117,618	2,115,948
Express Scripts Holding Co. (a)	13,675	1,107,128
Gilead Sciences, Inc.	210,574	20,676,261
HCA Holdings, Inc. (a)	597	46,184
Health Net, Inc. (a)	304	18,307
Henry Schein, Inc. (a)	2,014	267,298
Hill-Rom Holdings, Inc.	1,243	64,624
Hologic, Inc. (a)	5,932	232,119
Humana, Inc.	3,342	598,218
IDEXX Laboratories, Inc. (a)	2,267	168,325
Illumina, Inc. (a)	42,116	7,404,835
IMS Health Holdings, Inc. (a)	3,191	92,858
Incyte Corp. (a)	3,777	416,716
Inovalon Holdings, Inc. (a)	606	12,623
Intercept Pharmaceuticals, Inc. (a)	381	63,193
Intrexon Corp. (a)	1,105	35,139
Intuitive Surgical, Inc. (a)	890	409,026
Isis Pharmaceuticals, Inc. (a)	2,905	117,420
Jazz Pharmaceuticals Plc (a)	1,474	195,762
Johnson & Johnson	8,618	804,490
Juno Therapeutics, Inc. (a)	285	11,597
Laboratory Corp. of America Holdings (a)	794	86,125
Lifepoint Hospitals, Inc. (a)	104	7,374
Mallinckrodt Plc (a)	100,055	6,397,517
McKesson Corp.	51,724	9,570,492
Medivation, Inc. (a)	70,542	2,998,035
MEDNAX, Inc. (a)	1,289	98,982
Merck & Co., Inc.	126,632	6,254,354
Mettler-Toledo International, Inc. (a)	677	192,769
Mylan (a)	8,606	346,478
Novo Nordisk A/S - ADR	142,246	7,715,423
Opko Health, Inc. (a)	7,253	60,998
Patterson Companies, Inc.	1,125	48,656
PerkinElmer, Inc.	419	19,257
Perrigo Co. Plc	646	101,596
Pfizer, Inc.	691,200	21,710,592
Premier, Inc. (a)	898	30,864
Puma Biotechnology, Inc. (a)	597	44,990
Quintiles Transitional Holdings, Inc. (a)	117,648	8,184,771
Regeneron Pharmaceuticals, Inc. (a)	32,780	15,247,289

ResMed, Inc.	3,413	173,926
Seattle Genetics, Inc. (a)	2,542	98,020
Shire Plc - ADR	72,401	14,858,857
Sirona Dental Systems, Inc. (a)	1,352	126,196
St. Jude Medical, Inc.	3,820	241,004
Stryker Corp.	4,138	389,386
Tenet Healthcare Corp. (a)	2,369	87,463
The Cooper Companies, Inc.	787	117,153
Thermo Fisher Scientific, Inc.	67,143	8,210,246
United Therapeutics Corp. (a)	1,121	147,120
UnitedHealth Group, Inc.	21,786	2,527,394
Universal Health Services, Inc.	395	49,300
Varian Medical Systems, Inc. (a)	2,413	178,031
VCA, Inc. (a)	1,850	97,403
Veeva Systems, Inc. (a)	1,696	39,703
Vertex Pharmaceuticals, Inc. (a)	83,392	8,684,443
VWR Corp. (a)	370	9,505
Waters Corp. (a)	1,985	234,647
Zimmer Holdings, Inc.	253	23,764
Zoetis, Inc.	272,405	11,217,638
		369,363,183
Industrials - 8.09%
3M Co.	15,282	2,166,529
A.O. Smith Corp.	1,772	115,517
Acuity Brands, Inc.	1,050	184,359
AECOM (a)	474	13,040
Air Lease Corp.	156	4,823
Alaska Air Group, Inc.	3,126	248,361
Allegion Plc	2,325	134,059
Allison Transmission Holdings, Inc.	2,329	62,161
AMERCO	84	33,051
American Airlines Group, Inc.	201,956	7,841,951
Ametek, Inc.	211,716	11,076,981
Armstrong World Industries, Inc. (a)	587	28,023
Avis Budget Group, Inc. (a)	2,526	110,336
B/E Aerospace, Inc.	2,584	113,438
Babcock & Wilcox Enterprise, Inc. (a)	254	4,267
Boeing Co.	98,298	12,872,123
BWX Technologies, Inc.	509	13,417
C.H. Robinson Worldwide, Inc.	3,517	238,382
Carlisle Companies, Inc.	339	29,622
Caterpillar , Inc.	2,541	166,080
Cintas Corp.	2,307	197,825
Clean Harbors, Inc. (a)	947	41,640
Copart, Inc. (a)	3,020	99,358
Covanta Holding Corp.	2,732	47,673
CSX Corp.	6,172	166,027
Cummins, Inc.	3,241	351,908
Danaher Corp.	99,085	8,443,033
Deere & Co.	1,435	106,190
Delta Air Lines, Inc.	19,666	882,413
Donaldson Co., Inc.	2,934	82,387
Dun & Bradstreet Corp.	255	26,775
Eaton Corp. Plc	55,190	2,831,247
Emerson Electric Co.	11,097	490,154

Equifax, Inc.	107,734	10,469,590
Expeditors International Wash, Inc.	4,625	217,606
Fastenal Co.	7,080	259,199
Fedex Corp.	2,469	355,487
Flowserve Corp.	1,496	61,545
Fortune Brands Home & Security, Inc.	1,332	63,230
General Dynamics Corp.	2,147	296,179
Genesee & Wyoming, Inc. (a)	495	29,245
Graco, Inc.	1,401	93,909
HD Supply Holdings, Inc. (a)	4,146	118,658
Hertz Global Holdings, Inc. (a)	9,823	164,339
Hexcel Corp.	2,327	104,389
Honeywell International, Inc.	234,233	22,179,523
Hubbell, Inc.	183	15,546
Huntington Ingalls Industries, Inc.	1,183	126,758
IDEX Corp.	1,697	120,996
IHS, Inc. (a)	1,428	165,648
Illinois Tool Works, Inc.	7,209	593,373
Ingersoll-Rand Plc	443	22,491
J.B. Hunt Transportation Services, Inc.	2,229	159,151
Jetblue Airways Corp. (a)	2,789	71,873
KAR Auction Services, Inc.	1,137	40,363
Landstar System, Inc.	1,065	67,596
Lennox International, Inc.	966	109,477
Lincoln Electric Holdings, Inc.	1,662	87,139
Lockheed Martin Corp.	4,694	973,113
Masco Corp.	8,413	211,839
MSC Industrial Direct Co., Inc.	349	21,299
Nielsen Holdings Plc	6,110	271,712
Nordson Corp.	1,452	91,389
Northrop Grumman Corp.	1,422	235,981
Old Dominion Freight Lines, Inc. (a)	1,666	101,626
PACCAR, Inc.	7,741	403,848
Parker-Hannifin Corp.	53,124	5,168,965
Pitney Bowes, Inc.	1,863	36,981
Precision Castparts Corp.	631	144,947
Quanta Services, Inc. (a)	967	23,411
Regal-Beloit Corp.	57	3,218
Robert Half International, Inc.	3,272	167,395
Rockwell Automation, Inc.	61,432	6,233,505
Rockwell Collins, Inc.	88,269	7,223,935
Rollins, Inc.	2,274	61,102
Roper Technologies, Inc.	935	146,514
RPX Corp. (a)	196,581	2,697,091
RR Donnelley & Sons Co.	2,614	38,060
Snap-on, Inc.	1,403	211,769
SolarCity Corp. (a)	1,412	60,306
Southwest Airlines Co.	16,100	612,444
Spirit Aerosystems Holdings, Inc. (a)	3,169	153,189
Spirit Airlines, Inc. (a)	1,743	82,444
Stanley Black & Decker, Inc.	338	32,779
Stericycle, Inc. (a)	2,048	285,307
Textron, Inc.	1,505	56,648
The Middleby Corp. (a)	1,392	146,424
The Toro Co.	1,357	95,723

Towers Watson & Co.	70,257	8,246,767
TransDigm Group, Inc. (a)	99,216	21,074,471
TransUnion (a)	607	15,248
Tyco International Plc	217,552	7,279,290
Union Pacific Corp.	289,700	25,612,377
United Continental Holdings, Inc. (a)	9,206	488,378
United Parcel Service, Inc.	16,901	1,667,960
United Rentals, Inc. (a)	2,351	141,178
United Technologies Corp.	1,982	176,378
USG Corp. (a)	2,211	58,857
Valmont Industries, Inc.	31	2,942
Verisk Analytics, Inc. (a)	307,969	22,761,989
W.W. Grainger, Inc.	1,610	346,166
Wabco Holdings, Inc. (a)	1,325	138,900
Wabtec Corp.	2,332	205,333
Waste Management, Inc.	918	45,726
Watsco, Inc.	622	73,695
		199,545,079
Information Technology - 30.23%
3D Systems Corp. (a)	980	11,319
Accenture Plc	15,133	1,486,969
Adobe Systems, Inc. (a)	226,769	18,644,947
Akamai Technologies, Inc. (a)	68,606	4,737,930
Alibaba Group Holding Ltd. - ADR (a)	58,226	3,433,587
Alliance Data Systems Corp. (a)	1,491	386,139
Altera Corp.	2,235	111,929
Amphenol Corp.	7,422	378,225
Analog Devices, Inc.	6,893	388,834
ANSYS, Inc. (a)	405	35,697
Apple, Inc.	691,926	76,319,438
Applied Materials, Inc.	363,371	5,337,920
Arista Networks, Inc. (a)	805	49,258
ARM Holdings Plc - ADR	532,993	23,051,947
ARRIS Group, Inc. (a)	543	14,102
Atmel Corp.	10,178	82,136
Autodesk, Inc. (a)	4,091	180,577
Automatic Data Processing, Inc.	271,373	21,807,534
Avago Technologies Ltd.	6,182	772,812
Black Knight Financial Services, Inc. (a)	434	14,127
Booz Allen Hamilton Holding Corp.	2,248	58,920
Broadcom Corp.	963	49,527
Broadridge Financial Solutions, Inc.	2,909	161,013
Cadence Design Systems, Inc. (a)	7,104	146,911
Cdk Global, Inc.	3,876	185,195
CDW Corp.	3,209	131,120
Cisco Systems, Inc.	647,100	16,986,375
Citrix Systems, Inc. (a)	79,057	5,477,069
Cognex Corp.	2,080	71,490
Cognizant Technology Solutions - Class A (a)	14,708	920,868
CommScope Holding Co., Inc. (a)	1,113	33,423
CoreLogic, Inc. (a)	967	36,001
CoStar Group, Inc. (a)	24,856	4,301,579
DST Systems, Inc.	678	71,285
eBay, Inc. (a)	29,267	715,286
Electronic Arts, Inc. (a)	7,582	513,681

EMC Corp.	737,101	17,808,360
F5 Networks, Inc. (a)	1,738	201,260
Facebook, Inc. (a)	618,053	55,562,965
FactSet Research Systems, Inc.	1,013	161,888
Fidelity National Information Services, Inc.	2,952	198,020
FireEye, Inc. (a)	116,617	3,710,753
Fiserv, Inc. (a)	5,710	494,543
Fitbit, Inc. (a)	682	25,705
Fleetcor Technologies, Inc. (a)	128,099	17,628,984
FLIR Systems, Inc.	2,111	59,087
Fortinet, Inc. (a)	3,465	147,193
Freescale Semiconductor Ltd. (a)	2,418	88,450
Gartner, Inc. (a)	2,011	168,783
Genpact Ltd. (a)	3,797	89,647
Global Payments, Inc.	1,604	184,027
Godaddy, Inc. (a)	564	14,218
Google, Inc. - Class A (a)	135,305	86,374,653
Google, Inc. - Class C (a)	69,972	42,572,364
Guidewire Software, Inc. (a)	93,629	4,923,013
Harris Corp.	505	36,941
HomeAway, Inc. (a)	728	19,321
IAC/InterActiveCorp	1,754	114,484
Ingram Micro, Inc.	209	5,693
Intel Corp.	8,010	241,421
International Business Machines Corp.	12,141	1,760,081
Intuit, Inc.	6,642	589,478
IPG Photonics Corp. (a)	825	62,675
Jabil Circuit, Inc.	861	19,261
Jack Henry & Associates, Inc.	1,965	136,784
Juniper Networks, Inc.	1,668	42,884
Keysight Technologies, Inc. (a)	3,393	104,640
King Digital Entertainment Plc	1,919	25,983
Kla-tencor Corp.	3,865	193,250
Lam Research Corp.	2,734	178,612
Leidos Holdings, Inc.	137	5,659
Linear Technology Corp.	5,777	233,102
Linkedin Corp. (a)	124,667	23,702,937
Mastercard, Inc.	343,809	30,984,067
Maxim Integrated Products, Inc.	2,339	78,123
Microchip Technology, Inc.	5,012	215,967
Micron Technology, Inc. (a)	2,040	30,559
Microsoft Corp.	421,401	18,651,208
Motorola Solutions, Inc.	4,258	291,162
National Instruments Corp.	591	16,424
NetApp, Inc.	2,132	63,107
NetSuite, Inc. (a)	954	80,041
NeuStar, Inc. (a)	224,346	6,104,455
NXP Semiconductors NV (a)	117,535	10,233,772
ON Semiconductor Corp. (a)	9,456	88,886
Oracle Corp.	45,799	1,654,260
Palo Alto Networks, Inc. (a)	13,971	2,403,012
Pandora Media, Inc. (a)	332,514	7,095,849
Paychex, Inc.	6,808	324,265
Paypal Holdings, Inc. (a)	29,267	908,448
PTC, Inc. (a)	2,763	87,698

Qorvo, Inc. (a)	3,613	162,766
QUALCOMM, Inc.	172,857	9,287,607
Rackspace Hosting, Inc. (a)	2,940	72,559
Red Hat, Inc. (a)	599,674	43,104,567
Sabre Corp.	2,713	73,739
Salesforce.com, Inc. (a)	422,264	29,317,790
SAP SE - ADR	275,800	17,869,082
ServiceNow, Inc. (a)	53,872	3,741,410
Skyworks Solutions, Inc.	4,618	388,882
SolarWinds, Inc. (a)	1,592	62,470
Solera Holdings, Inc.	1,619	87,426
Splunk, Inc. (a)	99,001	5,479,705
SS&C Technologies Holdings, Inc.	1,746	122,290
SunEdison, Inc. (a)	5,983	42,958
SunPower Corp. (a)	126	2,525
Synopsys, Inc. (a)	271	12,515
Tableau Software, Inc. (a)	1,183	94,380
Tencent Holdings Ltd. - ADR	465,383	7,855,665
Teradata Corp. (a)	2,519	72,950
Texas Instruments, Inc.	241,438	11,956,010
The Western Union Co.	12,456	228,692
Total Systems Services, Inc.	3,997	181,584
Trimble Navigation Ltd. (a)	329	5,402
Twitter, Inc. (a)	243,305	6,554,637
Ultimate Software Group, Inc. (a)	683	122,264
Vantiv, Inc. (a)	322,048	14,466,396
VeriFone Systems, Inc. (a)	2,715	75,287
Verisign, Inc. (a)	2,506	176,823
Visa, Inc.	816,890	56,904,557
VMware, Inc. (a)	1,987	156,556
WEX, Inc. (a)	923	80,153
Workday, Inc. (a)	180,053	12,398,450
Xilinx, Inc.	1,427	60,505
Yelp, Inc. (a)	1,551	33,595
Zebra Technologies Corp. (a)	1,235	94,539
Zillow Group, Inc. - Class A (a)	628	18,042
Zillow Group, Inc. - Class C (a)	1,256	33,912
		745,702,282
Materials - 2.70%
Air Products & Chemicals, Inc.	4,259	543,363
Airgas, Inc.	365	32,605
AptarGroup, Inc.	277	18,271
Ashland, Inc.	154	15,495
Avery Dennison Corp.	2,021	114,328
Axalta Coating Systems Ltd. (a)	2,408	61,019
Ball Corp.	3,328	207,002
Bemis, Inc.	254	10,051
Celanese Corp.	260	15,384
CF Industries Holdings, Inc.	5,662	254,224
Chemours Co.	1,996	12,914
Compass Minerals International, Inc.	825	64,655
Crown Holdings, Inc. (a)	1,463	66,932
Cytec Industries, Inc.	167	12,333
Dow Chemical Co.	3,661	155,226
DuPont	10,081	485,904

Eagle Materials, Inc.	1,199	82,036
Eastman Chemical Co.	109,984	7,118,164
Ecolab, Inc.	232,621	25,523,176
FMC Corp.	2,308	78,264
Graphic Packaging Holding Co.	4,530	57,939
Huntsman Corp.	3,101	30,049
International Flavors & Fragrances, Inc.	1,954	201,770
International Paper Co.	9,661	365,089
Lyondellbasell Industries NV	9,277	773,331
Martin Marietta Materials, Inc.	226	34,341
Monsanto Co.	320,161	27,322,540
NewMarket Corp.	203	72,471
Owens-Illinois, Inc. (a)	243	5,035
Packaging Corporation of America	2,375	142,880
Platform Specialty Products Corp. (a)	470	5,946
PPG Industries, Inc.	6,550	574,369
Praxair, Inc.	5,786	589,362
Royal Gold, Inc.	82	3,852
RPM International, Inc.	3,236	135,556
Scotts Miracle-Gro Co.	967	58,813
Sealed Air Corp.	5,052	236,838
Sigma-Aldrich Corp.	1,129	156,841
Silgan Holdings, Inc.	970	50,479
Southern Copper Corp.	891	23,808
Steel Dynamics, Inc.	641	11,012
Tahoe Resources, Inc.	490	3,793
The Sherwin-Williams Co.	1,953	435,089
The Valspar Corp.	1,974	141,891
Vulcan Materials Co.	415	37,018
W.R. Grace & Co. (a)	1,763	164,047
WestRock Co.	643	33,076
		66,538,581
Telecommunication Services - 0.64%
AT&T, Inc.	21,558	702,360
Level 3 Communications, Inc. (a)	822	35,913
SBA Communications Corp. (a)	105,694	11,070,390
Verizon Communications, Inc.	91,181	3,967,285
Zayo Group Holdings, Inc. (a)	2,964	75,167
		15,851,115
Utilities - 0.00%
Calpine Corp. (a)	1,031	15,053
Dominion Resources, Inc.	709	49,899
ITC Holdings Corp.	1,367	45,576
TerraForm Power, Inc.	64	910
		111,438
Total Common Stocks (Cost $2,507,160,554)		$2,365,328,558

SHORT-TERM INVESTMENTS - 4.49%
Money Market Funds - 4.49%
Goldman Sachs Financial Square Funds - Government Fund - Institutional Class 0.03%	55,316,556	$55,316,555
JPMorgan U.S. Government Money Market Fund - Institutional Class 0.01%	55,316,556	55,316,556
Total Short-Term Investments (Cost $110,633,111)		$110,633,111

TOTAL INVESTMENTS IN SECURITIES - 100.37%
(Cost $2,617,793,665)		$2,475,961,669

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.37)%	(9,242,754)
TOTAL NET ASSETS - 100.00%	$2,466,718,915

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments (Unaudited)
September 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
7	S&P 500 Index Futures	Morgan Stanley	Dec. 2015	$683,332	$668,045	$(15,287)
4	NASDAQ 100 Index Futures	Morgan Stanley	Dec. 2015	345,321	333,040	(12,281)
						$(27,568)

Bridge Builder Large Cap Value Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.38%
Consumer Discretionary - 10.03%
Aaron’s, Inc.	1,169	$42,213
Aramark	333	9,870
Best Buy, Inc.	6,330	234,970
Brunswick Corp.	493	23,610
Cabela’s, Inc. (a)	969	44,186
Cable One, Inc. (a)	71	29,779
Cablevision Systems Corp.	3,616	117,412
Carnival Corp.	230,858	11,473,643
CBS Corp.	359,773	14,354,943
Clear Channel Outdoor Holdings, Inc. (a)	519	3,700
Coach, Inc.	4,955	143,348
Comcast Corp. - Class A	4,295	244,300
Comcast Corp. - Special Class A	783	44,819
CST Brands, Inc.	304	10,233
D. R. Horton, Inc.	4,012	117,792
Darden Restaurants, Inc.	2,102	144,071
Delphi Automotive Plc	165,400	12,577,016
Dick’s Sporting Goods, Inc.	579	28,724
Dillard’s, Inc.	447	39,063
Discovery Communications, Inc. - Class A (a)	283	7,366
Discovery Communications, Inc. - Class C (a)	499	12,121
Dish Network Corp. (a)	1,485	86,635
DSW, Inc.	1,460	36,953
Foot Locker, Inc.	382	27,493
Ford Motor Co.	81,423	1,104,910
Fossil Group, Inc. (a)	156	8,717
GameStop Corp.	2,235	92,104
Gannett Co., Inc.	2,441	35,956
Garmin Ltd.	2,471	88,659
General Motors Co.	33,517	1,006,180
Gentex Corp.	3,101	48,066
Genuine Parts Co.	235	19,479
Goodyear Tire & Rubber Co.	5,629	165,099
Graham Holdings Co.	75	43,275
H&R Block, Inc.	362	13,104
Hanesbrands, Inc.	409,400	11,848,036
Harley-Davidson, Inc.	1,967	107,988
Hasbro, Inc.	451	32,535
Hyatt Hotels Corp. (a)	729	34,336
International Game Technology Plc	623	9,551
J.C. Penney Co., Inc. (a)	6,375	59,224
John Wiley & Sons, Inc.	983	49,179
Johnson Controls, Inc.	248,666	10,284,826
Kohls Corp.	4,230	195,891
Lear Corp.	403	43,838
Lennar Corp. - Class A	2,205	106,127

Lennar Corp. - Class B	120	4,752
Liberty Broadband Corp. - Class A (a)	529	27,212
Liberty Broadband Corp. - Class C (a)	1,384	70,819
Liberty Interactive Corp. (a)	5,657	148,383
Liberty Media Corp - Class A (a)	2,181	77,905
Liberty Media Corp - Class C (a)	4,182	144,112
Lowes Companies, Inc.	157,047	10,823,679
Macy’s, Inc.	1,988	102,024
Mattel, Inc.	7,056	148,599
McDonalds Corp.	143,842	14,172,752
Mgm Resorts International (a)	8,637	159,353
Michelin	130,866	11,973,572
Mohawk Industries, Inc. (a)	384	69,807
Murphy USA, Inc. (a)	901	49,510
Newell Rubbermaid, Inc.	2,780	110,394
News Corp. - Class A	7,999	100,947
News Corp. - Class B	2,596	33,281
Nike, Inc.	135,496	16,661,943
Norwegian Cruise Line Holdings Ltd. (a)	172,523	9,885,568
NVR, Inc. (a)	8,700	13,269,414
Office Depot, Inc. (a)	9,395	60,316
Penske Automotive Group, Inc.	539	26,109
Pulte Group, Inc.	7,604	143,487
PVH Corp.	1,724	175,745
Ralph Lauren Corp.	1,179	139,311
Royal Caribbean Cruises Ltd.	156,187	13,914,700
Sears Holdings Corp. (a)	240	5,424
SeaWorld Enertainment, Inc.	506,300	9,017,203
Staples, Inc.	13,360	156,713
Target Corp.	104,510	8,220,757
Tegna, Inc.	4,731	105,927
Thomson Reuters Corp.	6,875	276,788
Tiffany & Co.	587	45,328
Time Warner, Inc.	8,340	573,375
TJX Companies, Inc.	239,623	17,113,875
Toll Brothers, Inc. (a)	2,385	81,662
Tribune Media Co.	1,683	59,915
Tupperware Brands Corp.	55	2,722
Twenty-First Century Fox, Inc. - Class A	8,480	228,790
Twenty-First Century Fox, Inc. - Class B	3,258	88,194
Vista Outdoor, Inc. (a)	1,168	51,894
Walt Disney Co.	91,369	9,337,912
Wendy’s Co.	5,506	47,627
Whirlpool Corp.	1,516	223,246
Wynn Resorts Ltd.	189	10,040
		203,392,426
Consumer Staples - 8.15%
Altria Group, Inc.	223,620	12,164,928
Anheuser-Busch InBev SA/NV - ADR	57,487	6,112,018
Archer Daniels Midland Co.	12,938	536,280
Avon Products, Inc.	9,246	30,049
Blue Buffalo Pet Products, Inc. (a)	288	5,158
Brown Forman Corp. - Class A	39	4,173

Brown Forman Corp. - Class B	179	17,345
Bunge Ltd.	2,995	219,534
Campbell Soup Co.	1,493	75,665
Clorox Co.	569	65,737
Coca Cola Co.	413,171	16,576,421
Colgate Palmolive Co.	247,970	15,736,176
ConAgra Foods, Inc.	7,695	311,724
Costco Wholesale Corp.	88,737	12,828,708
CVS Health Corp.	196,429	18,951,470
Diageo Plc - ADR	102,078	11,002,988
Edgewell Personal Care Co.	1,297	105,835
Energizer Holdings, Inc.	1,306	50,555
Flowers Foods, Inc.	384	9,500
Herbalife Ltd. (a)	218	11,881
Ingredion, Inc.	1,304	113,852
Kellogg Co.	535	35,604
Kimberly Clark Corp.	1,572	171,411
Molson Coors Brewing Co.	2,876	238,766
Mondelez International, Inc.	33,921	1,420,272
Nu Skin Enterprises, Inc.	981	40,496
Philip Morris International, Inc.	110,818	8,791,192
Pilgrim’s Pride Corp.	1,225	25,455
Pinnacle Foods, Inc.	2,431	101,810
Procter & Gamble Co.	187,088	13,459,111
Reynolds American, Inc.	304,610	13,485,085
Rite Aid Corp. (a)	8,373	50,824
Sysco Corp.	8,519	331,985
The J. M. Smucker Co.	2,496	284,769
Tyson Foods, Inc.	5,834	251,445
Walgreens Boots Alliance, Inc.	138,864	11,539,598
Wal-Mart Stores, Inc.	310,846	20,155,255
Whole Foods Market, Inc.	609	19,275
		165,332,350
Energy - 7.98%
Anadarko Petroleum Corp.	10,593	639,711
Antero Resources Corp. (a)	1,489	31,507
Apache Corp.	511,170	20,017,417
Baker Hughes, Inc.	9,065	471,743
BP Plc - ADR	176,200	5,384,672
California Resources Corp.	6,359	16,533
Cameron International Corp. (a)	3,992	244,789
Cheniere Energy, Inc. (a)	4,934	238,312
Chesapeake Energy Corp.	12,234	89,675
Chevron Corp.	316,461	24,962,444
Cimarex Energy Co.	1,973	202,193
Cobalt International Energy, Inc. (a)	7,675	54,339
Columbia Pipeline Group, Inc	6,619	121,062
Concho Resources, Inc. (a)	2,503	246,045
ConocoPhillips	123,312	5,914,044
CONSOL Energy, Inc.	4,775	46,795
Continental Resources, Inc. (a)	1,228	35,575
CVR Energy, Inc.	231	9,483
Denbury Resources, Inc.	2,041,900	4,982,236

Devon Energy Corp.	474,869	17,612,891
Diamond Offshore Drilling, Inc.	1,299	22,473
Diamondback Energy, Inc. (a)	1,388	89,665
Dril-Quip, Inc. (a)	818	47,624
Energen Corp.	1,643	81,920
Ensco Plc	4,886	68,795
EOG Resources, Inc.	156,435	11,388,468
EP Energy Corp. (a)	688	3,543
EQT Corp.	3,177	205,774
Exxon Mobil Corp.	283,573	21,083,653
Fairmount Santrol Holdings, Inc. (a)	461,200	1,245,240
FMC Technologies, Inc. (a)	1,690	52,390
Franks International	694	10,639
Golar LNG Ltd.	1,876	52,303
Gulfport Energy Corp. (a)	2,260	67,077
Halliburton Co.	17,744	627,250
Helmerich & Payne, Inc.	2,011	95,040
Hess Corp.	236,932	11,860,816
Hollyfrontier Corp.	3,456	168,791
Kinder Morgan, Inc.	37,236	1,030,692
Kosmos Energy Ltd. (a)	3,188	17,789
Laredo Petroleum, Inc. (a)	2,491	23,490
Marathon Oil Corp.	14,076	216,770
Marathon Petroleum Corp.	10,480	485,538
Murphy Oil Corp.	3,712	89,830
Nabors Industries Ltd.	6,890	65,111
National Oilwell Varco, Inc.	8,089	304,551
Newfield Exploration Co. (a)	3,395	111,695
Noble Corp. Plc	5,054	55,139
Noble Energy, Inc.	8,949	270,081
Occidental Petroleum Corp.	87,719	5,802,612
Oceaneering International, Inc.	1,699	66,737
ONEOK, Inc.	2,395	77,119
Patterson-Uti Energy, Inc.	3,106	40,813
PBF Energy, Inc.	1,810	51,096
Phillips 66	100,695	7,737,404
Pioneer Natural Resources Co.	3,114	378,787
QEP Resources, Inc.	3,723	46,649
Range Resources Corp.	3,294	105,803
Rowan Companies Plc	2,638	42,604
RPC, Inc.	1,017	9,000
Schlumberger Ltd.	189,880	13,096,024
Seadrill Ltd. (a)	255,835	1,509,427
SM Energy Co.	1,420	45,497
Southwestern Energy Co. (a)	8,020	101,774
Spectra Energy Corp.	14,000	367,780
Superior Energy Services, Inc.	3,089	39,014
Targa Resources Corp.	613	31,582
Teekay Corp.	578	17,132
Tesoro Corp.	2,464	239,599
Valero Energy Corp.	10,607	637,481
Weatherford International Plc (a)	16,157	137,011
Whiting Petroleum Corp. (a)	4,257	65,004

World Fuel Services Corp.	1,247	44,643
WPX Energy, Inc. (a)	4,772	31,591
		161,885,796
Financials - 21.93%
ACE Ltd.	173,914	17,982,708
Aflac, Inc.	9,049	526,018
Alexandria Real Estate Equity, Inc.	1,503	127,259
Alleghany Corp. (a)	31,066	14,542,305
Allied World Assurance Co. Holdings, AG.	1,991	75,996
Allstate Corp.	178,103	10,372,719
Ally Financial, Inc. (a)	9,299	189,514
American Campus Communities, Inc.	2,342	84,874
American Capital Agency Corp.	427,026	7,985,386
American Express Co.	250,592	18,576,385
American Financial Goup, Inc.	1,439	99,161
American Homes 4 Rent	3,478	55,926
American International Group, Inc.	218,607	12,421,250
American National Insurance Co.	152	14,841
Ameriprise Financial, Inc.	74,032	8,079,112
Amtrust Financial Services, Inc.	768	48,369
Annaly Capital Management, Inc.	872,355	8,610,144
Apartment Investment & Management Co.	3,259	120,648
Apple Hospitality REIT, Inc.	3,764	69,898
Arch Capital Group Ltd. (a)	177,641	13,051,284
Arthur J. Gallagher & Co.	1,560	64,397
Aspen Insurance Holdings Ltd.	1,290	59,946
Associated Banc Corp.	3,196	57,432
Assurant, Inc.	1,417	111,957
Assured Guaranty Ltd.	3,147	78,675
Avalonbay Communities, Inc.	2,757	481,979
Axis Capital Holdings Ltd.	2,105	113,081
Bank of America Corp.	1,075,307	16,753,283
Bank of Hawaii Corp.	915	58,093
Bank of New York Mellon Corp.	20,862	816,747
BankUnited, Inc.	2,157	77,113
BB&T Corp.	16,178	575,937
Berkshire Hathaway, Inc. (a)	162,728	21,219,731
BioMed Realty Trust, Inc.	4,246	84,835
BlackRock, Inc.	35,670	10,610,755
BOK Financial Corp.	603	39,020
Boston Properties, Inc.	270	31,968
Brandywine Realty Trust	3,807	46,902
Brixmor Property Group, Inc.	3,609	84,739
Brown & Brown, Inc.	2,417	74,854
Camden Property Trust	1,811	133,833
Capital One Financial Corp.	212,695	15,424,641
Care Capital Properties, Inc.	1,602	52,754
CBL & Associates Properties, Inc.	3,516	48,345
Charles Schwab Corp.	7,001	199,949
Chimera Investment Corp.	4,301	57,504
Cincinnati Financial Corp.	3,428	184,426
CIT Group, Inc.	3,630	145,309
Citigroup, Inc.	663,665	32,924,421
Citizens Financial Group, Inc.	6,504	155,185
City National Corp.	1,003	88,324
CME Group, Inc.	6,686	620,060

CNA Financial Corp.	544	19,002
Columbia Property Trust, Inc.	2,315	53,708
Comerica, Inc.	3,713	152,604
Commerce Bancshares, Inc.	1,718	78,272
Communications Sales & Leasing, Inc.	2,538	45,430
Corporate Office Properties Trust	2,010	42,270
Corrections Corp Of America	2,441	72,107
Cullen/Frost Bankers, Inc.	1,131	71,909
DDR Corp.	6,317	97,156
Digital Realty Trust, Inc.	1,207	78,841
Discover Financial Services	159,228	8,278,264
Douglas Emmett, Inc.	3,042	87,366
Duke Realty Corp.	7,197	137,103
E*TRADE Financial Corp. (a)	204,246	5,377,797
East West Bancorp, Inc.	3,000	115,260
Empire State Realty Trust, Inc.	1,192	20,300
Endurance Specialty Holdings Ltd.	1,298	79,217
Equity Commonwealth (a)	2,706	73,711
Equity Residential	7,590	570,161
Essex Property Trust, Inc.	1,363	304,522
Everest Re Group Ltd.	926	160,513
Fifth Third Bancorp	451,491	8,537,695
First Horizon National Corp.	4,870	69,057
First Niagara Financial Group, Inc.	684,105	6,984,712
First Republic Bank	2,967	186,239
FNFV Group	5,849	207,464
Forest City Enterprises, Inc. (a)	4,555	91,692
Franklin Resources, Inc.	8,089	301,396
Gaming and Leisure Properties, Inc.	1,607	47,728
General Growth Properties, Inc.	12,034	312,523
Genworth Financial, Inc. (a)	10,452	48,288
Hanover Insurance Group, Inc.	923	71,717
Harford Finanacial Services Group, Inc.	8,758	400,941
HCC Insurance Holdings, Inc.	1,996	154,630
HCP, Inc.	9,628	358,643
Healthcare Trust of America, Inc.	2,370	58,089
Home Properties, Inc.	1,208	90,298
Hospitality Properties Trust	3,127	79,989
Host Hotels & Resorts, Inc.	15,801	249,814
Hudson City Bancorp, Inc.	11,043	112,307
Huntington Bancshares, Inc.	16,861	178,727
Interactive Brokers Group, Inc.	1,116	44,049
Intercontinental Exchange, Inc.	1,495	351,310
Invesco Ltd.	7,860	245,468
Iron Mountain, Inc.	2,670	82,823
Jones Lang LaSalle, Inc.	261	37,524
JPMorgan Chase & Co.	298,790	18,217,226
KeyCorp	17,691	230,160
Kilroy Realty Corp.	1,837	119,699
Kimco Realty Corp.	8,608	210,293
Legg Mason, Inc.	1,385	57,630
Leucadia National Corp.	5,934	120,223
Liberty Property Trust	3,117	98,217
Lincoln National Corp.	5,277	250,446
Loews Corp.	6,493	234,657
M&T Bank Corp.	2,773	338,167

Markel Corp. (a)	261	209,285
Marsh & McLennan Companies, Inc.	261,664	13,664,094
Mercury General Corp.	241	12,173
Metlife, Inc.	19,536	921,122
MFA Financial, Inc.	7,774	52,941
Mid-America Apartment Communities, Inc.	1,572	128,700
Morgan Stanley	31,968	1,006,992
Nasdaq OMX Group, Inc.	2,415	128,792
National Retail Properties, Inc.	2,795	101,375
Navient Corp.	611,813	6,876,778
New York Community Bancorp, Inc.	412,865	7,456,342
Northern Trust Corp.	4,867	331,735
Northstar Realty Finance Corp.	7,609	93,971
Old Republic International Corp.	5,447	85,191
Omega Healthcare Investors, Inc.	2,775	97,541
Outfront Media, Inc.	2,869	59,675
PacWest Bancorp	2,125	90,971
Paramount Group, Inc.	3,738	62,798
Partnerre Ltd.	996	138,324
People’s United Financial, Inc.	580,747	9,135,150
Piedmont Office Realty Trust, Inc.	3,240	57,964
Plum Creek Timber Co., Inc.	2,161	85,381
PNC Financial Services Group, Inc.	266,080	23,734,336
Popular, Inc.	2,159	65,267
Post Properties, Inc.	769	44,825
Principal Financial Group, Inc.	6,140	290,668
ProAssurance Corp.	1,155	56,676
Prologis, Inc	10,929	425,138
Prudential Financial, Inc.	9,447	719,956
Public Storage	40,112	8,488,903
Raymond James Financial, Inc.	2,665	132,264
Rayonier, Inc.	2,652	58,530
Realogy Holdings Corp. (a)	1,944	73,153
Realty Income Corp.	4,850	229,842
Regency Centers Corp.	1,967	122,249
Regions Financial Corp.	27,952	251,848
Reinsurance Group of America, Inc.	1,381	125,105
RenaissanceRe Holdings Ltd.	961	102,174
Retail Properties of America, Inc.	4,947	69,703
Santander Consumer USA Holding, Inc. (a)	1,790	36,552
Senior Housing Properties Trust	4,900	79,380
Signature Bank (a)	94	12,931
SL Green Realty Corp.	2,077	224,648
SLM Corp. (a)	1,114,089	8,244,259
Spirit Realty Capital, Inc.	9,206	84,143
Springleaf Holdings, Inc. (a)	1,100	48,092
StanCorp Financial Group, Inc.	881	100,610
Starwood Property Trust, Inc.	4,966	101,902
State Street Corp.	156,586	10,524,145
SunTrust Banks, Inc.	10,766	411,692
SVB Financial Group (a)	403	46,563
Synchrony Financial (a)	2,679	83,853
Synovus Financial Corp.	2,778	82,229
Taubman Centers, Inc.	640	44,211
TCF Financial Corp.	3,547	53,773
TD Ameritrade Holding Corp.	800	25,472

TFS Financial Corp.	1,335	23,029
The Chubb Corp.	175,199	21,488,157
The Goldman Sachs Group, Inc.	63,769	11,080,501
The Howard Hughes Corp. (a)	495	56,796
The Macerich Co.	3,301	253,583
The Progressive Corp.	336,227	10,301,995
Torchmark Corp.	2,630	148,332
Travelers Companies, Inc.	6,646	661,476
Two Harbors Investment Corp.	7,645	67,429
U.S. Bancorp	34,934	1,432,643
UDR, Inc.	5,401	186,227
Unum Group	5,204	166,944
Validus Holdings Ltd.	1,764	79,503
Ventas, Inc.	6,901	386,870
Vereit, Inc.	18,877	145,730
Vornado Realty Trust	3,927	355,079
Voya Financial, Inc.	4,775	185,127
W.P. Carey, Inc.	2,176	125,795
W.R. Berkley Corp.	2,028	110,262
Waddell & Reed Financial, Inc.	106	3,686
Weingarten Realty Investors	2,584	85,556
Wells Fargo & Co.	597,497	30,681,471
Welltower, Inc	4,015	271,896
Weyerhaeuser Co.	9,869	269,818
White Mountains Insurance Group Ltd.	125	93,413
WP Glimcher, Inc.	3,918	45,684
XL Group Plc	6,395	232,266
Zions Bancorp	4,238	116,715
		444,653,716
Health Care - 11.05%
Abbott Laboratories	31,046	1,248,670
Aetna, Inc.	5,491	600,770
Agilent Technologies, Inc. (a)	6,945	238,422
Alere, Inc. (a)	656	31,586
Alkermes Plc (a)	548	32,151
Allergan Plc (a)	4,485	1,219,068
Allscripts Healthcare Solutions, Inc. (a)	2,673	33,145
Alnylam Pharmaceuticals, Inc. (a)	274	22,019
Amgen, Inc.	70,312	9,725,556
Anthem, Inc.	77,900	10,906,000
Baxalta, Inc	4,143	130,546
Baxter International, Inc.	4,143	136,098
Bio-Rad Laboratories, Inc. (a)	433	58,156
Bio-Techne Corp.	463	42,809
Boston Scientific Corp. (a)	25,778	423,017
Brookdale Senior Living, Inc. (a)	3,011	69,133
Cardinal Health, Inc.	310,973	23,888,946
Cigna Corp.	71,700	9,680,934
Community Health Systems, Inc. (a)	2,462	105,300
DaVita HealthCare Partners, Inc. (a)	2,620	189,505
Dentsply International, Inc.	2,170	109,737
Endo International Plc (a)	2,775	192,252
Express Scripts Holding Co. (a)	77,115	6,243,230
HCA Holdings, Inc. (a)	6,165	476,924
Health Net, Inc. (a)	1,344	80,936

Hill-Rom Holdings, Inc.	93	4,835
Humana, Inc.	236	42,244
Johnson & Johnson	296,688	27,695,825
Laboratory Corp. of America Holdings (a)	1,401	151,966
Lifepoint Hospitals, Inc. (a)	835	59,202
Mallinckrodt Plc (a)	1,479	94,567
MEDNAX, Inc. (a)	826	63,429
Medtronic Plc	416,642	27,890,015
Merck & Co., Inc.	524,909	25,925,256
Mylan (a)	1,334	53,707
Patterson Companies, Inc.	834	36,071
PerkinElmer, Inc.	2,009	92,334
Perrigo Co. Plc	2,486	390,973
Pfizer, Inc.	504,510	15,846,659
QIAGEN NV (a)	4,839	124,846
Quest Diagnostics, Inc.	2,996	184,164
Quintiles Transitional Holdings, Inc. (a)	85	5,913
Roche Holding Ltd. - ADR	363,236	11,968,626
Sanofi - ADR	226,300	10,742,461
St. Jude Medical, Inc.	2,557	161,321
Stryker Corp.	3,473	326,809
Teleflex, Inc.	867	107,690
Teva Pharmaceutical Industries Ltd. - ADR	151,900	8,576,274
The Cooper Companies, Inc.	325	48,379
Thermo Fisher Scientific, Inc.	5,504	673,029
UnitedHealth Group, Inc.	228,945	26,559,909
Universal Health Services, Inc.	1,571	196,077
VCA, Inc. (a)	95	5,002
VWR Corp. (a)	280	7,193
Zimmer Holdings, Inc.	3,334	313,163
		224,232,849
Industrials - 14.63%
AECOM (a)	2,722	74,882
AGCO Corp.	1,582	73,769
Air Lease Corp.	2,029	62,737
Allison Transmission Holdings, Inc.	1,733	46,254
AMERCO	77	30,297
Armstrong World Industries, Inc. (a)	295	14,083
Babcock & Wilcox Enterprise, Inc. (a)	866	14,549
BWX Technologies, Inc.	1,809	47,685
Canadian Natonal Railway Co.	251,627	14,282,349
Carlisle Companies, Inc.	1,062	92,798
Caterpillar , Inc.	10,398	679,613
Chicago Bridge & Iron Co.	2,043	81,025
Clean Harbors, Inc. (a)	385	16,928
Colfax Corp. (a)	2,095	62,661
Copa Holdings S.A.	707	29,645
Crane Co.	1,013	47,216
CSX Corp.	15,288	411,247
Cummins, Inc.	968	105,105
Danaher Corp.	10,036	855,168
Deere & Co.	113,610	8,407,140
Donaldson Co., Inc.	279	7,834

Dover Corp.	3,345	191,267
Dun & Bradstreet Corp.	525	55,125
Eaton Corp. Plc	126,141	6,471,033
Emerson Electric Co.	4,335	191,477
Fedex Corp.	3,776	543,668
Flowserve Corp.	1,499	61,669
Fluor Corp.	3,057	129,464
Fortune Brands Home & Security, Inc.	2,161	102,583
GATX Corp.	930	41,059
General Dynamics Corp.	115,740	15,966,333
General Electric Co.	210,120	5,299,226
Genesee & Wyoming, Inc. (a)	687	40,588
Honeywell International, Inc.	239,932	22,719,161
Hubbell, Inc.	1,048	89,028
IDEX Corp.	136	9,697
IHS, Inc. (a)	201	23,316
Ingersoll-Rand Plc	5,134	260,653
ITT Corp.	1,861	62,213
Jacobs Engineering Group, Inc. (a)	513,241	19,210,611
Jetblue Airways Corp. (a)	4,097	105,580
Joy Global, Inc.	951,694	14,208,791
Kansas City Southern	2,306	209,569
KAR Auction Services, Inc.	1,963	69,687
KBR, Inc.	356,535	5,939,873
Kennametal, Inc.	1,674	41,666
Kirby Corp. (a)	1,164	72,110
L-3 Communications Holdings, Inc.	1,718	179,565
Lincoln Electric Holdings, Inc.	121	6,344
Lockheed Martin Corp.	76,674	15,895,287
Macquarie Infrastructure Corp.	1,442	107,660
ManpowerGroup, Inc.	1,632	133,644
MSC Industrial Direct Co., Inc.	698	42,599
Nielsen Holdings Plc	233,188	10,369,870
Norfolk Southern Corp.	6,358	485,751
Northrop Grumman Corp.	68,313	11,336,542
NOW, Inc. (a)	2,282	33,774
Orbital ATK, Inc.	1,262	90,700
Oshkosh Corp.	1,632	59,291
Owens Corning	300,161	12,579,748
PACCAR, Inc.	724	37,771
Parker-Hannifin Corp.	1,582	153,929
Pentair Plc	3,747	191,247
Pitney Bowes, Inc.	2,602	51,650
Precision Castparts Corp.	54,770	12,581,217
Quanta Services, Inc. (a)	3,421	82,822
Raytheon Co.	72,464	7,917,417
Regal-Beloit Corp.	890	50,241
Republic Services, Inc.	5,057	208,348
Rolls-Royce Holdings Plc - ADR	771,000	7,868,055
Roper Technologies, Inc.	1,294	202,770
RR Donnelley & Sons Co.	2,133	31,056
Ryder System, Inc.	1,112	82,332
Spirit Aerosystems Holdings, Inc. (a)	224,721	10,863,013

SPX Corp.	53,267	634,943
SPX Flow, Inc. (a)	72,567	2,498,482
Stanley Black & Decker, Inc.	121,011	11,735,647
Terex Corp.	2,218	39,791
Textron, Inc.	4,476	168,477
The ADT Corp.	3,573	106,833
The Manitowoc Co., Inc.	2,873	43,095
The Timken Co.	1,637	45,001
Towers Watson & Co.	1,189	139,565
TransUnion (a)	153	3,843
Trinity Industries, Inc.	3,232	73,269
Triumph Group, Inc.	1,039	43,721
Tyco International Plc	1,129	37,776
Union Pacific Corp.	305,656	27,023,047
United Parcel Service, Inc.	203,459	20,079,369
United Technologies Corp.	271,856	24,192,465
Valmont Industries, Inc.	471	44,693
Waste Connections, Inc.	2,584	125,531
Waste Management, Inc.	8,746	435,638
WESCO International, Inc. (a)	933	43,357
Xylem, Inc.	3,783	124,272
		296,839,890
Information Technology - 13.84%
3D Systems Corp. (a)	1,431	16,528
Accenture Plc	163,883	16,103,144
Activision Blizzard, Inc.	10,523	325,055
Altera Corp.	4,327	216,696
Amdocs Ltd.	3,225	183,438
Analog Devices, Inc.	539	30,405
ANSYS, Inc. (a)	1,519	133,885
Apple, Inc.	129,540	14,288,262
Applied Materials, Inc.	10,479	153,936
ARRIS Group, Inc. (a)	2,369	61,523
Arrow Electronics, Inc. (a)	1,996	110,339
Autodesk, Inc. (a)	1,228	54,204
Automatic Data Processing, Inc.	195,530	15,712,791
Avnet, Inc.	459,247	19,600,662
Black Knight Financial Services, Inc. (a)	52	1,693
Booz Allen Hamilton Holding Corp.	143	3,748
Broadcom Corp.	10,681	549,324
Brocade Communications Systems, Inc.	8,715	90,462
CA, Inc.	6,586	179,798
Cisco Systems, Inc.	608,307	15,968,059
CommScope Holding Co., Inc. (a)	1,247	37,447
Computer Sciences Corp.	2,894	177,634
CoreLogic, Inc. (a)	1,060	39,464
Corning, Inc.	26,246	449,331
Cree, Inc. (a)	2,284	55,341
Cypress Semiconductor Corp.	6,922	58,975
Dolby Laboratories, Inc.	1,072	34,947
DST Systems, Inc.	169	17,769
EchoStar Corp. (a)	938	40,362
EMC Corp.	653,317	15,784,139

Fairchild Semiconductor International, Inc. (a)	770,900	10,823,436
Fidelity National Information Services, Inc.	3,364	225,657
First Solar, Inc. (a)	1,587	67,844
Fitbit, Inc. (a)	287	10,817
FLIR Systems, Inc.	1,046	29,277
Freescale Semiconductor Ltd. (a)	212	7,755
Google, Inc. - Class C (a)	18,405	11,197,970
Harris Corp.	2,145	156,907
Hewlett Packard Co.	37,903	970,696
HomeAway, Inc. (a)	1,376	36,519
Ingram Micro, Inc.	3,077	83,817
Intel Corp.	322,305	9,714,273
International Business Machines Corp.	77,117	11,179,651
Jabil Circuit, Inc.	3,294	73,687
Juniper Networks, Inc.	6,777	174,237
Keysight Technologies, Inc. (a)	544	16,777
Lam Research Corp.	945	61,737
Leidos Holdings, Inc.	1,283	53,001
Lexmark International, Inc.	1,310	37,964
Lumentum Holdings, Inc. (a)	947	16,052
Marvell Technology Group Ltd.	9,447	85,495
Maxim Integrated Products, Inc.	3,880	129,592
Microchip Technology, Inc.	214,300	9,234,187
Micron Technology, Inc. (a)	20,773	311,179
Microsoft Corp.	766,766	33,937,063
National Instruments Corp.	1,844	51,245
NCR Corp. (a)	3,535	80,421
NetApp, Inc.	4,551	134,710
Nuance Communications, Inc. (a)	5,278	86,401
NVIDIA Corp.	11,220	276,573
ON Semiconductor Corp. (a)	669	6,289
Oracle Corp.	1,177,350	42,525,882
Paychex, Inc.	885	42,152
QUALCOMM, Inc.	188,528	10,129,609
Samsung Electronics Co. Ltd.	26,368	25,298,879
SanDisk Corp.	4,336	235,575
SS&C Technologies Holdings, Inc.	181	12,677
SunEdison, Inc. (a)	441	3,166
SunPower Corp. (a)	1,023	20,501
Symantec Corp.	14,196	276,396
Synopsys, Inc. (a)	2,999	138,494
Teradata Corp. (a)	738	21,372
Teradyne, Inc.	4,474	80,577
Texas Instruments, Inc.	217,400	10,765,648
Trimble Navigation Ltd. (a)	5,124	84,136
Viavi Solutions, Inc. (a)	4,735	25,427
Western Digital Corp.	4,686	372,256
Xerox Corp.	23,022	224,004
Xilinx, Inc.	4,149	175,918
Yahoo!, Inc. (a)	19,570	565,769
Zillow Group, Inc. - Class A (a)	358	10,285
Zillow Group, Inc. - Class C (a)	716	19,332
Zynga, Inc. (a)	16,353	37,285

		280,815,930
Materials - 5.69%
Air Products & Chemicals, Inc.	83,293	10,626,521
Airgas, Inc.	1,099	98,174
Albemarle Corp.	2,340	103,194
Alcoa, Inc.	27,310	263,815
Allegheny Technologies, Inc.	2,320	32,898
AptarGroup, Inc.	1,064	70,181
Ashland, Inc.	1,276	128,391
Avery Dennison Corp.	129	7,298
Bemis, Inc.	1,811	71,661
Cabot Corp.	1,348	42,543
Celanese Corp.	160,002	9,467,318
Chemours Co.	1,969	12,739
CRH Plc - ADR	427,300	11,340,542
Crown Holdings, Inc. (a)	1,626	74,389
Cytec Industries, Inc.	1,343	99,181
Domtar Corp.	1,340	47,905
Dow Chemical Co.	20,893	885,863
DuPont	10,157	489,567
Eastman Chemical Co.	2,329	150,733
Ecolab, Inc.	98,132	10,767,043
FMC Corp.	90,046	3,053,460
Freeport-McMoRan, Inc.	23,693	229,585
Goldcorp, Inc.	1,566,670	19,614,708
Graphic Packaging Holding Co.	2,956	37,807
Huntsman Corp.	1,517	14,700
International Paper Co.	426	16,099
Kinross Gold Corp. (a)	4,381,363	7,535,944
Martin Marietta Materials, Inc.	1,211	184,011
Newmont Mining Corp.	11,033	177,300
Nucor Corp.	243,016	9,125,251
Owens-Illinois, Inc. (a)	3,156	65,392
Platform Specialty Products Corp. (a)	2,358	29,829
Praxair, Inc.	148,139	15,089,439
Reliance Steel & Aluminum Co.	1,550	83,716
Royal Gold, Inc.	1,286	60,416
Scotts Miracle-Gro Co.	94	5,717
Sigma-Aldrich Corp.	1,525	211,853
Sonoco Products Co.	2,105	79,443
Southern Copper Corp.	1,629	43,527
Steel Dynamics, Inc.	4,483	77,018
Tahoe Resources, Inc.	2,827	21,881
The Mosaic Co.	460,024	14,311,347
United States Steel Corp.	3,078	32,073
Vulcan Materials Co.	2,405	214,526
Westlake Chemical Corp.	854	44,314
WestRock Co.	4,951	254,679
		115,393,991
Telecommunication Services - 1.46%
AT&T, Inc.	108,283	3,527,860
Centurylink, Inc.	11,757	295,336
Frontier Communications Corp.	24,364	115,729

Level 3 Communications, Inc. (a)	5,314	232,169
SBA Communications Corp. (a)	1,369	143,389
Softbank Group Corp. - ADR (a)	422,145	9,772,657
Sprint Corp. (a)	15,490	59,481
Telephone & Data Systems, Inc.	1,974	49,271
T-Mobile US, Inc. (a)	5,725	227,912
United States Cellular Corp. (a)	282	9,991
Verizon Communications, Inc.	232,124	10,099,715
Vodafone Group Plc - ADR	158,900	5,043,486
Zayo Group Holdings, Inc. (a)	441	11,184
		29,588,180
Utilities - 0.62%
AES Corp.	14,232	139,331
AGL Resources, Inc.	2,502	152,722
Alliant Energy Corp.	2,357	137,861
Ameren Corp.	5,060	213,886
American Electric Power Co., Inc.	10,218	580,996
American Water Works Co., Inc.	3,753	206,715
Aqua America, Inc.	3,693	97,754
Atmos Energy Corp.	2,107	122,585
Calpine Corp. (a)	6,865	100,229
CenterPoint Energy, Inc.	8,972	161,855
CMS Energy Corp.	5,773	203,902
Consolidated Edison, Inc.	6,108	408,320
Dominion Resources, Inc.	11,758	827,528
DTE Energy Co.	3,740	300,584
Duke Energy Corp.	14,422	1,037,519
Edison International	6,795	428,561
Entergy Corp.	3,744	243,734
Eversource Energy	6,625	335,358
Exelon Corp.	17,961	533,442
FirstEnergy Corp.	8,801	275,559
Great Plains Energy, Inc.	3,218	86,950
Hawaiian Electric Industries, Inc.	2,246	64,438
ITC Holdings Corp.	2,044	68,147
MDU Resources Group, Inc.	4,062	69,866
National Fuel Gas Co.	1,761	88,015
Nextera Energy, Inc.	9,262	903,508
NiSource, Inc.	6,619	122,783
NRG Energy, Inc.	6,957	103,312
OGE Energy Corp.	4,162	113,872
Pepco Holdings, Inc.	5,278	127,833
PG&E Corp.	10,010	528,528
Pinnacle West Capital Corp.	2,310	148,163
PPL Corp.	13,933	458,256
Public Service Enterprise Group, Inc.	10,550	444,788
Questar Corp.	3,665	71,138
SCANA Corp.	2,981	167,711
Sempra Energy	5,163	499,365
TECO Energy, Inc.	4,904	128,779
TerraForm Power, Inc.	1,111	15,798
The Southern Co.	18,941	846,663
UGI Corp.	3,598	125,282

Vectren Corp.	1,724	72,425
WEC Energy Group, Inc.	6,584	343,817
Westar Energy, Inc.	2,946	113,244
Xcel Energy, Inc.	10,571	374,319
		12,595,441
Total Common Stocks (Cost $2,178,608,157)		$1,934,730,569

SHORT-TERM INVESTMENTS - 4.40%
Money Market Funds - 4.40%
Goldman Sachs Financial Square Funds - Government Fund - Institutional Class 0.03%	44,754,420	$44,754,420
JPMorgan U.S. Government Money Market Fund - Institutional Class 0.01%	44,568,251	44,568,251
Total Short-Term Investments (Cost $89,322,671)		$89,322,671

TOTAL INVESTMENTS IN SECURITIES - 99.78%
(Cost $2,267,930,828)		$2,024,053,240
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%		4,394,760
TOTAL NET ASSETS - 100.00%		$2,028,448,000

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund
Schedule of Investments (Unaudited)
September 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
15	S&P 500 Index Futures	Morgan Stanley	Dec. 2015	$1,458,709	$1,431,525	$(27,184)
						$(27,184)

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Common Stocks - 96.93%	Shares	Value
Consumer Discretionary - 16.94%
1-800-Flowers.Com, Inc. (a)	2,548	$23,187
2u, Inc. (a)	2,543	91,294
Aaron’s, Inc.	23,721	856,565
Advance Auto Parts, Inc.	73,220	13,877,387
AMC Entertainment Holdings, Inc.	214	5,391
AMC Networks, Inc. (a)	6,273	458,995
American Axle & Manufacturing Holdings, Inc. (a)	7,981	159,141
American Eagle Outfitters, Inc.	18,015	281,574
America’s Car-Mart, Inc. (a)	144	4,765
Aramark	18,562	550,178
Arctic Cat, Inc.	499	11,068
Asbury Automotive Group, Inc. (a)	2,873	233,144
Ascena Retail Group, Inc. (a)	3,174	44,150
AutoNation, Inc. (a)	7,573	440,597
Bassett Furniture Industries, Inc.	553	15,401
Bed Bath & Beyond, Inc. (a)	106,500	6,072,630
Big Lots, Inc.	5,377	257,666
BJ’s Restaurants, Inc. (a)	2,264	97,420
Black Diamond, Inc. (a)	136	854
Bloomin Brands, Inc.	154,368	2,806,410
Blue Nile, Inc. (a)	1,188	39,846
Bob Evans Farms, Inc.	177	7,673
Bojangles, Inc. (a)	872	14,737
Boot Barn Holdings, Inc. (a)	95,319	1,756,729
Boyd Gaming Corp. (a)	8,659	141,142
Bravo Brio Restaurant Group, Inc. (a)	1,379	15,541
Bright Horizons Family Solutions, Inc. (a)	3,877	249,058
Brinker International, Inc.	6,412	337,720
Brunswick Corp.	7,129	341,408
Buckle, Inc.	2,954	109,209
Buffalo Wild Wings, Inc. (a)	56,317	10,893,397
Build-A-Bear Workshop, Inc. (a)	101	1,908
Burlington Stores, Inc. (a)	7,139	364,375
Cabela’s, Inc. (a)	210,389	9,593,738
Cablevision Systems Corp.	3,180	103,255
Caleres, Inc.	384	11,724
Callaway Golf Co.	146,530	1,223,525
Capella Education Company	1,208	59,820
CarMax, Inc. (a)	165,933	9,843,146
Carmike Cinemas, Inc. (a)	123	2,471
Carriage Services, Inc.	351	7,578
Carrols Restaurant Group, Inc. (a)	3,080	36,652
Carter’s, Inc.	5,509	499,336
Cato Corp.	441	15,007
Cavco Industries, Inc. (a)	684	46,574
Central European Media Enterprises Ltd. (a)	5,319	11,489
Century Communities, Inc. (a)	138	2,739
Cheesecake Factory, Inc.	5,040	271,958

Chegg, Inc. (a)	2,962	21,356
Cherokee, Inc. (a)	798	12,385
Chicos FAS, Inc.	15,020	236,265
Children’s Place, Inc.	538	31,026
Chipotle Mexican Grill, Inc. (a)	2,605	1,876,251
Choice Hotels International, Inc.	3,871	184,453
Churchill Downs, Inc.	1,468	196,433
Chuy’s Holdings, Inc. (a)	34,539	980,908
Cinemark Holdings, Inc.	12,120	393,779
Citi Trends, Inc.	45	1,052
Clear Channel Outdoor Holdings, Inc. (a)	1,651	11,772
ClubCorp Holdings, Inc.	4,716	101,205
Collectors Universe, Inc.	734	11,069
Columbia Sportswear Co.	2,071	121,754
Container Store Group, Inc. (a)	1,585	22,317
Cooper Tire & Rubber Co.	649	25,642
Cooper-Standard Holdings, Inc. (a)	95	5,510
Core Mark Holding Company, Inc.	1,251	81,878
Cracker Barrel Old Country Store, Inc.	1,888	278,065
Crocs, Inc. (a)	6,301	81,440
Crown Media Holdings, Inc. (a)	2,852	15,258
CST Brands, Inc.	168,649	5,676,725
Culp, Inc.	1,053	33,770
D. R. Horton, Inc.	14,252	418,439
Dana Holding Corp.	9,002	142,952
Dave & Busters Entertainment, Inc. (a)	2,452	92,759
Deckers Outdoor Corp. (a)	2,017	117,107
Del Frisco’s Restaurant Group, Inc. (a)	126	1,750
Denny’s Corp. (a)	6,017	66,368
Destination Xl Group, Inc. (a)	682	3,962
Diamond Resorts International, Inc. (a)	4,564	106,752
Dick’s Sporting Goods, Inc.	6,820	338,340
Dillard’s, Inc.	293	25,605
DineEquity, Inc.	1,674	153,439
Domino’s Pizza, Inc.	5,789	624,691
Dorman Products, Inc. (a)	2,756	140,253
Drew Industries, Inc.	2,497	136,361
DSW, Inc.	467	11,820
Dunkin’ Brands Group, Inc.	10,011	490,539
E.W. Scripps Co.	3,844	67,923
El Pollo LoCo Holdings, Inc. (a)	1,378	14,855
Eldorado Resorts, Inc. (a)	2,579	23,263
Empire Resorts, Inc. (a)	1,574	6,627
Entravision Communication Corp.	6,188	41,088
Escalade, Inc.	228	3,602
Etsy, Inc. (a)	2,011	27,531
Express, Inc. (a)	7,966	142,352
Extended Stay America, Inc.	6,576	110,345
Fenix Parts, Inc. (a)	895	5,979
Fiesta Restaurant Group, Inc. (a)	2,813	127,626
Finish Line, Inc.	1,287	24,839
Five Below, Inc. (a)	39,781	1,335,846
Fogo De Chao, Inc. (a)	998	15,569
Foot Locker, Inc.	12,660	911,140
Fossil Group, Inc. (a)	3,606	201,503

Fox Factory Holding Corp. (a)	1,648	27,785
Francesca’s Holdings Corp. (a)	4,259	52,088
Gentex Corp.	15,030	232,965
Gentherm, Inc. (a)	64,383	2,892,084
G-III Apparel Group Ltd. (a)	4,141	255,334
Global Eagle Entertainment, Inc. (a)	4,652	53,405
GNC Holdings, Inc.	9,010	364,184
GoPro, Inc. (a)	9,502	296,652
Grand Canyon Education, Inc. (a)	4,897	186,037
Gray Television, Inc. (a)	6,818	86,998
Group 1 Automotive, Inc.	511	43,512
Groupon, Inc. (a)	51,619	168,278
Harman International Industries, Inc.	16,946	1,626,647
Helen Of Troy Corp. (a)	1,223	109,214
Hemisphere Media Group, Inc. (a)	97	1,319
Hibbett Sports, Inc. (a)	2,611	91,411
Hooker Furniture Corp.	50	1,177
Horizon Global Corp. (a)	46	406
Houghton Mifflin Harcourt Co. (a)	967	19,640
HSN, Inc.	3,419	195,704
Imax Corp. (a)	57,832	1,954,143
Installed Building Products, Inc. (a)	2,030	51,318
International Game Technology Plc	6,722	103,048
Interpublic Group of Companies, Inc.	43,295	828,233
Interval Leisure Group, Inc.	4,151	76,212
iRobot Corp. (a)	549	15,998
Isle Of Capri Casinos, Inc. (a)	2,697	47,036
Jack In The Box, Inc.	3,949	304,231
JAKKS Pacific, Inc. (a)	382	3,255
Jamba, Inc. (a)	1,406	20,035
Jarden Corp. (a)	22,069	1,078,733
John Wiley & Sons, Inc.	126,000	6,303,780
Journal Media Group, Inc.	91	682
Kate Spade & Co. (a)	13,401	256,093
Kirkland’s, Inc.	1,735	37,372
Kona Grill, Inc. (a)	434	6,836
Krispy Kreme Doughnuts, Inc. (a)	98,036	1,434,267
La Quinta Holdings, Inc. (a)	10,241	161,603
Lands End, Inc. (a)	295	7,968
La-Z-Boy, Inc.	1,974	52,429
Lear Corp.	6,170	671,173
Leggett & Platt, Inc.	14,490	597,713
Lennar Corp. - Class A	7,154	344,322
Lennar Corp. - Class B	295	11,682
LGI Homes, Inc. (a)	385	10,468
Libbey, Inc.	2,202	71,807
Liberty Tax, Inc.	559	13,019
Liberty TripAdvisor Holdings, Inc. (a)	2,184	48,419
Liberty Venture Group (a)	14,926	602,264
Lifelock, Inc. (a)	10,356	90,719
Lions Gate Entertainment Corp.	9,837	362,002
Lithia Motors, Inc.	2,401	259,572
Live Nation Entertainment, Inc. (a)	15,114	363,341
LKQ Corp. (a)	84,336	2,391,769
Loral Space and Communications, Inc. (a)	1,302	61,298

lululemon athletica, Inc. (a)	11,613	588,198
M.D.C. Holdings, Inc.	1,428	37,385
M/I Homes, Inc. (a)	488	11,507
Malibu Boats, Inc. (a)	1,832	25,611
Marine Products Corp.	972	6,746
Marinemax, Inc. (a)	1,370	19,358
Marriott Vacations Worldwide Corp.	1,610	109,705
Martha Stewart Living Omnimedia, Inc. (a)	2,400	14,304
Mattress Firm Holding Corp. (a)	56,496	2,359,273
MCBC Holdings, Inc. (a)	1,304	16,900
MDC Partners, Inc.	81,142	1,495,447
Mens Wearhouse, Inc.	5,050	214,726
Meritage Homes Corp. (a)	296	10,810
Metaldyne Performance Group, Inc.	712	14,959
Monarch Casino & Resort, Inc. (a)	622	11,177
Monro Muffler Brake, Inc.	41,348	2,793,057
Morgans Hotel Group Co. (a)	2,624	8,712
Morningstar, Inc.	1,957	157,069
Motorcar Parts of America, Inc. (a)	1,677	52,557
Murphy USA, Inc. (a)	291	15,990
National Cinemedia, Inc.	137,436	1,844,391
Nautilus, Inc. (a)	3,230	48,450
Netflix, Inc. (a)	19,890	2,053,841
New Home Company, Inc. (a)	218	2,823
New York Times Co.	2,789	32,938
Nexstar Broadcasting Group, Inc.	3,305	156,492
Noodles & Co. (a)	866	12,263
NutriSystem, Inc.	3,058	81,098
NVR, Inc. (a)	422	643,643
Office Depot, Inc. (a)	9,778	62,775
Ollie’s Bargain Outlet Holdings, Inc. (a)	80,941	1,308,816
Outerwall, Inc.	1,960	111,583
Overstock.Com, Inc. (a)	1,197	20,541
Oxford Industries, Inc.	1,537	113,554
Panera Bread Co. (a)	23,152	4,477,828
Papa John’s International, Inc.	3,075	210,576
Papa Murphy’s Holdings, Inc. (a)	1,005	14,753
Party City Holdings, Inc. (a)	2,587	41,314
Penn National Gaming, Inc. (a)	1,102	18,492
Penske Automotive Group, Inc.	1,687	81,718
Performance Sports Group Ltd. (a)	385	5,167
Petmed Express, Inc.	1,992	32,071
Pier 1 Imports, Inc.	9,587	66,150
Planet Fitness, Inc. (a)	944	16,180
Polaris Industries, Inc.	73,391	8,797,379
Pool Corp.	4,541	328,314
Popeyes Louisiana Kitchen, Inc. (a)	53,880	3,036,677
Potbelly Corp. (a)	51,421	566,145
Ralph Lauren Corp.	57,560	6,801,290
Reading International, Inc. (a)	370	4,688
Red Robin Gourmet Burgers, Inc. (a)	1,488	112,701
Regal Entertainment Group	8,624	161,183
Rentrak Corp. (a)	1,171	63,316
Restoration Hardware Holdings, Inc. (a)	3,506	327,145
Ross Stores, Inc.	227,020	11,003,659

Ruth’s Hospitality Group, Inc.	2,312	37,547
Ryland Group, Inc.	1,795	73,290
Sally Beauty Holdings, Inc. (a)	171,494	4,072,983
Scientific Games Corp. (a)	5,159	53,912
Sears Holdings Corp. (a)	82	1,853
SeaWorld Enertainment, Inc.	7,251	129,140
Select Comfort Corp. (a)	5,478	119,859
Sequential Brands Group, Inc. (a)	2,049	29,649
Service Corp. International	21,079	571,241
Servicemaster Global Holdings, Inc. (a)	10,909	365,997
SFX Entertainment, Inc. (a)	1,762	898
Shake Shack, Inc. (a)	513	24,316
Shutterfly, Inc. (a)	2,513	89,840
Signet Jewelers Ltd.	70,000	9,529,100
Sinclair Broadcast Group, Inc.	7,004	177,341
Six Flags Enertainment Corp.	7,571	346,600
Skechers USA, Inc. (a)	4,285	574,533
Skullcandy, Inc. (a)	791	4,374
Smith & Wesson Holding Corp. (a)	5,743	96,884
Sonic Corp.	3,992	91,616
Sotheby’s	6,465	206,751
Sportsman’s Warehouse Holdings, Inc. (a)	814	10,028
Starwood Hotels & Resorts Worldwide, Inc.	81,510	5,418,785
Starz Series A (a)	9,050	337,927
Steiner Leisure Ltd. (a)	1,374	86,809
Steven Madden Ltd. (a)	63,768	2,335,184
Stoneridge, Inc. (a)	2,811	34,688
Strattec Security Corp.	49	3,090
Strayer Education, Inc. (a)	447	24,572
Sturm, Ruger & Company, Inc.	1,978	116,089
Superior Uniform Group, Inc.	760	13,627
Tempur Sealy International, Inc. (a)	6,420	458,581
Tenneco, Inc. (a)	6,360	284,737
Texas Roadhouse, Inc.	59,079	2,197,739
The Habit Restaurants, Inc. (a)	1,195	25,585
The Madison Square Garden Co. (a)	6,399	461,624
The Michaels Companies, Inc. (a)	6,558	151,490
Thor Industries, Inc.	4,809	249,106
Tile Shop Holdings, Inc. (a)	2,739	32,813
Toll Brothers, Inc. (a)	6,410	219,478
Tower International, Inc. (a)	1,191	28,298
Tractor Supply Co.	144,170	12,156,414
Travelport Worldwide Ltd.	7,951	105,112
Tri Pointe Homes, Inc. (a)	987	12,920
Tribune Publishing Co.	1,595	12,505
TripAdvisor, Inc. (a)	98,000	6,175,960
Tuesday Morning Corp. (a)	3,632	19,649
Tumi Holdings, Inc. (a)	99,041	1,745,102
Tupperware Brands Corp.	101,893	5,042,685
Ulta Salon Cosmetcs & Fragrance, Inc. (a)	18,088	2,954,675
Under Armour, Inc. (a)	53,620	5,189,344
Unifi, Inc. (a)	75	2,236
Universal Electronics, Inc. (a)	1,329	55,858
Urban Outfitters, Inc. (a)	9,953	292,419
Vail Resorts, Inc.	3,842	402,181

Vince Holding Corp. (a)	1,548	5,310
Vista Outdoor, Inc. (a)	30,465	1,353,560
Visteon Corp. (a)	4,320	437,357
Vitamin Shoppe, Inc. (a)	194	6,332
VOXX International Corp. (a)	91	675
Wayfair, Inc. (a)	2,127	74,573
Weight Watchers International, Inc. (a)	2,876	18,349
William Lyon Homes (a)	324	6,674
Williams-Sonoma, Inc.	9,598	732,807
Wingstop, Inc. (a)	915	21,942
Winmark Corp.	219	22,539
Winnebago Industries, Inc.	2,489	47,664
Wolverine World Wide, Inc.	10,754	232,717
World Wrestling Entertainment, Inc.	3,053	51,596
Zagg, Inc. (a)	2,904	19,718
Zoe’s Kitchen, Inc. (a)	2,111	83,363
Zulily, Inc. (a)	6,910	120,234
Zumiez, Inc. (a)	1,768	27,634
		221,110,313
Consumer Staples - 6.48%
Alico, Inc.	23	934
Amplify Snack Brands, Inc. (a)	853	9,136
Arcadia Biosciences, Inc. (a)	550	1,677
B&G Foods, Inc.	5,779	210,645
Blue Buffalo Pet Products, Inc. (a)	2,798	50,112
Boston Beer, Inc. (a)	972	204,713
Boulder Brands, Inc. (a)	5,109	41,843
Calavo Growers, Inc.	47,096	2,102,365
Cal-Maine Foods, Inc.	3,268	178,465
Casey’s General Stores, Inc.	133,653	13,755,567
Castle Brands, Inc. (a)	7,219	9,529
Central Garden & Pet Co. (a)	461	7,427
Coca-Cola Bottling Co. Consolidated	462	89,342
Coty, Inc.	8,693	235,233
Craft Brew Alliance, Inc. (a)	388	3,092
Dean Foods Co.	4,476	73,944
Diamond Foods, Inc. (a)	2,687	82,921
Diplomat Pharmacy, Inc. (a)	3,775	108,456
Fairway Group Holdings Corp. (a)	507	532
Farmer Brothers Co. (a)	773	21,064
Flowers Foods, Inc.	578,109	14,302,417
Freshpet, Inc. (a)	2,082	21,861
Herbalife Ltd. (a)	6,510	354,795
HRG Group, Inc. (a)	3,594	42,158
Ingles Markets, Inc.	401	19,180
Ingredion, Inc.	945	82,508
Inter Parfums, Inc.	653	16,201
Inventure Foods, Inc. (a)	2,053	18,231
J & J Snack Foods Corp.	22,314	2,536,209
John B. Sanfilippo & Son, Inc.	230	11,790
Lancaster Colony Corp.	1,225	119,413
Landec Corp. (a)	587	6,850
Lifeway Foods, Inc. (a)	448	4,695
Limoneira Co.	1,139	19,055
McCormick & Co, Inc.	144,500	11,875,010

Mead Johnson Nutrition Co	42,500	2,992,000
Medifast, Inc. (a)	1,138	30,567
MGP Ingredients, Inc.	1,135	18,171
Molson Coors Brewing Co.	61,500	5,105,730
Monster Beverage Corp. (a)	12,315	1,664,249
National Beverage Corp. (a)	1,063	32,666
Natural Grocers by Vitamin Cottage, Inc. (a)	918	20,829
Natural Health Trends Corp.	828	27,059
Nu Skin Enterprises, Inc.	1,258	51,930
Orchids Paper Products Company	292	7,621
Pilgrim’s Pride Corp.	688	14,297
PriceSmart, Inc.	1,992	154,061
Revlon, Inc. (a)	333	9,807
Rite Aid Corp. (a)	62,297	378,143
Seaboard Corp. (a)	2	6,158
Spectrum Brands Holdings, Inc.	2,672	244,515
Sprouts Farmers Market, Inc. (a)	15,979	337,157
Synutra International, Inc. (a)	1,930	9,167
The Chefs’ Warehouse, Inc. (a)	1,910	27,046
The Fresh Market, Inc. (a)	4,551	102,807
The Hain Celestial Group, Inc. (a)	10,709	552,584
The J. M. Smucker Co.	109,000	12,435,810
Tootsie Roll Industries, Inc.	595	18,618
Treehouse Foods, Inc. (a)	93,269	7,255,395
United Natural Foods, Inc. (a)	35,142	1,704,738
Usana Health Sciences, Inc. (a)	600	80,418
Vector Group Ltd.	8,965	202,696
WD-40 Co.	1,501	133,694
WhiteWave Foods Co. (a)	32,933	1,322,260
Whole Foods Market, Inc.	96,000	3,038,400
		84,595,963
Energy - 2.71%
Carrizo Oil & Gas, Inc. (a)	65,362	1,996,155
Core Laboratories NV	124,690	12,444,062
CVR Energy, Inc.	514	21,100
Delek US Holdings, Inc.	3,383	93,709
Denbury Resources, Inc.	922,000	2,249,680
Energy Fuels, Inc. (a)	2,232	6,495
Evolution Petroleum Corp.	2,192	12,166
Fairmount Santrol Holdings, Inc. (a)	6,009	16,224
Forum Energy Technologies, Inc. (a)	96,779	1,181,672
Franks International	311,000	4,767,630
Hallador Energy Co.	103	716
Helix Energy Solutions Group, Inc. (a)	108,489	519,662
Ion Geophysical Corp. (a)	1,424	555
Isramco, Inc. (a)	93	9,239
Magnum Hunter Resources Corp. (a)	21,335	7,254
Matador Resources Co. (a)	4,618	95,777
Memorial Resource Development Corp. (a)	8,688	152,735
Oasis Petroleum, Inc. (a)	112,846	979,503
Oceaneering International, Inc.	147,408	5,790,186
Oil States International, Inc. (a)	31,378	819,907
Panhandle Oil And Gas, Inc.	723	11,684
Par Petroleum Corp. (a)	1,426	29,704
Parsley Energy, Inc. (a)	4,092	61,666

PHI, Inc. (a)	89	1,680
Range Resources Corp.	16,575	532,389
Rice Energy, Inc. (a)	56,830	918,373
Rignet, Inc. (a)	1,225	31,238
RPC, Inc.	36,646	324,317
RSP Permian, Inc. (a)	67,360	1,364,040
SemGroup Corp.	4,556	197,001
Solazyme, Inc. (a)	7,756	20,166
Synergy Resources Corp. (a)	1,208	11,838
Targa Resources Corp.	2,913	150,078
Teekay Corp.	1,843	54,627
Ultra Petroleum Corp. (a)	7,720	49,331
Uranium Energy Corp. (a)	10,093	10,093
US Silica Holdings, Inc.	5,694	80,228
Western Refining, Inc.	7,415	327,150
World Fuel Services Corp.	1,304	46,683
		35,386,713
Financials - 12.26%
Affiliated Managers Group, Inc. (a)	40,080	6,853,279
Alexander’s, Inc.	211	78,914
Allied World Assurance Co. Holdings, AG.	255,000	9,733,350
Altisource Asset Management Corp. (a)	79	1,892
Altisource Portfolio Solutions S.A. (a)	1,356	32,327
American Assets Trust, Inc.	73,219	2,991,728
Amtrust Financial Services, Inc.	215	13,541
Arthur J. Gallagher & Co.	204,229	8,430,573
Artisan Partners Asset Management, Inc.	3,743	131,866
Ashford, Inc. (a)	105	6,662
Atlas Financial Holdings, Inc. (a)	534	9,879
Bank Of The Ozarks, Inc.	8,141	356,250
BGC Partners, Inc.	19,199	157,816
BNC Bancorp	471	10,470
Bofi Holding, Inc. (a)	1,597	205,741
Cardinal Financial Corp.	179	4,119
Caretrust REIT, Inc.	5,557	63,072
CBOE Holdings, Inc.	8,697	583,395
CIFC Corp.	425	3,039
Cohen & Steers, Inc.	2,016	55,339
Columbia Property Trust, Inc.	1,566	36,331
Commerce Bancshares, Inc.	207,500	9,453,700
Consolidated-Tomoka Land Co.	145	7,221
CoreSite Realty Corp.	2,582	132,818
Corporate Office Properties Trust	96,762	2,034,905
Cowen Group, Inc. (a)	810	3,694
Crawford & Co.	854	4,791
Credit Acceptance Corp (a)	881	173,442
Cubesmart	13,692	372,559
Cullen/Frost Bankers, Inc.	141,500	8,996,570
CyrusOne, Inc.	6,373	208,142
Diamond Hill Investment Group, Inc.	329	61,207
Dupont Fabros Technology, Inc.	2,516	65,114
Eagle Bancorp, Inc. (a)	74,427	3,386,428
Easterly Government Properties, Inc.	1,417	22,601
Eastgroup Properties, Inc.	688	37,276
Eaton Vance Corp.	12,247	409,295
eHealth, Inc. (a)	1,779	22,789
Empire State Realty Trust, Inc.	5,951	101,346

Employers Holdings, Inc.	1,941	43,265
Encore Capital Group, Inc. (a)	31,774	1,175,638
Endurance Specialty Holdings Ltd.	171,500	10,466,645
Enova International, Inc. (a)	2,377	24,293
Equity Lifestyle Properties, Inc.	8,786	514,596
Equity One, Inc.	631	15,359
Erie Indemnity Co.	2,440	202,374
Essent Group Ltd. (a)	5,809	144,354
Evercore Partners, Inc.	54,177	2,721,852
Extra Space Storage, Inc.	12,952	999,376
Federal Realty Investment Trust	7,214	984,350
Federated Investors, Inc.	9,940	287,266
Fifth Street Asset Management, Inc.	689	5,147
Financial Engines, Inc.	66,331	1,954,774
First Cash Financial Services, Inc. (a)	2,737	109,644
First Financial Bankshares, Inc.	3,808	121,018
First Midwest Bancorp, Inc.	130,631	2,291,268
First Republic Bank	100,000	6,277,000
Gain Capital Holdings, Inc.	506	3,684
Gamco Investors, Inc.	639	35,081
Gaming and Leisure Properties, Inc.	1,387	41,194
Greenhill & Co, Inc.	3,176	90,421
HCI Group, Inc.	167	6,474
Healthcare Trust of America, Inc.	1,429	35,025
Heritage Insurance Holdings, Inc. (a)	1,660	32,752
HFF, Inc.	76,521	2,583,349
Hilltop Holdings, Inc. (a)	57,216	1,133,449
Home Bancshares, Inc.	4,789	193,954
Homestreet, Inc. (a)	760	17,556
Houlihan Lokey, Inc. (a)	432	9,418
Impac Mortgage Holdings, Inc. (a)	851	13,914
Inland Real Estate Corp.	3,106	25,159
INTL FCStone, Inc. (a)	406	10,024
Investment Technology Group, Inc.	482	6,430
Iron Mountain, Inc.	8,680	269,254
James River Group Holdings Ltd.	93,339	2,509,886
Janus Capital Group, Inc.	1,392	18,931
Jones Lang LaSalle, Inc.	66,975	9,628,996
KCG Holdings, Inc. (a)	446	4,893
Kennedy-Wilson Holdings, Inc.	887	19,665
Ladenburg Thalmann Financial Services, Inc. (a)	1,223	2,580
Lamar Advertising Co.	8,475	442,226
Lazard Ltd.	116,266	5,034,318
Legg Mason, Inc.	3,347	139,269
LendingClub Corp. (a)	7,065	93,470
Lendingtree, Inc. (a)	592	55,074
LPL Financial Holdings, Inc.	8,574	340,988
LTC Properties, Inc.	258	11,009
Maiden Holdings Ltd.	634	8,800
Marcus & Millichap, Inc. (a)	1,493	68,663
MarketAxess Holdings, Inc.	3,996	371,148
Medley Management, Inc.	823	5,448
Meridian Bancorp, Inc.	758	10,362
MGIC Investment Corp. (a)	15,910	147,327
Moelis & Co.	1,560	40,966
MSCI, Inc.	11,793	701,212
National General Holdings Corp.	382	7,369

National Health Investors, Inc.	1,411	81,118
National Interstate Corp.	103	2,748
National Storage Affiliates Trust Co.	2,422	32,818
Northern Trust Corp.	139,500	9,508,320
Northstar Asset Management Group, Inc.	20,244	290,704
OM Asset Management Plc	2,607	40,200
Omega Healthcare Investors, Inc.	5,245	184,362
On Deck Capital, Inc. (a)	1,187	11,751
Patriot National, Inc. (a)	908	14,374
Pebblebrook Hotel Trust	71,394	2,530,917
Pinnacle Financial Partners, Inc.	247	12,204
Plum Creek Timber Co., Inc.	7,490	295,930
Post Properties, Inc.	2,005	116,871
Potlatch Corp.	3,059	88,069
PRA Group, Inc. (a)	84,664	4,480,419
Prosperity Bancshares, Inc.	150,500	7,391,055
PS Business Parks, Inc.	196	15,558
Pzena Investment Management, Inc.	1,283	11,419
QTS Realty Trust, Inc.	2,905	126,919
Realogy Holdings Corp. (a)	5,681	213,776
Regional Management Corp. (a)	138	2,139
Renasant Corp.	222	7,293
Resource America, Inc.	144	958
RLJ Lodging Trust	5,208	131,606
Ryman Hospitality Properties, Inc.	4,603	226,606
Sabra Health Care REIT, Inc.	1,036	24,014
Saul Centers, Inc.	1,066	55,166
SEI Investments Co.	14,565	702,470
Signature Bank (a)	64,429	8,862,853
SLM Corp. (a)	40,636	300,706
South Street Financial Corp.	45,348	3,485,901
Sovran Self Storage, Inc.	3,300	311,190
Square 1 Financial, Inc. (a)	589	15,122
State National Companies, Inc.	200	1,870
Stonegate Mortgage Corp. (a)	341	2,424
Sun Communities, Inc.	844	57,189
SVB Financial Group (a)	16,606	1,918,657
Talmer BanCorp., Inc.	131,619	2,191,456
Tanger Factory Outlet Centers, Inc.	10,090	332,667
Taubman Centers, Inc.	2,364	163,305
Terreno Realty Corp.	115,418	2,266,810
Texas Capital Bancshares, Inc. (a)	28,705	1,504,716
The Howard Hughes Corp. (a)	1,669	191,501
Third Point Reinsurance Ltd. (a)	633	8,514
United Financial Bancorp, Inc.	854	11,145
Universal Health Realty Income Trust	347	16,288
Universal Insurance Holdings, Inc.	3,459	102,179
Urban Edge Properties	8,962	193,490
Virtu Financial, Inc.	1,970	45,152
Virtus Investment Partners, Inc.	41	4,120
Waddell & Reed Financial, Inc.	8,238	286,435
Walker & Dunlop, Inc. (a)	1,373	35,808
Western Alliance Bancorporation (a)	74,306	2,281,937
Westwood Holdings Group, Inc.	776	42,176
WisdomTree Investments, Inc.	54,529	879,553
World Acceptance Corp. (a)	477	12,803
ZAIS Group Holdings, Inc. (a)	385	3,627

		159,890,816
Health Care - 17.96%
AAC Holdings, Inc. (a)	19,767	439,816
Abaxis, Inc.	2,393	105,268
Abeona Therapeutics, Inc. (a)	1,052	4,261
ABIOMED, Inc. (a)	15,729	1,459,022
Acadia Healthcare Co., Inc. (a)	35,751	2,369,219
ACADIA Pharmaceuticals, Inc. (a)	7,653	253,085
Accelerate Diagnostics, Inc. (a)	2,205	35,677
Acceleron Pharma, Inc. (a)	2,177	54,207
Accuray, Inc. (a)	8,089	40,405
Aceto Corp.	2,569	70,519
Achillion Pharmaceuticals, Inc. (a)	12,481	86,244
Acorda Therapeutics, Inc. (a)	4,114	109,062
Addus Homecare Corp. (a)	29	903
Adeptus Health, Inc. (a)	679	54,836
Aduro Biotech, Inc. (a)	840	16,271
Advaxis, Inc. (a)	3,107	31,785
Aegerion Pharmaceuticals, Inc. (a)	2,553	34,721
Aerie Pharmaceuticals, Inc. (a)	2,099	37,236
Affimed N.V. (a)	1,539	9,496
Affymetrix, Inc. (a)	2,179	18,609
Agenus, Inc. (a)	6,191	28,479
Agile Therapeutics, Inc. (a)	1,032	6,956
Agios Pharmaceuticals, Inc. (a)	2,686	189,605
Aimmune Therapeutics, Inc. (a)	1,041	26,358
Air Methods Corp. (a)	4,108	140,042
Akorn, Inc. (a)	92,084	2,624,854
Albany Molecular Research, Inc. (a)	2,517	43,846
Alder Biopharmaceuticals, Inc. (a)	2,468	80,852
Alere, Inc. (a)	5,702	274,551
Alexion Pharmaceuticals, Inc. (a)	41,320	6,462,035
Align Technology, Inc. (a)	96,463	5,475,240
Alimera Sciences, Inc. (a)	3,100	6,851
Alkermes Plc (a)	145,164	8,516,772
Alliance HealthCare Services, Inc. (a)	194	1,893
Allscripts Healthcare Solutions, Inc. (a)	6,197	76,843
AMAG Pharmaceuticals, Inc. (a)	861	34,208
Amedisys, Inc. (a)	2,372	90,065
Amicus Therapeutics, Inc. (a)	12,126	169,643
AMN Healthcare Services, Inc. (a)	4,972	149,210
Amphastar Pharmaceuticals, Inc. (a)	2,157	25,215
Amsurg Corp. (a)	36,466	2,833,773
Anacor Pharmaceuticals, Inc. (a)	4,313	507,683
Analogic Corp.	118	9,681
ANI Pharmaceuticals, Inc. (a)	805	31,806
Anika Therapeutics, Inc. (a)	1,139	36,254
Antares Pharma, Inc. (a)	15,990	27,183
Anthera Pharmaceuticals, Inc. (a)	4,019	24,476
Applied Genetic Technologies Corp. (a)	881	11,576
Aratana Therapeutics, Inc. (a)	2,717	22,986
Ardelyx, Inc. (a)	1,682	29,065
Arena Pharmaceuticals, Inc. (a)	24,508	46,810
Ariad Pharmaceuticals, Inc. (a)	17,720	103,485
Array Biopharma, Inc. (a)	11,659	53,165

Arrowhead Research Corp. (a)	3,262	18,789
Assembly Biosciences, Inc. (a)	1,340	12,810
Asterias Biotherapeutics, Inc. - Class A (a)	1,081	4,183
Atara Biotherapeutics, Inc. (a)	1,695	53,291
athenahealth, Inc. (a)	16,324	2,176,805
AtriCure, Inc. (a)	2,191	48,005
Atrion Corp.	142	53,244
aTyr Pharma, Inc. (a)	615	6,310
Avalanche Biotechnologies, Inc. (a)	1,946	16,035
Axovant Sciences Ltd. (a)	1,752	22,636
Bellicum Pharmaceuticals, Inc. (a)	797	11,580
BioCryst Pharmaceuticals, Inc. (a)	5,874	66,964
BioDelivery Sciences International, Inc. (a)	4,674	25,987
BioMarin Pharmaceutical, Inc. (a)	65,700	6,919,524
Bio-Rad Laboratories, Inc. (a)	22,487	3,020,229
BioSpecifics Technologies Corp. (a)	498	21,683
Bio-Techne Corp.	18,556	1,715,688
BioTelemetry, Inc. (a)	2,781	34,039
BioTime, Inc. (a)	5,105	15,315
Bluebird Bio, Inc. (a)	3,748	320,641
Blueprint Medicines Corp. (a)	950	20,273
Brookdale Senior Living, Inc. (a)	4,203	96,501
Bruker Corp. (a)	11,624	190,982
C.R. Bard, Inc.	32,500	6,055,075
Cambrex Corp. (a)	3,272	129,833
Cantel Medical Corp.	33,516	1,900,357
Capital Senior Living Corp. (a)	3,022	60,591
Cara Therapeutics, Inc. (a)	2,173	31,052
Carbylan Therapeutics, Inc. (a)	1,292	4,612
Cardiovascular Systems, Inc. (a)	3,026	47,932
Castlight Health, Inc. (a)	3,417	14,351
Catabasis Pharmaceuticals, Inc. (a)	1,178	9,530
Catalent, Inc. (a)	8,861	215,322
Catalyst Pharmaceuticals, Inc. (a)	7,725	23,175
Celldex Therapeutics, Inc. (a)	9,381	98,876
Cellular Biomedicine Group, Inc. (a)	998	16,896
Cempra, Inc. (a)	3,356	93,431
Centene Corp. (a)	122,441	6,639,975
Cepheid (a)	151,528	6,849,066
Cerner Corp. (a)	29,365	1,760,725
Cerus Corp. (a)	8,267	37,532
Charles River Laboratories International, Inc. (a)	4,926	312,900
Chemed Corp.	1,768	235,975
ChemoCentryx, Inc. (a)	2,745	16,607
Chiasma, Inc. (a)	994	19,761
Chimerix, Inc. (a)	4,762	181,908
Cidara Therapeutics, Inc. (a)	494	6,284
Civitas Solutions, Inc. (a)	1,208	27,687
Clovis Oncology, Inc. (a)	2,908	267,420
Coherus Biosciences, Inc. (a)	2,362	47,334
Collegium Pharmaceutical, Inc. (a)	709	15,676
Computer Programs & Systems, Inc.	1,122	47,270
Concert Pharmaceuticals, Inc. (a)	1,554	29,169
ConforMIS, Inc. (a)	1,408	25,428
Connecture, Inc. (a)	692	3,156

Corcept Therapeutics, Inc. (a)	6,316	23,748
Corindus Vascular Robotics, Inc. (a)	2,479	7,660
Corium International, Inc. (a)	1,346	12,585
Cormedix, Inc. (a)	3,263	6,493
Corvel Corp. (a)	818	26,421
Cross Country Healthcare, Inc. (a)	1,991	27,097
CTI BioPharma Corp. (a)	16,192	23,640
Curis, Inc. (a)	11,209	22,642
Cutera, Inc. (a)	1,046	13,682
Cyberonics, Inc. (a)	2,730	165,929
Cynosure, Inc. (a)	2,235	67,139
Cytokinetics, Inc. (a)	1,751	11,714
CytRx Corp. (a)	6,626	15,704
Dentsply International, Inc.	3,737	188,980
Depomed, Inc. (a)	6,100	114,985
Dermira, Inc. (a)	659	15,381
DexCom, Inc. (a)	8,314	713,840
Dicerna Pharmaceuticals, Inc. (a)	1,465	12,028
Durect Corp. (a)	11,300	22,035
Dyax Corp. (a)	15,146	289,137
Dynavax Technologies Corp. (a)	3,884	95,313
Eagle Pharmaceuticals, Inc. (a)	922	68,256
Edwards Lifesciences Corp. (a)	42,500	6,042,225
Emergent Biosolutions, Inc. (a)	2,162	61,595
Enanta Pharmaceuticals, Inc. (a)	1,630	58,908
EndoChoice Holdings, Inc. (a)	1,327	15,075
Endologix, Inc. (a)	7,269	89,118
Ensign Group, Inc.	33,555	1,430,450
Entellus Medical, Inc. (a)	516	9,298
Envision Healthcare Holdings, Inc. (a)	19,465	716,117
Epizyme, Inc. (a)	2,909	37,410
Esperion Therapeutics, Inc. (a)	1,414	33,356
Evolent Health, Inc. (a)	1,647	26,286
Exact Sciences Corp. (a)	10,012	180,116
Examworks Group, Inc. (a)	53,057	1,551,387
Exelixis, Inc. (a)	23,786	133,439
Fibrocell Science, Inc. (a)	2,554	9,833
FibroGen, Inc. (a)	5,040	110,477
Five Prime Therapeutics, Inc. (a)	2,173	33,442
Flex Pharma, Inc. (a)	559	6,714
Flexion Therapeutics, Inc. (a)	1,401	20,819
Fluidigm Corp. (a)	2,935	23,803
Foamix Pharmaceuticals Ltd. (a)	2,288	16,771
Foundation Medicine, Inc. (a)	1,183	21,826
Galena Biopharma, Inc. (a)	16,203	25,601
Genesis Healthcare, Inc. (a)	1,908	11,696
Genmark Diagnostics, Inc. (a)	4,303	33,865
Genocea Biosciences, Inc. (a)	2,418	16,563
Genomic Health, Inc. (a)	1,763	37,305
Geron Corp. (a)	15,052	41,544
Glaukos Corp. (a)	895	21,650
Global Blood Therapeutics, Inc. (a)	646	27,235
Globus Medical, Inc. (a)	104,744	2,164,011
Haemonetics Corp. (a)	2,659	85,939
Halozyme Therapeutics, Inc. (a)	11,090	148,939

Health Net, Inc. (a)	1,361	81,959
Healthequity, Inc. (a)	38,973	1,151,652
Healthsouth Corp.	9,559	366,779
HealthStream, Inc. (a)	2,541	55,419
HeartWare International, Inc. (a)	1,834	95,937
Heron Therapeutics, Inc. (a)	3,088	75,347
Heska Corp. (a)	585	17,831
Hill-Rom Holdings, Inc.	5,442	282,930
HMS Holdings Corp. (a)	102,696	900,644
Hologic, Inc. (a)	68,822	2,693,005
ICON Plc (a)	14,230	1,009,903
ICU Medical, Inc. (a)	23,028	2,521,566
Idera Pharmaceuticals, Inc. (a)	7,861	26,334
IDEXX Laboratories, Inc. (a)	32,496	2,412,828
IGI Labs, Inc. (a)	4,299	28,115
Ignyta, Inc. (a)	1,300	11,414
Illumina, Inc. (a)	12,785	2,247,859
Immune Design Corp. (a)	1,137	13,871
Immunogen, Inc. (a)	9,063	87,005
Immunomedics, Inc. (a)	8,780	15,102
Impax Laboratories, Inc. (a)	7,603	267,702
Imprivata, Inc. (a)	966	17,166
INC Research Holdings, Inc. (a)	1,307	52,280
Infinity Pharmaceuticals, Inc. (a)	4,905	41,447
Inogen, Inc. (a)	1,709	82,972
Inovalon Holdings, Inc. (a)	23,443	488,318
Inovio Pharmaceuticals, Inc. (a)	6,510	37,628
Insmed, Inc. (a)	6,432	119,442
Insulet Corp. (a)	6,020	155,978
Insys Therapeutics, Inc. (a)	2,504	71,264
Integra Lifesciences Holdings Corp. (a)	49,306	2,936,172
Intercept Pharmaceuticals, Inc. (a)	1,657	274,830
Intersect ENT, Inc. (a)	1,680	39,312
Intra-Cellular Therapies, Inc. (a)	2,393	95,816
Intrexon Corp. (a)	4,822	153,340
Intuitive Surgical, Inc. (a)	1,420	652,604
InVitae Corp. (a)	738	5,328
Invivo Therapeutics Holdings Corp. (a)	2,723	23,472
Invuity, Inc. (a)	713	9,996
IPC Healthcare, Inc. (a)	1,109	86,158
Iradimed Corp. (a)	319	7,771
Ironwood Pharmaceuticals, Inc. (a)	13,284	138,419
Isis Pharmaceuticals, Inc. (a)	12,576	508,322
Juno Therapeutics, Inc. (a)	1,198	48,747
K2M Group Holdings, Inc. (a)	1,813	33,722
Karyopharm Therapeutics, Inc. (a)	2,308	24,303
Keryx Biopharmaceuticals, Inc. (a)	10,424	36,692
Kite Pharma, Inc. (a)	3,015	167,875
Kythera Biopharmaceuticals, Inc. (a)	2,703	202,671
La Jolla Pharmaceutical Co. (a)	1,638	45,520
Laboratory Corp. of America Holdings (a)	70,000	7,592,900
Landauer, Inc.	982	36,324
Lannet, Inc. (a)	2,784	115,592
Lantheus Holdings, Inc. (a)	2,130	9,159
LDR Holding Corp. (a)	2,698	93,162

Lemaitre Vascular, Inc.	481	5,863
Lexicon Pharmaceuticals, Inc. (a)	1,571	16,873
Lifepoint Hospitals, Inc. (a)	440	31,196
Ligand Pharmaceuticals, Inc. (a)	19,989	1,712,058
Lion Biotechnologies, Inc. (a)	4,510	25,978
Luminex Corp. (a)	223	3,771
Macrogenics, Inc. (a)	3,336	71,457
Mannkind Corp. (a)	26,206	84,121
Masimo Corp. (a)	69,390	2,675,678
MedAssets, Inc. (a)	6,037	121,102
Medgenics, Inc. (a)	1,680	13,138
Medicines Co. (a)	675	25,623
Medidata Solutions, Inc. (a)	42,681	1,797,297
Medivation, Inc. (a)	12,655	537,837
MEDNAX, Inc. (a)	126,812	9,737,893
Merge Healthcare, Inc. (a)	7,087	50,318
Meridian Bioscience, Inc.	3,512	60,055
Merrimack Pharmaceuticals, Inc. (a)	11,034	93,899
Mettler-Toledo International, Inc. (a)	42,925	12,222,464
MiMedx Group, Inc. (a)	11,469	110,676
Mirati Therapeutics, Inc. (a)	1,384	47,637
Molina Healthcare, Inc. (a)	4,132	284,488
Momenta Pharmaceuticals, Inc. (a)	6,425	105,434
Myriad Genetics, Inc. (a)	26,620	997,718
Nanostring Technologies, Inc. (a)	1,315	21,040
NantKwest, Inc. (a)	1,170	13,408
Natera, Inc. (a)	1,546	16,774
National Research Corp.	903	10,782
Natus Medical, Inc. (a)	3,477	137,168
Navidea Biopharmaceuticals, Inc. (a)	12,774	29,125
Nektar Therapeutics (a)	13,853	151,829
Neogen Corp. (a)	65,964	2,967,720
Neogenomics, Inc. (a)	5,410	30,999
Neos Therapeutics, Inc. (a)	775	16,283
Neurocrine Biosciences, Inc. (a)	8,997	357,991
Nevro Corp. (a)	1,809	83,920
Newlink Genetics Corp. (a)	2,200	78,848
Nivalis Therapeutics, Inc. (a)	922	11,958
Nobilis Health Corp. (a)	3,299	17,221
Northwest Biotherapeutics, Inc. (a)	4,736	29,600
Novavax, Inc. (a)	27,923	197,416
Nuvasive, Inc. (a)	66,924	3,227,075
NxStage Medical, Inc. (a)	6,735	106,211
Ocata Therapeutics, Inc. (a)	3,622	15,140
Ocular Therapeutix, Inc. (a)	1,547	21,751
Omeros Corp. (a)	3,587	39,314
Omnicell, Inc. (a)	88,672	2,757,699
Oncomed Pharmaceuticals, Inc. (a)	1,696	28,137
Oncothyreon, Inc. (a)	10,338	28,326
Ophthotech Corp. (a)	2,487	100,773
Opko Health, Inc. (a)	31,462	264,595
OraSure Technologies, Inc. (a)	507	2,251
Orexigen Therapeutics, Inc. (a)	10,424	21,995
Organovo Holdings, Inc. (a)	9,108	24,409
Osiris Therapeutics, Inc. (a)	1,746	32,249

Otonomy, Inc. (a)	1,476	26,288
Ovascience, Inc. (a)	2,388	20,274
Oxford Immunotec Global Plc (a)	1,964	26,514
Pacific Biosciences of California, Inc. (a)	6,101	22,330
Pacira Pharmaceuticals, Inc. (a)	22,269	915,256
Paratek Pharmaceuticals, Inc.	1,184	22,496
Parexel International Corp. (a)	145,791	9,027,379
Patterson Companies, Inc.	4,929	213,179
Peregrine Pharmaceuticals, Inc. (a)	18,247	18,612
PerkinElmer, Inc.	1,874	86,129
Pernix Therapeutics Holdings, Inc. (a)	4,479	14,154
Pfenex, Inc. (a)	1,664	24,977
Phibro Animal Health Corp.	1,803	57,029
Portola Pharmaceuticals, Inc. (a)	4,819	205,386
Pozen, Inc. (a)	2,923	17,056
PRA Health Sciences, Inc. (a)	2,120	82,320
Premier, Inc. (a)	3,962	136,174
Press Ganey Holdings, Inc. (a)	1,066	31,543
Prestige Brands Holdings, Inc. (a)	52,461	2,369,139
Progenics Pharmaceuticals, Inc. (a)	7,036	40,246
Proteon Therapeutics, Inc. (a)	746	10,377
Prothena Corporation Plc (a)	3,269	148,216
PTC Therapeutics, Inc. (a)	3,540	94,518
Puma Biotechnology, Inc. (a)	2,610	196,690
Quality Systems, Inc.	4,978	62,125
Quidel Corp. (a)	1,231	23,241
Quintiles Transitional Holdings, Inc. (a)	7,850	546,124
Radius Health, Inc. (a)	3,442	238,565
Radnet, Inc. (a)	3,640	20,202
Raptor Pharmaceutical Corp. (a)	8,529	51,600
Regulus Therapeutics, Inc. (a)	2,829	18,502
Relypsa, Inc. (a)	3,459	64,026
Repligen Corp. (a)	17,381	484,061
ResMed, Inc.	37,420	1,906,923
Retrophin, Inc. (a)	3,708	75,124
Revance Therapeutics, Inc. (a)	1,569	46,693
Rigel Pharmaceuticals, Inc. (a)	6,741	16,650
Rockwell Medical, Inc. (a)	4,545	35,042
RTI Surgical, Inc. (a)	4,896	27,809
SAGE Therapeutics, Inc. (a)	1,476	62,464
Sagent Pharmaceuticals, Inc. (a)	2,243	34,385
Sangamo Biosciences, Inc. (a)	6,985	39,395
Sarepta Therapeutics, Inc. (a)	4,350	139,678
SciClone Pharmaceuticals, Inc. (a)	5,000	34,700
SeaSpine Holdings Corp. (a)	398	6,448
Seattle Genetics, Inc. (a)	11,090	427,630
Second Sight Medical Products, Inc. (a)	1,245	7,383
Select Medical Holdings Corp.	10,357	111,752
Sequenom, Inc. (a)	12,311	21,544
Seres Therapeutics, Inc. (a)	1,009	29,907
Sientra, Inc. (a)	704	7,146
Sirona Dental Systems, Inc. (a)	82,820	7,730,419
Sorrento Therapeutics, Inc. (a)	2,883	24,188
Spark Therapeutics, Inc. (a)	815	34,010
Spectrum Pharmaceuticals, Inc. (a)	1,842	11,015

St. Jude Medical, Inc.	202,500	12,775,725
STAAR Surgical Co. (a)	3,963	30,753
Stemline Therapeutics, Inc. (a)	208	1,837
Steris Corp.	83,314	5,412,911
Sucampo Pharmaceuticals, Inc. (a)	2,538	50,430
Supernus Pharmaceuticals, Inc. (a)	3,497	49,063
Surgical Care Affiliates, Inc. (a)	2,181	71,297
SurModics, Inc. (a)	273	5,962
Synergy Pharmaceuticals, Inc. (a)	10,761	57,033
Synta Pharmaceuticals Corp. (a)	8,858	15,413
T2 Biosystems, Inc. (a)	868	7,604
Tandem Diabetes Care, Inc. (a)	1,775	15,638
Team Health Holdings, Inc. (a)	7,545	407,656
Teladoc, Inc. (a)	1,201	26,770
Teleflex, Inc.	42,000	5,216,820
Tenet Healthcare Corp. (a)	10,439	385,408
TESARO, Inc. (a)	2,454	98,405
Tetraphase Pharmaceuticals, Inc. (a)	3,782	28,214
TG Therapeutics, Inc. (a)	3,552	35,804
The Cooper Companies, Inc.	51,951	7,733,426
The Providence Service Corp. (a)	1,394	60,751
The Spectranetics Corp. (a)	4,583	54,034
TherapeuticsMD, Inc. (a)	13,546	79,380
Theravance, Inc.	7,898	56,708
Thoratec Corp. (a)	5,641	356,850
Threshold Pharmaceutical, Inc. (a)	6,052	24,632
Tobira Therapeutics, Inc. (a)	197	1,903
Tokai Pharmaceuticals, Inc. (a)	363	3,757
Tornier (a)	2,042	41,636
TransEnterix, Inc. (a)	75	169
Trevena, Inc. (a)	3,241	33,544
Trovagene, Inc. (a)	3,083	17,542
Trupanion, Inc. (a)	1,276	9,634
Ultragenyx Pharmaceutical, Inc. (a)	4,044	389,478
Unilife Corp. (a)	9,937	9,737
United Therapeutics Corp. (a)	4,826	633,364
Universal Health Services, Inc.	50,430	6,294,168
US Physical Therapy, Inc.	1,247	55,978
Utah Medical Products, Inc.	400	21,548
Vanda Pharmaceuticals, Inc. (a)	3,365	37,957
Vascular Solutions, Inc. (a)	1,899	61,547
VCA, Inc. (a)	8,026	422,569
Veeva Systems, Inc. (a)	7,507	175,739
Veracyte, Inc. (a)	1,362	6,388
Verastem, Inc. (a)	284	508
Versartis, Inc. (a)	147	1,695
Vitae Pharmaceuticals, Inc. (a)	1,299	14,302
Vital Therapies, Inc. (a)	1,668	6,739
Vivus, Inc. (a)	10,375	17,015
Vocera Communications, Inc. (a)	1,763	20,116
vTv Therapeutics, Inc. (a)	1,129	7,361
VWR Corp. (a)	1,640	42,132
Waters Corp. (a)	43,500	5,142,135
Wellcare Health Plans, Inc. (a)	4,564	393,326
West Pharmaceutical Services, Inc.	32,242	1,744,937

Wright Medical Group, Inc. (a)	2,844	59,781
Xbiotech, Inc. (a)	386	5,767
Xencor, Inc. (a)	2,882	35,247
Xenoport, Inc. (a)	5,869	20,365
XOMA Corp. (a)	7,542	5,669
Zafgen, Inc. (a)	1,669	53,325
Zeltiq Aesthetics, Inc. (a)	3,425	109,703
Ziopharm Oncology, Inc. (a)	12,082	108,859
Zogenix, Inc. (a)	2,689	36,301
ZS Pharma, Inc. (a)	1,923	126,264
Zynerba Pharmaceuticals, Inc. (a)	366	5,237
		234,495,229
Industrials - 14.03%
A.O. Smith Corp.	66,782	4,353,519
Aaon, Inc.	81,055	1,570,846
Accuride Corp. (a)	3,569	9,886
Actuant Corp.	182,000	3,346,980
Acuity Brands, Inc.	11,576	2,032,514
Advanced Drain Systems, Inc.	3,580	103,569
AECOM (a)	1,968	54,140
Aerojet Rocketdyne Holdings, Inc. (a)	3,041	49,203
Air Lease Corp.	590	18,243
Alaska Air Group, Inc.	114,444	9,092,576
Albany International Corp.	373	10,672
Allegiant Travel Co.	1,404	303,615
Allegion Plc	10,080	581,213
Allied Motion Technologies, Inc.	687	12,208
Allison Transmission Holdings, Inc.	10,563	281,926
Altra Industrial Motion Corp.	2,122	49,061
AMERCO	360	141,649
American Railcar Industries, Inc.	267	9,655
American Woodmark Corp. (a)	1,365	88,548
Apogee Enterprises, Inc.	3,036	135,557
Applied Industrial Technologies, Inc.	1,601	61,078
ARC Document Solutions, Inc. (a)	4,209	25,044
ArcBest Corp.	866	22,317
Argan, Inc.	1,145	39,709
Armstrong World Industries, Inc. (a)	2,565	122,453
Astronics Corp. (a)	58,253	2,355,169
Avis Budget Group, Inc. (a)	11,046	482,489
AZZ, Inc.	2,719	132,388
B/E Aerospace, Inc.	11,138	488,958
Babcock & Wilcox Enterprise, Inc. (a)	1,081	18,161
Barrett Business Services, Inc.	725	31,124
Beacon Roofing Supply, Inc. (a)	46,089	1,497,432
Blount International, Inc. (a)	4,969	27,677
Blue Bird Corp. (a)	463	4,611
Builders FirstSource, Inc. (a)	5,413	68,637
BWX Technologies, Inc.	2,156	56,832
C.H. Robinson Worldwide, Inc.	80,270	5,440,701
Carlisle Companies, Inc.	1,464	127,924
Casella Waste Systems, Inc. (a)	859	4,982
CEB, Inc.	22,445	1,533,891
CECO Environmental Corp.	1,770	14,496
Celadon Group, Inc.	1,924	30,822

Cintas Corp.	10,048	861,616
Clarcor, Inc.	147,750	7,044,720
Clean Harbors, Inc. (a)	4,110	180,717
Comfort Systems USA, Inc.	3,695	100,726
Commercial Vehicle Group, Inc. (a)	3,047	12,279
Continental Building Products, Inc. (a)	3,191	65,543
Copart, Inc. (a)	13,135	432,141
Covanta Holding Corp.	11,764	205,282
Covenant Transportation Group, Inc. - Class A (a)	1,157	20,791
Curtiss-Wright Corp.	278	17,353
Deluxe Corp.	2,858	159,305
Donaldson Co., Inc.	179,751	5,047,408
Douglas Dynamics, Inc.	659	13,088
Dover Corp.	158,500	9,063,030
Dun & Bradstreet Corp.	1,133	118,965
DXP Enterprises, Inc. (a)	389	10,612
Dycom Industries, Inc. (a)	3,548	256,733
Echo Global Logistics, Inc. (a)	3,017	59,133
Encore Wire Corp.	1,610	52,599
EnerSys, Inc.	1,210	64,832
Enphase Energy, Inc. (a)	2,816	10,419
EnPro Industries, Inc.	1,406	55,073
Exponent, Inc.	2,587	115,277
Fastenal Co.	124,500	4,557,945
Fortune Brands Home & Security, Inc.	5,776	274,187
Forward Air Corp.	3,183	132,063
Franklin Covey Co. (a)	79	1,269
Franklin Electric Company, Inc.	4,659	126,865
FreightCar America, Inc.	656	11,257
FTI Consulting, Inc. (a)	367	15,234
Fuelcell Energy, Inc. (a)	6,554	4,816
Furmanite Corp. (a)	3,167	19,255
G & K Services, Inc.	1,515	100,929
Generac Holdings, Inc. (a)	7,254	218,273
General Cable Corp.	4,533	53,943
Genesee & Wyoming, Inc. (a)	2,175	128,499
Global Brass and Copper Holdings, Inc.	2,053	42,107
Gorman Rupp Co.	391	9,372
GP Strategies Corp. (a)	1,322	30,168
Graco, Inc.	6,096	408,615
Great Lakes Dredge & Dock Corp. (a)	436	2,197
Greenbrier Companies, Inc.	2,837	91,096
Griffon Corp.	839	13,231
H&E Equipment Services, Inc.	3,168	52,969
Harsco Corp.	8,692	78,836
Hawaiian Holdings, Inc. (a)	5,033	124,214
HC2 Holdings, Inc. (a)	1,322	9,267
HD Supply Holdings, Inc. (a)	17,889	511,983
Healthcare Services Group, Inc.	81,393	2,742,944
Heartland Express, Inc.	5,206	103,808
Heico Corp.	47,132	2,303,812
Heico Corp. - Class A	4,172	189,450
Heidrick & Struggles International, Inc.	29	564
Heritage Crystal Clean, Inc. (a)	184	1,890
Herman Miller, Inc.	6,223	179,471

Hexcel Corp.	10,110	453,535
Hillenbrand, Inc.	6,587	171,328
HNI Corp.	4,608	197,683
Hub Group, Inc. (a)	3,436	125,105
Hubbell, Inc.	781	66,346
Huntington Ingalls Industries, Inc.	5,117	548,287
Huron Consulting Group, Inc. (a)	295	18,446
Hyster-Yale Materials Handling, Inc.	274	15,845
IDEX Corp.	161,996	11,550,315
IHS, Inc. (a)	5,685	659,460
InnerWorkings, Inc. (a)	1,517	9,481
Insperity, Inc.	2,037	89,485
Insteel Industries, Inc.	1,678	26,982
Interface, Inc.	6,881	154,410
J.B. Hunt Transportation Services, Inc.	8,050	574,770
Jetblue Airways Corp. (a)	12,317	317,409
John Bean Technologies Corp.	3,094	118,345
Kadant, Inc.	181	7,061
Kaman Corp.	227	8,138
KAR Auction Services, Inc.	4,925	174,837
Kforce, Inc.	2,470	64,912
Kimball International, Inc.	1,169	11,059
Knight Transportation, Inc.	6,469	155,256
Knoll, Inc.	5,125	112,647
Korn/Ferry International	2,894	95,705
Landstar System, Inc.	45,022	2,857,546
Lawson Products, Inc. DE (a)	406	8,790
Lennox International, Inc.	4,275	484,486
Lincoln Electric Holdings, Inc.	7,213	378,178
Lindsay Corp.	1,078	73,078
Lydall, Inc. (a)	592	16,866
Marten Transport Ltd.	167	2,700
Masonite International Corp. (a)	3,149	190,766
Matson, Inc.	4,124	158,733
Matthews International Corp.	164	8,031
Meritor, Inc. (a)	5,605	59,581
Milacron Holdings Corp. (a)	1,136	19,937
Miller Industries, Inc.	31	606
Mistras Group, Inc. (a)	902	11,591
Mobile Mini, Inc.	406	12,501
Moog, Inc. (a)	365	19,736
MSA Safety, Inc.	2,020	80,739
MSC Industrial Direct Co., Inc.	13,351	814,812
Mueller Industries, Inc.	4,072	120,450
Mueller Water Products, Inc.	16,977	130,044
Multi-Color Corp.	1,367	104,562
Navistar International Corp. (a)	334	4,248
NCI Building Systems, Inc. (a)	2,656	28,074
Neff Corp. (a)	605	3,382
NN, Inc.	2,725	50,412
Nordson Corp.	6,310	397,151
Nortek, Inc. (a)	1,038	65,716
NV5 Holdings, Inc. (a)	547	10,152
Old Dominion Freight Lines, Inc. (a)	7,262	442,982
Omega Flex, Inc.	288	9,619

On Assignment, Inc. (a)	5,414	199,777
P.A.M. Transportation Services, Inc. (a)	316	10,444
Parker-Hannifin Corp.	78,000	7,589,400
Park-Ohio Holdings Corp.	886	25,570
Patrick Industries, Inc. (a)	1,294	51,100
Paylocity Holding Corp. (a)	1,558	46,724
PGT, Inc. (a)	4,843	59,472
Pitney Bowes, Inc.	8,202	162,810
Plug Power, Inc. (a)	10,409	19,048
Ply Gem Holdings, Inc. (a)	2,213	25,892
Power Solutions International, Inc. (a)	479	10,878
PowerSecure International, Inc. (a)	463	5,334
Primoris Services Corp.	129,010	2,310,569
Proto Labs, Inc. (a)	62,260	4,171,420
Quanex Building Products Corp.	260	4,724
Quanta Services, Inc. (a)	4,415	106,887
Radiant Logistics, Inc. (a)	3,102	13,835
Raven Industries, Inc.	382	6,475
RBC Bearings, Inc. (a)	31,582	1,886,393
Regal-Beloit Corp.	229	12,927
Resources Connection, Inc.	659	9,931
Rexnord Corp. (a)	10,741	182,382
Ritchie Bros Auctioneers, Inc.	67,210	1,739,395
Roadrunner Transportation Systems, Inc. (a)	121,569	2,236,870
Robert Half International, Inc.	14,124	722,584
Rockwell Automation, Inc.	169,380	17,186,989
Rollins, Inc.	9,776	262,681
RPX Corp. (a)	694	9,522
RR Donnelley & Sons Co.	11,696	170,294
Saia, Inc. (a)	2,634	81,522
Sensata Technologies Holding NV (a)	107,912	4,784,818
Simpson Manufacturing Company, Inc.	316	10,583
Snap-on, Inc.	43,949	6,633,662
SolarCity Corp. (a)	6,172	263,606
SP Plus Corp. (a)	1,587	36,739
Sparton Corp. (a)	604	12,926
Spirit Aerosystems Holdings, Inc. (a)	13,644	659,551
Spirit Airlines, Inc. (a)	7,570	358,061
Standex International Corp.	1,031	77,686
Steelcase, Inc.	8,708	160,314
Stericycle, Inc. (a)	9,470	1,319,266
Stock Building Supply Holdings, Inc. (a)	1,486	26,168
Sun Hydraulics Corp.	2,243	61,615
Swift Transportation Co. (a)	9,252	138,965
Taser International, Inc. (a)	45,433	1,000,662
Team, Inc. (a)	2,201	70,696
Teledyne Technologies, Inc. (a)	978	88,313
Tennant Co.	1,811	101,742
The Advisory Board Co. (a)	80,416	3,662,145
The Brink’s Co.	5,114	138,129
The Middleby Corp. (a)	5,968	627,774
The Toro Co.	34,720	2,449,149
Thermon Group Holdings, Inc. (a)	461	9,474
Titan International, Inc.	446	2,948
Towers Watson & Co.	1,278	150,012

TransUnion (a)	2,995	75,234
Trex Company, Inc. (a)	3,353	111,755
TriMas Corp. (a)	295	4,823
Trinet Group, Inc. (a)	3,897	65,470
Trueblue, Inc. (a)	4,446	99,902
United Rentals, Inc. (a)	98,237	5,899,132
Univar, Inc. (a)	2,513	45,611
Universal Truckload Services, Inc.	513	7,987
US Ecology, Inc.	2,292	100,046
USA Truck, Inc. (a)	359	6,186
USG Corp. (a)	9,581	255,046
Valmont Industries, Inc.	143	13,569
Vectrus, Inc. (a)	1,063	23,428
Verisk Analytics, Inc. (a)	28,415	2,100,153
Vicor Corp. (a)	1,432	14,606
Virgin America, Inc. (a)	2,453	83,966
Volt Information Sciences, Inc. (a)	610	5,551
W.W. Grainger, Inc.	22,100	4,751,721
Wabash National Corp. (a)	6,936	73,452
Wabco Holdings, Inc. (a)	71,365	7,481,193
Wabtec Corp.	10,200	898,110
Wageworks, Inc. (a)	99,198	4,471,846
Watsco, Inc.	2,699	319,778
Werner Enterprises, Inc.	998	25,050
West Corp.	785	17,584
Woodward, Inc.	4,692	190,964
Xerium Technologies, Inc. (a)	1,160	15,057
XPO Logistics, Inc. (a)	6,138	146,269
YRC Worldwide, Inc. (a)	649	8,606
		183,111,910
Information Technology - 22.18%
3D Systems Corp. (a)	4,186	48,348
6d Global Technologies, Inc. (a)(b)	944	2,747
A10 Networks, Inc. (a)	3,345	20,037
ACI Worldwide, Inc. (a)	12,136	256,312
Advanced Micro Devices, Inc. (a)	28,317	48,705
Advanced Energy Industries, Inc. (a)	2,252	59,228
Aerohive Networks, Inc. (a)	2,348	14,041
Akamai Technologies, Inc. (a)	12,640	872,918
Alarm.com Holdings, Inc. (a)	1,436	16,744
Alliance Data Systems Corp. (a)	38,035	9,850,304
Alliance Fiber Optic Products, Inc.	1,482	25,327
Ambarella, Inc. (a)	3,373	194,926
Amber Road, Inc. (a)	1,488	6,279
American Software, Inc.	331	3,118
Angie’s List, Inc. (a)	4,481	22,584
ANSYS, Inc. (a)	97,313	8,577,168
Apigee Corp. (a)	420	4,431
Appfolio, Inc. (a)	830	13,985
Applied Micro Circuits Corp. (a)	2,131	11,316
Applied Optoelectronics, Inc. (a)	1,548	29,071
Arista Networks, Inc. (a)	3,507	214,593
ARRIS Group, Inc. (a)	2,306	59,887
Aspen Technology, Inc. (a)	236,236	8,955,707
Atmel Corp.	43,346	349,802

AVG Technologies (a)	4,355	94,721
Avid Technology, Inc. (a)	2,069	16,469
Badger Meter, Inc.	1,540	89,412
Barracuda Networks, Inc. (a)	825	12,853
Bazaarvoice, Inc. (a)	2,642	11,915
Belden, Inc.	4,476	208,984
Benefitfocus, Inc. (a)	792	24,750
Black Knight Financial Services, Inc. (a)	1,845	60,055
Blackbaud, Inc.	4,856	272,519
Blackhawk Network Holdings, Inc. (a)	5,633	238,783
Booz Allen Hamilton Holding Corp.	9,836	257,802
Bottomline Technologies, Inc. (a)	92,458	2,312,375
Box, Inc. (a)	1,321	16,618
Brightcove, Inc. (a)	2,982	14,671
Broadridge Financial Solutions, Inc.	12,535	693,812
Broadsoft, Inc. (a)	3,079	92,247
Cabot Microelectronics Corp. (a)	2,192	84,918
Cadence Design Systems, Inc. (a)	104,452	2,160,067
CalAmp Corp. (a)	3,693	59,420
Callidus Software, Inc. (a)	5,836	99,154
Carbonite, Inc. (a)	1,785	19,867
Cardtronics, Inc. (a)	51,099	1,670,937
Care.com, Inc. (a)	299	1,537
Cascade Microtech, Inc. (a)	1,106	15,639
Cass Information Systems, Inc.	642	31,541
Cavium, Inc. (a)	25,257	1,550,022
CDW Corp.	13,791	563,500
Ceva, Inc. (a)	996	18,496
ChannelAdvisor Corp. (a)	2,155	21,421
Check Point Software Technologies Ltd. (a)	103,000	8,170,990
Ciena Corp. (a)	12,919	267,682
Cimpress (a)	3,434	261,362
Cirrus Logic, Inc. (a)	6,627	208,817
Citrix Systems, Inc. (a)	133,500	9,248,880
Clearfield, Inc. (a)	1,145	15,377
Code Rebel Corp. (a)	219	1,559
Cognex Corp.	95,570	3,284,741
Coherent, Inc. (a)	194	10,612
CommScope Holding Co., Inc. (a)	4,875	146,396
Commvault Systems, Inc. (a)	4,716	160,155
comScore, Inc. (a)	3,555	164,063
Constant Contact, Inc. (a)	88,267	2,139,592
Control4 Corp. (a)	220,599	1,800,088
CoreLogic, Inc. (a)	4,226	157,334
Cornerstone Ondemand, Inc. (a)	5,632	185,856
CoStar Group, Inc. (a)	13,336	2,307,928
Coupons.Com, Inc. (a)	6,123	55,107
Cray, Inc. (a)	4,319	85,559
Cree, Inc. (a)	13,735	332,799
CSG Systems International, Inc.	3,469	106,845
Cvent, Inc. (a)	2,470	83,140
Cyberark Software Ltd. (a)	9,470	474,826
Daktronics, Inc.	802	6,953
Datalink Corp. (a)	49	293
DealerTrack Technologies, Inc. (a)	1,793	113,246

Demandware, Inc. (a)	26,670	1,378,306
DHI Group, Inc. (a)	1,596	11,667
Diebold, Inc.	6,765	201,394
Digimarc Corp. (a)	712	21,752
Digital Turbine, Inc. (a)	4,218	7,635
Diodes, Inc. (a)	105,131	2,246,649
Dot Hill Systems Corp. (a)	6,195	60,277
DST Systems, Inc.	2,954	310,584
DTS, Inc. (a)	1,577	42,106
EarthLink Holdings Corp.	10,964	85,300
Eastman Kodak Co. (a)	1,731	27,038
Ebix, Inc.	2,857	71,311
Electronics For Imaging, Inc. (a)	4,870	210,774
Ellie Mae, Inc. (a)	34,927	2,325,090
Endurance International Group Holdings, Inc. (a)	6,232	83,260
Entegris, Inc. (a)	8,603	113,474
Envestnet, Inc. (a)	39,706	1,189,989
EPAM Systems, Inc. (a)	5,083	378,785
EPIQ System, Inc.	1,191	15,388
Eplus, Inc. (a)	42	3,321
Euronet Worldwide, Inc. (a)	34,033	2,521,505
Evertec, Inc.	6,983	126,183
Everyday Health, Inc. (a)	2,014	18,408
Exar Corp. (a)	595	3,540
ExlService Holdings, Inc. (a)	3,243	119,764
Extreme Networks, Inc. (a)	417	1,401
FactSet Research Systems, Inc.	4,346	694,534
Fair Isaac Corp.	3,269	276,230
FARO Technologies, Inc. (a)	391	13,685
FEI Co.	122,378	8,938,489
FireEye, Inc. (a)	41,477	1,319,798
Fitbit, Inc. (a)	3,217	121,249
Five9, Inc. (a)	2,291	8,477
Fleetmatics Group Plc (a)	3,966	194,691
FLIR Systems, Inc.	38,808	1,086,236
Formfactor, Inc. (a)	2,680	18,170
Forrester Research, Inc.	984	30,937
Fortinet, Inc. (a)	421,447	17,903,069
Gartner, Inc. (a)	8,662	727,002
Genpact Ltd. (a)	16,724	394,854
Gigamon, Inc. (a)	2,774	55,508
Global Payments, Inc.	6,931	795,194
Globant S.A. (a)	1,568	47,965
Glu Mobile, Inc. (a)	6,386	27,907
Godaddy, Inc. (a)	2,405	60,630
Gogo, Inc. (a)	5,928	90,580
Grubhub, Inc. (a)	160,224	3,899,852
GTT Communications, Inc. (a)	2,502	58,197
Guidance Software, Inc. (a)	1,891	11,384
Guidewire Software, Inc. (a)	140,192	7,371,295
Hackett Group, Inc.	2,449	33,674
Harmonic, Inc. (a)	1,319	7,650
Heartland Payment Systems, Inc.	3,827	241,139
HomeAway, Inc. (a)	29,252	776,348
Hortonworks, Inc. (a)	742	16,242

HubSpot, Inc. (a)	1,992	92,369
IAC/InterActive Corp.	7,639	498,598
Immersion Corp. (a)	2,829	31,770
Imperva, Inc. (a)	2,777	181,838
Infinera Corp. (a)	13,849	270,886
Infoblox, Inc. (a)	5,944	94,985
Ingram Micro, Inc.	872	23,753
Inphi Corp. (a)	4,081	98,107
Integrated Device Technology, Inc. (a)	50,927	1,033,818
Interactive Intelligence Group, Inc. (a)	1,737	51,606
Interdigital, Inc.	3,369	170,471
Internap Corp. (a)	5,622	34,463
Intralinks Holdings, Inc. (a)	2,165	17,948
Invensense, Inc. (a)	7,880	73,205
IPG Photonics Corp. (a)	103,586	7,869,428
Ixia (a)	5,801	84,056
J2 Global, Inc.	35,105	2,487,189
Jabil Circuit, Inc.	3,651	81,673
Jack Henry & Associates, Inc.	8,522	593,216
Jive Software, Inc. (a)	4,541	21,206
Keysight Technologies, Inc. (a)	14,989	462,261
King Digital Entertainment Plc	8,437	114,237
KVH Industries, Inc. (a)	1,283	12,830
Lattice Semiconductor Corp. (a)	2,843	10,946
Leidos Holdings, Inc.	592	24,456
Lionbridge Technologies, Inc. (a)	6,508	32,150
Littelfuse, Inc.	2,025	184,579
Liveperson, Inc. (a)	5,691	43,024
Logmein, Inc. (a)	2,563	174,694
Luxoft Holding, Inc. (a)	1,931	122,213
M/A-Com Technology Solutions Holdings, Inc. (a)	2,386	69,170
Manhattan Associates, Inc. (a)	24,499	1,526,288
Marin Software, Inc. (a)	111	347
Marketo, Inc. (a)	3,655	103,875
Mattson Technology, Inc. (a)	7,567	17,631
Maximus, Inc.	6,903	411,143
MaxLinear, Inc. (a)	5,270	65,559
Maxpoint Interactive, Inc. (a)	711	2,901
Mercadolibre, Inc.	74,420	6,776,685
Mesa Laboratories, Inc.	292	32,529
Methode Electronics, Inc.	4,062	129,578
Microchip Technology, Inc.	29,835	1,285,590
Microsemi Corp. (a)	10,090	331,154
Microstrategy, Inc. (a)	963	189,201
MINDBODY, Inc. (a)	950	14,848
Mobileiron, Inc. (a)	3,778	11,712
Model N, Inc. (a)	2,084	20,861
Monolithic Power Systems, Inc.	4,091	209,459
Monotype Imaging Holdings, Inc.	81,006	1,767,551
MTS Systems Corp.	1,627	97,799
National Instruments Corp.	27,136	754,109
NetScout Systems, Inc. (a)	4,970	175,789
NetSuite, Inc. (a)	4,167	349,611
NeuStar, Inc. (a)	65,639	1,786,037
New Relic, Inc. (a)	574	21,875

Newport Corp. (a)	1,317	18,109
NIC, Inc.	6,742	119,401
Nice-Systems Ltd.	46,679	2,629,428
Nimble Storage, Inc. (a)	5,314	128,174
Novatel Wireless, Inc. (a)	3,216	7,107
NVE Corp.	207	10,048
NVIDIA Corp.	159,000	3,919,350
ON Semiconductor Corp. (a)	41,190	387,186
Opower, Inc. (a)	2,580	22,988
OSI Systems, Inc. (a)	514	39,557
Palo Alto Networks, Inc. (a)	8,050	1,384,600
Pandora Media, Inc. (a)	22,020	469,907
Park City Group, Inc. (a)	995	10,517
Paycom Software, Inc. (a)	35,064	1,259,148
Pdf Solutions, Inc. (a)	2,495	24,950
Pegasystems, Inc.	3,736	91,943
Perficient, Inc. (a)	2,390	36,878
Pfsweb, Inc. (a)	1,141	16,225
Plantronics, Inc.	51,556	2,621,623
Plexus Corp. (a)	1,271	49,035
PMC-Sierra, Inc. (a)	6,039	40,884
Power Integrations, Inc.	87,807	3,702,821
Proofpoint, Inc. (a)	35,090	2,116,629
PROS Holdings, Inc. (a)	42,209	934,507
PTC, Inc. (a)	269,160	8,543,138
Q2 Holdings, Inc. (a)	1,981	48,970
QAD, Inc.	244	6,246
Qlik Technologies, Inc. (a)	65,770	2,397,316
Qualys, Inc. (a)	93,520	2,661,579
Rackspace Hosting, Inc. (a)	12,945	319,483
Rambus, Inc. (a)	12,120	143,016
Rapid7, Inc. (a)	1,006	22,886
RealD, Inc. (a)	4,009	38,526
Realpage, Inc. (a)	5,519	91,726
Red Hat, Inc. (a)	177,840	12,783,139
Reis, Inc.	542	12,276
Retailmenot, Inc. (a)	181	1,491
Rofin Sinar Technologies, Inc. (a)	316	8,194
Rogers Corp. (a)	598	31,802
Rubicon Project, Inc. (a)	2,629	38,199
Ruckus Wireless, Inc. (a)	8,012	95,183
Rudolph Technologies, Inc. (a)	505	6,287
Sabre Corp.	11,790	320,452
Sapiens International Corp.	1,851	21,324
Science Applications International Corp.	4,815	193,611
SciQuest, Inc. (a)	133,366	1,333,660
Semtech Corp. (a)	113,175	1,708,942
Servicesource International, Inc. (a)	3,459	13,836
ShoreTel, Inc. (a)	1,357	10,137
Shutterstock, Inc. (a)	1,993	60,268
Silicon Graphics International Corp. (a)	3,390	13,323
Silicon Laboratories, Inc. (a)	3,153	130,976
Silver Spring Networks, Inc. (a)	3,422	44,075
SolarWinds, Inc. (a)	573,103	22,488,562
Solera Holdings, Inc.	6,989	377,406

Splunk, Inc. (a)	163,930	9,073,526
SPS Commerce, Inc. (a)	30,112	2,044,304
SS&C Technologies Holdings, Inc.	7,616	533,425
Stamps.com, Inc. (a)	1,495	110,645
SunEdison, Inc. (a)	26,176	187,944
SunPower Corp. (a)	423	8,477
Super Micro Computer, Inc. (a)	3,875	105,633
Synaptics, Inc. (a)	3,828	315,657
Synchronoss Technologies, Inc. (a)	4,047	132,742
Synopsys, Inc. (a)	58,106	2,683,335
Syntel, Inc. (a)	3,254	147,439
Tableau Software, Inc. (a)	16,523	1,318,205
Take-Two Interactive Software, Inc. (a)	4,589	131,842
Tangoe, Inc. (a)	3,922	28,238
TechTarget, Inc. (a)	481	4,098
Teletech Holdings, Inc.	879	23,548
Teradata Corp. (a)	10,984	318,097
Tessera Technologies, Inc.	3,354	108,703
Textura Corp. (a)	2,004	51,783
Tivo, Inc. (a)	10,325	89,415
Total Systems Services, Inc.	17,262	784,213
Travelzoo, Inc. (a)	658	5,442
Trimble Navigation Ltd. (a)	1,322	21,707
TrueCar, Inc. (a)	4,899	25,524
TubeMogul, Inc. (a)	1,583	16,653
Tyler Technologies, Inc. (a)	10,639	1,588,509
Ubiquiti Networks, Inc.	3,022	102,416
Ultimate Software Group, Inc. (a)	12,457	2,229,928
Unisys Corp. (a)	3,229	38,425
Universal Display Corp. (a)	4,186	141,905
Vantiv, Inc. (a)	15,031	675,193
Varonis Systems, Inc. (a)	886	13,804
Vasco Data Security International, Inc. (a)	33,297	567,381
VeriFone Systems, Inc. (a)	11,878	329,377
Verint Systems, Inc. (a)	6,091	262,827
Viasat, Inc. (a)	3,784	243,273
Violin Memory, Inc. (a)	9,169	12,653
VirnetX Holding Corp. (a)	4,627	16,472
Virtusa Corp. (a)	38,925	1,997,242
Web.Com Group, Inc. (a)	4,632	97,643
WebMD Health Corp. (a)	3,942	157,049
WEX, Inc. (a)	129,819	11,273,482
Wix.Com Ltd. (a)	1,889	32,906
Workday, Inc. (a)	167,500	11,534,050
Workiva, Inc. (a)	715	10,861
Xactly Corp. (a)	1,602	12,496
Xcerra Corp. (a)	2,384	14,972
Xilinx, Inc.	156,500	6,635,600
XO Group, Inc. (a)	2,651	37,459
Xoom Corp. (a)	3,395	84,468
Xura, Inc. (a)	2,246	50,265
Yelp, Inc. (a)	6,800	147,288
Yodlee, Inc. (a)	1,824	29,421
Zebra Technologies Corp. (a)	5,449	417,121
Zendesk, Inc. (a)	5,652	111,401

Zillow Group, Inc. - Class A (a)	2,819	80,990
Zillow Group, Inc. - Class C (a)	5,500	148,500
Zix Corp. (a)	5,793	24,389
		289,498,852
Materials - 3.36%
A. Schulman, Inc.	2,800	90,916
AEP Industries, Inc. (a)	422	24,193
Airgas, Inc.	9,945	888,387
American Vanguard Corp.	385	4,451
AptarGroup, Inc.	102,233	6,743,289
Ashland, Inc.	658	66,208
Avery Dennison Corp.	8,879	502,285
Axalta Coating Systems Ltd. (a)	10,506	266,222
Balchem Corp.	75,663	4,598,040
Ball Corp.	14,447	898,603
Bemis, Inc.	1,084	42,894
Berry Plastics Group, Inc. (a)	306,362	9,212,305
Boise Cascade Co. (a)	3,544	89,380
Calgon Carbon Corp.	2,446	38,109
Century Alum Co. (a)	330	1,518
Chase Corp.	629	24,776
Chemtura Corp. (a)	7,099	203,173
Clearwater Paper Corp. (a)	2,034	96,086
Compass Minerals International, Inc.	3,571	279,859
Core Molding Technologies, Inc. (a)	826	15,240
Crown Holdings, Inc. (a)	6,396	292,617
Cytec Industries, Inc.	710	52,433
Deltic Timber Corp.	1,215	72,669
Eagle Materials, Inc.	5,230	357,837
Ferro Corp. (a)	7,760	84,972
Globe Specialty Metals, Inc.	7,052	85,541
Graphic Packaging Holding Co.	19,825	253,562
Handy & Harman Ltd. (a)	82	1,966
Hawkins, Inc.	172	6,622
Haynes International, Inc.	58	2,195
HB Fuller Co.	5,290	179,543
Headwaters, Inc. (a)	7,795	146,546
Huntsman Corp.	13,703	132,782
International Flavors & Fragrances, Inc.	8,430	870,482
Kaiser Aluminum Corp.	577	46,304
KapStone Paper and Packaging Corp.	8,947	147,715
KMG Chemicals, Inc.	990	19,097
Koppers Holdings, Inc.	2,103	42,417
Louisiana-Pacific Corp. (a)	13,788	196,341
LSB Industries, Inc. (a)	758	11,613
Martin Marietta Materials, Inc.	43,804	6,656,018
Minerals Technologies, Inc.	3,430	165,189
Myers Industries, Inc.	2,474	33,152
Neenah Paper, Inc.	947	55,191
NewMarket Corp.	892	318,444
Olin Corp.	6,548	110,072
Olympic Steel, Inc.	106	1,055
Omnova Solutions, Inc. (a)	2,884	15,977
Owens-Illinois, Inc. (a)	1,067	22,108
Packaging Corporation of America	10,327	621,272

Platform Specialty Products Corp. (a)	2,177	27,539
Polyone Corp.	9,303	272,950
Quaker Chemical Corp.	34,889	2,689,244
Real Industry, Inc. (a)	1,557	13,733
Royal Gold, Inc.	363	17,054
RPM International, Inc.	13,932	583,611
Ryerson Holding Corp. (a)	152	798
Schweitzer-Mauduit International, Inc.	571	19,631
Scotts Miracle-Gro Co.	4,211	256,113
Sealed Air Corp.	21,987	1,030,751
Senomyx, Inc. (a)	4,346	19,383
Sensient Technologies Corp.	28,609	1,753,732
Silgan Holdings, Inc.	4,249	221,118
Steel Dynamics, Inc.	2,705	46,472
Stepan Co.	954	39,696
Stillwater Mining Co. (a)	4,021	41,537
Summit Materials, Inc. (a)	2,619	49,159
Suncoke Energy, Inc.	4,729	36,792
Tahoe Resources, Inc.	2,008	15,542
The Valspar Corp.	8,558	615,149
Trecora Resources (a)	2,032	25,237
Tredegar Corp.	527	6,893
Trinseo S.A. (a)	1,188	29,997
United States Lime & Minerals, Inc.	27	1,232
US Concrete, Inc. (a)	1,589	75,938
Valhi, Inc.	814	1,538
W.R. Grace & Co. (a)	7,658	712,577
Wausau Paper Corp.	3,884	24,858
WestRock Co.	2,600	133,744
Worthington Industries, Inc.	1,116	29,552
		43,879,236
Telecommunication Services - 0.83%
8x8, Inc. (a)	3,143	25,993
Boingo Wireless, Inc. (a)	2,018	16,709
Cogent Communications Holdings, Inc.	4,859	131,970
Consolidated Communications Holdings, Inc.	3,347	64,497
FairPoint Communications, Inc. (a)	2,073	31,945
General Communication, Inc. (a)	3,605	62,222
IDT Corp.	280	4,004
Incontact, Inc. (a)	5,620	42,206
Inteliquent, Inc.	1,437	32,088
Intelsat S.A. (a)	938	6,031
Lumos Networks Corp.	2,035	24,746
Pacific Datavision, Inc. (a)	898	26,850
RingCentral, Inc. (a)	5,751	104,381
SBA Communications Corp. (a)	93,490	9,792,143
Shenandoah Telecommunications Company	2,397	102,616
Straight Path Communications, Inc. (a)	982	39,683
Vonage Holdings Corp. (a)	1,973	11,601
Windstream Holdings, Inc.	9,760	59,926
Zayo Group Holdings, Inc. (a)	12,954	328,513
		10,908,124
Utilities - 0.18%
Allete, Inc.	40,009	2,020,054
American States Water Co.	218	9,025

Genie Energy Ltd.	182	1,498
ITC Holdings Corp.	5,940	198,040
Ormat Technologies, Inc.	1,509	51,351
Spark Energy, Inc.	210	3,476
Terraform Global, Inc. (a)	782	5,208
TerraForm Power, Inc.	321	4,565
Vivint Solar, Inc. (a)	1,309	13,718
York Water Co.	54	1,135
		2,308,070
Total Common Stocks (Cost $1,393,725,439)		$1,265,185,226

SHORT-TERM INVESTMENTS - 3.36%
Money Market Funds - 3.36%
Goldman Sachs Financial Square Funds - Government Fund - Institutional Class 0.03%	22,045,730	$22,045,730
JPMorgan U.S. Government Money Market Fund - Institutional Class 0.01%	21,867,542	21,867,542
Total Short-Term Investments (Cost $43,913,272)		$43,913,272

TOTAL INVESTMENTS IN SECURITIES - 100.29%
(Cost $1,437,638,711)		$1,309,098,498
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.29)%		(3,744,737)
TOTAL NET ASSETS - 100.00%		$1,305,353,761

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $2,747 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments (Unaudited)
September 30, 2015

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5	Russell 2000 Index Futures	Morgan Stanley	Dec. 2015	$578,086	$547,950	$(30,136)
1	S&P Mid 400 Index Futures	Morgan Stanley	Dec. 2015	137,418	136,290	(1,128)
2	NASDAQ 100 Index Futures	Morgan Stanley	Dec. 2015	169,820	166,520	(3,300)
						$(34,564)

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
September 30, 2015 (Unaudited)

COMMON STOCKS - 97.58%	Shares	Value
Consumer Discretionary - 12.60%
Aaron’s, Inc.	2,234	$80,670
Abercrombie & Fitch Co.	2,802	59,374
AMC Entertainment Holdings, Inc.	783	19,724
American Eagle Outfitters, Inc.	911	14,239
American Public Education, Inc. (a)	690	16,180
America’s Car-Mart, Inc. (a)	265	8,769
Apollo Education Group, Inc. (a)	3,803	42,061
Aramark	638	18,910
Arctic Cat, Inc.	346	7,674
Ascena Retail Group, Inc. (a)	5,639	78,438
Ascent Capital Group, Inc. (a)	529	14,484
Barnes & Noble Education, Inc. (a)	1,282	16,294
Barnes & Noble, Inc.	2,030	24,583
Bassett Furniture Industries, Inc.	210	5,848
Beazer Homes USA, Inc. (a)	1,279	17,049
Bebe Stores, Inc.	1,353	1,272
Belmond Ltd. (a)	3,906	39,490
Big 5 Sporting Goods Corp.	785	8,148
Biglari Holdings, Inc. (a)	65	23,773
Black Diamond, Inc. (a)	946	5,941
Bob Evans Farms, Inc.	834	36,154
Bridgepoint Education, Inc. (a)	689	5,250
Brunswick Corp.	46,641	2,233,637
Build-A-Bear Workshop, Inc. (a)	530	10,012
Burlington Stores, Inc. (a)	310	15,822
Cabela’s, Inc. (a)	62,016	2,827,930
Cable One, Inc. (a)	142	59,558
Cablevision Systems Corp.	7,046	228,784
Caesars Acquisition Co. (a)	1,826	12,965
Caesars Entertainment Corp. (a)	2,143	12,622
Caleres, Inc.	1,586	48,421
Callaway Golf Co.	3,043	25,409
Cambium Learning Group, Inc. (a)	484	2,309
Career Education Corp. (a)	2,769	10,411
Carmike Cinemas, Inc. (a)	937	18,824
Carriage Services, Inc.	541	11,680
Carrols Restaurant Group, Inc. (a)	181	2,154
Cato Corp.	880	29,946
Cavco Industries, Inc. (a)	75	5,107
CBS Corp.	18,264	728,734
Central European Media Enterprises Ltd. (a)	786	1,698
Century Communities, Inc. (a)	578	11,473
Chegg, Inc. (a)	1,864	13,439
Children’s Place, Inc.	613	35,352
Christopher & Banks Corp. (a)	1,486	1,649
Citi Trends, Inc.	587	13,724
Clear Channel Outdoor Holdings, Inc. (a)	895	6,381
Columbia Sportswear Co.	346	20,341
Conn’s, Inc. (a)	1,100	26,444
Cooper Tire & Rubber Co.	2,059	81,351
Cooper-Standard Holdings, Inc. (a)	515	29,870

Core Mark Holding Company, Inc.	27,000	1,767,150
Cracker Barrel Old Country Store, Inc.	57	8,395
Crocs, Inc. (a)	719	9,293
CSS Industries, Inc.	383	10,088
CST Brands, Inc.	92,744	3,121,763
Cumulus Media, Inc. (a)	5,740	4,040
D. R. Horton, Inc.	7,812	229,360
Daily Journal Corp. (a)	44	8,193
Dana Holding Corp.	3,103	49,276
Deckers Outdoor Corp. (a)	597	34,662
Del Frisco’s Restaurant Group, Inc. (a)	882	12,251
Delphi Automotive Plc	54,625	4,153,685
Denny’s Corp. (a)	1,153	12,718
Destination Xl Group, Inc. (a)	1,176	6,833
Devry Education Group, Inc.	2,568	69,875
Dick’s Sporting Goods, Inc.	1,151	57,101
Dillard’s, Inc.	813	71,048
DineEquity, Inc.	49	4,491
Dreamworks Animation SKG, Inc. (a)	3,053	53,275
DSW, Inc.	2,776	70,261
E.W. Scripps Co.	77,274	1,365,432
Eldorado Resorts, Inc. (a)	561	5,060
Empire Resorts, Inc. (a)	51	215
Entercom Communications Corp. (a)	1,025	10,414
Entravision Communication Corp.	167	1,109
Eros International Plc (a)	1,124	30,562
Escalade, Inc.	331	5,230
Ethan Allen Interiors, Inc.	1,043	27,546
EVINE Live, Inc. (a)	2,008	5,261
Expedia, Inc.	33,987	3,999,590
Express, Inc. (a)	347	6,201
Federal Mogul Holdings Corp. (a)	1,232	8,415
Fenix Parts, Inc. (a)	195	1,303
Finish Line, Inc.	83,729	1,615,970
Flexsteel Industries, Inc.	232	7,250
Foot Locker, Inc.	19,574	1,408,741
Fossil Group, Inc. (a)	313	17,490
Freds, Inc.	1,561	18,498
FTD Companies, Inc. (a)	718	21,396
GameStop Corp.	4,322	178,110
Gannett Co., Inc.	4,558	67,139
Genesco, Inc. (a)	968	55,244
Gentex Corp.	5,876	91,078
Gildan Activewear, Inc.	160,950	4,854,252
Goodyear Tire & Rubber Co.	10,974	321,867
Graham Holdings Co.	140	80,780
Grand Canyon Education, Inc. (a)	65,550	2,490,244
Green Brick Partners, Inc. (a)	871	9,433
Group 1 Automotive, Inc.	743	63,266
Guess, Inc.	2,504	53,485
H&R Block, Inc.	65,708	2,378,630
Harley-Davidson, Inc.	21,492	1,179,911
Harman International Industries, Inc.	19,175	1,840,608
Harte-Hanks, Inc.	2,103	7,424
Haverty Furniture, Inc.	866	20,334
Helen Of Troy Corp. (a)	674	60,188
Hemisphere Media Group, Inc. (a)	404	5,494

Hooker Furniture Corp.	391	9,204
Horizon Global Corp. (a)	682	6,015
Houghton Mifflin Harcourt Co. (a)	5,193	105,470
Hovnanian Enterprises, Inc. (a)	4,792	8,482
HSN, Inc.	64,850	3,712,014
Iconix Brand Group, Inc. (a)	1,923	25,999
International Game Technology Plc	1,220	18,703
International Speedway Corp.	1,124	35,653
Intrawest Resorts Holdings, Inc. (a)	702	6,079
iRobot Corp. (a)	975	28,411
Isle Of Capri Casinos, Inc. (a)	40	698
J. Alexander’s Holdings, Inc. (a)	555	5,535
J.C. Penney Co., Inc. (a)	12,805	118,958
JAKKS Pacific, Inc. (a)	760	6,475
Jarden Corp. (a)	116,725	5,705,518
John Wiley & Sons, Inc.	1,863	93,206
Johnson Outdoors, Inc.	217	4,579
Journal Media Group, Inc.	936	7,020
K12, Inc. (a)	1,350	16,794
KB Home	3,300	44,715
Kona Grill, Inc. (a)	155	2,441
Lands End, Inc. (a)	552	14,910
La-Z-Boy, Inc.	93,828	2,492,072
Lear Corp.	35,797	3,893,998
Lennar Corp. - Class A	73,576	3,541,213
Lennar Corp. - Class B	319	12,632
LGI Homes, Inc. (a)	463	12,589
Libbey, Inc.	76	2,478
Liberty Broadband Corp. - Class A (a)	1,073	55,195
Liberty Broadband Corp. - Class C (a)	2,693	137,801
Liberty TripAdvisor Holdings, Inc. (a)	2,128	47,178
Lifetime Brands, Inc.	446	6,235
Lithia Motors, Inc.	19,560	2,114,632
Lumber Liquidators Holdings, Inc. (a)	1,095	14,388
M.D.C. Holdings, Inc.	1,040	27,227
M/I Homes, Inc. (a)	820	19,336
Macy’s, Inc.	15,972	819,683
Marcus Corp.	763	14,756
Marinemax, Inc. (a)	504	7,122
Marriott Vacations Worldwide Corp.	446	30,390
Martha Stewart Living Omnimedia, Inc. (a)	432	2,575
MDC Partners, Inc.	1,261	23,240
Media General, Inc. (a)	3,849	53,848
Mens Wearhouse, Inc.	134,015	5,698,318
Meredith Corp.	1,481	63,061
Meritage Homes Corp. (a)	1,493	54,524
Metaldyne Performance Group, Inc.	219	4,601
Modine Manufacturing Co. (a)	1,915	15,071
Monarch Casino & Resort, Inc. (a)	421	7,565
Morgans Hotel Group Co. (a)	858	2,849
Motorcar Parts of America, Inc. (a)	182	5,704
Movado Group, Inc.	653	16,867
Murphy USA, Inc. (a)	1,707	93,800
NACCO Industries, Inc.	173	8,226
National Cinemedia, Inc.	1,862	24,988
New Home Company, Inc. (a)	374	4,843
New Media Investment Group, Inc.	1,809	27,967

New York Times Co.	4,427	52,283
Newell Rubbermaid, Inc.	101,234	4,020,002
Noodles & Co. (a)	155	2,195
Office Depot, Inc. (a)	18,098	116,189
Ollie’s Bargain Outlet Holdings, Inc. (a)	351	5,676
Omnicom Group, Inc.	34,804	2,293,584
Penn National Gaming, Inc. (a)	2,976	49,937
Penske Automotive Group, Inc.	1,070	51,831
Pep Boys-Manny Moe & Jack (a)	2,257	27,513
Performance Sports Group Ltd. (a)	1,678	22,519
Perry Ellis International, Inc. (a)	492	10,804
Planet Fitness, Inc. (a)	274	4,696
Potbelly Corp. (a)	112,900	1,243,029
Pulte Group, Inc.	14,797	279,219
PVH Corp.	43,575	4,442,035
Reading International, Inc. (a)	523	6,626
Regis Corp. (a)	1,607	21,052
Remy International, Inc.	1,165	34,076
Rent-A-Center, Inc.	2,135	51,774
Rentrak Corp. (a)	32	1,730
Ruby Tuesday, Inc. (a)	2,534	15,736
Ruth’s Hospitality Group, Inc.	392	6,366
Ryland Group, Inc.	1,232	50,303
Saga Communications, Inc.	132	4,437
Scholastic Corp.	52,528	2,046,491
Sears Holdings Corp. (a)	474	10,712
Sequential Brands Group, Inc. (a)	206	2,981
Servicemaster Global Holdings, Inc. (a)	111,525	3,741,664
SFX Entertainment, Inc. (a)	1,020	520
Shake Shack, Inc. (a)	35	1,659
Shoe Carnival, Inc.	606	14,423
Shutterfly, Inc. (a)	546	19,520
Signet Jewelers Ltd.	27,625	3,760,591
Sizmek, Inc. (a)	869	5,205
Skullcandy, Inc. (a)	623	3,445
Sonic Automotive, Inc.	1,326	27,077
Sonic Corp.	585	13,426
Speedway Motorsports, Inc.	504	9,097
Sportsman’s Warehouse Holdings, Inc. (a)	399	4,916
Stage Stores, Inc.	1,353	13,314
Standard Motor Products, Inc.	790	27,555
Standard Pacific Corp. (a)	5,915	47,320
Stein Mart, Inc.	1,154	11,171
Strattec Security Corp.	117	7,378
Strayer Education, Inc. (a)	264	14,512
Superior Industries International, Inc.	885	16,532
Systemax, Inc. (a)	530	3,970
Taylor Morrison Home Corp. (a)	1,335	24,911
Tegna, Inc.	9,234	206,749
Tenneco, Inc. (a)	91,504	4,096,634
Tilly’s, Inc. (a)	442	3,253
Time, Inc.	4,661	88,792
Toll Brothers, Inc. (a)	4,662	159,627
Tower International, Inc. (a)	370	8,791
Townsquare Media, Inc. (a)	263	2,570
Travelport Worldwide Ltd.	1,228	16,234
Tri Pointe Homes, Inc. (a)	6,159	80,621

Tribune Media Co.	48,272	1,718,483
Tribune Publishing Co.	464	3,638
Tuesday Morning Corp. (a)	377	2,040
Tupperware Brands Corp.	116	5,741
Unifi, Inc. (a)	568	16,932
Universal Electronics, Inc. (a)	106	4,455
Universal Technical Institute, Inc.	918	3,222
Vera Bradley, Inc. (a)	853	10,756
Vista Outdoor, Inc. (a)	2,235	99,301
Visteon Corp. (a)	18,100	1,832,444
Vitamin Shoppe, Inc. (a)	1,126	36,753
VOXX International Corp. (a)	807	5,988
WCI Communities, Inc. (a)	617	13,963
Wendy’s Co.	8,763	75,800
West Marine, Inc. (a)	711	6,243
Weyco Group, Inc.	275	7,436
William Lyon Homes (a)	647	13,328
Wingstop, Inc. (a)	192	4,604
Winnebago Industries, Inc.	99	1,896
Wolverine World Wide, Inc.	84,030	1,818,409
Zumiez, Inc. (a)	180	2,813
		101,460,669
Consumer Staples - 2.63%
Alico, Inc.	115	4,668
Amplify Snack Brands, Inc. (a)	284	3,042
Avon Products, Inc.	17,488	56,836
B&G Foods, Inc.	120	4,374
Blue Buffalo Pet Products, Inc. (a)	579	10,370
Boulder Brands, Inc. (a)	168	1,376
Central Garden & Pet Co. (a)	1,500	24,165
Coca-Cola Bottling Co. Consolidated	18	3,481
Coca-Cola Enterprises, Inc.	30,239	1,462,056
Constellation Brands, Inc.	26,102	3,268,231
Craft Brew Alliance, Inc. (a)	265	2,112
Darling Ingredients, Inc. (a)	6,648	74,723
Dean Foods Co.	2,037	33,651
Diamond Foods, Inc. (a)	143	4,413
Edgewell Personal Care Co.	2,526	206,122
Elizabeth Arden, Inc. (a)	1,074	12,555
Energizer Holdings, Inc.	2,623	101,536
Fairway Group Holdings Corp. (a)	526	552
Flowers Foods, Inc.	762	18,852
Fresh Del Monte Produce, Inc.	1,331	52,588
Herbalife Ltd. (a)	433	23,598
HRG Group, Inc. (a)	135,272	1,586,741
Ingles Markets, Inc.	389	18,606
Ingredion, Inc.	2,543	222,029
Inter Parfums, Inc.	409	10,147
J & J Snack Foods Corp.	17,160	1,950,406
John B. Sanfilippo & Son, Inc.	247	12,661
Lancaster Colony Corp.	30,811	3,003,456
Landec Corp. (a)	846	9,873
Nature’s Sunshine Products, Inc.	467	5,595
Nu Skin Enterprises, Inc.	1,864	76,946
Nutraceutical International Corp. (a)	368	8,688
Oil-Dri Corp. of America	177	4,053
Omega Protein Corp. (a)	865	14,679

Orchids Paper Products Co.	269	7,021
Pilgrim’s Pride Corp.	2,332	48,459
Pinnacle Foods, Inc.	4,719	197,632
Post Holdings, Inc. (a)	2,484	146,804
Revlon, Inc. (a)	357	10,514
Rite Aid Corp. (a)	527,904	3,204,377
Sanderson Farms, Inc.	910	62,399
Seaboard Corp. (a)	10	30,790
Seneca Foods Corp. (a)	331	8,722
Smart & Final Stores, Inc. (a)	973	15,286
Snyder’s-Lance, Inc.	1,968	66,381
SpartanNash Co.	1,509	39,008
Spectrum Brands Holdings, Inc.	37,075	3,392,733
Supervalu, Inc. (a)	10,523	75,555
The Andersons, Inc.	1,144	38,965
Tootsie Roll Industries, Inc.	479	14,988
Treehouse Foods, Inc. (a)	1,731	134,654
Tyson Foods, Inc.	31,182	1,343,944
United Natural Foods, Inc. (a)	159	7,713
Universal Corp.	916	45,406
Village Super Market, Inc.	273	6,446
Weis Markets, Inc.	446	18,620
		21,209,598
Energy - 3.11%
Abraxas Petroleum Corp. (a)	4,043	5,175
Adams Resources & Energy, Inc.	90	3,690
Alon USA Energy, Inc.	1,260	22,768
Approach Resources, Inc. (a)	1,536	2,872
Ardmore Shipping Corp.	747	9,024
Atwood Oceanics, Inc.	2,622	38,832
Barrett Bill Corp. (a)	2,134	7,042
Basic Energy Services, Inc. (a)	1,704	5,623
Bonanza Creek Energy, Inc. (a)	2,041	8,307
Bristow Group, Inc.	1,408	36,833
C&J Energy Services Ltd. (a)	2,271	7,994
California Resources Corp.	12,737	33,116
Callon Petroleum Co. (a)	2,817	20,536
CARBO Ceramics, Inc.	792	15,040
Carrizo Oil & Gas, Inc. (a)	39,318	1,200,772
Clayton Williams Energy, Inc. (a)	250	9,703
Clean Energy Fuels Corp. (a)	2,849	12,821
Cloud Peak Energy, Inc. (a)	2,502	6,580
Cobalt International Energy, Inc. (a)	14,829	104,989
CONSOL Energy, Inc.	9,228	90,434
Contango Oil & Gas Co. (a)	703	5,343
CVR Energy, Inc.	397	16,297
Delek US Holdings, Inc.	1,042	28,863
Denbury Resources, Inc.	14,566	35,541
DHT Holdings, Inc.	3,792	28,137
Diamond Offshore Drilling, Inc.	2,583	44,686
Diamondback Energy, Inc. (a)	38,765	2,504,219
Dorian LPG Ltd. (a)	1,028	10,599
Dril-Quip, Inc. (a)	1,602	93,268
Earthstone Energy, Inc. (a)	315	4,788
Eclipse Resources Corp. (a)	2,056	4,009
Energen Corp.	58,797	2,931,618
Energy Fuels, Inc. (a)	744	2,165

Energy XXI Ltd.	4,087	4,291
Ensco Plc	9,567	134,703
EP Energy Corp. (a)	1,456	7,498
EQT Corp.	23,307	1,509,594
Era Group, Inc. (a)	884	13,234
Erin Energy Corp. (a)	582	2,281
EXCO Resources, Inc. (a)	6,778	5,084
Exterran Holdings, Inc.	2,784	50,112
Fairmount Santrol Holdings, Inc. (a)	291	786
Forum Energy Technologies, Inc. (a)	80,063	977,569
Franks International	1,389	21,293
Frontline Ltd. (a)	4,269	11,484
GasLog Ltd.	1,678	16,142
Gastar Exploration, Inc. (a)	3,457	3,976
Gener8 Maritime, Inc. (a)	994	10,884
Geospace Technologies Corp. (a)	483	6,670
Golar LNG Ltd.	3,780	105,386
Green Plains, Inc.	1,526	29,696
Gulfmark Offshore, Inc.	1,058	6,464
Gulfport Energy Corp. (a)	53,829	1,597,645
Halcon Resources Corp. (a)	15,007	7,954
Hallador Energy Co.	440	3,058
Helix Energy Solutions Group, Inc. (a)	4,279	20,496
Hornbeck Offshore Services, Inc. (a)	1,303	17,630
Independence Contract Drilling, Inc. (a)	648	3,227
Ion Geophysical Corp. (a)	4,508	1,758
Jones Energy, Inc. (a)	1,184	5,671
Key Energy Services, Inc. (a)	5,349	2,514
Kosmos Energy Ltd. (a)	85,245	475,667
Laredo Petroleum, Inc. (a)	5,040	47,527
Marathon Petroleum Corp.	49,448	2,290,926
Matador Resources Co. (a)	90,306	1,872,946
Matrix Service Co. (a)	1,073	24,110
McDermott International, Inc. (a)	9,578	41,185
Nabors Industries Ltd.	13,805	130,457
Natural Gas Services Group, Inc. (a)	499	9,631
Navios Maritime Acquisition Corp.	3,461	12,183
Newfield Exploration Co. (a)	6,655	218,950
Newpark Resources, Inc. (a)	3,554	18,196
Noble Corp. Plc	9,738	106,242
Nordic American Offshore Ltd.	779	4,674
Nordic American Tanker Ltd.	3,577	54,370
North Atlantic Drilling Ltd. (a)	2,741	2,111
Northern Oil & Gas, Inc. (a)	2,651	11,717
Oasis Petroleum, Inc. (a)	5,639	48,947
Oceaneering International, Inc.	3,406	133,788
Oil States International, Inc. (a)	2,079	54,324
Pacific Ethanol, Inc. (a)	1,274	8,268
Panhandle Oil And Gas, Inc.	407	6,577
Par Petroleum Corp. (a)	232	4,833
Parker Drilling Co. (a)	5,234	13,765
Parsley Energy, Inc. (a)	82,546	1,243,968
Patterson-Uti Energy, Inc.	5,898	77,500
PBF Energy, Inc.	3,472	98,015
PDC Energy, Inc. (a)	1,626	86,194
Peabody Energy Corp.	11,468	15,826
Penn Virginia Corp. (a)	2,685	1,423

PHI, Inc. (a)	508	9,591
Pioneer Energy Services Corp. (a)	2,566	5,389
QEP Resources, Inc.	72,720	911,182
Renewable Energy Group, Inc. (a)	1,777	14,714
REX American Resources Corp. (a)	220	11,136
Rex Energy Corp. (a)	2,007	4,155
Rice Energy, Inc. (a)	42,955	694,153
Ring Energy, Inc. (a)	1,142	11,272
Rowan Companies Plc	5,010	80,912
RPC, Inc.	2,034	18,001
RSP Permian, Inc. (a)	37,523	759,841
Sanchez Energy Corp. (a)	2,178	13,395
Sandridge Energy, Inc. (a)	17,788	4,803
Scorpio Tankers, Inc.	7,214	66,152
Seacor Holdings, Inc. (a)	735	43,960
Seadrill Ltd. (a)	15,810	93,279
Seventy Seven Energy, Inc. (a)	2,255	3,112
Ship Finance International Ltd.	2,401	39,016
SM Energy Co.	2,740	87,790
Stone Energy Corp. (a)	2,387	11,840
Sunoco L.P.	36,625	1,239,756
Superior Energy Services, Inc.	6,055	76,475
Synergy Resources Corp. (a)	3,923	38,445
Targa Resources Corp.	1,154	59,454
Teekay Corp.	1,139	33,760
Teekay Tankers Ltd.	3,697	25,509
Tesco Corp.	1,558	11,124
Tetra Technologies, Inc. (a)	3,356	19,834
Tidewater, Inc.	1,899	24,953
TransAtlantic Petroleum Ltd. (a)	1,176	2,987
Triangle Petroleum Corp. (a)	2,023	2,873
Ultra Petroleum Corp. (a)	3,233	20,659
Unit Corp. (a)	2,052	23,106
W&T Offshore, Inc.	1,527	4,581
Western Refining, Inc.	29,166	1,286,804
Westmoreland Coal Co. (a)	724	10,201
Whiting Petroleum Corp. (a)	8,377	127,917
World Fuel Services Corp.	2,400	85,920
WPX Energy, Inc. (a)	9,547	63,201
		25,084,356
Financials - 28.58%
1st Source Corp.	646	19,897
Acadia Realty Trust	2,788	83,835
Access National Corp.	271	5,520
AG Mortgage Investment Trust, Inc.	1,282	19,512
Agree Realty Corp.	739	22,059
Alexander & Baldwin, Inc.	77,968	2,676,641
Alexander’s, Inc.	7	2,618
Alexandria Real Estate Equity, Inc.	2,908	246,220
Alleghany Corp. (a)	6,331	2,963,604
Allied World Assurance Co. Holdings, AG.	77,825	2,970,580
Allstate Corp.	19,825	1,154,608
Ally Financial, Inc. (a)	92,799	1,891,244
Altisource Asset Management Corp. (a)	14	335
Altisource Residential Corp.	2,399	33,394
Ambac Financial Group, Inc. (a)	1,610	23,297
American Assets Trust, Inc.	26,647	1,088,796
American Campus Communities, Inc.	4,525	163,986

American Capital Mortgage Investment Corp.	2,183	32,177
American Equity Investment Life Holding Co.	3,259	75,967
American Financial Goup, Inc.	2,815	193,982
American Homes 4 Rent	91,654	1,473,796
American National BankShares, Inc.	388	9,099
American National Insurance Co.	334	32,612
American Residential Properties, Inc.	1,310	22,624
Ameris Bancorp	1,285	36,944
Amerisafe, Inc.	781	38,839
Ames National Corp.	339	7,773
Amtrust Financial Services, Inc.	1,479	93,147
Anchor BanCorp Wisconsin, Inc. (a)	292	12,436
Anworth Mortgage Asset Corp.	4,477	22,116
Aon Plc	40,166	3,559,109
Apartment Investment & Management Co.	6,298	233,152
Apollo Commercial Real Estate Finance, Inc.	2,453	38,537
Apollo Residential Mortgage, Inc.	1,315	16,648
Apple Hospitality REIT, Inc.	7,221	134,094
Arch Capital Group Ltd. (a)	5,045	370,656
Ares Cap Corp.	363,550	5,264,204
Ares Commercial Real Estate Corp.	1,196	14,340
Argo Group International Holdings Ltd.	1,143	64,682
Arlington Asset Investment Corp.	925	12,996
Armada Hoffler Properties, Inc.	1,140	11,138
ARMOUR Residential REIT, Inc.	1,787	35,812
Arrow Financial Corp.	461	12,310
Arthur J. Gallagher & Co.	121,866	5,030,628
Ashford Hospitality Prime, Inc.	1,125	15,784
Ashford Hospitality Trust, Inc.	3,453	21,063
Aspen Insurance Holdings Ltd.	2,497	116,036
Associated Banc Corp.	6,153	110,569
Assurant, Inc.	2,749	217,198
Assured Guaranty Ltd.	6,125	153,125
Astoria Financial Corp.	3,651	58,781
Atlas Financial Holdings, Inc. (a)	263	4,866
AV Homes, Inc. (a)	441	5,962
Axis Capital Holdings Ltd.	4,122	221,434
Baldwin & Lyons, Inc.	415	9,006
Banc of California, Inc.	1,409	17,288
BancFirst Corp.	282	17,794
Banco Latinoamericano De Comerico	1,263	29,238
Bancorpsouth, Inc.	117,714	2,798,062
Bank Mutual Corp.	1,852	14,223
Bank of Hawaii Corp.	1,764	111,996
Bank Of Marin Bancorp	230	11,038
Bank Of The Ozarks, Inc.	50,250	2,198,940
BankFinancial Corp.	722	8,974
BankUnited, Inc.	63,712	2,277,704
Banner Corp.	845	40,366
Bar Harbor Bankshares	209	6,686
BB&T Corp.	98,102	3,492,431
BBCN Bancorp, Inc.	3,210	48,214
BBX Capital Corp. (a)	93	1,497
Bear State Financial, Inc. (a)	507	4,512
Beneficial Bancorp, Inc. (a)	3,317	43,983
Berkshire Hills Bancorp, Inc.	1,181	32,525
BioMed Realty Trust, Inc.	8,206	163,956
Blue Hills Bancorp, Inc.	1,217	16,855
Bluerock Resident Growth REIT, Inc. - Class A	771	9,237
BNC Bancorp	950	21,118

BOK Financial Corp.	1,130	73,122
Boston Private Financial Holdings, Inc.	3,392	39,686
Boston Properties, Inc.	37,263	4,411,939
Brandywine Realty Trust	7,247	89,283
Bridge Bancorp, Inc.	586	15,652
Brixmor Property Group, Inc.	7,087	166,403
Brookline Bancorp, Inc.	2,906	29,467
Brown & Brown, Inc.	4,741	146,829
Bryn Mawr Bank Corp.	849	26,378
BSB Bancorp, Inc. (a)	304	6,427
C1 Financial, Inc. (a)	208	3,962
Calamos Asset Management, Inc.	765	7,252
Camden National Corp.	308	12,443
Camden Property Trust	3,524	260,424
Campus Crest Communities, Inc.	2,718	14,460
Capital Bank Financial Corp. (a)	62,483	1,888,861
Capital City Bank Group, Inc.	427	6,371
Capital Southwest Corp.	59,590	2,824,566
Capitol Federal Financial, Inc.	5,653	68,514
Capstead Mortgage Corp.	4,066	40,213
Cardinal Financial Corp.	1,268	29,177
Cascade Bancorp (a)	1,174	6,351
Cash Amer International, Inc.	1,090	30,487
CatchMark Timber Trust, Inc.	1,543	15,862
Cathay General Bancorp	3,220	96,471
CBL & Associates Properties, Inc.	6,793	93,404
Cedar Realty Trust, Inc.	3,430	21,300
CenterState Banks, Inc.	1,792	26,342
Central Pacific Financial Corp.	910	19,083
Century Bancorp, Inc.	136	5,543
Chambers Street Properties	9,750	63,278
Charles Schwab Corp.	47,342	1,352,088
Charter Financial Corp.	655	8,305
Chatham Lodging Trust	1,568	33,681
Chemical Financial Corp.	1,347	43,575
Chesapeake Lodging Trust	2,429	63,300
Chimera Investment Corp.	8,431	112,722
CIFC Corp.	321	2,295
CIT Group, Inc.	114,325	4,576,430
Citizens & Northern Corp.	562	10,970
Citizens, Inc. (a)	1,898	14,083
City Holding Co.	615	30,320
City National Corp.	1,952	171,893
Clifton Bancorp, Inc.	1,378	19,127
CNB Financial Corporation, Inc.	631	11,465
CNO Financial Group, Inc.	8,203	154,298
Cobiz Financial, Inc.	1,512	19,671
Colony Capital, Inc.	4,581	89,604
Columbia Banking System, Inc.	2,352	73,406
Columbia Property Trust, Inc.	4,630	107,416
Commerce Bancshares, Inc.	3,316	151,077
Communications Sales & Leasing, Inc.	4,842	86,672
Community Bank System, Inc.	1,666	61,925
Community Trust Bancorp, Inc.	625	22,194
CommunityOne Bancorp (a)	512	5,565
ConnectOne Bancorp, Inc.	1,160	22,388
Consolidated-Tomoka Land Co.	131	6,524
Corenergy Infrastructure Trust, Inc.	2,492	11,015
Corporate Office Properties Trust	3,839	80,734
Corrections Corp Of America	4,738	139,961

Cousins Properties, Inc.	8,770	80,859
Cowen Group, Inc. (a)	4,301	19,613
Crawford & Co.	863	4,841
Cu Bancorp (a)	656	14,734
Cubesmart	1,468	39,944
Cullen/Frost Bankers, Inc.	2,184	138,859
Customers Bancorp, Inc. (a)	1,049	26,959
CVB Financial Corp.	172,101	2,874,087
CyrusOne, Inc.	249	8,132
CYS Investments, Inc.	6,708	48,700
DCT Industrial Trust, Inc.	3,641	122,556
DDR Corp.	12,549	193,004
Diamondrock Hospitality Co.	8,146	90,013
Dime Community Bancshares, Inc.	1,251	21,142
Discover Financial Services	59,884	3,113,369
Donegal Group, Inc.	419	5,891
Douglas Emmett, Inc.	53,751	1,543,729
Duke Realty Corp.	14,195	270,415
Dupont Fabros Technology, Inc.	1,673	43,297
Dynex Capital, Inc.	2,434	15,967
E*TRADE Financial Corp. (a)	11,778	310,115
Eagle Bancorp, Inc. (a)	327	14,879
East West Bancorp, Inc.	78,809	3,027,842
Eastgroup Properties, Inc.	44,327	2,401,637
Education Realty Trust, Inc.	1,964	64,714
EMC Insurance Group, Inc.	367	8,518
Empire State Realty Trust, Inc.	2,394	40,770
Employers Holdings, Inc.	547	12,193
Encore Capital Group, Inc. (a)	41,453	1,533,761
Endurance Specialty Holdings Ltd.	2,535	154,711
Enova International, Inc. (a)	154	1,574
Enstar Group Ltd. (a)	18,655	2,798,250
Enterprise Bancorp, Inc.	309	6,480
Enterprise Financial Services Corp.	820	20,639
EPR Properties	2,344	120,880
Equity Commonwealth (a)	5,412	147,423
Equity One, Inc.	2,711	65,986
Equity Residential	52,278	3,927,123
Essex Property Trust, Inc.	11,689	2,611,556
EverBank Financial Corp.	3,908	75,424
Everest Re Group Ltd.	1,799	311,839
Ezcorp, Inc. (a)	2,213	13,654
F.N.B. Corp.	7,107	92,036
Farmers Capital Bank Corp. (a)	288	7,157
FBL Financial Group, Inc.	387	23,808
FCB Financial Holdings, Inc. (a)	1,113	36,306
Federal Agricultural Mortgage Corp.	434	11,254
Federated National Holding Co.	590	14,172
FelCor Lodging Trust, Inc.	5,728	40,497
Fidelity & Guaranty Life	488	11,976
Fidelity National Financial Ventures Group (a)	3,214	37,668
Fidelity Southern Corp.	685	14,481
Fifth Third Bancorp	202,591	3,830,996
Financial Institutions, Inc.	594	14,719
First American Financial Corp.	137,074	5,355,481
First Bancorp	765	13,005
First Bancorp (a)	4,466	15,899
First Bancorp, Inc.	457	8,729
First Busey Corp.	979	19,453
First Business Financial Services, Inc.	397	9,337

First Cash Financial Services, Inc. (a)	90	3,605
First Citizens Bancshares, Inc.	310	70,060
First Commonwealth Financial Corp.	3,592	32,651
First Community Bancshares, Inc.	714	12,781
First Connecticut Bancorp, Inc.	632	10,188
First Defiance Financial Corp.	384	14,039
First Financial Bancorp	2,440	46,555
First Financial Bankshares, Inc.	1,096	34,831
First Financial Corp.	445	14,396
First Horizon National Corp.	9,444	133,916
First Industrial Realty Trust, Inc.	4,457	93,374
First Interstate BancSystem, Inc.	769	21,409
First Merchants Corp.	1,515	39,723
First Midwest Bancorp, Inc.	3,172	55,637
First NBC Bank Holding Co. (a)	619	21,690
First Niagara Financial Group, Inc.	14,288	145,880
First of Long Island Corp.	514	13,893
First Potomac Realty Trust	2,372	26,092
First Republic Bank	5,792	363,564
Firstmerit Corp.	6,706	118,495
Flagstar Bancorp, Inc. (a)	832	17,106
Flushing Financial Corp.	1,243	24,885
Forest City Enterprises, Inc. (a)	8,864	178,432
Forestar Group, Inc. (a)	1,341	17,634
Fox Chase Bancorp, Inc.	486	8,437
Franklin Financial Network, Inc. (a)	228	5,096
Franklin Street Properties Corp.	3,615	38,861
FRP Holdings, Inc. (a)	263	7,927
Fulton Financial Corp.	7,162	86,660
Gain Capital Holdings, Inc.	980	7,134
Gaming and Leisure Properties, Inc.	3,111	92,397
Genworth Financial, Inc. (a)	19,971	92,266
German American Bancorp, Inc.	554	16,216
Getty Realty Corp.	1,104	17,443
Glacier Bancorp, Inc.	3,057	80,674
Gladstone Commercial Corp.	837	11,810
Global Indemnity Plc (a)	322	8,427
Government Properties Income Trust	2,522	40,352
Gramercy Property Trust, Inc.	2,290	47,563
Great Ajax Corp.	254	3,142
Great Southern Bancorp, Inc.	415	17,970
Great Western Bancorp, Inc.	1,675	42,495
Green Bancorp, Inc. (a)	402	4,607
Green Dot Corp. (a)	1,846	32,490
Greenlight Capital Re Ltd. (a)	1,169	26,045
Guaranty Bancorp	609	10,030
Hallmark Financial Services, Inc. (a)	653	7,503
Hampton Roads Bankshares, Inc. (a)	1,664	3,162
Hancock Holding Co.	3,158	85,424
Hanmi Financial Corp.	1,294	32,609
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,374	23,660
Hanover Insurance Group, Inc.	1,803	140,093
Hatteras Financial Corp.	4,041	61,221
HCC Insurance Holdings, Inc.	3,881	300,661
HCI Group, Inc.	327	12,678
Healthcare Realty Trust, Inc.	4,064	100,990
Healthcare Trust of America, Inc.	4,580	112,256
Heartland Financial USA, Inc.	734	26,637
Heritage Commerce Corp.	855	9,696
Heritage Financial Corp.	1,219	22,942

Heritage Insurance Holdings, Inc. (a)	398	7,853
Heritage Oaks Bancorp	965	7,681
Hersha Hospitality Trust	1,976	44,776
Highwoods Properties, Inc.	3,846	149,033
Hilltop Holdings, Inc. (a)	1,995	39,521
Hingham Institution for Savings	49	5,685
Home Bancshares, Inc.	407	16,484
Home Properties, Inc.	2,364	176,709
Homestreet, Inc. (a)	621	14,345
Hometrust Bancshares, Inc. (a)	802	14,877
Horace Mann Educators Corp.	109,761	3,646,260
Horizon Bancorp	506	12,018
Hospitality Properties Trust	6,054	154,861
Houlihan Lokey, Inc. (a)	345	7,521
Hudson City Bancorp, Inc.	21,618	219,855
Hudson Pacific Properties, Inc.	3,014	86,773
Huntington Bancshares, Inc.	326,933	3,465,490
Iberiabank Corp.	39,437	2,295,628
Independence Holding Co.	363	4,704
Independence Realty Trust, Inc.	1,278	9,216
Independent Bank Corp.	68,795	3,171,450
Independent Bank Corp.	923	13,623
Independent Bank Group, Inc.	388	14,911
Infinity Property & Casualty Corp.	460	37,048
Infrareit, Inc.	987	23,372
Inland Real Estate Corp.	2,409	19,513
International Banchares Corp.	2,153	53,890
INTL FCStone, Inc. (a)	452	11,160
Invesco Mortgage Capital, Inc.	5,091	62,314
Investment Technology Group, Inc.	1,201	16,021
Investors Bancorp, Inc.	552,901	6,822,798
Investors Real Estate Trust	5,509	42,640
Iron Mountain, Inc.	5,204	161,428
iStar Financial, Inc. (a)	3,363	42,307
J.G. Wentworth Co. (a)	560	2,761
James River Group Holdings Ltd.	465	12,504
Janus Capital Group, Inc.	5,429	73,834
Jones Lang LaSalle, Inc.	492	70,735
Kansas City Life Insurance Co.	142	6,673
KCG Holdings, Inc. (a)	1,254	13,756
Kearny Financial Corp.	3,741	42,909
Kemper Corp.	1,762	62,322
Kennedy-Wilson Holdings, Inc.	141,813	3,143,994
Kilroy Realty Corp.	26,517	1,727,848
Kimco Realty Corp.	111,397	2,721,429
Kite Realty Group Trust	3,377	80,406
Ladder Capital Corp.	1,563	22,382
Ladenburg Thalmann Financial Services, Inc. (a)	3,784	7,984
Lakeland Bancorp, Inc.	1,538	17,087
Lakeland Financial Corp.	685	30,928
LaSalle Hotel Properties	31,780	902,234
LegacyTexas Financial Group, Inc.	1,920	58,522
Legg Mason, Inc.	2,673	111,224
Lexington Realty Trust	8,415	68,162
Liberty Property Trust	6,020	189,690
Live Oak Bancshares, Inc.	386	7,581
Loews Corp.	41,273	1,491,606
LPL Financial Holdings, Inc.	84,525	3,361,559
LTC Properties, Inc.	1,380	58,885
Mack Cali Realty Corp.	3,600	67,968

Maiden Holdings Ltd.	1,840	25,539
MainSource Financial Group, Inc.	854	17,387
Marlin Business Services Corp.	351	5,402
Marsh & McLennan Companies, Inc.	55,895	2,918,837
MB Financial, Inc.	3,014	98,377
MBIA, Inc. (a)	5,937	36,097
McGraw Hill Financial, Inc.	19,148	1,656,302
Medical Properties Trust, Inc.	9,584	105,999
Mercantile Bank Corp.	724	15,045
Merchants Bancshares, Inc.	242	7,115
Mercury General Corp.	480	24,245
Meridian Bancorp, Inc.	1,868	25,536
Meta Financial Group, Inc.	276	11,529
Metro Bancorp, Inc.	479	14,078
MFA Financial, Inc.	15,194	103,471
MGIC Investment Corp. (a)	7,595	70,330
Mid-America Apartment Communities, Inc.	3,073	251,587
MidWestOne Financial Group, Inc.	283	8,281
Moelis & Co.	91	2,390
Monmouth Real Estate Investment Corp.	2,600	25,350
Monogram Residential Trust, Inc.	6,732	62,675
Moody’s Corp.	14,181	1,392,574
Nasdaq OMX Group, Inc.	106,144	5,660,660
National Bank Holdings Corp.	1,436	29,481
National Bankshares, Inc	306	9,520
National Communications Corp. (a)	240	5,755
National General Holdings Corp.	1,529	29,494
National Health Investors, Inc.	1,011	58,122
National Interstate Corp.	189	5,043
National Penn Bancshares, Inc.	5,699	66,963
National Retail Properties, Inc.	5,459	197,998
National Western Life Insurance Co.	87	19,375
Nationstar Mortgage Holdings, Inc. (a)	1,592	22,081
Navient Corp.	100,405	1,128,552
Navigators Group, Inc. (a)	33,843	2,639,077
NBT Bancorp, Inc.	1,758	47,361
Nelnet, Inc.	956	33,087
New Residential Investment Corp.	9,404	123,192
New Senior Investment Group, Inc.	3,517	36,788
New York Mortgage Trust, Inc.	4,753	26,094
New York REIT, Inc.	6,637	66,768
NewBridge Bancorp	1,408	12,010
NewStar Financial, Inc. (a)	1,022	8,380
Nexpoint Residential Trust, Inc.	748	9,993
NMI Holdings, Inc. (a)	2,092	15,899
Northfield Bancorp, Inc.	170,786	2,597,655
Northstar Realty Finance Corp.	14,899	184,003
Northwest Bancshares, Inc.	4,306	55,978
OceanFirst Financial Corp.	530	9,127
Ocwen Financial Corp. (a)	4,321	28,994
OFG Bancorp	1,781	15,548
Old National Bancorp	4,760	66,307
Old Republic International Corp.	10,587	165,581
Old Second Bancorp, Inc. (a)	1,527	9,513
Omega Healthcare Investors, Inc.	5,428	190,794
One Liberty Properties, Inc.	556	11,859
OneBeacon Insurance Group Ltd.	981	13,773
Oppenheimer Holdings, Inc.	441	8,824
Opus Bank	428	16,367
Orchid Island Capital, Inc.	1,013	9,370

Oritani Financial Corp.	1,842	28,772
Outfront Media, Inc.	5,670	117,936
Pacific Continental Corp.	822	10,941
Pacific Premier Bancorp, Inc. (a)	849	17,252
PacWest Bancorp	124,739	5,340,077
Paramount Group, Inc.	7,295	122,556
Park National Corp.	523	47,185
Park Sterling Corp.	1,917	13,036
Parkway Properties, Inc.	3,486	54,242
Partnerre Ltd.	1,945	270,122
Peapack-Gladstone Financial Corp.	615	13,020
Pebblebrook Hotel Trust	82,694	2,931,502
Penns Woods Bancorp, Inc.	209	8,552
Pennsylvania Real Estate Investment Trust	2,774	55,008
Peoples Bancorp, Inc.	725	15,073
Peoples Financial Services Corp.	308	10,758
People’s United Financial, Inc.	12,606	198,292
People’s Utah Bancorp	293	4,779
PHH Corp. (a)	1,999	28,226
Physicians Realty Trust	141,078	2,128,867
Pico Holdings, Inc. (a)	976	9,448
Piedmont Office Realty Trust, Inc.	6,492	116,142
Pinnacle Financial Partners, Inc.	1,340	66,209
Piper Jaffray Cos. (a)	589	21,304
Plum Creek Timber Co., Inc.	4,212	166,416
Popular, Inc.	4,332	130,956
Post Properties, Inc.	1,472	85,803
Potlatch Corp.	468	13,474
Preferred Apartment Communities, Inc.	831	9,041
Preferred Bank Los Angeles	479	15,136
Primerica, Inc.	2,077	93,610
PrivateBancorp, Inc.	3,294	126,259
ProAssurance Corp.	2,255	110,653
Prosperity Bancshares, Inc.	2,831	139,030
Provident Financial Services, Inc.	2,651	51,695
PS Business Parks, Inc.	712	56,519
QCR Holdings, Inc.	449	9,820
QTS Realty Trust, Inc.	50,821	2,220,370
Radian Group, Inc.	7,723	122,873
Rait Financial Trust	3,479	17,256
Ramco-Gershenson Properties Trust	3,225	48,407
Raymond James Financial, Inc.	86,662	4,301,035
Rayonier, Inc.	5,119	112,976
RCS Capital Corp. (a)	2,001	1,621
Re/Max Holdings, Inc.	488	17,558
Realogy Holdings Corp. (a)	3,789	142,580
Redwood Trust, Inc.	3,391	46,931
Regency Centers Corp.	56,173	3,491,152
Regional Management Corp. (a)	442	6,851
Reinsurance Group of America, Inc.	78,841	7,142,206
RenaissanceRe Holdings Ltd.	1,871	198,925
Renasant Corp.	1,525	50,096
Republic Bancorp, Inc.	381	9,354
Resource America, Inc.	714	4,748
Resource Capital Corp.	1,315	14,689
Retail Opportunity Investments Corp.	4,097	67,764
Retail Properties of America, Inc.	9,510	133,996
Rexford Industrial Realty, Inc.	2,256	31,110
RLI Corp.	1,773	94,909
RLJ Lodging Trust	3,408	86,120

Rouse Properties, Inc.	1,428	22,248
Ryman Hospitality Properties, Inc.	32,625	1,606,129
S & T Bancorp, Inc.	1,391	45,374
Sabra Health Care REIT, Inc.	2,284	52,943
Safeguard Scientifics, Inc. (a)	846	13,147
Safety Insurance Group, Inc.	618	33,465
Sandy Spring Bancorp, Inc.	985	25,787
Saul Centers, Inc.	46	2,381
Seacoast Banking Corp. of Florida (a)	1,150	16,882
SEI Investments Co.	143,133	6,903,305
Select Income REIT	2,601	49,445
Selective Insurance Group, Inc.	2,327	72,277
Senior Housing Properties Trust	9,571	155,050
ServisFirst Bancshares, Inc.	928	38,540
Sierra Bancorp	513	8,187
Signature Bank (a)	179	24,623
Silver Bay Realty Trust Corp.	1,518	24,303
Simmons First National Corp.	1,296	62,117
SL Green Realty Corp.	29,312	3,170,386
SLM Corp. (a)	122,316	905,138
South Street Financial Corp.	928	71,335
Southside Bancshares, Inc.	1,062	29,258
Southwest Bancorp, Inc.	753	12,357
Sovran Self Storage, Inc.	190	17,917
Spirit Realty Capital, Inc.	17,831	162,975
Springleaf Holdings, Inc. (a)	2,090	91,375
Square 1 Financial, Inc. (a)	435	11,169
Stag Industrial, Inc.	2,647	48,202
StanCorp Financial Group, Inc.	1,704	194,597
Starwood Property Trust, Inc.	9,791	200,911
Starwood Waypoint Residentl Trust	1,515	36,102
State Auto Financial Corp.	619	14,119
State Bank Financial Corp.	1,478	30,565
State National Companies, Inc.	1,235	11,547
State Street Corp.	27,787	1,867,564
Sterling Bancorp	4,936	73,398
Stewart Information Services Corp.	937	38,333
Stifel Financial Corp. (a)	38,928	1,638,869
Stock Yards Bancorp, Inc.	637	23,155
Stonegate Bank	489	15,555
Stonegate Mortgage Corp. (a)	538	3,825
Store Capital Corp.	1,469	30,350
Strategic Hotels & Resorts, Inc. (a)	11,168	154,007
Suffolk Bancorp	474	12,950
Summit Hotel Properties, Inc.	3,545	41,370
Sun Bancorp, Inc. (a)	334	6,409
Sun Communities, Inc.	1,599	108,348
Sunstone Hotel Investors, Inc.	8,435	111,595
SunTrust Banks, Inc.	72,784	2,783,260
SVB Financial Group (a)	765	88,388
Symetra Financial Corp.	125,946	3,984,931
Synovus Financial Corp.	5,410	160,136
Talmer BanCorp., Inc.	2,020	33,633
Taubman Centers, Inc.	1,474	101,824
TCF Financial Corp.	6,867	104,104
TD Ameritrade Holding Corp.	154,735	4,926,762
Tejon Ranch Co. (a)	743	16,205
Terreno Realty Corp.	1,750	34,370
Territorial Bancorp, Inc.	337	8,775
Texas Capital Bancshares, Inc. (a)	1,711	89,691

TFS Financial Corp.	2,650	45,713
The Bancorp, Inc. (a)	1,346	10,257
The GEO Group, Inc.	3,015	89,666
The Howard Hughes Corp. (a)	965	110,724
The Macerich Co.	7,565	581,143
The St. Joe Co. (a)	1,534	29,345
Third Point Reinsurance Ltd. (a)	3,231	43,457
Tiptree Financial, Inc.	1,179	7,546
Tompkins Financial Corp.	625	33,350
Torchmark Corp.	44,054	2,484,646
Towne Bank	1,822	34,345
TriCo Bancshares	926	22,752
Tristate Capital Holdings, Inc. (a)	897	11,186
Triumph Bancorp, Inc. (a)	594	9,979
TrustCo Bank Corp.	3,856	22,519
Trustmark Corp.	2,759	63,926
Two Harbors Investment Corp.	15,112	133,288
UBP, Inc.	699	13,099
UMB Financial Corp.	1,584	80,483
UMH Properties, Inc.	1,043	9,700
Umpqua Holdings Corp.	8,888	144,874
Union Bankshares Corp.	1,824	43,776
United Bankshares, Inc.	2,796	106,220
United Community Banks, Inc.	2,113	43,190
United Community Financial Corp.	1,984	9,920
United Financial Bancorp, Inc.	1,639	21,389
United Fire Group, Inc.	845	29,617
United Insurance Holdings Corp.	711	9,350
UnitedDevelopment Funding IV	1,250	22,000
Univest Corp. of Pennsylvania	1,000	19,220
Unum Group	86,776	2,783,774
Validus Holdings Ltd.	3,440	155,041
Valley National Bancorp	9,460	93,086
Virtus Investment Partners, Inc.	263	26,432
W.P. Carey, Inc.	4,246	245,461
W.R. Berkley Corp.	34,333	1,866,685
Waddell & Reed Financial, Inc.	236	8,206
Walker & Dunlop, Inc. (a)	539	14,057
Walter Investment Management Corp. (a)	1,535	24,944
Washington Federal, Inc.	3,834	87,224
Washington Real Estate Investment Trust	2,793	69,630
Washington Trust Bancorp, Inc.	628	24,147
Waterstone Financial, Inc.	1,162	15,664
Webster Financial Corp.	3,796	135,251
Weingarten Realty Investors	4,992	165,285
WesBanco, Inc.	1,688	53,088
West Bancorporation, Inc.	676	12,675
Westamerica Bancorporation	1,047	46,529
Western Alliance Bancorporation (a)	1,688	51,838
Western Asset Mortgage Capital Corp.	1,761	22,206
White Mountains Insurance Group Ltd.	244	182,341
Whitestone REIT	1,139	13,133
Wilshire Bancorp, Inc.	2,871	30,174
Wintrust Financial Corp.	1,911	102,105
World Acceptance Corp. (a)	111	2,979
WP Glimcher, Inc.	7,512	87,590
WSFS Financial Corp.	1,165	33,564
Xenia Hotels & Resorts, Inc.	4,489	78,378
XL Group Plc	58,593	2,128,098
Yadkin Financial Corp.	977	20,996

Zions Bancorp	8,264	227,591
		230,048,475
Health Care - 8.93%
ACADIA Pharmaceuticals, Inc. (a)	265	8,764
Aceto Corp.	149	4,090
Acorda Therapeutics, Inc. (a)	157	4,162
Adamas Pharmaceuticals, Inc. (a)	419	7,014
Addus Homecare Corp. (a)	29,584	921,542
Affymetrix, Inc. (a)	2,228	19,027
Agenus, Inc. (a)	640	2,944
Akebia Therapeutics, Inc. (a)	985	9,515
Alere, Inc. (a)	1,225	58,984
Alkermes Plc (a)	1,023	60,019
Alliance HealthCare Services, Inc. (a)	170	1,659
Allscripts Healthcare Solutions, Inc. (a)	5,018	62,223
Almost Family, Inc. (a)	290	11,615
Amedisys, Inc. (a)	231	8,771
Amphastar Pharmaceuticals, Inc. (a)	420	4,910
Amsurg Corp. (a)	76,723	5,962,144
Analogic Corp.	63,376	5,199,367
AngioDynamics, Inc. (a)	1,028	13,559
Anika Therapeutics, Inc. (a)	127	4,042
Array Biopharma, Inc. (a)	1,144	5,217
Arrowhead Research Corp. (a)	1,082	6,232
AtriCure, Inc. (a)	294	6,442
Becton Dickinson and Co.	12,195	1,617,789
BioCryst Pharmaceuticals, Inc. (a)	607	6,920
Bio-Rad Laboratories, Inc. (a)	852	114,432
BioScrip, Inc. (a)	2,805	5,245
Bio-Techne Corp.	875	80,903
Boston Scientific Corp. (a)	133,925	2,197,709
Brookdale Senior Living, Inc. (a)	5,890	135,234
Bruker Corp. (a)	49,739	817,212
Calithera Biosciences, Inc. (a)	436	2,367
Capital Senior Living Corp. (a)	73,595	1,475,580
Cardinal Health, Inc.	41,468	3,185,572
Catalent, Inc. (a)	184,050	4,472,415
Celldex Therapeutics, Inc. (a)	391	4,121
Cerus Corp. (a)	559	2,538
Community Health Systems, Inc. (a)	95,169	4,070,378
Conmed Corp.	1,103	52,657
Cross Country Healthcare, Inc. (a)	481	6,546
Cryolife, Inc.	931	9,059
Cutera, Inc. (a)	163	2,132
Cynosure, Inc. (a)	80	2,403
Cytokinetics, Inc. (a)	677	4,529
DaVita HealthCare Partners, Inc. (a)	14,151	1,023,542
Dentsply International, Inc.	4,213	213,051
Dermira, Inc. (a)	444	10,363
Emergent Biosolutions, Inc. (a)	358	10,199
Endo International Plc (a)	61,050	4,229,544
Endocyte, Inc. (a)	1,490	6,824
Ensign Group, Inc.	56	2,387
Entellus Medical, Inc. (a)	33	595
Evolent Health, Inc. (a)	357	5,698
Exactech, Inc. (a)	418	7,286
Five Star Quality Care, Inc. (a)	1,781	5,503
Genesis Healthcare, Inc. (a)	773	4,738

Geron Corp. (a)	359	991
Global Blood Therapeutics, Inc. (a)	54	2,277
Greatbatch, Inc. (a)	45,453	2,564,458
Haemonetics Corp. (a)	1,090	35,229
Halyard Health, Inc. (a)	1,865	53,041
Hanger, Inc. (a)	1,427	19,464
Harvard Bioscience, Inc. (a)	1,245	4,706
HCA Holdings, Inc. (a)	84,525	6,538,854
Health Net, Inc. (a)	2,621	157,837
Healthsouth Corp.	46,565	1,786,699
Healthways, Inc. (a)	1,239	13,778
Hill-Rom Holdings, Inc.	200	10,398
ICON Plc (a)	39,138	2,777,624
ICU Medical, Inc. (a)	25,046	2,742,537
Ignyta, Inc. (a)	368	3,231
Immunomedics, Inc. (a)	243	418
INC Research Holdings, Inc. (a)	48,790	1,951,600
Inovio Pharmaceuticals, Inc. (a)	370	2,139
Integra Lifesciences Holdings Corp. (a)	38,985	2,321,557
Invacare Corp.	1,309	18,941
IPC Healthcare, Inc. (a)	294	22,841
Kindred Healthcare, Inc.	3,356	52,857
Laboratory Corp. of America Holdings (a)	17,139	1,859,067
Lemaitre Vascular, Inc.	282	3,438
Lexicon Pharmaceuticals, Inc. (a)	972	10,439
LHC Group, Inc. (a)	486	21,758
Lifepoint Hospitals, Inc. (a)	1,635	115,922
Loxo Oncology, Inc. (a)	303	5,296
Luminex Corp. (a)	1,599	27,039
Magellan Health, Inc. (a)	1,100	60,973
MedAssets, Inc. (a)	193	3,872
Medicines Co. (a)	2,404	91,256
MEDNAX, Inc. (a)	1,614	123,939
Meridian Bioscience, Inc.	268	4,583
Merit Medical Systems, Inc. (a)	1,785	42,679
Merrimack Pharmaceuticals, Inc. (a)	246	2,093
National Healthcare Corp.	406	24,721
Navidea Biopharmaceuticals, Inc. (a)	1,212	2,763
Omeros Corp. (a)	118	1,293
OraSure Technologies, Inc. (a)	2,168	9,626
Orthofix International (a)	797	26,899
Osiris Therapeutics, Inc. (a)	109	2,013
Owens & Minor, Inc.	2,554	81,575
Patterson Companies, Inc.	1,570	67,903
PDL BioPharma, Inc.	6,759	33,998
PerkinElmer, Inc.	3,877	178,187
PharMerica Corp. (a)	1,236	35,189
QIAGEN NV (a)	9,377	241,927
Quidel Corp. (a)	659	12,442
Quintiles Transitional Holdings, Inc. (a)	167	11,618
Rigel Pharmaceuticals, Inc. (a)	801	1,978
Rockwell Medical, Inc. (a)	223	1,719
RTI Surgical, Inc. (a)	402	2,283
SeaSpine Holdings Corp. (a)	192	3,110
Select Medical Holdings Corp.	259	2,795
Seres Therapeutics, Inc. (a)	141	4,179
Spectrum Pharmaceuticals, Inc. (a)	2,094	12,522

St. Jude Medical, Inc.	29,511	1,861,849
Stemline Therapeutics, Inc. (a)	507	4,477
Steris Corp.	24,110	1,566,427
Surgical Care Affiliates, Inc. (a)	22	719
SurModics, Inc. (a)	460	10,046
Teladoc, Inc. (a)	268	5,974
Teleflex, Inc.	1,684	209,170
The Cooper Companies, Inc.	625	93,038
Theravance Biopharma, Inc. (a)	1,023	11,243
Theravance, Inc.	449	3,224
Tokai Pharmaceuticals, Inc. (a)	219	2,267
Tornier (a)	644	13,131
TransEnterix, Inc. (a)	1,652	3,734
Triple-S Management Corp. (a)	969	17,258
Trupanion, Inc. (a)	92	695
Unilife Corp. (a)	1,081	1,059
Universal American Corp. (a)	1,964	13,434
Vanda Pharmaceuticals, Inc. (a)	333	3,756
VCA, Inc. (a)	190	10,004
Verastem, Inc. (a)	1,046	1,872
Versartis, Inc. (a)	834	9,616
Vocera Communications, Inc. (a)	342	3,902
VWR Corp. (a)	210,261	5,401,605
Wright Medical Group, Inc. (a)	1,025	21,546
XOMA Corp. (a)	885	665
Zimmer Holdings, Inc.	23,694	2,225,577
		71,876,572
Industrials - 13.36%
AAR Corp.	1,420	26,937
ABM Industries	2,254	61,557
Acacia Research Corp.	2,169	19,695
Acco Brands Corp. (a)	4,435	31,356
Actuant Corp.	2,407	44,265
AECOM (a)	5,448	149,875
Aegion Corp. (a)	1,471	24,242
Aerojet Rocketdyne Holdings, Inc. (a)	1,323	21,406
AeroVironment, Inc. (a)	775	15,531
AGCO Corp.	3,098	144,460
Air Lease Corp.	3,909	120,866
Air Transport Services Group, Inc. (a)	2,204	18,844
Aircastle Ltd.	2,489	51,298
Alamo Group, Inc.	388	18,139
Albany International Corp.	985	28,181
Allison Transmission Holdings, Inc.	3,307	88,264
Altra Industrial Motion Corp.	84,709	1,958,472
AMERCO	152	59,807
Ameresco, Inc. (a)	823	4,839
American Railcar Industries, Inc.	288	10,414
American Science & Engineering, Inc.	275	9,779
Applied Industrial Technologies, Inc.	49,267	1,879,536
ArcBest Corp.	709	18,271
Argan, Inc.	62	2,150
Armstrong World Industries, Inc. (a)	634	30,267
Astec Industries, Inc.	760	25,468
Atlas Air Worldwide Holdings, Inc. (a)	1,005	34,733
Babcock & Wilcox Enterprise, Inc. (a)	1,725	28,980
Barnes Group, Inc.	2,207	79,562

Beacon Roofing Supply, Inc. (a)	1,504	48,865
Brady Corp.	1,932	37,983
Briggs & Stratton Corp.	1,776	34,295
BWX Technologies, Inc.	3,450	90,942
CAI International, Inc. (a)	697	7,026
Carlisle Companies, Inc.	20,619	1,801,688
Casella Waste Systems, Inc. (a)	1,300	7,540
Cbiz, Inc. (a)	167,231	1,642,208
CDI Corp.	605	5,173
CECO Environmental Corp.	886	7,256
Celadon Group, Inc.	352	5,639
Chart Industries, Inc. (a)	1,230	23,628
Chicago Bridge & Iron Co.	3,952	156,736
Circor International, Inc.	38,172	1,531,461
Civeo Corp.	3,911	5,788
Clarcor, Inc.	110	5,245
Clean Harbors, Inc. (a)	764	33,593
Colfax Corp. (a)	4,206	125,802
Columbus Mckinnon Corp.	782	14,201
Comfort Systems USA, Inc.	84	2,290
Con-way, Inc.	2,325	110,321
Copa Holdings S.A.	1,322	55,432
CRA International, Inc. (a)	387	8,352
Crane Co.	1,935	90,190
Cubic Corp.	863	36,194
Curtiss-Wright Corp.	21,687	1,353,703
Delta Air Lines, Inc.	24,842	1,114,661
Deluxe Corp.	911	50,779
Digitalglobe, Inc. (a)	2,921	55,557
Donaldson Co., Inc.	530	14,882
Douglas Dynamics, Inc.	677	13,445
Ducommun, Inc. (a)	444	8,911
Dun & Bradstreet Corp.	1,027	107,835
DXP Enterprises, Inc. (a)	356	9,712
Eagle Bulk Shipping, Inc. (a)	817	4,845
Emcor Group, Inc.	62,162	2,750,669
Encore Wire Corp.	51,932	1,696,618
EnerSys, Inc.	1,307	70,029
Engility Holdings, Inc. (a)	722	18,613
Ennis, Inc.	1,029	17,863
EnPro Industries, Inc.	376	14,728
Equifax, Inc.	39,000	3,790,020
Esco Technologies, Inc.	56,666	2,034,309
Essendant, Inc.	1,547	50,169
Esterline Technologies Corp. (a)	1,254	90,150
Exone Co. (a)	423	2,838
Exponent, Inc.	143	6,372
Federal Signal Corp.	2,536	34,769
Fluor Corp.	24,087	1,020,085
Fortune Brands Home & Security, Inc.	4,208	199,754
Franklin Covey Co. (a)	435	6,986
Franklin Electric Company, Inc.	157	4,275
FreightCar America, Inc.	267	4,582
FTI Consulting, Inc. (a)	1,538	63,842
Fuelcell Energy, Inc. (a)	7,065	5,191
Furmanite Corp. (a)	884	5,375
G & K Services, Inc.	24,417	1,626,661

GATX Corp.	1,778	78,499
General Cable Corp.	174	2,071
Genesee & Wyoming, Inc. (a)	1,332	78,695
Gibraltar Industries, Inc. (a)	1,246	22,864
Global Brass and Copper Holdings, Inc.	114	2,338
Golden Ocean Group Ltd.	2,850	7,011
Gorman Rupp Co.	565	13,543
Graham Corp.	402	7,095
Granite Construction, Inc.	1,585	47,027
Great Lakes Dredge & Dock Corp. (a)	2,273	11,456
Griffon Corp.	1,039	16,385
HC2 Holdings, Inc. (a)	265	1,858
HD Supply Holdings, Inc. (a)	148,250	4,242,915
Heidrick & Struggles International, Inc.	695	13,518
Heritage Crystal Clean, Inc. (a)	472	4,847
Hertz Global Holdings, Inc. (a)	159,625	2,670,526
Hill International, Inc. (a)	1,470	4,822
Hillenbrand, Inc.	57,040	1,483,610
Hub Group, Inc. (a)	125	4,551
Hubbell, Inc.	12,918	1,097,384
Huntington Ingalls Industries, Inc.	27,616	2,959,054
Hurco Companies, Inc.	266	6,980
Huron Consulting Group, Inc. (a)	819	51,212
Hyster-Yale Materials Handling, Inc.	269	15,556
ICF International, Inc. (a)	786	23,887
IDEX Corp.	293	20,891
Ingersoll-Rand Plc	37,622	1,910,069
InnerWorkings, Inc. (a)	958	5,988
Insteel Industries, Inc.	104	1,672
ITT Corp.	3,579	119,646
Jacobs Engineering Group, Inc. (a)	5,128	191,941
Jetblue Airways Corp. (a)	7,969	205,361
Joy Global, Inc.	3,916	58,466
Kadant, Inc.	406	15,838
Kaman Corp.	986	35,348
KAR Auction Services, Inc.	81,617	2,897,404
KBR, Inc.	5,802	96,661
Kelly Services, Inc.	1,188	16,798
Kennametal, Inc.	3,187	79,324
KEYW Holding Corp. (a)	1,333	8,198
Kimball International, Inc.	892	8,438
Kirby Corp. (a)	2,283	141,432
KLX, Inc. (a)	2,118	75,697
Knoll, Inc.	117,560	2,583,969
Korn/Ferry International	928	30,689
Kratos Defense & Security Solutions, Inc. (a)	1,820	7,680
L.B. Foster Co.	447	5,489
Lawson Products, Inc. (a)	246	5,326
Lincoln Electric Holdings, Inc.	243	12,741
Lindsay Corp.	70	4,745
LSI Industries, Inc.	869	7,334
Lydall, Inc. (a)	81,831	2,331,365
Macquarie Infrastructure Corp.	2,796	208,749
ManpowerGroup, Inc.	39,364	3,223,518
Marten Transport Ltd.	826	13,356
Masco Corp.	123,483	3,109,302
Masonite International Corp. (a)	26,355	1,596,586

Mastec, Inc. (a)	2,694	42,646
Matson, Inc.	143	5,504
Matthews International Corp.	1,260	61,702
McGrath RentCorp	1,088	29,039
Meritor, Inc. (a)	1,742	18,518
Milacron Holdings Corp. (a)	124,033	2,176,779
Miller Industries, Inc.	439	8,578
Mistras Group, Inc. (a)	283	3,637
Mobile Mini, Inc.	1,668	51,358
Moog, Inc. (a)	1,418	76,671
MRC Global, Inc. (a)	4,154	46,317
MSA Safety, Inc.	47,028	1,879,709
MSC Industrial Direct Co., Inc.	1,328	81,048
Mueller Industries, Inc.	749	22,155
MYR Group, Inc. (a)	901	23,606
National Presto Industries, Inc.	195	16,431
Navigant Consulting, Inc. (a)	1,939	30,850
Navios Maritime Holdings, Inc.	3,254	8,103
Navistar International Corp. (a)	1,946	24,753
Neff Corp. (a)	374	2,091
NL Industries, Inc. (a)	347	1,038
Northwest Pipe Co. (a)	384	5,015
NOW, Inc. (a)	4,308	63,758
Orbital ATK, Inc.	2,462	176,944
Orion Marine Group, Inc. (a)	1,135	6,787
Oshkosh Corp.	42,589	1,547,258
Owens Corning	4,790	200,749
Parker-Hannifin Corp.	17,353	1,688,447
Pendrell Corp. (a)	6,710	4,831
Pitney Bowes, Inc.	4,979	98,833
Plug Power, Inc. (a)	2,802	5,128
Powell Industries, Inc.	370	11,137
PowerSecure International, Inc. (a)	751	8,652
Preformed Line Products Co.	129	4,792
Primoris Services Corp.	503	9,009
Quad/Graphics, Inc.	1,214	14,689
Quanex Building Products Corp.	1,203	21,859
Quanta Services, Inc. (a)	6,706	162,352
Raven Industries, Inc.	1,338	22,679
Raytheon Co.	13,082	1,429,339
Regal-Beloit Corp.	1,705	96,247
Republic Airways Holdings, Inc. (a)	2,187	12,641
Resources Connection, Inc.	1,233	18,581
Roadrunner Transportation Systems, Inc. (a)	713	13,119
Robert Half International, Inc.	101,991	5,217,860
RPX Corp. (a)	2,010	27,577
RR Donnelley & Sons Co.	3,987	58,051
Rush Enterprises, Inc. (a)	1,416	34,267
Ryder System, Inc.	2,170	160,667
Safe Bulkers, Inc.	1,433	3,955
Scorpio Bulkers, Inc. (a)	14,773	21,569
Simpson Manufacturing Company, Inc.	1,554	52,044
Skywest, Inc.	2,063	34,411
Snap-on, Inc.	21,775	3,286,719
Sparton Corp. (a)	162	3,467
Spirit Aerosystems Holdings, Inc. (a)	433	20,931
SPX Corp.	1,652	19,692

SPX Flow, Inc. (a)	1,652	56,878
Standex International Corp.	28,468	2,145,064
Stanley Black & Decker, Inc.	26,800	2,599,064
Sunrun, Inc. (a)	674	6,989
TAL International Group, Inc.	1,352	18,482
Teledyne Technologies, Inc. (a)	1,086	98,066
Tennant Co.	47	2,641
Terex Corp.	4,230	75,886
Tetra Tech, Inc.	2,462	59,851
Textainer Group Holdings Ltd.	892	14,709
Textron, Inc.	47,711	1,795,842
The ADT Corp.	6,917	206,818
The Brink’s Co.	57,985	1,566,175
The Manitowoc Co., Inc.	5,470	82,050
The Timken Co.	32,285	887,515
Thermon Group Holdings, Inc. (a)	1,120	23,016
Titan International, Inc.	1,640	10,840
Titan Machinery, Inc. (a)	673	7,726
Towers Watson & Co.	32,337	3,795,717
TransUnion (a)	455	11,430
TRC Companies, Inc. (a)	689	8,151
TriMas Corp. (a)	1,705	27,877
Trinet Group, Inc. (a)	106,140	1,783,152
Trinity Industries, Inc.	6,453	146,290
Triumph Group, Inc.	1,991	83,781
Tutor Perini Corp. (a)	1,510	24,855
Twin Disc, Inc.	338	4,195
UniFirst Corp.	597	63,766
United Rentals, Inc. (a)	25,675	1,541,784
Univar, Inc. (a)	1,021	18,531
Universal Forest Products, Inc.	810	46,721
Universal Truckload Services, Inc.	151	2,351
US Ecology, Inc.	70,750	3,088,238
USA Truck, Inc. (a)	257	4,428
UTI Worldwide, Inc. (a)	3,841	17,630
Valmont Industries, Inc.	915	86,824
Vectrus, Inc. (a)	35	771
Veritiv Corp. (a)	330	12,289
Viad Corp.	809	23,453
Vicor Corp. (a)	77	785
Virgin America, Inc. (a)	75	2,567
VSE Corp.	171	6,852
Wabco Holdings, Inc. (a)	43,404	4,550,041
Waste Connections, Inc.	5,010	243,386
Watts Water Technologies, Inc.	38,850	2,052,057
Werner Enterprises, Inc.	1,363	34,211
Wesco Aircraft Holdings, Inc. (a)	2,482	30,280
WESCO International, Inc. (a)	35,109	1,631,515
West Corp.	1,815	40,656
Woodward, Inc.	816	33,211
XPO Logistics, Inc. (a)	504	12,010
Xylem, Inc.	7,388	242,696
YRC Worldwide, Inc. (a)	1,073	14,228
		107,559,925
Information Technology - 16.19%
3D Systems Corp. (a)	2,848	32,894
6d Global Technologies, Inc. (a)(b)	361	1,051

ACI Worldwide, Inc. (a)	110,930	2,342,842
Activision Blizzard, Inc.	186,980	5,775,812
Actua Corp. (a)	1,662	19,545
Acxiom Corp. (a)	3,143	62,106
Adtran, Inc.	1,982	28,937
Advanced Micro Devices, Inc. (a)	14,294	24,586
Advanced Energy Industries, Inc. (a)	749	19,699
Agilysys, Inc. (a)	600	6,672
Alliance Data Systems Corp. (a)	8,451	2,188,640
Alpha and Omega Semiconductor Ltd. (a)	839	6,536
Amdocs Ltd.	87,886	4,998,956
American Software, Inc.	816	7,687
Amkor Technology, Inc. (a)	3,991	17,920
Anixter International, Inc. (a)	1,149	66,389
ANSYS, Inc. (a)	2,962	261,071
Applied Micro Circuits Corp. (a)	2,354	12,500
Applied Optoelectronics, Inc. (a)	118	2,216
ARRIS Group, Inc. (a)	4,555	118,293
Arrow Electronics, Inc. (a)	44,190	2,442,823
Avago Technologies Ltd.	59,722	7,465,847
Avid Technology, Inc. (a)	459	3,654
Avnet, Inc.	56,381	2,406,341
AVX Corp.	1,883	24,648
Axcelis Technologies, Inc. (a)	4,575	12,215
Bankrate, Inc. (a)	2,597	26,879
Bazaarvoice, Inc. (a)	1,386	6,251
Bel Fuse, Inc.	414	8,048
Benchmark Electronics, Inc. (a)	2,088	45,435
Black Box Corp.	621	9,154
Black Knight Financial Services, Inc. (a)	106	3,450
Blucora, Inc. (a)	1,649	22,707
Booz Allen Hamilton Holding Corp.	301	7,889
Bottomline Technologies, Inc. (a)	262	6,553
Broadridge Financial Solutions, Inc.	68,600	3,797,010
Brocade Communications Systems, Inc.	78,985	819,864
Brooks Automation, Inc.	2,681	31,395
Cabot Microelectronics Corp. (a)	147	5,695
Caci International, Inc. (a)	41,641	3,080,185
Calix, Inc. (a)	1,684	13,118
Care.com, Inc. (a)	648	3,331
Cascade Microtech, Inc. (a)	121	1,711
Cass Information Systems, Inc.	198	9,728
Ceva, Inc. (a)	414	7,688
Check Point Software Technologies Ltd. (a)	43,575	3,456,805
Checkpoint Systems, Inc.	1,707	12,376
Ciber, Inc. (a)	3,189	10,141
Coherent, Inc. (a)	877	47,972
Cohu, Inc.	1,061	10,461
CommScope Holding Co., Inc. (a)	160,023	4,805,491
Comtech Telecommunications Corp.	660	13,603
Control4 Corp. (a)	853	6,960
Convergys Corp.	3,981	92,001
CoreLogic, Inc. (a)	2,011	74,870
Cree, Inc. (a)	4,280	103,704
CTS Corp.	1,300	24,063
Cypress Semiconductor Corp.	13,331	113,580
Daktronics, Inc.	1,211	10,499

Datalink Corp. (a)	805	4,806
DealerTrack Technologies, Inc. (a)	1,520	96,003
DHI Group, Inc. (a)	1,070	7,822
Digi International, Inc. (a)	963	11,354
Diodes, Inc. (a)	1,489	31,820
Dolby Laboratories, Inc.	2,017	65,754
DSP Group, Inc. (a)	876	7,980
DST Systems, Inc.	348	36,589
DTS, Inc. (a)	83	2,216
EchoStar Corp. (a)	1,764	75,905
Electro Rent Corp.	691	7,173
EMCORE Corp. (a)	945	6,426
EnerNOC, Inc. (a)	1,080	8,532
Entegris, Inc. (a)	185,917	2,452,245
EPIQ System, Inc.	809	10,452
Eplus, Inc. (a)	209	16,526
Everi Holdings, Inc. (a)	2,702	13,861
Exar Corp. (a)	1,358	8,080
ExlService Holdings, Inc. (a)	93	3,435
Extreme Networks, Inc. (a)	3,654	12,277
Fabrinet (a)	1,472	26,982
Fairchild Semiconductor International, Inc. (a)	4,684	65,763
FARO Technologies, Inc. (a)	535	18,725
FEI Co.	19,200	1,402,368
Fidelity National Information Services, Inc.	47,329	3,174,829
Finisar Corp. (a)	4,174	46,457
First Solar, Inc. (a)	3,158	135,005
Fiserv, Inc. (a)	58,525	5,068,850
Fitbit, Inc. (a)	665	25,064
Flextronics International Ltd. (a)	102,501	1,080,361
FLIR Systems, Inc.	2,076	58,107
Formfactor, Inc. (a)	1,225	8,306
Global Payments, Inc.	56,538	6,486,605
Glu Mobile, Inc. (a)	2,309	10,090
GSI Group, Inc. (a)	1,374	17,491
Harmonic, Inc. (a)	3,046	17,667
Harris Corp.	38,121	2,788,551
HomeAway, Inc. (a)	2,586	68,632
IAC/InterActiveCorp	11,753	767,118
II-Vi, Inc. (a)	2,098	33,736
Imation Corp. (a)	1,236	2,633
Ingram Micro, Inc.	5,933	161,615
Insight Enterprises, Inc. (a)	1,554	40,171
Integrated Silicon Solution, Inc.	1,294	27,808
Interdigital, Inc.	150	7,590
Intersil Corp.	5,323	62,279
Intralinks Holdings, Inc. (a)	737	6,110
Itron, Inc. (a)	54,462	1,737,882
Ixia (a)	270	3,912
IXYS Corp.	1,008	11,249
Jabil Circuit, Inc.	114,041	2,551,097
Keysight Technologies, Inc. (a)	1,080	33,307
Kimball Electronics, Inc. (a)	1,111	13,254
Knowles Corp. (a)	3,502	64,542
Kopin Corp. (a)	2,642	8,296
KVH Industries, Inc. (a)	124	1,240
Lattice Semiconductor Corp. (a)	3,505	13,494

Leidos Holdings, Inc.	2,493	102,986
Lexmark International, Inc.	2,468	71,523
Limelight Networks, Inc. (a)	2,474	4,725
Liquidity Services, Inc. (a)	1,001	7,397
Littelfuse, Inc.	32,590	2,970,579
Lumentum Holdings, Inc. (a)	1,885	31,951
M/A-Com Technology Solutions Holdings, Inc. (a)	90,230	2,615,768
Mantech International Corp.	1,024	26,317
Marchex, Inc.	1,288	5,191
Marin Software, Inc. (a)	1,031	3,227
Marvell Technology Group Ltd.	18,441	166,891
Mentor Graphics Corp.	106,926	2,633,587
Mercury Systems, Inc. (a)	1,424	22,656
Methode Electronics, Inc.	30,340	967,846
Micron Technology, Inc. (a)	184,025	2,756,695
Microsemi Corp. (a)	54,603	1,792,070
Millennial Media, Inc. (a)	4,796	8,393
MKS Instrument, Inc.	73,060	2,449,702
ModusLink Global Solutions, Inc. (a)	1,548	4,427
MoneyGram International, Inc. (a)	1,200	9,624
Monster Worldwide, Inc. (a)	3,510	22,534
Multi-Fineline Electronix, Inc. (a)	373	6,229
Nanometrics, Inc. (a)	952	11,557
National Instruments Corp.	3,521	97,849
NCR Corp. (a)	161,266	3,668,802
Neophotonics Corp. (a)	1,115	7,593
Netease, Inc.	13,962	1,677,115
NetGear, Inc. (a)	1,305	38,067
NetScout Systems, Inc. (a)	41,992	1,485,257
NeuStar, Inc. (a)	177	4,816
Newport Corp. (a)	1,062	14,603
Nuance Communications, Inc. (a)	10,209	167,121
NVE Corp.	110	5,339
NXP Semiconductors NV (a)	18,305	1,593,816
Oclaro, Inc. (a)	3,843	8,839
Omnivision Technologies, Inc. (a)	2,364	62,079
ON Semiconductor Corp. (a)	84,775	796,885
OSI Systems, Inc. (a)	595	45,791
Park Electrochemical Corp.	829	14,582
PC Connection, Inc.	385	7,981
Perficient, Inc. (a)	484	7,468
Pericom Semiconductor Corp.	928	16,936
Photronics, Inc. (a)	2,799	25,359
Plexus Corp. (a)	846	32,639
PMC-Sierra, Inc. (a)	4,599	31,135
Polycom, Inc. (a)	5,437	56,980
Power Integrations, Inc.	397	16,741
Progress Software Corp. (a)	2,045	52,822
QAD, Inc.	299	7,654
QLogic Corp. (a)	3,499	35,865
Quantum Corp. (a)	8,609	6,003
QuinStreet, Inc. (a)	1,411	7,831
Rapid7, Inc. (a)	238	5,415
RealNetworks, Inc. (a)	890	3,640
Reis, Inc.	123	2,786
Retailmenot, Inc. (a)	1,456	11,997
Rocket Fuel, Inc. (a)	1,074	5,016

Rofin Sinar Technologies, Inc. (a)	994	25,774
Rogers Corp. (a)	510	27,122
Rovi Corp. (a)	3,568	37,428
Rudolph Technologies, Inc. (a)	1,187	14,778
Sabre Corp.	168,600	4,582,548
Sanmina Corp. (a)	3,333	71,226
Sapiens International Corp.	232	2,673
ScanSource, Inc. (a)	1,145	40,602
SciQuest, Inc. (a)	469	4,690
SeaChange International, Inc. (a)	1,376	8,669
Seagate Technology Plc	23,848	1,068,390
Semtech Corp. (a)	1,775	26,803
Servicesource International, Inc. (a)	983	3,932
ShoreTel, Inc. (a)	2,024	15,119
Sigma Designs, Inc. (a)	1,384	9,536
Silicon Laboratories, Inc. (a)	500	20,770
Silver Spring Networks, Inc. (a)	81	1,043
Skyworks Solutions, Inc.	38,375	3,231,559
Sonus Networks, Inc. (a)	1,979	11,320
SS&C Technologies Holdings, Inc.	354	24,794
Stratasys Ltd. (a)	2,045	54,172
SunEdison, Inc. (a)	869	6,239
SunPower Corp. (a)	2,034	40,761
Sykes Enterprises, Inc. (a)	1,578	40,239
Synnex Corp.	1,155	98,244
Synopsys, Inc. (a)	5,842	269,784
Take-Two Interactive Software, Inc. (a)	1,639	47,088
TE Connectivity Ltd.	24,168	1,447,422
Tech Data Corp. (a)	42,093	2,883,371
TechTarget, Inc. (a)	679	5,785
TeleCommunication Systems, Inc. (a)	2,014	6,928
Telenav, Inc. (a)	1,100	8,591
Teletech Holdings, Inc.	107,614	2,882,979
Teradata Corp. (a)	1,475	42,716
Teradyne, Inc.	8,936	160,937
Tessera Technologies, Inc.	822	26,641
Total Systems Services, Inc.	147,765	6,712,964
Trimble Navigation Ltd. (a)	9,928	163,018
TTM Technologies , Inc. (a)	2,441	15,207
Ubiquiti Networks, Inc.	84	2,847
Ultra Clean Holdings, Inc. (a)	1,264	7,255
Ultratech, Inc. (a)	1,105	17,702
Unisys Corp. (a)	783	9,318
United Online, Inc. (a)	578	5,780
Veeco Instruments, Inc. (a)	1,628	33,390
Verint Systems, Inc. (a)	135	5,825
Viasat, Inc. (a)	255	16,394
Viavi Solutions, Inc. (a)	9,428	50,628
Vishay Intertechnology, Inc.	5,474	53,043
Vishay Precision Group, Inc. (a)	511	5,922
Western Digital Corp.	65,353	5,191,642
Xcerra Corp. (a)	1,310	8,227
Zillow Group, Inc. - Class A (a)	711	20,427
Zillow Group, Inc. - Class C (a)	1,422	38,394
Zynga, Inc. (a)	31,994	72,946
		130,361,238
Materials - 7.46%

A. Schulman, Inc.	119	3,864
AK Steel Holding Corp. (a)	7,455	17,967
Albemarle Corp.	4,529	199,729
Allegheny Technologies, Inc.	4,394	62,307
American Vanguard Corp.	1,025	11,849
AptarGroup, Inc.	2,091	137,922
Ashland, Inc.	2,484	249,940
Avery Dennison Corp.	113,050	6,395,238
Axiall Corp.	2,825	44,324
Bemis, Inc.	3,586	141,898
Berry Plastics Group, Inc. (a)	2,006	60,320
Boise Cascade Co. (a)	256	6,456
Cabot Corp.	2,563	80,888
Calgon Carbon Corp.	81,841	1,275,083
Carpenter Technology Corp.	92,418	2,751,284
Century Alum Co. (a)	1,882	8,657
Chase Corp.	26	1,024
Cliffs Natural Resources, Inc.	6,524	15,919
Coeur Mining, Inc. (a)	5,449	15,366
Commercial Metals Co.	4,683	63,455
Constellium (a)	485,150	2,940,009
Crown Holdings, Inc. (a)	188,493	8,623,555
Cytec Industries, Inc.	2,615	193,118
Domtar Corp.	2,569	91,842
Eagle Materials, Inc.	27,619	1,889,692
Flotek Industries, Inc. (a)	2,160	36,072
FutureFuel Corp.	977	9,653
Glatfelter	100,594	1,732,229
Graphic Packaging Holding Co.	360,144	4,606,242
Greif, Inc.	1,246	39,760
Handy & Harman Ltd. (a)	88	2,110
Hawkins, Inc.	368	14,168
Haynes International, Inc.	475	17,974
HB Fuller Co.	65,295	2,216,112
Hecla Mining Co.	15,006	29,562
Horsehead Holding Corp. (a)	2,264	6,883
Huntsman Corp.	3,020	29,264
Innophos Holdings, Inc.	55,850	2,213,894
Innospec, Inc.	969	45,068
International Paper Co.	31,799	1,201,684
Intrepid Potash, Inc. (a)	2,336	12,941
Kaiser Aluminum Corp.	478	38,359
Kraton Performance Polymers, Inc. (a)	1,264	22,626
Kronos Worldwide, Inc.	828	5,142
Louisiana-Pacific Corp. (a)	445	6,337
LSB Industries, Inc. (a)	498	7,629
Martin Marietta Materials, Inc.	2,350	357,082
Materion Corp.	800	24,016
Minerals Technologies, Inc.	40,680	1,959,149
Neenah Paper, Inc.	308	17,950
Olin Corp.	639	10,742
Olympic Steel, Inc.	314	3,124
OM Group, Inc.	50,936	1,675,285
Omnova Solutions, Inc. (a)	754	4,177
Owens-Illinois, Inc. (a)	6,320	130,950
Packaging Corporation of America	73,289	4,409,066
Platform Specialty Products Corp. (a)	4,449	56,280

Polyone Corp.	29,693	871,193
Quaker Chemical Corp.	163	12,564
Rayonier Advanced Materials, Inc.	1,596	9,768
Real Industry, Inc. (a)	350	3,087
Reliance Steel & Aluminum Co.	60,942	3,291,477
Royal Gold, Inc.	2,509	117,873
Ryerson Holding Corp. (a)	344	1,806
Schnitzer Steel Industries, Inc.	1,066	14,434
Schweitzer-Mauduit International, Inc.	1,018	34,999
Scotts Miracle-Gro Co.	182	11,069
Sensient Technologies Corp.	31,668	1,941,248
Sonoco Products Co.	4,197	158,395
Steel Dynamics, Inc.	8,904	152,971
Stepan Co.	399	16,602
Stillwater Mining Co. (a)	3,292	34,006
Suncoke Energy, Inc.	832	6,473
Tahoe Resources, Inc.	5,617	43,476
The Valspar Corp.	36,423	2,618,085
TimkenSteel Corp.	1,618	16,374
Tredegar Corp.	790	10,333
Tronox Ltd.	2,613	11,419
United States Lime & Minerals, Inc.	73	3,332
United States Steel Corp.	5,848	60,936
Valhi, Inc.	368	696
Wausau Paper Corp.	238	1,523
WestRock Co.	84,690	4,356,454
Worthington Industries, Inc.	1,491	39,482
		60,063,311
Telecommunication Services - 0.56%
8x8, Inc. (a)	2,296	18,988
Atlantic Tele Network, Inc.	28,739	2,124,674
Boingo Wireless, Inc. (a)	665	5,506
Cincinnati Bell, Inc. (a)	8,443	26,342
Consolidated Communications Holdings, Inc.	716	13,797
Frontier Communications Corp.	47,484	225,549
Globalstar, Inc. (a)	19,085	29,964
Hawaiian Telcom Holdco, Inc. (a)	427	8,873
IDT Corp.	587	8,394
Incontact, Inc. (a)	307	2,306
Inteliquent, Inc.	791	17,663
Intelsat S.A. (a)	843	5,421
Iridium Communications, Inc. (a)	3,461	21,285
Lumos Networks Corp.	114	1,386
NTELOS Holdings Corp. (a)	677	6,113
ORBCOMM, Inc. (a)	2,214	12,354
Pacific Datavision, Inc. (a)	157	4,694
Premiere Global Services, Inc. (a)	1,948	26,766
RingCentral, Inc. (a)	95,700	1,736,955
Shenandoah Telecommunications Company	168	7,192
Spok Holdings, Inc.	951	15,654
Telephone & Data Systems, Inc.	3,768	94,049
United States Cellular Corp. (a)	526	18,636
Vonage Holdings Corp. (a)	6,724	39,537
Windstream Holdings, Inc.	261	1,603
Zayo Group Holdings, Inc. (a)	776	19,679
		4,493,380
Utilities - 4.16%

Abengoa Yield Plc	1,948	32,239
AES Corp.	113,972	1,115,786
AGL Resources, Inc.	4,857	296,471
Allete, Inc.	1,971	99,516
Alliant Energy Corp.	45,053	2,635,150
Ameren Corp.	36,415	1,539,262
American Electric Power Co., Inc.	63,678	3,620,731
American States Water Co.	1,395	57,753
American Water Works Co., Inc.	7,290	401,533
Aqua America, Inc.	7,184	190,160
Artesian Resources Corp.	326	7,870
Atlantic Power Corp.	5,010	9,319
Atmos Energy Corp.	4,083	237,549
Avista Corp.	2,517	83,690
Black Hills Corp.	1,820	75,239
California Water Service Group	1,913	42,316
Chesapeake Utilities Corp.	614	32,591
Cleco Corp.	2,480	132,035
CMS Energy Corp.	11,266	397,915
Connecticut Water Services, Inc.	438	15,996
Consolidated Water Co., Inc.	570	6,612
Dynegy, Inc. (a)	5,139	106,223
Edison International	57,088	3,600,540
El Paso Electric Co.	1,639	60,348
Empire District Electric Co.	1,735	38,222
FirstEnergy Corp.	27,654	865,847
Genie Energy Ltd.	383	3,152
Great Plains Energy, Inc.	79,288	2,142,362
Hawaiian Electric Industries, Inc.	4,390	125,949
IDACORP, Inc.	2,106	136,279
ITC Holdings Corp.	3,983	132,793
Laclede Group, Inc.	1,756	95,755
MDU Resources Group, Inc.	7,919	136,207
MGE Energy, Inc.	56,408	2,323,446
Middlesex Water Co.	653	15,568
National Fuel Gas Co.	3,506	175,230
New Jersey Resources Corp.	3,449	103,573
Northwest Natural Gas Co.	1,118	51,249
Northwestern Corp.	1,900	102,277
NRG Yield, Inc.	2,471	28,688

NRG Yield, Inc.	1,430	15,944
OGE Energy Corp.	8,163	223,340
One Gas, Inc.	57,365	2,600,355
Ormat Technologies, Inc.	865	29,436
Otter Tail Corp.	1,499	39,064
Pattern Energy Group, Inc.	2,221	42,399
Pepco Holdings, Inc.	10,250	248,255
PG&E Corp.	25,873	1,366,094
Piedmont Natural Gas Company, Inc.	3,188	127,743
Pinnacle West Capital Corp.	4,473	286,898
PNM Resources, Inc.	3,209	90,012
Portland General Electric Co.	44,215	1,634,629
Questar Corp.	7,168	139,131
SCANA Corp.	5,774	324,845
SJW Corp.	621	19,096
South Jersey Industries, Inc.	2,781	70,220
Southwest Gas Corp.	1,886	109,992
Spark Energy, Inc.	70	1,159
Talen Energy Corp. (a)	3,319	33,522
TECO Energy, Inc.	9,641	253,173
Terraform Global, Inc. (a)	1,454	9,684
TerraForm Power, Inc.	2,199	31,270
UGI Corp.	6,990	243,392
UIL Holdings Corp.	41,919	2,107,268
Unitil Corp.	599	22,091
Vectren Corp.	3,330	139,893
Vivint Solar, Inc. (a)	319	3,343
Westar Energy, Inc.	48,332	1,857,882
WGL Holdings, Inc.	2,041	117,704
York Water Co.	449	9,438
		33,470,713
Total Common Stocks (Cost $863,801,528)		$785,628,237

SHORT-TERM INVESTMENTS - 2.39%
Money Market Funds - 2.39%
Goldman Sachs Financial Square Funds - Government Fund - Institutional Class 0.03%	9,681,132	$9,681,132
JPMorgan U.S. Government Money Market Fund - Institutional Class 0.01%	9,580,272	9,580,272
Total Short-Term Investments (Cost $19,261,404)		$19,261,404

TOTAL INVESTMENTS IN SECURITIES - 99.97%
(Cost $883,062,932)		$804,889,641
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%		247,167
TOTAL NET ASSETS - 100.00%		$805,136,808

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $1,051 or 0.00% of the Fund’s net assets and is classified as a Level 3 security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund
Summary Schedule of Investments
September 30, 2015 (Unaudited)

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
1	Russell 2000 Index Future	Morgan Stanley	Dec. 2015	$116,933	$109,590	$(7,343)
1	S&P Mid 400 Index Future	Morgan Stanley	Dec. 2015	139,953	136,290	(3,663)
						$(11,006)

Bridge Builder International Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.07%
Australia - 2.38%
AGL Energy	6,352	$71,489
ALS Ltd.	3,883	12,628
Alumina Ltd.	3,946,928	3,140,103
Amcor Ltd.	8,954	83,271
AMP Ltd.	25,308	99,400
Ansell Ltd.	1,148	15,201
APA Group	7,557	45,610
Aristocrat Leisure Ltd.	4,633	28,178
Asciano Ltd.	9,199	54,461
ASX Ltd.	2,111	56,359
Aurizon Holdings Ltd.	18,344	64,807
AusNet Services	14,559	13,994
Australia & New Zealand Banking Group Ltd.	21,884	418,120
Bank of Queensland Ltd.	4,475	36,634
Bendigo & Adelaide Bank Ltd.	2,783	19,450
BHP Billiton Ltd.	25,697	405,867
Boral Ltd.	2,777	10,328
Brambles Ltd.	657,075	4,513,777
Caltex Australia Ltd.	739	16,313
Challenger Ltd.	4,299	21,695
CIMIC Group Ltd.	858	14,254
Coca-Cola Amatil Ltd.	1,916	12,147
Cochlear Ltd.	171,303	10,079,788
Commonwealth Bank of Australia	13,358	685,649
Computershare Ltd.	2,975	22,216
Crown Resorts Ltd.	2,511	17,563
CSL Ltd.	149,187	9,388,848
Dexus Property Group	5,184	26,143
Echo Entertainment Group Ltd.	3,532	12,086
Federation Centres	33,276	64,257
Flight Centre Travel Group Ltd.	722	18,390
Fortescue Metals Group Ltd.	8,370	10,805
Goodman Group	10,642	43,989
GPT Group	16,503	52,450
Harvey Norman Holdings Ltd.	3,530	9,669
Healthscope Ltd.	19,155	34,429
Iluka Resources Ltd.	2,224	9,771
Incitec Pivot Ltd.	9,959	27,449
Insurance Australia Group Ltd.	20,586	70,386
Lend Lease Group	5,510	48,781
Macquarie Group Ltd.	2,763	149,742
Medibank Private Ltd.	17,879	30,459
Mesoblast Ltd. (a)	545,186	1,216,306
Mirvac Group	21,508	26,114
National Australia Bank Ltd.	20,085	425,059
Newcrest Mining Ltd. (a)	6,385	57,457
Orica Ltd.	3,305	35,078

Origin Energy Ltd. (b)	9,244	34,625
Platinum Asset Management Ltd.	856	4,090
Qantas Airways Ltd.	6,142	16,125
QBE Insurance Group Ltd.	564,177	5,137,858
Ramsay Health Care Ltd.	766	31,593
REA Group Ltd.	408	12,777
Rio Tinto Ltd.	3,116	107,205
Santos Ltd.	6,020	17,036
Scentre Group	42,004	115,608
Seek Ltd.	476,943	4,042,024
Sonic Healthcare Ltd.	3,914	50,343
South32 Ltd. (a)	35,471	34,286
Stockland	22,133	60,131
Suncorp Group Ltd.	10,153	87,343
Sydney Airport	5,923	24,893
Tabcorp Holdings Ltd.	5,430	17,877
Tatts Group Ltd.	9,644	25,587
Telstra Corp Ltd.	33,511	132,493
TPG Telecom Ltd.	2,256	17,291
Transurban Group	11,279	79,007
Treasury Wine Estates Ltd.	953,133	4,416,562
Wesfarmers Ltd.	8,782	242,763
Westfield Corp.	17,480	123,002
Westpac Banking Corp.	24,628	517,359
Whitehaven Coal Ltd. (a)	2,127,663	1,350,329
Woodside Petroleum Ltd.	6,507	133,176
Woolworths Ltd.	10,201	178,810
WorleyParsons Ltd.	2,936	12,291
		48,739,454
Austria - 0.01%
ams AG	421	15,708
Andritz AG	463	20,863
Erste Group Bank AG (a)	2,500	72,652
EVN AG	179	1,970
IMMOFINANZ AG (a)	7,476	17,245
Mayr Melnhof Karton AG	247	28,511
Oesterreichische Post AG	268	9,202
OMV AG	520	12,653
Raiffeisen Bank International AG (a)	403	5,296
Strabag SE	363	8,172
UNIQA Insurance Group AG	1,331	11,541
Verbund AG	1,000	13,264
voestalpine AG	809	27,816
		244,893
Belgium - 0.53%
Ackermans	151	22,134
Ageas	1,830	75,207
Anheuser-Busch InBev SA/NV	94,690	10,070,859
bpost SA	990	23,542
Cie d’Entreprises CFE	200	25,380
Colruyt SA	346	16,676
Delhaize Group	932	82,614
D’ieteren SA/NV	471	18,196
Elia System Operator SA/NV	356	17,338
Financiere de Tubize SA	27	1,748

Groupe Bruxelles Lambert SA	444	33,506
KBC Groep NV	2,472	156,335
Proximus	1,399	48,394
Sofina SA	100	11,129
Solvay SA	363	37,099
Telenet Group Holding NV (a)	439	25,219
UCB SA	1,120	87,744
Umicore SA	600	23,140
		10,776,260
Bermuda - 1.06%
Dairy Farm International Holdings Ltd.	3,300	20,026
Esprit Holdings Ltd.	3,900	2,904
Guoco Group Ltd.	3,000	34,513
HAL Trust	115	20,175
Hongkong Land Holdings Ltd.	10,700	70,853
Jardine Matheson Holdings Ltd.	196,900	9,323,411
Jardine Strategic Holdings Ltd.	1,300	34,969
Kingston Financial Group Ltd. (a)	26,000	9,084
Lazard Ltd.	259,610	11,241,113
Markit Ltd. (a)	529	15,341
Noble Group Ltd.	30,800	9,012
Pacific Basin Shipping Ltd.	2,836,000	862,858
VimpelCom Ltd. - ADR	301	1,239
VTech Holdings Ltd.	2,000	23,745
		21,669,243
Brazil - 0.66%
Ambev SA - ADR	1,233,260	6,042,974
Kroton Educacional SA	3,781,510	7,401,820
		13,444,794
Canada - 1.41%
Cameco Corp.	639,172	7,778,723
Canadian Pacific Railway Ltd.	72,005	10,337,758
Constellation Software, Inc. (a)	21,900	9,179,292
InterOil Corp. (a)	138	4,652
Potash Corp of Saskatchewan, Inc.	77,100	1,584,405
		28,884,830
Cayman Islands - 2.81%
Alibaba Group Holding Ltd. - ADR (a)	244,296	14,406,135
Baidu, Inc. - ADR (a)	110,893	15,237,807
CK Hutchison Holdings Ltd.	976,500	12,701,958
JD.com, Inc. - ADR (a)	183,123	4,772,185
Manchester United Plc (a)	847	14,543
Melco Crown Entertainment Ltd. - ADR	1,210	16,650
MGM China Holdings Ltd.	8,000	9,319
Qihoo 360 Technology Co. Ltd. - ADR (a)	162,730	7,783,376
Qunar Cayman Islands Ltd. - ADR (a)	82,152	2,470,311
Sands China Ltd.	18,800	57,104
WH Group Ltd. (a)	43,500	21,648
Wynn Macau Ltd.	11,200	12,814
		57,503,850
Chile - 0.19%
Sociedad Quimica y Minera de Chile SA - ADR	273,561	3,977,577
China - 0.21%
Tsingtao Brewery Co. Ltd.	989,000	4,350,071
Denmark - 3.94%

A.P. Moller-Maersk A/S - Class A	25	37,658
A.P. Moller-Maersk A/S - Class B	41	63,201
Carlsberg A/S	119,334	9,169,796
Chr Hansen Holding A/S	259,506	14,514,835
Coloplast A/S	148,790	10,549,058
D/S Norden A/S (a)	35,610	786,342
Danske Bank A/S	5,324	160,893
DSV A/S	963	35,984
FLSmidth & Co. A/S	306	10,156
Genmab A/S (a)	579	53,242
GN Store Nord A/S	941	16,905
H Lundbeck A/S (a)	604	16,104
ISS A/S	939	31,190
Jyske Bank A/S (a)	512	28,328
Novo Nordisk A/S - Class B	304,000	16,405,231
Novo Nordisk A/S - Sponsored ADR	265,760	14,414,822
Novozymes A/S	321,367	14,025,141
Pandora A/S	968	113,081
Rockwool International A/S	203	28,936
TDC A/S	8,492	43,796
Topdanmark A/S (a)	723	20,540
Tryg A/S	907	17,622
Vestas Wind Systems A/S	1,675	87,082
William Demant Holding A/S (a)	170	14,123
		80,644,066
Finland - 0.33%
Amer Sports Corp.	621	15,796
Cargotec Oyj	378	10,334
Elisa OYJ	791	26,757
Fortum OYJ	4,344	64,274
Huhtamaki OYJ	534	16,318
Kesko OYJ - Class A	322	10,436
Kesko OYJ - Class B	339	12,008
Kone OYJ	155,912	5,933,693
Metso OYJ	667	13,876
Neste OYJ	647	14,891
Nokia OYJ	30,765	210,366
Nokian Renkaat OYJ	975	31,562
Orion OYJ - Class A	396	15,157
Orion OYJ - Class B	657	24,861
Outokumpu OYJ (a)	1,072	2,475
Sampo Oyj	3,943	190,831
Stora Enso OYJ	4,441	33,603
UPM-Kymmene OYJ	3,966	59,533
Wartsila OYJ Abp	960	38,095
		6,724,866
France - 4.11%
Accor SA	177,087	8,303,162
Aeroports de Paris	170	19,295
Air France-KLM (a)	2,486	17,381
Air Liquide SA	2,765	327,799
Alcatel-Lucent (a)	16,664	61,486
Alstom (a)	2,119	65,543
Arkema SA	521	33,770
Atos SE	801	61,570

AXA SA	16,343	396,793
BioMerieux	15,997	1,730,755
BNP Paribas SA	234,099	13,782,443
Bollore SA	7,713	37,605
Bouygues SA	1,903	67,536
Bureau Veritas SA	2,445	51,615
Cap Gemini SA	1,294	115,558
Carrefour SA	5,896	174,737
Casino Guichard Perrachon SA	287	15,284
Christian Dior SE	410	76,816
Cie de Saint-Gobain	193,819	8,411,859
CNP Assurances	802	11,144
Credit Agricole SA	9,261	106,620
Danone SA	130,132	8,214,386
Dassault Systemes	1,129	83,439
Edenred	2,115	34,632
Eiffage SA	206	12,743
Electricite de France SA	1,916	33,832
Elior	640	12,258
Engie	12,355	199,911
Eramet (a)	470	17,340
Essilor International SA	1,702	207,932
Euler Hermes Group	22	2,041
Eurazeo SA	296	19,715
Eurofins Scientific SE	57	17,528
Eutelsat Communications SA	1,017	31,193
Faurecia	320	9,980
Financiere de L’Odet	13	13,663
Fonciere Des Regions	482	42,028
Gecina SA	318	38,781
Groupe Eurotunnel SE	3,321	45,247
Havas SA	1,496	12,222
ICADE	168	11,399
Iliad SA	187	37,829
Imerys SA	238	15,290
Ingenico Group	401	48,456
Ipsen SA	255	15,819
JCDecaux SA	451	16,394
Kering	540	88,395
Klepierre	1,774	80,402
Korian SA	45	1,695
Legrand SA	77,856	4,142,201
L’Oreal SA	1,821	316,517
LVMH Moet Hennessy Louis Vuitton SE	57,108	9,722,293
Metropole Television SA	777	14,859
Natixis SA	6,033	33,404
Numericable-SFR SAS (a)	791	36,619
Orange SA	15,938	241,610
Orpea	364	28,962
Pernod Ricard SA	1,896	191,437
Peugeot SA (a)	4,123	62,474
Plastic Omnium SA	678	15,575
Publicis Groupe SA	1,392	95,134
Remy Cointreau SA	26,236	1,724,177
Renault SA	1,586	114,435

Rexel SA	2,941	36,206
Safran SA	2,728	205,124
Sanofi	224,498	21,372,346
Schneider Electric SE	4,409	246,901
SCOR SE	1,549	55,625
SEB SA	126	11,621
Societe BIC SA	156	24,241
Societe Generale SA	6,155	275,075
Societe Television Francaise	666	9,366
Sodexo SA	849	70,446
Suez Environnement Co.	3,789	68,086
Technip SA	747	35,351
Teleperformance	360	27,316
Thales SA	986	68,749
TotalSA	18,254	821,122
Unibail-Rodamco SE	805	208,644
Valeo SA	713	96,810
Vallourec SA	752	6,680
Veolia Environnement SA	2,980	67,963
Vicat	22	1,374
Vinci SA	4,369	277,820
Vivendi SA	9,453	223,959
Wendel SA	192	22,512
Zodiac Aerospace	1,983	45,530
		84,251,885
Germany - 7.50%
Adidas AG	145,494	11,730,855
Allianz SE	33,293	5,230,125
Aurubis AG	254	16,166
Axel Springer SE	230	12,862
BASF SE	7,333	560,856
Bayer AG	104,344	13,387,241
Bayer Motoren Werke AG	2,721	237,389
Beiersdorf AG	43,740	3,877,178
Bilfinger SE	226	8,380
Brenntag AG	98,888	5,335,413
Celesio AG	55	1,545
Commerzbank AG (a)	1,088,389	11,495,389
Continental AG	865	184,753
CTS Eventim AG & Co. KGaA	365	13,538
Daimler AG	79,639	5,797,996
Deutsche Bank AG	11,111	299,856
Deutsche Boerse AG	1,449	124,968
Deutsche Lufthansa AG (a)	1,528	21,271
Deutsche Post AG	7,762	215,032
Deutsche Telekom AG	500,865	8,916,207
Deutsche Wohnen AG	3,044	81,411
Duerr AG	141	9,919
E.ON SE	1,232,963	10,580,650
Evonik Industries AG	420	14,063
Fielmann AG	200	13,705
Fraport AG Frankfurt Airport Services Worldwide	235	14,531
Freenet AG	783	25,905
Fresenius Medical Care AG & Co. KGaA	141,224	11,037,417
Fresenius SE & Co. KGaA	3,080	206,755

Fuchs Petrolub SE	308	11,841
GEA Group AG	1,246	47,511
Hannover Rueck SE	635	65,044
HeidelbergCement AG	1,278	87,763
Hella KGaA Hueck & Co.	66	2,390
Henkel AG & Co. KGaA	827	73,097
Hochtief AG	155	12,941
Hugo Boss AG	655	73,649
Infineon Technologies AG	1,000,847	11,245,012
K&S AG	1,800	60,396
Kabel Deutschland Holding AG	153	19,953
KION Group AG	367	16,308
Krones AG	117	12,331
LANXESS AG	745	34,883
LEG Immobilien AG	358	29,618
Linde AG	1,550	251,759
MAN SE	223	22,717
Merck KGaA	1,011	89,511
Metro AG	1,120	30,988
MTU Aero Engines AG	302	25,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,332	248,772
OSRAM Licht AG	661	34,246
ProSiebenSat.1 Media SE	1,690	82,955
Rheinmetall AG	310	19,062
Rhon-Klinikum AG	885	25,062
Rocket Internet SE (a)	698	22,472
RWE AG	473,476	5,380,480
Salzgitter AG	464	11,526
SAP SE	303,701	19,674,979
Siemens AG	6,538	584,088
Software AG	751	21,945
STADA Arzneimittel AG	786	28,175
Suedzucker AG	1,169	21,258
Symrise AG	1,400	84,355
Talanx AG	51	1,528
Telefonica Deutschland Holding AG	3,646	22,295
ThyssenKrupp AG	288,658	5,072,315
TUI AG	4,371	80,098
United Internet AG	316,445	16,043,341
Volkswagen AG	174	20,501
Vonovia SE	3,867	124,464
Wacker Chemie AG	16	1,217
Wirecard AG	760	36,391
Zalando SE (a)	134,187	4,444,055
		153,749,952
Guernsey - 0.27%
Amdocs Ltd.	95,540	5,434,315
Hong Kong - 3.50%
1st Pacific Co.	16,000	9,775
AIA Group Ltd.	97,600	507,593
Bank Of East Asia Ltd.	8,000	26,897
BOC Hong Kong Holdings Ltd.	1,090,500	3,216,189
Brightoil Petroleum Holdings Ltd.	54,000	19,110
Cathay Pacific Airways Ltd.	8,000	15,065
Cheung Kong Infrastructure Holdings Ltd.	4,000	35,851

China Mobile Ltd.	479,000	5,733,516
Chinese Estates Holdings Ltd.	5,000	11,786
CLP Holdings Ltd.	15,000	128,234
Galaxy Entertainment Group Ltd.	4,579,000	11,728,127
Global Brands Group Holding Ltd. (a)	74,000	15,319
Goldin Financial Holdings Ltd. (a)	18,000	38,547
Goldin Properties Holdings Ltd. (a)	2,000	1,811
Hang Lung Group Ltd.	6,000	20,427
Hang Lung Properties Ltd.	14,000	31,491
Hang Seng Bank Ltd.	6,600	119,054
Henderson Land Development Co. Ltd.	7,000	41,858
HK Electric Investments & HK Electric Investments Ltd.	20,000	14,254
Hong Kong & China Gas Co. Ltd.	61,000	114,386
Hong Kong Exchanges and Clearing Ltd.	8,700	199,587
Hopewell Holdings Ltd.	3,500	11,922
Hysan Development Co. Ltd.	6,000	24,983
Lenovo Group Ltd.	12,842,000	10,856,471
Li & Fung Ltd.	3,128,000	2,396,154
Link Real Estate Investment Trust	20,500	112,861
L’Occitane International SA	4,000	8,346
Melco International Development Ltd.	2,000	2,459
MTR Corp. Ltd.	12,000	52,176
New World Development Co. Ltd.	33,000	32,138
PCCW Ltd.	46,000	23,679
Power Assets Holdings Ltd.	10,000	94,629
Samsonite International SA	12,000	39,215
Shandong Weigao Group Medical Polymer Co. Ltd.	6,997,187	4,435,861
Sino Land Co. Ltd.	20,000	30,452
SJM Holdings Ltd.	14,000	9,967
Sun Hung Kai Properties Ltd.	8,000	104,347
Swire Pacific Ltd. - Class A	1,094,000	12,262,143
Swire Pacific Ltd. - Class B	7,500	15,463
Swire Properties Ltd.	6,000	16,630
Techtronic Industries Co. Ltd.	8,500	31,688
Tencent Holdings Ltd.	1,129,500	19,039,519
Wharf Holdings Ltd.	13,000	73,351
Wheelock & Co Ltd.	5,000	21,715
Xinyi Glass Holdings Ltd.	16,000	7,183
		71,732,229
India - 0.71%
HDFC Bank Ltd. - ADR	109,940	6,716,235
Mahindra & Mahindra Ltd. - GDR	403,763	7,785,593
		14,501,828
Indonesia - 0.42%
Bank Mandiri Persero Tbk PT	15,976,000	8,666,171
Ireland - 0.46%
Bank Of Ireland (a)	197,385	77,176
CRH Plc	6,626	174,915
Glanbia Plc	1,441	26,823
Horizon Pharma Plc (a)	1,398	27,708
James Hardie Industries Plc	4,087	49,335
Kerry Group Plc	1,294	97,349
Kingspan Group Plc	671	16,217
Medtronic Plc	76,650	5,130,951
Paddy Power Plc	279	32,282

Ryanair Holdings Plc - ADR	47,080	3,686,364
Seagate Technology Plc	2,250	100,800
Smurfit Kappa Group Plc	1,911	51,486
Willis Group Holdings Plc	1,028	42,117
		9,513,523
Isle Of Man - 0.00%
Playtech Plc	1,260	15,822
Israel - 0.36%
Azrieli Group	323	12,913
Bank Hapoalim BM	5,633	28,346
Bank Leumi Le-Israel BM (a)	8,655	32,306
Bezeq The Israeli telecommunication Corp Ltd.	23,888	45,717
Check Point Software Technologies Ltd. (a)	1,269	100,670
Delek Group Ltd.	43	9,400
Elbit Systems Ltd.	60	4,435
Israel Chemicals Ltd.	1,996	10,271
Mizrahi Tefahot Bank Ltd.	443	5,238
NICE-Systems Ltd.	395	22,124
Taro Pharmaceutical Industries Ltd. (a)	61	8,716
Teva Pharmaceutical Industries Ltd.	7,829	442,449
Teva Pharmaceutical Industries Ltd. - ADR	116,200	6,560,652
		7,283,237
Italy - 0.58%
A2A SpA	13,647	16,942
Assicurazioni Generali SpA	10,909	199,594
Atlantia SpA	3,753	104,982
Autogrill SpA (a)	1,039	9,477
Banca Generali SpA	440	12,412
Banca Monte Dei Paschi di Siena SpA (a)	21,068	37,541
Banca Popolare dell’Emilia Romagna SC	5,137	42,365
Buzzi Unicem SpA	831	13,891
Buzzi Unicem SpA - Savings Share	2,718	27,348
Davide Campari-Milano SpA	1,750	13,938
De’ Longhi	1,266	31,106
Enel Green Power SpA	12,177	23,025
Enel SpA	57,505	256,588
Eni SpA	601,544	9,462,544
EXOR SpA	857	37,361
FinecoBank Banca Fineco SpA	1,363	9,058
Hera SpA	7,611	19,761
Intesa Sanpaolo SpA	129,113	456,120
Intesa Sanpaolo SpA - Savings Share	4,909	15,819
Luxottica Group SpA	1,431	99,175
Mediaset SpA	4,789	22,047
Mediobanca SpA	6,888	67,770
Mediolanum SpA	1,345	9,607
Moncler SpA	610	10,924
Parmalat SpA	2,843	7,332
Pirelli & C. SpA	2,102	35,175
Prada SpA	2,900	11,114
Prysmian SpA	1,320	27,284
Recordati SpA	800	18,461
Saipem SpA (a)	2,306	18,491
Salvatore Ferragamo SpA	557	14,856
Snam SpA	18,423	94,619

Telecom Italia SpA (a)	76,909	94,777
Telecom Italia SpA - Savings Share	47,720	48,942
Terna Rete Elettrica Nazionale SpA	10,499	51,028
Tod’s SpA	230	20,151
UniCredit SpA	46,839	292,005
Unione di Banche Italiane SCpA	7,853	55,721
Unipol Gruppo Finanziario SpA	2,493	10,954
UnipolSai SpA	5,402	11,747
World Duty Free SpA (a)	1,728	19,762
		11,831,814
Japan - 17.21%
ABC-Mart, Inc.	400	22,362
Acom Co. Ltd.	4,300	22,003
Advance Residence Investment Corp.	8	16,874
Advantest Corp.	1,400	10,066
Aeon Co. Ltd.	6,300	97,738
Aeon Financial Service Co. Ltd.	600	11,872
Aeon Mall Co. Ltd.	500	7,681
Air Water, Inc.	1,000	15,021
Aisin Seiki Co.	1,100	36,907
Ajinomoto Co, Inc.	4,000	84,352
Alfresa Holdings	1,500	25,616
Alps Electric Co.	1,600	45,184
Amada Holdings Co.	2,400	18,299
ANA Holdings, Inc.	10,000	28,014
Aozora Bank	7,000	24,278
Asahi Glass Co. Ltd.	10,000	58,433
Asahi Group Holdings Ltd.	242,100	7,854,514
Asahi Kasei Corp.	9,000	63,463
Asics Corp.	1,000	23,834
Astellas Pharma, Inc.	16,600	214,872
Bandai Namco Holdings	1,200	27,850
Bank of Kyoto Ltd.	2,000	20,341
Bank of Yokohama Ltd.	11,000	66,858
Benesse Holdings, Inc.	500	13,368
Bridgestone Corp.	5,900	204,176
Brother Industries Ltd.	1,600	19,286
Calbee, Inc.	400	12,944
Canon, Inc.	305,800	8,846,032
Casio Computer Co. Ltd.	2,200	40,044
Central Japan Railway Co.	1,300	209,596
Century Tokyo Leasing Corp.	400	11,580
Chiba Bank Ltd.	4,000	28,404
Chubu Electric Power Co., Inc.	5,100	75,196
Chugai Pharmaceutical Co. Ltd.	1,300	39,927
Chugoku Bank Ltd.	800	11,873
Chugoku Electric Power Co., Inc.	3,500	48,241
Citizen Holdings Co. Ltd.	1,900	13,131
Credit Saison Co. Ltd.	900	16,350
Cyberdyne, Inc.	200	2,373
Dai Nippon Printing Co. Ltd.	4,000	38,649
Daicel Corp.	2,200	27,007
Daihatsu Motor Co. Ltd.	1,100	12,724
Dai-ichi Life Insurance Co. Ltd.	8,400	133,727
Daiichi Sankyo Co. Ltd.	4,300	74,613

Daikin Industries Ltd.	2,400	134,606
Daito Trust Construction Co. Ltd.	110,500	11,227,331
Daiwa House Industry Co. Ltd.	3,900	96,684
Daiwa Securities Group, Inc.	12,000	77,646
DeNA Co. Ltd.	600	11,136
Denso Corp.	124,400	5,269,444
Dentsu, Inc.	1,700	87,244
Disco Corp.	100	7,033
Don Quijote Holdings Co. Ltd.	1,000	37,676
East Japan Railway Co.	153,200	12,909,498
Eisai Co. Ltd.	1,700	100,303
Electric Power Development Co. Ltd.	2,200	67,143
Ezaki Glico Co. Ltd.	300	13,864
FamilyMart Co. Ltd.	200	9,119
FANUC Corp.	1,600	246,142
Fast Retailing Co. Ltd.	400	162,704
Fuji Electric Co. Ltd.	3,000	10,880
Fuji Heavy Industries Ltd.	4,600	165,529
Fujifilm Holdings Corp.	3,500	130,838
Fujitsu Ltd.	16,000	69,597
Fukuoka Financial Group, Inc.	5,000	23,814
GungHo Online Entertainment, Inc.	1,300	3,862
Gunma Bank Ltd.	2,000	12,801
Hachijuni Bank Ltd.	3,000	21,295
Hakuhodo DY Holdings, Inc.	1,700	16,117
Hamamatsu Photonics KK	1,000	22,631
Hankyu Hanshin Holdings, Inc.	9,000	55,045
Haseko Corp.	2,000	22,657
Hino Motors Ltd.	1,900	19,363
Hirose Electric Co. Ltd.	200	21,773
Hiroshima Bank Ltd.	3,000	17,338
Hisamitsu Pharmaceutical Co., Inc.	500	16,719
Hitachi Chemical Co. Ltd.	700	9,658
Hitachi Construction Machinery Co. Ltd.	800	10,722
Hitachi High-Technologies Corp.	600	12,992
Hitachi Ltd.	39,000	196,795
Hitachi Metals Ltd.	2,000	23,226
Hokuhoku Financial Group, Inc.	5,000	11,448
Hokuriku Electric Power Co.	2,000	26,900
Honda Motor Co. Ltd.	366,000	10,923,897
Hoshizaki Electric Co. Ltd.	700	49,068
Hoya Corp.	3,100	101,531
Hulic Co. Ltd.	1,400	12,665
Ibiden Co. Ltd.	800	10,473
Idemitsu Kosan Co. Ltd.	700	10,723
IHI Corp.	8,000	20,557
Iida Group Holdings Co. Ltd.	800	12,516
Inpex Corp.	7,300	65,267
Isetan Mitsukoshi Holdings Ltd.	2,200	33,009
Isuzu Motors Ltd.	4,500	45,189
Itochu Corp.	11,500	121,569
Iyo Bank Ltd.	1,500	17,244
Izumi Co Ltd.	300	12,144
J Front Retailing Co. Ltd.	1,500	24,298
Japan Airport Terminal Co. Ltd.	200	8,644

Japan Display, Inc.	1,000	2,881
Japan Exchange Group, Inc.	203,100	2,968,967
Japan Petroleum Exploration Co. Ltd.	500	13,209
Japan Real Estate Investment Corp.	13	59,881
Japan Retail Fund Investment Corp.	15	29,023
Japan Tobacco, Inc.	567,100	17,591,552
JFE Holdings, Inc.	2,700	35,462
JGC Corp.	1,000	13,267
Joyo Bank Ltd.	5,000	26,341
JSR Corp.	1,500	21,622
JTEKT Corp.	1,200	16,801
JX Holdings, Inc.	20,300	73,302
Kajima Corp.	6,000	31,841
Kakaku.com, Inc.	1,000	16,240
Kaken Pharmaceutical Co. Ltd.	500	46,409
Kamigumi Co. Ltd.	4,000	32,776
Kaneka Corp.	2,000	14,728
Kansai Electric Power Co., Inc.	6,100	67,815
Kansai Paint Co. Ltd.	2,000	27,201
Kao Corp.	384,700	17,438,775
Kawasaki Heavy Industries Ltd.	8,000	27,619
KDDI Corp.	463,200	10,367,854
Keihan Electric Railway Co. Ltd.	3,000	20,009
Keikyu Corp.	3,000	23,879
Keio Corp.	2,000	14,219
Keisei Electric Railway Co. Ltd.	2,000	21,940
Kewpie Corp.	500	9,945
Keyence Corp.	17,800	7,949,092
Kikkoman Corp.	1,000	27,543
Kintetsu Group Holdings Co. Ltd.	10,000	35,918
Kirin Holdings Co. Ltd.	5,700	74,765
Kobayashi Pharmaceutical Co. Ltd.	200	15,085
Kobe Steel Ltd.	19,000	20,601
Koito Manufacturing Co. Ltd.	600	19,606
Komatsu Ltd.	6,100	89,538
Konami Corp.	1,000	21,612
Konica Minolta, Inc.	3,200	33,711
Kose Corp.	200	18,254
Kubota Corp.	8,000	110,099
Kuraray Co. Ltd.	4,200	52,345
Kurita Water Industries Ltd.	600	12,739
Kyocera Corp.	3,000	137,400
Kyowa Hakko Kirin Co. Ltd.	2,000	29,815
Kyushu Electric Power Co., Inc.	2,800	30,549
Lawson, Inc.	400	29,513
LIXIL Group Corp.	2,000	40,704
M3, Inc.	1,200	23,847
Mabuchi Motor Co. Ltd.	200	8,684
Makita Corp.	1,100	58,512
Marubeni Corp.	12,500	61,242
Marui Group Co. Ltd.	1,600	19,299
Mazda Motor Corp.	3,900	61,625
McDonald’s Holdings Co. Japan Ltd.	1,000	22,446
Medipal Holdings Corp.	1,600	25,387
MEIJI Holdings Co. Ltd.	1,000	73,331

Minebea Co Ltd.	2,000	21,231
MISUMI Group, Inc.	1,800	18,576
Mitsubishi Chemical Holdings Corp.	9,800	51,172
Mitsubishi Corp.	655,000	10,736,473
Mitsubishi Electric Corp.	13,000	119,087
Mitsubishi Estate Co. Ltd.	9,000	183,848
Mitsubishi Gas Chemical Co., Inc.	2,000	9,232
Mitsubishi Heavy Industries Ltd.	21,000	93,917
Mitsubishi Materials Corp.	4,000	12,154
Mitsubishi Motors Corp.	4,000	30,593
Mitsubishi Tanabe Pharma Corp.	1,300	22,942
Mitsubishi UFJ Financial Group, Inc.	103,000	622,351
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,500	11,014
Mitsui & Co. Ltd.	13,300	149,485
Mitsui Chemicals, Inc.	8,000	25,640
Mitsui Fudosan Co. Ltd.	7,000	191,880
Mitsui OSK Lines Ltd.	8,000	19,216
Mixi, Inc.	500	17,112
Mizuho Financial Group, Inc.	189,900	355,227
MS&AD Insurance Group Holdings, Inc.	436,400	11,708,557
Murata Manufacturing Co. Ltd.	1,500	193,762
Nabtesco Corp.	1,200	21,924
Nagoya Railroad Co. Ltd.	7,000	27,509
Nankai Electric Railway Co. Ltd.	2,000	10,209
NEC Corp.	19,000	58,497
Nexon Co. Ltd.	900	12,033
NGK Insulators Ltd.	2,000	38,271
NGK Spark Plug Co. Ltd.	1,000	22,956
NH Foods Ltd.	1,000	20,407
NHK Spring Co. Ltd.	1,200	11,636
Nidec Corp.	1,700	116,902
Nikon Corp.	2,100	25,396
Nintendo Co. Ltd.	800	134,841
Nippon Building Fund, Inc.	8	38,711
Nippon Electric Glass Co. Ltd.	2,000	9,660
Nippon Express Co. Ltd.	5,000	23,892
Nippon Paint Holdings Co. Ltd.	900	15,741
Nippon Prologis Real Estate Investment Trust, Inc.	6	10,887
Nippon Shokubai Co. Ltd.	200	13,601
Nippon Steel & Sumitomo Metal Corp.	5,000	91,114
Nippon Telegraph & Telephone Corp.	383,000	13,490,653
Nippon Yusen KK	10,000	23,174
Nissan Chemical Industries Ltd.	800	17,591
Nissan Motor Co. Ltd.	18,400	169,181
Nisshin Seifun Group, Inc.	2,000	29,083
Nissin Foods Holdings Co. Ltd.	300	13,801
Nitori Holdings Co. Ltd.	500	39,152
Nitto Denko Corp.	1,200	71,871
NOK Corp.	400	8,654
Nomura Holdings, Inc.	2,318,300	13,456,261
Nomura Real Estate Holdings, Inc.	1,500	30,156
Nomura Research Institute Ltd.	880	33,781
NSK Ltd.	3,200	31,018
NTN Corp.	2,000	8,252
NTT Data Corp.	1,400	70,583

NTT DoCoMo, Inc.	243,700	4,110,500
NTT Urban Development Corp.	1,600	14,743
Obayashi Corp.	4,000	34,129
Obic Co. Ltd.	300	13,723
Odakyu Electric Railway Co. Ltd.	4,000	36,022
Oji Holdings Corp.	7,000	30,045
Olympus Corp.	223,900	6,985,302
Omron Corp.	1,200	36,123
Ono Pharmaceutical Co. Ltd.	800	94,852
Oracle Corp Japan	800	33,783
Oriental Land Co. Ltd.	1,400	78,180
ORIX Corp.	11,000	141,893
ORIX JREIT, Inc.	21	28,410
Osaka Gas Co. Ltd.	11,000	41,706
Otsuka Corp.	400	19,489
Otsuka Holdings Co. Ltd.	2,800	89,408
Panasonic Corp.	1,086,900	10,999,564
Park24 Co. Ltd.	700	13,137
Pigeon Corp.	800	18,693
Pola Orbis Holdings, Inc.	200	12,438
Rakuten, Inc.	729,800	9,328,630
Recruit Holdings Co. Ltd.	3,000	89,953
Resona Holdings, Inc.	14,500	73,881
Ricoh Co. Ltd.	4,000	40,372
Rinnai Corp.	300	22,889
Rohm Co. Ltd.	800	35,576
Ryohin Keikaku Co. Ltd.	200	40,722
Sankyo Co. Ltd.	300	10,673
Sanrio Co. Ltd.	700	19,122
Santen Pharmaceutical Co. Ltd.	2,600	34,907
SBI Holdings, Inc.	1,900	21,468
Secom Co. Ltd.	1,600	96,225
Sega Sammy Holdings, Inc.	1,500	14,638
Seibu Holdings, Inc.	1,100	22,292
Seiko Epson Corp.	2,300	32,536
Sekisui Chemical Co. Ltd.	2,000	21,051
Sekisui House Ltd.	737,600	11,553,710
Seven & i Holdings Co. Ltd.	58,700	2,678,666
Seven Bank Ltd.	2,700	11,686
Sharp Corp.	7,000	8,028
Shikoku Electric Power Co., Inc.	1,400	22,831
Shimadzu Corp.	1,000	14,437
Shimamura Co. Ltd.	300	32,314
Shimano, Inc.	78,000	10,958,676
Shimizu Corp.	4,000	34,345
Shin-Etsu Chemical Co. Ltd.	2,600	133,339
Shinsei Bank Ltd.	12,000	24,668
Shionogi & Co. Ltd.	2,400	86,028
Shiseido Co. Ltd.	371,000	8,090,280
Shizuoka Bank Ltd.	4,000	40,143
Showa Shell Sekiyu KK	1,500	11,824
SMC Corp.	20,100	4,401,065
SoftBank Group Corp.	7,400	342,175
Sohgo Security Services Co. Ltd.	500	22,834
Sojitz Corp.	5,600	10,432

Sompo Japan Nipponkoa Holdings, Inc.	2,600	75,517
Sony Corp.	10,000	245,121
Sony Financial Holdings, Inc.	1,100	18,054
Stanley Electric Co. Ltd.	600	11,971
Sugi Holdings Co. Ltd.	74,200	3,330,206
Sumco Corp.	900	8,072
Sumitomo Chemical Co. Ltd.	12,000	60,681
Sumitomo Corp.	9,900	95,737
Sumitomo Dainippon Pharma Co. Ltd.	1,100	10,997
Sumitomo Electric Industries Ltd.	924,900	11,832,395
Sumitomo Heavy Industries Ltd.	5,000	19,813
Sumitomo Metal Mining Co. Ltd.	3,000	34,079
Sumitomo Mitsui Financial Group, Inc.	419,400	15,903,779
Sumitomo Mitsui Trust Holdings, Inc.	3,767,000	13,806,225
Sumitomo Realty & Development Co. Ltd.	3,000	95,482
Sumitomo Rubber Industries Ltd.	700	9,717
Sundrug Co. Ltd.	200	10,529
Suntory Beverage & Food Ltd.	1,400	53,787
Suruga Bank Ltd.	2,200	40,936
Suzuken Co. Ltd.	700	23,343
Suzuki Motor Corp.	2,300	70,725
Sysmex Corp.	226,300	11,951,302
T&D Holdings, Inc.	4,800	56,697
Taiheiyo Cement Corp.	6,000	17,978
Taisei Corp.	7,000	45,634
Taisho Pharmaceutical Holdings Co. Ltd.	400	22,996
Taiyo Nippon Sanso Corp.	1,600	15,200
Takashimaya Co. Ltd.	208,000	1,680,614
Takeda Pharmaceutical Co. Ltd.	249,200	10,932,963
TDK Corp.	1,000	56,558
Teijin Ltd.	7,000	21,262
Terumo Corp.	2,700	76,417
THK Co. Ltd.	349,500	5,567,019
Tobu Railway Co. Ltd.	4,000	17,183
Toho Co. Ltd.	1,000	22,793
Toho Gas Co. Ltd.	2,000	11,794
Tohoku Electric Power Co., Inc.	3,300	44,720
Tokio Marine Holdings, Inc.	261,900	9,784,583
Tokyo Electric Power Co., Inc.	10,900	72,808
Tokyo Electron Ltd.	1,500	70,823
Tokyo Gas Co. Ltd.	19,000	91,909
Tokyo Tatemono Co. Ltd.	1,300	15,500
Tokyu Corp.	9,000	66,048
Tokyu Fudosan Holdings Corp.	3,100	20,626
TonenGeneral Sekiyu KK	3,000	29,073
Toppan Printing Co. Ltd.	2,000	16,111
Toray Industries, Inc.	12,000	103,743
Toshiba Corp.	27,000	68,020
Tosoh Corp.	3,000	14,438
TOTO Ltd.	1,000	31,164
Toyo Seikan Group Holdings Ltd.	1,300	20,693
Toyo Suisan Kaisha Ltd.	400	15,165
Toyoda Gosei Co Ltd.	600	11,793
Toyota Boshoku Corp.	800	13,584
Toyota Industries Corp.	1,500	71,353

Toyota Motor Corp.	274,400	16,065,548
Toyota Tsusho Corp.	1,100	23,186
Trend Micro, Inc.	800	28,259
Tsuruha Holdings, Inc.	300	25,853
Unicharm Corp.	313,900	5,559,761
United Urban Investment Corp.	33	44,071
USS Co. Ltd.	2,500	41,580
West Japan Railway Co.	1,300	81,479
Yahoo Japan Corp.	11,000	41,877
Yakult Honsha Co. Ltd.	800	39,850
Yamada Denki Co. Ltd.	3,200	12,901
Yamaguchi Financial Group, Inc.	1,000	12,258
Yamaha Corp.	1,000	22,148
Yamaha Motor Co. Ltd.	2,200	44,260
Yamato Holdings Co. Ltd.	2,500	47,865
Yamazaki Baking Co. Ltd.	1,000	15,409
Yaskawa Electric Corp.	1,900	19,389
Yokogawa Electric Corp.	2,000	20,934
Yokohama Rubber Co. Ltd.	700	12,346
		352,620,987
Jersey - 0.49%
Experian Plc	570,899	9,164,759
Genel Energy Plc (a)	221	929
Glencore Plc	91,449	126,937
Henderson Group Plc	13,034	51,371
Hiscox Ltd.	1,921	27,402
Petrofac Ltd.	1,425	16,596
Polyus Gold International Ltd.	6,873	20,014
Randgold Resources Ltd.	531	31,289
Regus Plc	3,452	16,060
Shire Plc	4,785	327,111
UBM Plc	3,071	22,610
Wolseley Plc	2,008	117,456
WPP Plc	9,144	190,369
		10,112,903
Luxembourg - 0.01%
Aperam SA (a)	338	9,140
ArcelorMittal	6,355	32,956
Millicom International Cellular SA	409	25,578
RTL Group SA	266	22,931
SES SA	2,524	79,656
Subsea 7 SA (a)	2,000	15,055
Tenaris SA	3,654	43,930
		229,246
Marshall Islands - 0.07%
Diana Shipping, Inc. (a)	124,580	807,278
Star Bulk Carriers Corp. (a)	284,360	582,938
		1,390,216
Mexico - 0.98%
America Movil SAB de CV	591,060	9,782,043
Wal-Mart de Mexico SAB de CV	4,179,318	10,311,765
		20,093,808
Netherlands - 3.56%
Aalberts Industries NV	902	26,732
Aegon NV	11,728	67,250

Aercap Holdings NV (a)	431	16,481
Airbus Group SE	4,459	264,064
Akzo Nobel NV	2,167	140,941
Altice NV - Class A (a)	2,273	47,559
Altice NV - Class B (a)	591	13,185
ASM International NV	359	11,652
ASML Holding NV	2,789	245,163
Boskalis Westminster	565	24,732
CNH Industrial NV	671,842	4,379,334
Core Laboratories NV	72,592	7,244,682
Delta Lloyd NV	1,586	13,327
Euronext NV	282	12,029
Fiat Chrysler Automobiles NV (a)	6,514	84,666
Fugro NV (a)	379	6,693
Gemalto NV	657	42,713
Heineken Holding NV	894	63,739
Heineken NV	1,766	142,991
ING Groep NV	30,900	437,779
Koninklijke Ahold NV	517,245	10,090,489
Koninklijke DSM NV	1,347	62,167
Koninklijke KPN NV	24,334	91,263
Koninklijke Philips NV	7,271	171,065
Koninklijke Vopak NV	456	18,232
Mobileye NV (a)	1,437	65,355
NN Group NV	749	21,502
NXP Semiconductors NV (a)	2,062	179,538
OCI NV (a)	590	15,135
PostNL NV (a)	3,190,347	11,662,386
Qiagen NV (a)	133,190	3,435,674
Qiagen NV - ADR (a)	31,070	801,606
Randstad Holding NV	1,162	69,454
RELX NV	7,261	118,623
Royal Dutch Shell Plc - Class A	804,477	19,082,152
SBM Offshore NV (a)	1,161	14,739
Sensata Technologies Holding NV (a)	235,521	10,443,001
STMicroelectronics NV	5,598	38,246
TNT Express NV	2,305	17,590
Unilever NV - ADR	12,218	489,761
Wolters Kluwer NV	2,970	91,593
Yandex NV (a)	257,622	2,764,284
		73,029,567
Netherlands Antilles - 0.43%
Schlumberger Ltd.	126,750	8,741,947
New Zealand - 0.01%
Auckland International Airport Ltd.	4,338	13,580
Contact Energy Ltd.	498	1,580
Fletcher Building Ltd.	3,554	15,496
Fonterra Co-operative Group Ltd.	3,246	11,307
Meridian Energy Ltd.	9,364	12,609
Mighty River Power Ltd.	8,829	14,223
Ryman Healthcare Ltd.	2,638	12,356
Spark New Zealand Ltd.	12,082	23,089
Xero Ltd. (a)	136	1,314
		105,554
Norway - 0.19%

DNB ASA	8,001	104,128
Gjensidige Forsikring ASA	1,495	20,130
Kongsberg Gruppen ASA	1,646	23,775
Marine Harvest ASA	2,175	27,670
Norsk Hydro ASA	980,798	3,270,532
Orkla ASA	8,216	60,760
Schibsted ASA - Class A	195	6,612
Schibsted ASA - Class B (a)	737	23,288
Statoil ASA	9,741	142,015
Telenor ASA	5,057	94,498
TGS Nopec Geophysical Co. ASA	859	15,880
Yara International ASA	1,641	65,464
		3,854,752
Philippines - 0.10%
Puregold Price Club, Inc.	3,216,500	2,133,323
Portugal - 0.27%
Banco BPI SA (a)	10,428	11,041
Banco Comercial Portugues SA (a)	373,989	18,277
Galp Energia SGPS SA	2,181	21,522
Jeronimo Martins SGPS SA	403,549	5,446,458
NOS SGPS SA	2,990	24,698
Portucel SA	3,254	11,310
Sonae SGPS SA	9,072	11,188
		5,544,494
Republic of Korea - 1.31%
Samsung Electronics Co. Ltd.	8,278	7,942,359
Samsung Fire & Marine Insurance Co. Ltd.	38,061	8,987,804
SK Hynix, Inc.	349,308	9,962,446
		26,892,609
Singapore - 1.09%
Ascendas Real Estate Investment Trust	12,800	21,088
CapitaLand Commercial Trust Ltd.	24,100	22,754
CapitaLand Ltd.	17,700	33,421
CapitaLand Mall Trust	18,100	24,203
City Developments Ltd.	3,600	19,506
ComfortDelGro Corp. Ltd.	12,800	25,858
DBS Group Holdings Ltd.	13,800	157,518
Flextronics International Ltd. (a)	5,863	61,796
Frasers Centrepoint Ltd.	9,500	9,917
Genting Singapore Plc	46,800	23,905
Global Logistic Properties Ltd.	35,100	50,463
Golden Agri-Resources Ltd.	90,200	20,966
Hutchison Port Holdings Trust	38,800	21,363
Jardine Cycle & Carriage Ltd.	800	15,200
Keppel Corp. Ltd.	16,100	76,998
Neptune Orient Lines Ltd. (a)	22,500	15,286
Olam International Ltd.	5,500	7,829
Oversea-Chinese Banking Corp. Ltd.	21,900	135,611
SATS Ltd.	4,700	12,661
Sembcorp Industries Ltd.	4,800	11,715
Sembcorp Marine Ltd.	6,600	10,655
SIA Engineering Co. Ltd.	10,200	26,416
Singapore Airlines Ltd.	2,500	18,820
Singapore Exchange Ltd.	2,700	13,357
Singapore Post Ltd.	27,200	32,441

Singapore Press Holdings Ltd.	4,600	12,416
Singapore Technologies Engineering Ltd.	12,100	25,386
Singapore Telecommunications Ltd.	2,605,900	6,595,834
Suntec Real Estate Investment Trust	11,500	12,147
StarHub Ltd.	4,500	10,957
United Industrial Corp. Ltd.	13,000	27,945
United Overseas Bank Ltd.	1,132,300	14,784,568
UOL Group Ltd.	4,000	16,935
Wilmar International Ltd.	10,900	19,723
		22,375,658
South Africa - 0.98%
Clicks Group Ltd.	713,930	4,633,252
Naspers Ltd.	88,488	11,089,953
Shoprite Holdings Ltd.	375,330	4,262,576
		19,985,781
Spain - 2.45%
Abengoa SA	2,005	1,868
Abertis Infraestructuras SA	5,577	88,242
Acciona SA	202	14,335
Acerinox SA	1,520	13,591
ACS Actividades Co.	2,045	58,839
Aena SA (a)	640	70,794
Almirall SA	1,577	28,158
Amadeus IT Holding SA	3,416	146,360
Atresmedia Corp.	940	11,967
Banco Bilbao Vizcaya Argentaria SA	51,499	435,469
Banco de Sabadell SA	46,846	86,223
Banco Popular Espanol SA	15,599	56,984
Banco Santander	885,465	4,708,408
Bankia SA	49,191	63,843
Bankinter SA	5,518	40,652
CaixaBank SA	18,772	72,446
Cellnex Telecom SAU (a)	905	15,419
Corp. Financiera Alba SA	217	9,051
Distribuidora Internacional de Alimentacion SA	1,145,771	6,935,987
Ebro Foods SA	735	14,436
EDP Renovaveis SA	5,423	35,638
Ferrovial SA	4,031	96,423
Gamesa Corp Tecnologica SA	2,079	28,861
Gas Natural SDG SA	1,881	36,703
Grifols SA	1,318	54,494
Grupo Catalana Occidente SA	486	13,985
Iberdrola SA	1,600,657	10,665,588
Industria de Diseno Textil SA	519,145	17,407,786
Mapfre SA	8,564	22,394
Mediaset Espana Comunicacion SA	1,906	20,836
Prosegur Cia de Seguridad SA	2,360	11,364
Repsol SA	7,660	89,340
Sacyr SA	879	1,949
Tecnicas Reunidas SA	507	22,453
Telefonica SA	719,054	8,723,601
Zardoya Otis SA	1,705	18,425
		50,122,912
Sweden - 3.37%
Alfa Laval AB	1,856	30,384

Assa Abloy AB	8,023	143,899
Atlas Copco AB - Class A	373,755	8,988,440
Atlas Copco AB - Class B	3,345	74,822
BillerudKorsnas AB	1,090	15,694
Boliden AB	2,740	42,903
Electrolux AB	2,511	70,953
Elekta AB	2,002	13,327
Fastighets AB Balder (a)	776	14,747
Getinge AB	1,784	39,818
Hennes & Mauritz AB	7,196	262,916
Hexagon AB	1,579	48,241
Hexpol AB	1,535	17,167
Holmen AB	417	11,694
Hufvudstaden AB	1,824	23,900
Husqvarna AB - Class A	2,876	18,504
Husqvarna AB - Class B	3,316	21,747
ICA Gruppen AB	372	12,594
Investment AB Kinnevik	449,158	12,839,306
Investment AB Latour	646	20,459
Investor AB	187,390	6,438,906
L E Lundbergforetagen AB	300	14,495
Lundin Petroleum AB (a)	1,514	19,540
Meda AB	1,926	27,545
Modern Times Group MTG AB	103,997	2,677,236
NCC AB - Class A	63	1,882
NCC AB - Class B	605	18,281
Nibe Industrier AB	613	17,944
Nordea Bank AB	24,688	275,432
Ratos AB	235	1,418
Saab AB	600	16,067
Sandvik AB	8,564	72,951
Securitas AB	2,045	25,010
Skandinaviska Enskilda Banken AB	11,186	119,637
Skanska AB	3,144	61,725
SKF AB	3,617	66,475
SSAB AB - Class A (a)	2,792	9,584
SSAB AB - Class B (a)	361	1,091
Svenska Cellulosa AB SCA	359,633	10,063,300
Svenska Handelsbanken AB	869,274	12,469,614
Swedbank AB	8,634	190,987
Swedish Match AB	124,931	3,776,483
Swedish Orphan Biovitrum AB (a)	477	6,305
Tele2 AB	2,509	24,469
Telefonaktiebolaget LM Ericsson - Class A	1,255	11,394
Telefonaktiebolaget LM Ericsson - Class B	22,353	219,275
TeliaSonera AB	1,750,599	9,449,354
Trelleborg AB	2,758	43,693
Volvo AB	13,954	133,667
		68,965,275
Switzerland - 9.58%
ABB Ltd.	1,146,326	20,282,548
ACE Ltd.	125,090	12,934,306
Actelion Ltd.	926	117,691
Adecco SA	1,028	75,286
Allreal Holding AG	105	13,735

Alpiq Holding AG	338	33,140
Aryzta AG	608	25,769
Baloise Holding AG	340	38,965
Banque Catonale Vaudoise	15	8,854
Barry Callebaut AG	9	9,800
Basellandschaftliche Kantonalbank	2	1,818
Berner Ktbk	44	8,217
Bucher Industries AG	53	11,395
Chocoladefabriken Lindt & Spruengli AG - PC	7	41,042
Chocoladefabriken Lindt & Spruengli AG - REG	1	70,937
Cie Financiere Richemont SA	77,160	6,003,894
Clariant AG	1,450	24,421
Credit Suisse Group AG	11,995	288,322
DKSH Holding AG	352	22,332
Dufry AG (a)	284	33,254
EMS-Chemie Holding AG	54	22,216
Flughafen Zuerich AG	36	25,057
Galenica AG	25	31,854
GAM Holding AG	1,529	26,913
Geberit AG	356	108,906
Georg Fischer AG	29	16,436
Givaudan SA	76	123,664
Graubuendner Kantonalbank	9	14,609
Helvetia Holding AG	48	23,548
Julius Baer Group Ltd.	1,627	73,885
Kuehne & Nagel International AG	368	47,320
LafargeHolcim Ltd.	3,357	175,974
Lonza Group AG	343	45,007
Luzerner Kantonalbank AG	16	5,834
Nestle SA	609,006	45,800,717
Novartis AG	270,742	24,884,408
Novartis AG - Sponsored ADR	98,380	9,043,090
OC Oerlikon Corp. AG	1,593	15,649
Panalpina Welttransport Holding AG	109	11,912
Partners Group Holding AG	96	32,538
PSP Swiss Property AG	262	21,539
Roche Holding AG - BR	160	42,175
Roche Holding AG- Genusschein	130,511	34,646,959
Schindler Holding AG	38,312	5,503,399
SFS Group AG	473	28,547
SGS SA	4,902	8,565,729
Sika AG	14	43,184
Sonova Holding AG	519	66,831
St Galler Kantonalbank AG	13	4,752
Straumann Holding AG	39	11,227
Sulzer AG	37,066	3,631,953
Sunrise Communications Group AG (a)	165	9,472
Swatch Group AG - BR	12,862	4,770,136
Swatch Group AG - REG	262	18,901
Swiss Life Holding AG	309	68,927
Swiss Re AG	2,725	233,797
Swisscom AG	220	109,795
Syngenta AG	27,677	8,868,009
TE Connectivity Ltd.	3,248	194,523
Transocean Ltd.	2,224	28,688

UBS Group AG	29,295	541,610
Zurich Insurance Group AG	33,987	8,344,022
		196,329,438
Taiwan, Province of China - 2.06%
Delta Electronics, Inc. - GDR	114,583	2,691,559
Hon Hai Precision Industry Co. Ltd. - GDR	1,315,448	7,230,500
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,555,996	32,286,917
		42,208,976
Thailand - 0.75%
Bangkok Bank Plc	2,705,400	11,951,557
Thai Beverage Plc	6,968,800	3,360,014
		15,311,571
United Kingdom - 17.65%
3i Group Plc	9,339	65,969
AA Plc	4,082	17,514
Aberdeen Asset Management Plc	6,997	31,430
Admiral Group Plc	238,129	5,415,937
Aggreko Plc	339,301	4,891,414
Amec Foster Wheeler Plc	2,263	24,582
Amlin Plc	3,142	31,222
Anglo American Plc	10,862	90,731
Antofagasta Plc	3,046	23,073
ARM Holdings Plc	228,765	9,894,086
ARM Holdings Plc - ADR	384,633	5,526,091
Ashmore Group Plc	3,529	13,175
Ashtead Group Plc	4,652	65,787
ASOS Plc (a)	217,074	9,098,532
Associated British Foods Plc	2,924	147,981
AstraZeneca Plc	215,232	13,649,665
Auto Trader Group (a)	995,388	5,121,241
Aviva Plc	31,984	218,756
B&M European Value Retail SA	4,299	21,210
Babcock International Group Plc	4,323	59,805
BAE Systems Plc	26,122	177,070
Balfour Beatty Plc	3,548	13,508
Barclays Plc	131,886	488,081
Barratt Developments Plc	7,194	70,271
Bellway Plc	709	26,714
Berkeley Group Holdings Plc	1,205	60,998
Betfair Group Plc	465	23,435
BG Group Plc	1,562,172	22,535,640
BHP Billiton Plc	206,234	3,139,206
Booker Group Plc	13,269	37,166
BP Plc	4,015,929	20,374,238
British American Tobacco Plc	14,573	804,073
British Land Co. Plc	8,154	103,553
Britvic Plc	1,504	15,457
BT Group Plc	66,454	422,948
BTG Plc (a)	2,511	24,852
Bunzl Plc	2,186	58,659
Burberry Group Plc	297,197	6,160,477
Cable & Wireless Communications Plc	15,780	13,243
Capita Plc	172,004	3,123,926
Capital & Counties Properties Plc	4,904	32,256
Carnival Plc	262,455	13,578,475

Centrica Plc	40,486	140,649
Close Brothers Group Plc	574	12,983
Cobham Plc	6,980	30,214
Coca-Cola HBC AG	1,001	21,190
Compass Group Plc	604,240	9,651,428
Croda International Plc	1,043	42,798
Daily Mail & General Trust Plc	1,888	21,540
DCC Plc	564	42,619
Derwent London Plc	1,193	65,759
Diageo Plc	388,096	10,426,909
Dialog Semiconductor Plc (a)	811	32,536
Direct Line Insurance Group Plc	12,519	71,035
Dixons Carphone Plc	6,194	39,809
Drax Group Plc	3,946	14,578
DS Smith Plc	6,986	41,733
easyJet Plc	2,297	62,005
Essentra Plc	1,631	19,433
Evraz Plc (a)	20,000	22,091
G4S Plc	10,126	35,399
GKN Plc	10,880	44,193
GlaxoSmithKline Plc	595,859	11,436,822
Great Portland Estates Plc	2,142	27,727
Greene King Plc	1,867	22,501
Halma Plc	2,231	24,394
Hammerson Plc	6,597	62,293
Hargreaves Lansdown Plc	632,451	11,566,436
Hays Plc	8,970	20,850
Howden Joinery Group Plc	4,858	35,849
HSBC Holdings Plc	153,891	1,160,906
ICAP Plc	3,300	22,856
ICON Plc (a)	151,477	10,750,323
IG Group Holdings Plc	2,302	26,828
Imagination Technologies Group Plc (a)	1,005,105	3,348,437
IMI Plc	1,674	24,054
Imperial Tobacco Group Plc	7,671	396,580
Inchcape Plc	2,523	27,492
Indivior Plc	3,271	11,235
Informa Plc	7,042	59,958
Inmarsat Plc	3,214	47,813
InterContinental Hotels Group Plc	1,709	59,207
Intermediate Capital Group Plc	3,941	30,826
International Consolidated Airlines Group SA (a)	7,532	67,282
Intertek Group Plc	136,412	5,033,940
Intu Properties Plc	5,676	28,330
Investec Plc	6,362	48,713
ITV Plc	1,677,671	6,251,742
J Sainsbury Plc	10,481	41,451
Jardine Lloyd Thompson Group Plc	959	14,774
John Wood Group Plc	440,280	4,104,451
Johnson Matthey Plc	209,679	7,774,000
Jupiter Fund Management Plc	818,397	5,375,901
Just Eat Plc (a)	5,220	32,477
KAZ Minerals Plc (a)	638,765	819,218
Kingfisher Plc	19,989	108,585
Land Securities Group Plc	6,021	114,784

Legal & General Group Plc	47,552	171,461
Liberty Global Plc - Class A (a)	195,379	8,389,574
Liberty Global Plc - Series C (a)	4,498	184,508
Liberty Global Plc LiLAC - Class A (a)	186	6,266
Lloyds Banking Group Plc	443,135	504,490
London Stock Exchange Group Plc	2,320	85,038
Man Group Plc	12,011	27,881
Marks & Spencer Group Plc	14,326	108,745
Meggitt Plc	5,905	42,599
Melrose Industries Plc	6,093	24,375
Merlin Entertainments Plc	4,027	22,690
Micro Focus International Plc	1,065	19,404
Millennium & Copthorne Hotels Plc	3,693	26,968
Mitchells & Butlers Plc (a) (c)	768,317	3,680,881
Mondi Plc	3,190	66,860
National Grid Plc	894,237	12,454,126
Next Plc	1,143	131,721
Ocado Group Plc (a)	5,217	25,314
Old Mutual Plc	42,106	120,670
Pearson Plc	7,252	123,958
Pennon Group Plc	2,247	26,430
Persimmon Plc (a)	2,235	68,025
Provident Financial Plc	963	45,810
Prudential Plc	20,086	423,744
Reckitt Benckiser Group Plc	152,650	13,843,145
RELX Plc	8,625	147,931
Rentokil Initial Plc	10,675	23,846
Rexam Plc	5,050	40,095
Rightmove Plc	168,631	9,326,419
Rio Tinto Plc	9,954	333,987
Rolls-Royce Holdings Plc (a)	14,953	153,390
Rotork Plc	5,760	14,389
Royal Bank of Scotland Group Plc (a)	2,585,162	12,334,025
Royal Dutch Shell Plc - Class B	18,574	439,186
Royal Mail Plc	5,427	37,709
RSA Insurance Group Plc	8,331	50,790
SABMiller Plc	143,027	8,099,282
Saga Plc	453	1,408
Sage Group Plc	10,012	75,746
Schroders Plc	717	30,467
Schroders Plc - Non Voting	667	21,843
Segro Plc	7,305	47,527
Serco Group Plc (a)	7,265	11,226
Severn Trent Plc	2,439	80,682
Shaftesbury Plc	1,704	23,659
Sky Plc	8,820	139,541
Smith & Nephew Plc	7,597	132,729
Smiths Group Plc	3,710	56,528
Spectris Plc	789	20,187
Spirax-Sarco Engineering Plc	505	21,433
Sports Direct International Plc (a)	2,036	23,358
SSE Plc	8,314	188,170
St James’s Place Plc	4,895	62,999
Stagecoach Group Plc	1,116	5,699
Standard Chartered Plc	497,092	4,824,233

Standard Life Plc	17,034	100,043
TalkTalk Telecom Group Plc	2,981	14,195
Tate & Lyle Plc	3,007	26,794
Taylor Wimpey Plc	23,734	70,318
Telecity Group Plc	1,232	20,304
Tesco Plc	8,798,896	24,439,687
Thomas Cook Group Plc (a)	9,717	17,042
Travis Perkins Plc	2,212	65,990
Tullow Oil Plc (a)	6,706	17,237
Unilever Plc	514,573	20,958,387
Unilever Plc - Sponsored ADR	140,280	5,720,618
United Utilities Group Plc	6,572	92,113
Vodafone Group Plc	4,090,025	12,900,244
Weir Group Plc	239,355	4,246,488
Whitbread Plc	1,411	99,964
William Hill Plc	8,868	47,166
WM Morrison Supermarkets Plc	15,247	38,368
		361,778,508
United States - 1.07%
Autoliv, Inc.	774	84,373
Coca-Cola Enterprises, Inc.	163,303	7,895,700
lululemon athletica, Inc. (a)	134,360	6,805,334
Mettler-Toledo International, Inc. (a)	25,074	7,139,571
X5 Retail Group NV - GDR (a)	619	10,791
		21,935,769
Total Common Stocks (Cost $2,212,002,634)		$1,947,703,974

PREFERRED STOCKS - 0.02%
Germany - 0.02%
Bayer Motoren Werke AG	304	$20,908
Fuch Petrolub SE	304	13,455
Henkel AG & Co. KGaA	1,202	123,801
Porsche Automobil Holding SE	1,063	45,226
Sartorius AG	25	5,940
Volkswagen AG	1,218	133,795
		343,125
Japan - 0.00%
Shinkin Central Bank	4	7,354
Spain - 0.00%
Grifols SA - Class B	882	27,020
Total Preferred Stocks (Cost $556,605)		$377,499

RIGHTS - 0.00%	Contracts	Value
Australia - 0.00%
Origin Energy Ltd. (a)(b)	5,282	$4,955
Total Rights (Cost $9,531)		$4,955

SHORT-TERM INVESTMENTS - 4.80%	Shares	Value
Money Market Funds - 4.80%
Goldman Sachs Financial Square Funds - Government Fund - Institutional Class 0.03%	49,241,255	$49,241,255
JPMorgan U.S. Government Money Market Fund - Institutional Class 0.01%	49,241,256	49,241,256
Total Short-Term Investments (Cost $98,482,511)		$98,482,511

TOTAL INVESTMENTS IN SECURITIES - 99.89%

(Cost $2,311,051,281)	$2,046,568,939
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.11%	2,184,460
TOTAL NET ASSETS - 100.00%	$2,048,753,399

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-Income Producing
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $39,580 or 0.00% of the Fund’s net assets and are classified as Level 3 securities.

(c)	Security is being treated as illiquid by the Fund. The value of this security totals $3,680,881, which represents 0.18% of total net assets

Bridge Builder International Equity Fund
Schedule of Investments
September 30, 2015 (Unaudited)

COMMON STOCKS
Consumer Discretionary	14.05%
Consumer Staples	14.81%
Energy	5.03%
Financials	15.15%
Health Care	12.76%
Industrials	10.64%
Information Technology	11.43%
Materials	4.65%
Telecommunication Services	4.51%
Utilities	2.04%
TOTAL COMMON STOCKS	95.07%
PREFERRED STOCKS
Consumer Discretionary	0.01%
Consumer Staples	0.01%
TOTAL PREFERRED STOCKS	0.02%
SHORT-TERM INVESTMENTS	4.80%
TOTAL INVESTMENTS	99.89%
Other Assets in Excess of Liabilities	0.11%
TOTAL NET ASSETS	100.00%

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
September 30, 2015 (Unaudited)

1. Organization

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2015, the Trust consisted of eight series: the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Muni Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”), (each a “Fund,” and collectively, the “Funds”). The Funds are diversified and each currently offers a single class of shares. Each Fund has adopted its own investment objective and policies.

2. Securities and Other Investments

Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, this risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term gains or losses upon the sale of forward commitments.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fixed-income securities purchased on a delayed delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. A Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. A Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

The Funds’ average monthly notional amount of derivatives during the period ended September 30, 2015 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Purchased Swaps	Sold Swaps	Forward Contracts
Bridge Builder Core Bond Fund	$396,023,301	$132,934,057	$—	$—	$—
Bridge Builder Core Plus Bond Fund	15,118,065	25,041,923	—	1,833,334	18,770,005
Bridge Builder Municipal Bond Fund	—	—	—	—	—
Bridge Builder Large Cap Growth Fund	1,404,777	—	—	—	—
Bridge Builder Large Cap Value Fund	1,772,239	—	—	—	—
Bridge Builder Small/Mid Cap Growth Fund	3,327,396	—	—	—	—
Bridge Builder Small/Mid Cap Value Fund	569,313	—	—	—	—
Bridge Builder International Fund	—	—	—	—	—

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. During the period ended September, 2015, the Funds purchased and sold futures contracts to gain or hedge exposure to risk factors and alter the respective Fund’s investment characteristics. Upon entering into futures contracts, a Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

Forward Foreign Currency Exchange Contracts - Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts - Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss. Credit default contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Loan Assignments — Certain Funds may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The fund invests in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which they acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

Restricted Securities
The Funds may own investment securities that are unregistered and thus restricted as toresale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance.  Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at September 30, 2015 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Core Bond Fund’s sub-advisers have determined $8,297,110 of the Fund’s September 30, 2015 restricted securities to be illiquid and $1,198,878,889 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.  The Core Plus Bond Fund’s sub-advisers have determined $250,000 of the Fund’s September 30, 2015 restricted securities to be illiquid and $249,984,567 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.

3. Investment Valuation and Fair Value Measurements

a) Investment Valuation Policies – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if significant observable inputs are used.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees and are classified as Level 2 or Level 3.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the New York Stock Exchange (“NYSE”) generally 4:00 p.m. Eastern time and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board of Trustees and are classified as Level 2 or Level 3.

The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the investment adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board of Trustees. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. These securities are generally classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

Fair Value Hiercarchy -  Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Trust has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$—	$741,022,926	$196,127,006	$937,149,932
Corporate Bonds	—	2,933,386,681	21,517,387	2,954,904,068
Government Related	—	2,374,348,028	—	2,374,348,028
Mortgage-Backed Obligations	—	3,538,567,583	75,253,737	3,613,821,320
Short-Term Investments	919,311,489	—	—	919,311,489
Total Investments in Securities	$919,311,489	$9,587,325,218	$292,898,130	$10,799,534,837

Other Financial Instruments (1)
Futures Contracts	$705,065	$—	$—	$705,065
Total Investments in Other Financial Instruments	$705,065	$—	$—	$705,065

Bridge Builder Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$—	$127,474,459	$5,724,080	$133,198,539
Bank Loans	—	7,520,300	—	7,520,300
Corporate Bonds	—	626,461,203	91,885,690	718,346,893
Government Related	—	690,313,555	—	690,313,555
Mortgage-Backed Obligations	—	612,946,799	18,672,224	631,619,023
Preferred Stocks	5,996,733	2,520,390	—	8,517,123
Short-Term Investments	201,064,134	—	—	201,064,134
Total Investments in Securities	$207,060,867	$2,067,236,706	$116,281,994	$2,390,579,567

Other Financial Instruments (1)
Futures Contracts	$(68,643)	$—	$—	$(68,643)
Forward Contracts	297,563	—	—	297,563
Swaps	—	38,735	—	38,735
Total Investments in Other Financial Instruments	$228,920	$38,735	$—	$267,655

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$1,003,946,290	$2,798,226	$1,006,744,516
Short-Term Investments	349,841,144	—	—	349,841,144
Total Investments in Securities	$349,841,144	$1,003,946,290	$2,798,226	$1,356,585,660

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$458,940,238	$—	$—	$458,940,238
Consumer Staples	205,332,032	—	—	205,332,032
Energy	83,038,552	—	—	83,038,552
Financials	220,906,058	—	—	220,906,058
Health Care	369,363,183	—	—	369,363,183
Industrials	199,545,079	—	—	199,545,079
Information Technology	745,702,282	—	—	745,702,282
Materials	66,538,581	—	—	66,538,581
Telecommunication Services	15,851,115	—	—	15,851,115
Utilities	111,438	—	—	111,438
Short-Term Investments	110,633,111	—	—	110,633,111
Total Investments in Securities	$2,475,961,669	$—	$—	$2,475,961,669

Other Financial Instruments (1)
Futures Contracts	$(27,568)	$—	$—	$(27,568)
Total Investments in Other Financial Instruments	$(27,568)	$—	$—	$(27,568)

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$191,418,854	$11,973,572	$—	$203,392,426
Consumer Staples	165,332,350	—	—	165,332,350
Energy	161,885,796	—	—	161,885,796
Financials	444,653,716	—	—	444,653,716
Health Care	224,232,849	—	—	224,232,849
Industrials	296,839,890	—	—	296,839,890
Information Technology	255,517,051	25,298,879	—	280,815,930
Materials	115,393,991	—	—	115,393,991
Telecommunication Services	29,588,180	—	—	29,588,180
Utilities	12,595,441	—	—	12,595,441
Short-Term Investments	89,322,671	—	—	89,322,671
Total Investments in Securities	$1,986,780,789	$37,272,451	$—	$2,024,053,240

Other Financial Instruments (1)
Futures Contracts	$(27,184)	$—	$—	$(27,184)
Total Investments in Other Financial Instruments	$(27,184)	$—	$—	$(27,184)

Bridge Builder Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$221,110,313	$—	$—	$221,110,313
Consumer Staples	84,595,963	—	—	84,595,963
Energy	35,386,713	—	—	35,386,713
Financials	159,890,816	—	—	159,890,816
Health Care	234,495,229	—	—	234,495,229
Industrials	183,111,910	—	—	183,111,910
Information Technology	289,496,105	—	2,747	289,498,852
Materials	43,879,236	—	—	43,879,236
Telecommunication Services	10,908,124	—	—	10,908,124
Utilities	2,308,070	—	—	2,308,070
Short-Term Investments	43,913,272	—	—	43,913,272
Total Investments in Securities	$1,309,095,751	$—	$2,747	$1,309,098,498

Other Financial Instruments (1)
Futures Contracts	$(34,564)	$—	$—	$(34,564)
Total Investments in Other Financial Instruments	$(34,564)	$—	$—	$(34,564)

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$101,460,669	$—	$—	$101,460,669
Consumer Staples	21,209,598	—	—	21,209,598
Energy	25,084,356	—	—	25,084,356
Financials	230,048,475	—	—	230,048,475
Health Care	71,876,572	—	—	71,876,572
Industrials	107,559,925	—	—	107,559,925
Information Technology	130,360,187	—	1,051	130,361,238
Materials	60,063,311	—	—	60,063,311
Telecommunication Services	4,493,380	—	—	4,493,380
Utilities	33,470,713	—	—	33,470,713
Short-Term Investments	19,261,404	—	—	19,261,404
Total Investments in Securities	$804,888,590	$—	$1,051	$804,889,641

Other Financial Instruments (1)
Futures Contracts	$(11,006)	$—	$—	$(11,006)
Total Investments in Other Financial Instruments	$(11,006)	$—	$—	$(11,006)

Bridge Builder International Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$30,256,051	$257,863,734	$—	$288,119,785
Consumer Staples	32,104,380	271,421,689	—	303,526,069
Energy	23,776,698	79,152,508	39,580	102,968,786
Financials	30,970,141	279,472,450	—	310,442,591
Health Care	53,883,380	207,663,804	—	261,547,184
Industrials	25,875,703	192,021,308	—	217,897,011
Information Technology	97,688,894	136,426,615	—	234,115,509
Materials	5,610,507	89,689,228	—	95,299,735
Telecommunication Services	9,783,282	82,566,121	—	92,349,403
Utilities	13,264	41,807,091	—	41,820,355
Short-Term Investments	98,482,511	—	—	98,482,511
Total Investments in Securities	$408,444,811	$1,638,084,548	$39,580	$2,046,568,939

(1)
Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/depreciation of the instrument within the Funds' Schedule of Investments.  Credit default swaps are reported at market value.

Below are the transfers between Levels 2 and Levels 3 during the reporting period from June 30, 2015 to September 30, 2015.Transfers between levels are identified at the end of the reporting period. Securities transferred from Level 1 and Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

	Bridge Builder Core Bond Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund

Transfers into Level 1	$—	$—	$—
Transfers out of Level 1	—	2,747	1,051
Net transfers out of Level 1	$—	$(2,747)	$(1,051)

Transfers into Level 2	$63,490,928	$—	$—
Transfers out of Level 2	(32,119,725)	—	—
Net transfers into Level 2	$31,371,203	$—	$—

Transfers into Level 3	$32,119,725	$2,747	$1,051
Transfers out of Level 3	(63,490,928)	—	—
Net transfers into/(out of) Level 3	$(31,371,203)	$2,747	$1,051

Below is a reconciliation that details the activity of securities in Level 3 during the period ended September 30, 2015:

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Beginning Balance - June 30, 2015	$312,609,326	$—	$—	$—	$—	$—
Purchases	44,198,906	122,303,134	3,625,639	—	—	76,138
Sales proceeds and paydowns	(32,472,862)	(1,728,114)	—	—	—	—
Transfers into Level 3	32,119,725	—	—	2,747	1,051	—
Transfer out of Level 3	(63,490,928)	—	—	—	—	—
Realized gains/(losses), net	175,086	(9,304)	—	—	—	—
Change in unrealized gains/(losses), net	(241,123)	(4,283,722)	(827,413)	—	—	(36,558)
Ending Balance - September 30, 2015	$292,898,130	$116,281,994	$2,798,226	$2,747	$1,051	$39,580

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of September 30, 2015:

Bridge Builder Core Bond Fund

Type of Security	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Inputs	Range
Asset-Backed Obligations	$196,127,006	Consensus pricing	Third party & broker quoted inputs	N/A
Corporate Bonds	21,517,387	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	66,196,068	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	9,057,669	Market activity	Recent transaction	N/A

Bridge Builder Core Plus Bond Fund

Type of Security	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Inputs	Range
Asset-Backed Obligations	$5,014,231	Consensus pricing	Third party & broker quoted inputs	N/A
Asset-Backed Obligations	709,849	Market activity	Recent transaction	N/A
Corporate Bonds	91,885,690	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	14,509,178	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	4,163,046	Market activity	Recent transaction	N/A

Bridge Builder Small/Mid Cap Growth Fund

Type of Security	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Inputs	Range
Common Stock	$2,747	Market activity	Recent transaction	N/A

Bridge Builder Small/Mid Cap Value Fund

Type of Security	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Inputs	Range
Common Stock	$1,051	Market activity	Recent transaction	N/A

Bridge Builder International Equity Fund

Type of Security	Fair Value at 9/30/2015	Valuation Techniques	Unobservable Inputs	Range
Common Stock	$34,625	Market activity	Recent transaction	N/A
Right	$4,955	Market activity	Recent transaction	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Third-Party & Broker Quoted Inputs
The significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

2. FEDERAL TAX INFORMATION

The cost, gross unrealized appreciation, gross unrealized depreciation and the net unrealized appreciation/(depreciation) on securities, including proceeds from securities sold short for federal income tax purposes were as follows:1

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund

Cost of Investments	$10,667,762,546	$2,390,604,559	$1,351,504,212	$2,617,793,665	$2,267,930,828	$1,437,638,711	$883,062,932	$2,311,051,281

Gross unrealized appreciation on investments	187,380,384	11,883,264	5,232,424	71,031,284	30,026,680	29,085,644	14,009,226	30,788,140
Gross unrealized depreciation on investments	(55,608,093)	(11,908,256)	(150,976)	(212,863,280)	(273,904,268)	(157,625,857)	(92,182,517)	(295,270,482)
Net unrealized appreciation/(depreciation) on investments	$131,772,291	$(24,992)	$5,081,448	$(141,831,996)	$(243,877,588)	$(128,540,213)	$(78,173,291)	$(264,482,342)

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Funds will be available in the shareholder report for the year ended June 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Bridge Builder Trust

By (Signature and Title)      /s/ Joseph Neuberger
      Joseph Neuberger, President

Date          November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Joseph Neuberger
      Joseph Neuberger, President

Date          November 23, 2015

By (Signature and Title)*          /s/ Jason Hadler
        Jason Hadler, Treasurer

Date          November 23, 2015

* Print the name and title of each signing officer under his or her signature.